Schedule of Investments

ARIZONA TAX-EXEMPT FUND	June 30, 2025 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 97.2%
Arizona – 93.2%
Arizona Board of Regents Revenue Bonds, Series A, Green Bonds,
5.00%, 7/1/43	$850	$875
Arizona Board of Regents State University System Revenue Refunding Bonds, Series A, Green Bonds,
5.00%, 7/1/35	1,000	1,001
5.00%, 7/1/41	1,000	1,000
Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,
5.00%, 7/1/36	495	508
Arizona Board of Regents University of Arizona System Revenue Refunding Bonds, Stimulus Plan For Economic (BAM Insured),
5.00%, 8/1/43	705	732
Arizona Board of Regents University System Revenue Refunding Bonds, Stimulus Plan For Economic,
3.13%, 8/1/39	430	364
Arizona State IDA Education Revenue Bonds, Series A-Social, Macombs Facility Project,
4.00%, 7/1/41	500	443
Arizona State IDA National Charter Equitable School Revolving Loan Fund Revenue Bonds,
5.00%, 11/1/41	545	554
Arizona State University Sustainable Revenue Bonds, Series A,
5.00%, 7/1/36	795	831
Bullhead City Excise TRB,
4.00%, 7/1/52	1,000	855
Bullhead City Excise TRB, Second Series,
2.70%, 7/1/51	2,500	1,515
Chandler IDA IDR Bonds, Series 1 (AMT), Intel Corp. Project,
5.00%, 9/1/27(1) (2)	425	432
Gilbert Water Resource Municipal Property Corp. Utility System Revenue Bonds,
5.00%, 7/1/28	500	509
5.00%, 7/1/30	500	508
5.00%, 7/1/31	600	610
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.2%continued
Arizona – 93.2%continued
Glendale IDA Revenue Refunding Bonds, Midwestern University,
5.00%, 5/15/32	$500	$538
Glendale Senior Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/37	1,000	1,102
Goodyear McDowell Road Commercial Corridor Improvement District Special Assessment Refunding Bonds (BAM Insured),
3.35%, 1/1/28	785	797
Lake Havasu City Wastewater System Senior Lien Revenue G.O. Unlimited Refunding Bonds,
5.00%, 7/1/42	500	530
Maricopa County Arizona Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, School Improvement Project,
4.00%, 7/1/39	275	271
Maricopa County Buckeye Elementary School District No. 33 G.O. Unlimited Bonds, Series 2020, School Improvement Bonds Projects of 2015 & 2019 (AGM Insured),
4.00%, 7/1/36	305	308
Maricopa County Elementary School District No. 1 G.O. Unlimited Bonds, Series B, Project of 2022 (BAM Insured),
5.00%, 7/1/42	540	560
Maricopa County Elementary School District No. 28 Kyrene Elementary G.O. Unlimited Bonds, Series A, School Improvement Project of 2017,
5.00%, 7/1/32	250	263
Maricopa County Elementary School District No. 33 Buckeye G.O. Unlimited Bonds, Series B, School Improvement Project of 2015 (BAM Insured),
5.00%, 7/1/38	1,000	1,025
Maricopa County Elementary School District No. 66 Roosevelt Elementary G.O. Unlimited Bonds, Series C, Project of 2020 (AGM Insured),
5.00%, 7/1/30	275	301
NORTHERN FUNDS QUARTERLY REPORT  0 FIXED INCOME FUNDS

Schedule of Investments

ARIZONA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.2%continued
Arizona – 93.2%continued
Maricopa County Elementary School District No. 8 G.O. Unlimited Bonds, Series B, Osborn School Improvement Project of 2017 (AGM Insured),
5.00%, 7/1/35	$625	$648
Maricopa County IDA Education Revenue Bonds, Legacy Traditional Schools Project,
5.00%, 7/1/35	965	1,011
Maricopa County IDA Educational Facilities Revenue Bonds, Creighton University Project,
5.00%, 7/1/39	1,285	1,322
5.00%, 7/1/47	1,000	1,003
Maricopa County IDA Educational Revenue Refunding Bonds, Legacy Traditional School,
4.25%, 7/1/44	300	260
Maricopa County IDA Hospital Revenue Refunding Bonds, Series A, HonorHealth,
5.00%, 9/1/42	2,000	2,003
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,
5.00%, 1/1/38	1,250	1,265
Maricopa County Special Health Care District G.O. Unlimited Bonds,
4.00%, 7/1/38	2,500	2,410
Maricopa County Tempe Elementary School District No. 3 G.O. Unlimited Bonds, Series A, Project of 2022,
5.00%, 7/1/36	725	809
Maricopa County Unified School District No. 41 Gilbert G.O. Unlimited Bonds, Series B, School Improvement Project of 2015,
5.00%, 7/1/28	525	546
Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series D, School Improvement Project of 2015,
5.00%, 7/1/27	1,000	1,047
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.2%continued
Arizona – 93.2%continued
Maricopa County Unified School District No. 95 Queen Creek G.O. Limited Refunding Bonds,
5.00%, 7/1/26	$400	$400
Maricopa County Unified School District No. 95 Queen Creek G.O. Unlimited Bonds, School Improvement,
5.00%, 7/1/37	650	663
Mesa Utility System Revenue Bonds,
3.00%, 7/1/44	500	377
Phoenix Civic Airport Improvement Corp. Revenue Refunding Bonds, Series B,
5.00%, 7/1/34	1,000	1,028
Phoenix Civic Improvement Corp. Excise Tax Subordinate Revenue Refunding Bonds, Series A,
4.00%, 7/1/45	1,000	924
Phoenix Civic Improvement Corp. Junior Lien Airport Revenue Bonds,
5.00%, 7/1/44	1,545	1,554
Phoenix Civic Improvement Corp. Junior Lien Airport Revenue Bonds, Series B (AMT),
3.25%, 7/1/49	1,330	968
Phoenix Civic Improvement Corp. Junior Lien Airport Revenue Refunding Bonds,
5.00%, 7/1/33	840	864
Phoenix Civic Improvement Corp. Wastewater System Junior Lien Revenue Bonds, Series A,
5.00%, 7/1/34	700	732
Phoenix Civic Improvement Corp. Water System Junior Lien Revenue Bonds, Series A,
5.00%, 7/1/44	2,000	2,044
Phoenix G.O. Unlimited Bonds, Series A,
5.00%, 7/1/41	750	801
5.00%, 7/1/47	750	772
Phoenix IDA Healthcare Facilities Revenue Bonds, Mayo Clinic,
4.00%, 11/15/57	1,000	838
FIXED INCOME FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.2%continued
Arizona – 93.2%continued
Pima County IDA Revenue Refunding Bonds, Tucson Medical Center,
3.00%, 4/1/51	$1,000	$663
Pinal County Unified School District No. 20 G.O. Unlimited Bonds, Series A, Maricopa Project of 2024 (BAM Insured),
5.00%, 7/1/32	150	167
5.00%, 7/1/43	200	208
Queen Creek Excise Tax & State Shared Revenue Bonds,
4.00%, 8/1/45	1,250	1,132
Salt Verde Financial Corp. Senior Gas Revenue Bonds,
5.00%, 12/1/37	1,000	1,042
Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/30	1,675	1,792
Sedona Excise TRB (AGM Insured),
5.00%, 7/1/41	100	103
Tempe Excise TRB,
5.00%, 7/1/38	500	548
Vistancia Community Facilities District G.O. Unlimited Refunding Bonds (BAM Insured),
4.00%, 7/15/26	450	455
Yavapai County Jail District Revenue Bonds (BAM Insured),
5.00%, 7/1/29	955	1,028
		47,859
Florida – 1.0%
Brevard County School Board Refunding COPS, Series A,
5.00%, 7/1/27	500	522
Ohio – 0.3%
Ohio State Housing Finance Agency Residential Mortgage Backed Sustainable Revenue Bonds (GNMA, FNMA, FHLMC Insured),
5.50%, 9/1/29	160	175
Texas – 0.5%
Wink Loving Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/33	260	260
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.2%continued
Virginia – 2.2%
Richmond G.O. Unlimited Refunding Bonds, Series B,
4.00%, 7/15/29	$1,095	$1,119
Total Municipal Bonds
(Cost $55,270)		49,935

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.15%(3) (4)	437,097	$437
Total Investment Companies
(Cost $437)		437

Total Investments – 98.1%
(Cost $55,707)		50,372
Other Assets less Liabilities – 1.9%		985
NET ASSETS – 100.0%		$51,357

(1)	Maturity date represents the puttable date.
(2)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of June 30,
2025 is disclosed.

(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of June 30, 2025 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

COPS - Certificates of Participation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

IDA - Industrial Development Authority
NORTHERN FUNDS QUARTERLY REPORT  2 FIXED INCOME FUNDS

Schedule of Investments

ARIZONA TAX-EXEMPT FUND continued	June 30, 2025 (UNAUDITED)

IDR - Industrial Development Revenue

PSF - Permanent School Fund

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds(1)	$—	$49,935	$—	$49,935
Investment Companies	437	—	—	437
Total Investments	$437	$49,935	$—	$50,372

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$534	$5,860	$5,957	$10	$437	437,097
FIXED INCOME FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

BOND INDEX FUND	June 30, 2025 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 0.4%
Auto Loan – 0.2%
Ally Auto Receivables Trust, Series 2024-2, Class A3
4.14%, 7/16/29	$100	$100
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class B
5.84%, 7/18/29	50	51
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class C
6.00%, 7/18/29	50	51
BMW Vehicle Lease Trust, Series 2024-1, Class A4
5.00%, 6/25/27	100	101
BMW Vehicle Lease Trust, Series 2025-1, Class A3
4.43%, 6/26/28	100	101
BMW Vehicle Owner Trust, Series 2025-A, Class A3
4.56%, 9/25/29	100	101
Capital One Prime Auto Receivables Trust, Series 2024-1, Class A3
4.62%, 7/16/29	100	101
CarMax Auto Owner Trust, Series 2023-4, Class A4
5.96%, 5/15/29	50	52
CarMax Auto Owner Trust, Series 2024-1, Class A3
4.92%, 10/16/28	100	101
CarMax Auto Owner Trust, Series 2024-2, Class A3
5.50%, 1/16/29	100	101
CarMax Auto Owner Trust, Series 2024-2, Class B
5.69%, 11/15/29	100	103
CarMax Auto Owner Trust, Series 2024-4, Class A3
4.60%, 10/15/29	50	50
Carvana Auto Receivables Trust, Series 2024-P3, Class A3
4.26%, 10/10/29	75	75
Carvana Auto Receivables Trust, Series 2024-P3, Class A4
4.31%, 9/10/30	25	25
Drive Auto Receivables Trust, Series 2024-2, Class B
4.52%, 7/16/29	25	25
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Auto Loan – 0.2%continued
Drive Auto Receivables Trust, Series 2024-2, Class C
4.67%, 5/17/32	$25	$25
Drive Auto Receivables Trust, Series 2025-1, Class B
4.79%, 9/15/32	25	25
Drive Auto Receivables Trust, Series 2025-1, Class C
4.99%, 9/15/32	25	25
Drive Auto Receivables Trust, Series 2025-1, Class D
5.41%, 9/15/32	25	25
Exeter Automobile Receivables Trust, Series 2024-2A, Class D
5.92%, 2/15/30	50	51
Exeter Automobile Receivables Trust, Series 2024-3A, Class C
5.70%, 7/16/29	50	51
Exeter Automobile Receivables Trust, Series 2024-4A, Class C
5.48%, 8/15/30	50	51
Exeter Automobile Receivables Trust, Series 2024-4A, Class D
5.81%, 12/16/30	50	51
Exeter Automobile Receivables Trust, Series 2025-3A, Class B
4.86%, 2/15/30	50	50
Exeter Automobile Receivables Trust, Series 2025-3A, Class C
5.09%, 10/15/31	25	25
Exeter Automobile Receivables Trust, Series 2025-3A, Class D
5.57%, 10/15/31	25	25
Ford Credit Auto Lease Trust, Series 2024-B, Class A3
4.99%, 12/15/27	100	101
Ford Credit Auto Owner Trust, Series 2022-C, Class B
5.03%, 2/15/28	25	25
Ford Credit Auto Owner Trust, Series 2022-C, Class C
5.22%, 3/15/30	25	25
Ford Credit Auto Owner Trust, Series 2024-A, Class A4
5.01%, 9/15/29	100	102
NORTHERN FUNDS QUARTERLY REPORT  4 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Auto Loan – 0.2%continued
Ford Credit Auto Owner Trust, Series 2024-C, Class A3
4.07%, 7/15/29	$100	$100
Ford Credit Auto Owner Trust, Series 2024-C, Class B
4.40%, 8/15/30	25	25
Ford Credit Auto Owner Trust, Series 2025-A, Class A3
4.45%, 10/15/29	50	50
GM Financial Automobile Leasing Trust, Series 2024-3, Class A3
4.21%, 10/20/27	100	100
GM Financial Automobile Leasing Trust, Series 2025-1, Class A3
4.66%, 2/21/28	50	50
GM Financial Automobile Leasing Trust, Series 2025-2, Class A3
4.58%, 5/22/28	50	50
GM Financial Consumer Automobile Receivables Trust, Series 2024-3, Class A3
5.13%, 4/16/29	100	101
GM Financial Consumer Automobile Receivables Trust, Series 2024-4, Class A3
4.40%, 8/16/29	100	100
GM Financial Consumer Automobile Receivables Trust, Series 2025-1, Class A3
4.62%, 12/17/29	100	101
GM Financial Consumer Automobile Receivables Trust, Series 2025-2, Class A3
4.28%, 4/16/30	100	101
Harley-Davidson Motorcycle Trust, Series 2024-A, Class A3
5.37%, 3/15/29	50	51
Harley-Davidson Motorcycle Trust, Series 2024-B, Class A3
4.31%, 7/16/29	50	50
Honda Auto Receivables Owner Trust, Series 2024-1, Class A4
5.17%, 5/15/30	50	51
Honda Auto Receivables Owner Trust, Series 2024-3, Class A3
4.57%, 3/21/29	100	101
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Auto Loan – 0.2%continued
Honda Auto Receivables Owner Trust, Series 2024-4, Class A3
4.33%, 5/15/29	$100	$100
Honda Auto Receivables Owner Trust, Series 2025-1, Class A3
4.57%, 9/21/29	100	101
Hyundai Auto Receivables Trust, Series 2024-A, Class A3
4.99%, 2/15/29	50	50
Hyundai Auto Receivables Trust, Series 2024-B, Class A3
4.84%, 3/15/29	50	50
Hyundai Auto Receivables Trust, Series 2025-A, Class A3
4.32%, 10/15/29	100	100
Hyundai Auto Receivables Trust, Series 2025-B, Class A3
4.36%, 12/17/29	100	101
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3
5.32%, 1/18/28	50	51
Mercedes-Benz Auto Lease Trust, Series 2024-B, Class A3
4.23%, 2/15/28	50	50
Mercedes-Benz Auto Lease Trust, Series 2025-A, Class A3
4.61%, 4/16/29	50	51
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3
4.80%, 4/16/29	100	101
Mercedes-Benz Auto Receivables Trust, Series 2025-1, Class A3
4.78%, 12/17/29	50	51
Nissan Auto Lease Trust, Series 2024-B, Class A3
4.92%, 11/15/27	100	101
Nissan Auto Receivables Owner Trust, Series 2025-A, Class A3
4.49%, 12/17/29	150	151
Santander Drive Auto Receivables Trust, Series 2023-1, Class C
5.09%, 5/15/30	100	101
Santander Drive Auto Receivables Trust, Series 2023-4, Class C
6.04%, 12/15/31	50	51
FIXED INCOME FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Auto Loan – 0.2%continued
Santander Drive Auto Receivables Trust, Series 2024-1, Class C
5.45%, 3/15/30	$50	$51
Santander Drive Auto Receivables Trust, Series 2024-2, Class B
5.78%, 7/16/29	50	51
Santander Drive Auto Receivables Trust, Series 2024-2, Class C
5.84%, 6/17/30	50	51
Santander Drive Auto Receivables Trust, Series 2024-2, Class D
6.28%, 8/15/31	25	26
Santander Drive Auto Receivables Trust, Series 2024-4, Class B
4.93%, 9/17/29	50	50
Santander Drive Auto Receivables Trust, Series 2024-5, Class B
4.63%, 8/15/29	25	25
Santander Drive Auto Receivables Trust, Series 2024-5, Class C
4.78%, 1/15/31	25	25
Santander Drive Auto Receivables Trust, Series 2024-5, Class D
5.14%, 2/17/32	25	25
Toyota Auto Receivables Owner Trust, Series 2022-C, Class A4
3.77%, 2/15/28	100	99
Toyota Auto Receivables Owner Trust, Series 2024-B, Class A3
5.33%, 1/16/29	100	101
Toyota Auto Receivables Owner Trust, Series 2024-C, Class A4
4.83%, 11/15/29	100	102
Toyota Auto Receivables Owner Trust, Series 2024-D, Class A3
4.40%, 6/15/29	50	50
Volkswagen Auto Lease Trust, Series 2025-A, Class A3
4.50%, 6/20/28	50	50
Volkswagen Auto Loan Enhanced Trust, Series 2023-2, Class A3
5.48%, 12/20/28	100	102
Volkswagen Auto Loan Enhanced Trust, Series 2025-1, Class A3
4.50%, 8/20/29	50	50
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Auto Loan – 0.2%continued
World Omni Auto Receivables Trust, Series 2022-C, Class A4
3.68%, 9/15/28	$100	$99
World Omni Auto Receivables Trust, Series 2024-C, Class A3
4.43%, 12/17/29	50	50
World Omni Auto Receivables Trust, Series 2025-A, Class A4
4.86%, 11/15/30	225	230
World Omni Automobile Lease Securitization Trust, Series 2025-A, Class A3
4.42%, 4/17/28	50	50
		5,323
Credit Card – 0.1%
American Express Credit Account Master Trust, Series 2023-2, Class A
4.80%, 5/15/30	100	102
American Express Credit Account Master Trust, Series 2023-4, Class A
5.15%, 9/15/30	100	103
American Express Credit Account Master Trust, Series 2024-2, Class A
5.24%, 4/15/31	100	104
American Express Credit Account Master Trust, Series 2024-3, Class A
4.65%, 7/15/29	100	101
American Express Credit Account Master Trust, Series 2025-1, Class A
4.56%, 12/15/29	100	101
American Express Credit Account Master Trust, Series 2025-2, Class A
4.28%, 4/15/30	100	101
American Express Credit Account Master Trust, Series 2025-3, Class A
4.51%, 4/15/32	100	101
BA Credit Card Trust, Series 2023-A2, Class A2
4.98%, 11/15/28	100	101
BA Credit Card Trust, Series 2024-A1, Class A
4.93%, 5/15/29	125	127
Capital One Multi-Asset Execution Trust, Series 2021-A2, Class A2
1.39%, 7/15/30	150	139
NORTHERN FUNDS QUARTERLY REPORT  6 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Credit Card – 0.1%continued
Capital One Multi-Asset Execution Trust, Series 2024-A1, Class A
3.92%, 9/15/29	$75	$75
Chase Issuance Trust, Series 2023-A1, Class A
5.16%, 9/15/28	150	152
Chase Issuance Trust, Series 2023-A2, Class A
5.08%, 9/15/30	100	103
Chase Issuance Trust, Series 2024-A1, Class A
4.60%, 1/16/29	100	101
Chase Issuance Trust, Series 2024-A2, Class A
4.63%, 1/15/31	100	102
Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3
6.15%, 6/15/39	50	55
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7
3.96%, 10/13/30	100	100
Discover Card Execution Note Trust, Series 2021-A2, Class A2
1.03%, 9/15/28	100	96
First National Master Note Trust, Series 2023-2, Class A
5.77%, 9/15/29	100	102
First National Master Note Trust, Series 2025-1, Class A
4.85%, 2/15/30	50	51
Synchrony Card Funding LLC, Series 2023-A2, Class A
5.74%, 10/15/29	100	102
Synchrony Card Funding LLC, Series 2024-A1, Class A
5.04%, 3/15/30	100	101
Synchrony Card Funding LLC, Series 2024-A2, Class A
4.93%, 7/15/30	100	101
Synchrony Card Funding LLC, Series 2025-A2, Class A
4.49%, 5/15/31	100	101
Synchrony Card Issuance Trust, Series 2025-A1, Class A
4.78%, 2/15/31	75	76
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Credit Card – 0.1%continued
WF Card Issuance Trust, Series 2024-A1, Class A
4.94%, 2/15/29	$100	$101
WF Card Issuance Trust, Series 2024-A2, Class A
4.29%, 10/15/29	100	100
WF Card Issuance Trust, Series 2025-A1, Class A
4.34%, 5/15/30	100	101
World Financial Network Credit Card Master Note Trust, Series 2024-B, Class A
4.62%, 5/15/31	100	101
World Financial Network Credit Card Master Trust, Series 2024-A, Class A
5.47%, 2/15/31	100	102
		3,003
Other – 0.1%
CNH Equipment Trust, Series 2023-A, Class A3
4.81%, 8/15/28	87	87
CNH Equipment Trust, Series 2024-C, Class A3
4.03%, 1/15/30	50	50
Ford Credit Floorplan Master Owner Trust A, Series 2025-1, Class A1
4.63%, 4/15/30	100	101
Ford Credit Floorplan Master Owner Trust, Series 2018-4, Class A
4.06%, 11/15/30	100	99
John Deere Owner Trust, Series 2024-A, Class A3
4.96%, 11/15/28	50	51
John Deere Owner Trust, Series 2024-C, Class A3
4.06%, 6/15/29	50	50
John Deere Owner Trust, Series 2025-A, Class A3
4.23%, 9/17/29	100	100
PSNH Funding LLC 3, Series 2018-1, Class A3
3.81%, 2/1/35	100	98
Verizon Master Trust, Series 2023-1, Class A
4.49%, 1/22/29	100	100
FIXED INCOME FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Other – 0.1%continued
Verizon Master Trust, Series 2023-7, Class A1A
5.67%, 11/20/29	$100	$102
Verizon Master Trust, Series 2024-3, Class A1A
5.34%, 4/22/30	100	102
Verizon Master Trust, Series 2024-6, Class A1A
4.17%, 8/20/30	100	100
Verizon Master Trust, Series 2024-8, Class A1A
4.62%, 11/20/30	100	101
Verizon Master Trust, Series 2025-1, Class A
4.71%, 1/21/31	100	102
Verizon Master Trust, Series 2025-3, Class A1A
4.51%, 3/20/30	50	50
Verizon Master Trust, Series 2025-5, Class A1A
4.40%, 6/20/31	100	101
		1,394
Total Asset-Backed Securities
(Cost $9,648)		9,720

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.7%
Non Agency – 0.7%
BANK, Series 2017-BNK7, Class A5
3.44%, 9/15/60	250	244
BANK, Series 2017-BNK9, Class A4
3.54%, 11/15/54	250	244
BANK, Series 2018-BN10, Class A5
3.69%, 2/15/61	200	196
BANK, Series 2018-BN11, Class A3
4.05%, 3/15/61	200	198
BANK, Series 2018-BN12, Class A4
4.26%, 5/15/61	300	299
BANK, Series 2018-BN13, Class A5
4.22%, 8/15/61	100	99
BANK, Series 2018-BN14, Class A4
4.23%, 9/15/60	200	198
BANK, Series 2018-BN15, Class A4
4.41%, 11/15/61	300	299
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.7%continued
Non Agency – 0.7%continued
BANK, Series 2019-BN18, Class A3
3.33%, 5/15/62	$200	$192
BANK, Series 2019-BN19, Class A3
3.18%, 8/15/61	300	281
BANK, Series 2020-BN28, Class A4
1.84%, 3/15/63	500	435
BANK, Series 2021-BN31, Class A4
2.04%, 2/15/54	200	173
BANK, Series 2021-BN37, Class A5
2.62%, 11/15/64	200	175
BANK, Series 2021-BNK38, Class A5
2.52%, 12/15/64	300	260
BANK, Series 2022-BNK42, Class A5
4.49%, 6/15/55	200	195
BANK, Series 2022-BNK44, Class A5
5.94%, 11/15/55(1)	500	525
BANK, Series 2024-BNK47, Class A5
5.72%, 6/15/57	200	210
BANK, Series 2024-BNK48, Class A5
5.05%, 10/15/57	200	201
BANK, Series 2025-BNK49, Class A5
5.62%, 3/15/58	200	209
Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4
3.58%, 5/15/52	200	193
Barclays Commercial Mortgage Trust, Series 2019-C5, Class C
3.71%, 11/15/52	150	133
BBCMS Mortgage Trust, Series 2018-C2, Class A5
4.31%, 12/15/51	150	147
BBCMS Mortgage Trust, Series 2024-5C27, Class A3
6.01%, 7/15/57	500	523
BBCMS Mortgage Trust, Series 2024-C30, Class A5
5.53%, 11/15/57	200	207
Benchmark Mortgage Trust, Series 2018-B2, Class A5
3.88%, 2/15/51	150	147
Benchmark Mortgage Trust, Series 2018-B3, Class A5
4.03%, 4/10/51	100	98
NORTHERN FUNDS QUARTERLY REPORT  8 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.7%continued
Non Agency – 0.7%continued
Benchmark Mortgage Trust, Series 2018-B5, Class A4
4.21%, 7/15/51	$200	$197
Benchmark Mortgage Trust, Series 2018-B6, Class B
4.74%, 10/10/51(1)	125	117
Benchmark Mortgage Trust, Series 2018-B8, Class A5
4.23%, 1/15/52	100	98
Benchmark Mortgage Trust, Series 2020-B16, Class A5
2.73%, 2/15/53	200	184
Benchmark Mortgage Trust, Series 2020-B18, Class A5
1.93%, 7/15/53	500	436
Benchmark Mortgage Trust, Series 2020-IG1, Class A3
2.69%, 9/15/43	100	86
Benchmark Mortgage Trust, Series 2021-B23, Class A5
2.07%, 2/15/54	200	172
Benchmark Mortgage Trust, Series 2021-B26, Class A5
2.61%, 6/15/54	200	176
BMO Mortgage Trust, Series 2024-C10, Class A5
5.48%, 11/15/57	200	206
CD Mortgage Trust, Series 2017-CD5, Class A4
3.43%, 8/15/50	250	244
CD Mortgage Trust, Series 2017-CD6, Class A5
3.46%, 11/13/50	200	194
CD Mortgage Trust, Series 2018-CD7, Class A4
4.28%, 8/15/51	200	198
CD Mortgage Trust, Series 2019-CD8, Class A4
2.91%, 8/15/57	150	138
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4
3.46%, 8/15/50	250	245
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A4
3.47%, 9/15/50	250	241
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.7%continued
Non Agency – 0.7%continued
Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A4
4.01%, 3/10/51	$100	$98
Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A4
4.23%, 6/10/51	200	197
Citigroup Commercial Mortgage Trust, Series 2018-C6, Class A4
4.41%, 11/10/51	200	198
Commercial Mortgage Trust, Series 2018-COR3, Class A3
4.23%, 5/10/51	200	195
Commercial Mortgage Trust, Series 2019-GC44, Class C
3.63%, 8/15/57(1)	150	124
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class A4
4.42%, 11/15/51	300	298
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A5
4.03%, 4/15/51	175	172
DBJPM Mortgage Trust, Series 2020-C9, Class A5
1.93%, 8/15/53	100	88
GS Mortgage Securities Trust, Series 2017-GS7, Class A4
3.43%, 8/10/50	250	243
GS Mortgage Securities Trust, Series 2017-GS8, Class A4
3.47%, 11/10/50	200	194
GS Mortgage Securities Trust, Series 2018-GS9, Class A4
3.99%, 3/10/51	150	148
GS Mortgage Securities Trust, Series 2019-GC40, Class A4
3.16%, 7/10/52	150	140
GS Mortgage Securities Trust, Series 2020-GC45, Class A5
2.91%, 2/13/53	300	278
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5
3.45%, 9/15/50	100	97
FIXED INCOME FUNDS 9 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.7%continued
Non Agency – 0.7%continued
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4
3.39%, 6/13/52	$200	$188
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5
3.41%, 10/15/50	200	194
Morgan Stanley Capital I Trust, Series 2018-H4, Class A4
4.31%, 12/15/51	100	99
Morgan Stanley Capital I Trust, Series 2018-L1, Class A4
4.41%, 10/15/51	200	198
Morgan Stanley Capital I Trust, Series 2019-H7, Class A4
3.26%, 7/15/52	250	237
Morgan Stanley Capital I Trust, Series 2020-HR8, Class A4
2.04%, 7/15/53	500	440
Morgan Stanley Capital I, Series 2017-HR2, Class A4
3.59%, 12/15/50	200	195
MSWF Commercial Mortgage Trust, Series 2023-1, Class A5
5.75%, 5/15/56	250	262
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4
3.49%, 8/15/50	250	244
UBS Commercial Mortgage Trust, Series 2017-C2, Class B
3.99%, 8/15/50	100	96
UBS Commercial Mortgage Trust, Series 2017-C3, Class A4
3.43%, 8/15/50	175	170
UBS Commercial Mortgage Trust, Series 2017-C6, Class A5
3.58%, 12/15/50	100	97
UBS Commercial Mortgage Trust, Series 2017-C7, Class A4
3.68%, 12/15/50	150	147
UBS Commercial Mortgage Trust, Series 2018-C10, Class A4
4.31%, 5/15/51	200	196
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.7%continued
Non Agency – 0.7%continued
UBS Commercial Mortgage Trust, Series 2018-C11, Class A5
4.24%, 6/15/51	$150	$148
UBS Commercial Mortgage Trust, Series 2018-C13, Class A4
4.33%, 10/15/51	200	197
UBS Commercial Mortgage Trust, Series 2018-C14, Class A4
4.45%, 12/15/51	100	98
UBS Commercial Mortgage Trust, Series 2018-C8, Class A4
3.98%, 2/15/51	150	147
UBS Commercial Mortgage Trust, Series 2018-C9, Class A4
4.12%, 3/15/51	100	98
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5
3.42%, 9/15/50	250	243
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4
3.58%, 10/15/50	100	98
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class A4
3.47%, 11/15/50	200	195
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class A4
3.59%, 12/15/50	100	97
Wells Fargo Commercial Mortgage Trust, Series 2018-C43, Class A4
4.01%, 3/15/51	150	148
Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class A5
4.30%, 1/15/52	100	99
Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class A5
3.73%, 5/15/52	200	192
Wells Fargo Commercial Mortgage Trust, Series 2020-C55, Class A5
2.73%, 2/15/53	100	92
Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A5
2.45%, 6/15/53	500	454
NORTHERN FUNDS QUARTERLY REPORT  10 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.7%continued
Non Agency – 0.7%continued
Wells Fargo Commercial Mortgage Trust, Series 2025-5C3, Class A3
6.10%, 1/15/58	$250	$264
		16,816
Total Commercial Mortgage-Backed Securities
(Cost $17,527)		16,816

CORPORATE BONDS – 20.7%
Advertising & Marketing – 0.0%
Interpublic Group of (The) Cos., Inc.,
4.75%, 3/30/30	300	303
Aerospace & Defense – 0.6%
Boeing (The) Co.,
2.70%, 2/1/27	219	213
6.26%, 5/1/27	2,500	2,572
3.25%, 2/1/28	1,366	1,325
3.25%, 3/1/28	55	53
3.20%, 3/1/29	159	151
2.95%, 2/1/30	250	232
5.15%, 5/1/30	43	44
6.13%, 2/15/33	135	142
6.63%, 2/15/38	100	108
5.71%, 5/1/40	200	198
5.81%, 5/1/50	1,060	1,016
GE Capital Funding LLC,
4.55%, 5/15/32	700	696
General Dynamics Corp.,
2.63%, 11/15/27	104	101
3.75%, 5/15/28	246	245
4.25%, 4/1/40	100	90
2.85%, 6/1/41	160	117
HEICO Corp.,
5.35%, 8/1/33	150	153
Howmet Aerospace, Inc.,
3.00%, 1/15/29	200	191
Huntington Ingalls Industries, Inc.,
2.04%, 8/16/28	200	186
L3Harris Technologies, Inc.,
5.40%, 1/15/27	1,000	1,017
4.40%, 6/15/28	449	450
5.50%, 8/15/54	100	97
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Aerospace & Defense – 0.6%continued
Lockheed Martin Corp.,
5.25%, 1/15/33	$1,200	$1,246
3.60%, 3/1/35 †	135	122
4.07%, 12/15/42	168	141
3.80%, 3/1/45	230	181
4.09%, 9/15/52	20	16
5.20%, 2/15/64	200	185
Northrop Grumman Corp.,
3.25%, 1/15/28	500	488
5.05%, 11/15/40	250	240
4.75%, 6/1/43	250	226
3.85%, 4/15/45	8	6
4.03%, 10/15/47	252	201
Precision Castparts Corp.,
4.38%, 6/15/45	100	85
RTX Corp.,
1.90%, 9/1/31	71	61
2.38%, 3/15/32	68	59
4.50%, 6/1/42	250	221
4.80%, 12/15/43	400	361
3.75%, 11/1/46	750	572
6.40%, 3/15/54	300	329
Textron, Inc.,
2.45%, 3/15/31	250	222
		14,359
Apparel & Textile Products – 0.0%
NIKE, Inc.,
2.85%, 3/27/30	750	707
3.25%, 3/27/40	75	60
Ralph Lauren Corp.,
2.95%, 6/15/30 †	100	93
		860
Asset Management – 0.3%
Ameriprise Financial, Inc.,
2.88%, 9/15/26	435	428
Apollo Global Management, Inc.,
6.38%, 11/15/33	200	218
Ares Capital Corp.,
5.95%, 7/15/29	300	307
Ares Management Corp.,
6.38%, 11/10/28	100	106
Ares Strategic Income Fund,
6.20%, 3/21/32	150	150
FIXED INCOME FUNDS 11 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Asset Management – 0.3%continued
Barings BDC, Inc.,
3.30%, 11/23/26	$200	$195
BlackRock Funding, Inc.,
4.70%, 3/14/29	500	511
4.90%, 1/8/35	200	202
BlackRock TCP Capital Corp.,
6.95%, 5/30/29	100	103
Blackrock, Inc.,
1.90%, 1/28/31	720	633
Blackstone Private Credit Fund,
3.25%, 3/15/27	300	292
6.00%, 1/29/32 †	200	201
6.00%, 11/22/34	200	196
Blackstone Secured Lending Fund,
5.30%, 6/30/30	200	198
Blue Owl Capital Corp.,
5.95%, 3/15/29	400	402
Blue Owl Capital Corp. II,
8.45%, 11/15/26	100	104
Blue Owl Credit Income Corp.,
7.75%, 9/16/27	200	210
5.80%, 3/15/30	400	401
Blue Owl Finance LLC,
4.13%, 10/7/51	200	136
Blue Owl Technology Finance Corp.,
6.10%, 3/15/28 (2)	200	201
6.75%, 4/4/29	100	102
Charles Schwab (The) Corp.,
(Variable, U.S. SOFR + 2.21%), 5.64%, 5/19/29 (3)	400	415
(Variable, U.S. SOFR + 2.50%), 5.85%, 5/19/34 (3)	200	212
(Variable, U.S. SOFR + 2.01%), 6.14%, 8/24/34 (3)	300	325
Franklin Resources, Inc.,
2.95%, 8/12/51	150	92
FS KKR Capital Corp.,
3.25%, 7/15/27 †	200	192
HA Sustainable Infrastructure Capital, Inc.,
6.38%, 7/1/34	100	100
Hercules Capital, Inc.,
3.38%, 1/20/27	100	97
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Asset Management – 0.3%continued
HPS Corporate Lending Fund,
5.45%, 1/14/28	$200	$201
Janus Henderson U.S. Holdings, Inc.,
5.45%, 9/10/34	30	30
Main Street Capital Corp.,
6.95%, 3/1/29	100	104
Morgan Stanley Direct Lending Fund,
6.15%, 5/17/29	200	205
New Mountain Finance Corp.,
6.20%, 10/15/27	200	202
Oaktree Specialty Lending Corp.,
6.34%, 2/27/30	100	99
Raymond James Financial, Inc.,
3.75%, 4/1/51	100	73
Sixth Street Specialty Lending, Inc.,
6.13%, 3/1/29	100	102
TPG Operating Group II L.P.,
5.88%, 3/5/34	50	52
Voya Financial, Inc.,
4.80%, 6/15/46	100	86
		7,883
Automotive – 0.5%
American Honda Finance Corp.,
4.90%, 3/12/27	1,000	1,009
4.80%, 3/5/30	500	504
Aptiv Swiss Holdings Ltd.,
4.65%, 9/13/29	400	399
4.15%, 5/1/52	200	143
BorgWarner, Inc.,
4.38%, 3/15/45	170	140
Ford Motor Credit Co. LLC,
5.85%, 5/17/27	1,000	1,008
7.12%, 11/7/33	1,800	1,868
General Motors Co.,
6.80%, 10/1/27	118	123
5.00%, 10/1/28	227	229
5.60%, 10/15/32	183	186
6.25%, 10/2/43	350	343
6.75%, 4/1/46	145	148
5.40%, 4/1/48	267	232
General Motors Financial Co., Inc.,
2.70%, 8/20/27	658	632
6.00%, 1/9/28	500	515
NORTHERN FUNDS QUARTERLY REPORT  12 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Automotive – 0.5%continued
2.40%, 4/10/28	$119	$112
5.80%, 6/23/28 †	500	515
2.40%, 10/15/28	254	236
5.65%, 1/17/29	84	86
4.30%, 4/6/29	82	80
3.60%, 6/21/30	99	93
2.35%, 1/8/31	33	29
3.10%, 1/12/32	33	29
5.90%, 1/7/35 †	500	503
Lear Corp.,
3.55%, 1/15/52	200	127
Toyota Motor Credit Corp.,
3.05%, 3/22/27 †	500	491
4.35%, 10/8/27	500	502
4.70%, 1/12/33 †	500	502
4.80%, 1/5/34 †	500	500
		11,284
Banking – 2.5%
Associated Banc-Corp,
(Variable, U.S. SOFR + 3.03%), 6.46%, 8/29/30 (3)	100	103
Bank of America Corp.,
4.25%, 10/22/26	47	47
(Variable, U.S. SOFR + 1.34%), 5.93%, 9/15/27 (3)	1,500	1,526
4.18%, 11/25/27	146	145
(Variable, U.S. SOFR + 1.05%), 2.55%, 2/4/28 (3)	18	18
(Variable, CME Term SOFR 3M + 1.77%), 3.71%, 4/24/28 (3)	106	105
(Variable, U.S. SOFR + 2.04%), 4.95%, 7/22/28 (3)	1,500	1,517
(Variable, CME Term SOFR 3M + 1.33%), 3.97%, 3/5/29 (3)	7	7
(Variable, U.S. SOFR + 1.57%), 5.82%, 9/15/29 (3)	500	521
(Variable, U.S. SOFR + 1.00%), 5.16%, 1/24/31 (3)	1,500	1,537
(Variable, CME Term SOFR 3M + 1.25%), 2.50%, 2/13/31 (3)	40	37
(Variable, U.S. SOFR + 2.15%), 2.59%, 4/29/31 (3)	52	47
(Variable, U.S. SOFR + 1.53%), 1.90%, 7/23/31 (3)	336	295
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Banking – 2.5%continued
(Variable, U.S. SOFR + 1.32%), 2.69%, 4/22/32 (3)	$380	$341
(Variable, U.S. SOFR + 2.16%), 5.02%, 7/22/33 (3)	1,403	1,419
(Variable, U.S. SOFR + 1.91%), 5.29%, 4/25/34 (3)	1,000	1,020
(Variable, U.S. SOFR + 1.84%), 5.87%, 9/15/34 (3)	400	422
(Variable, U.S. SOFR + 1.65%), 5.47%, 1/23/35 (3)	600	616
(Variable, U.S. SOFR + 1.31%), 5.51%, 1/24/36 (3)	200	206
(Variable, U.S. SOFR + 1.70%), 5.74%, 2/12/36 (3)	700	711
6.11%, 1/29/37	150	158
(Variable, CME Term SOFR 3M + 1.45%), 3.95%, 1/23/49 (3) †	600	471
(Variable, CME Term SOFR 3M + 1.78%), 4.33%, 3/15/50 (3)	755	627
(Variable, CME Term SOFR 3M + 3.41%), 4.08%, 3/20/51 (3)	810	643
Bank of America N.A.,
6.00%, 10/15/36	250	264
BankUnited, Inc.,
5.13%, 6/11/30	100	99
Capital One N.A.,
2.70%, 2/6/30	250	230
Citibank N.A.,
5.49%, 12/4/26	1,000	1,016
Citigroup, Inc.,
(Variable, CME Term SOFR 3M + 1.65%), 3.67%, 7/24/28 (3)	28	28
(Variable, U.S. SOFR + 3.91%), 4.41%, 3/31/31 (3)	1,150	1,138
(Variable, U.S. SOFR + 1.17%), 2.56%, 5/1/32 (3)	800	709
6.63%, 6/15/32	100	109
(Variable, U.S. SOFR + 2.66%), 6.17%, 5/25/34 (3)	1,400	1,466
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.28%), 5.59%, 11/19/34 (3)	2,000	2,031
(Variable, U.S. SOFR + 1.83%), 6.02%, 1/24/36 (3)	500	513
(Variable, U.S. SOFR + 1.47%), 5.33%, 3/27/36 (3) †	600	605
FIXED INCOME FUNDS 13 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Banking – 2.5%continued
6.13%, 8/25/36	$125	$129
8.13%, 7/15/39	332	418
(Variable, U.S. SOFR + 4.55%), 5.32%, 3/26/41 (3)	180	176
5.88%, 1/30/42	30	31
4.65%, 7/23/48	300	259
Citizens Bank N.A.,
(Variable, U.S. SOFR + 2.00%), 4.58%, 8/9/28 (3)	500	501
Citizens Financial Group, Inc.,
(Variable, U.S. SOFR + 2.33%), 6.65%, 4/25/35 (3)	200	216
Comerica Bank,
(Variable, U.S. SOFR + 2.61%), 5.33%, 8/25/33 (3)	250	243
Fifth Third Bancorp,
8.25%, 3/1/38	275	329
First Citizens BancShares, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.97%), 6.25%, 3/12/40 (3)	100	100
First Horizon Corp.,
(Variable, U.S. SOFR + 1.77%), 5.51%, 3/7/31 (3)	100	101
First-Citizens Bank & Trust Co.,
6.13%, 3/9/28	50	52
FNB Corp.,
(Variable, U.S. SOFR Compounded Index + 1.93%), 5.72%, 12/11/30 (3)	50	50
HSBC Bank U.S.A. N.A.,
7.00%, 1/15/39	350	401
Huntington Bancshares, Inc.,
(Variable, U.S. SOFR + 1.97%), 4.44%, 8/4/28 (3)	500	500
(Variable, U.S. SOFR + 2.02%), 6.21%, 8/21/29 (3)	500	525
Independent Bank Corp.,
(Variable, CME Term SOFR 3M + 3.53%), 7.25%, 4/1/35 (3)	50	50
JPMorgan Chase & Co.,
8.00%, 4/29/27	658	702
4.25%, 10/1/27	299	300
(Variable, U.S. SOFR + 1.17%), 2.95%, 2/24/28 (3)	204	199
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Banking – 2.5%continued
(Variable, U.S. SOFR + 1.56%), 4.32%, 4/26/28 (3)	$176	$176
(Variable, U.S. SOFR + 0.93%), 4.98%, 7/22/28 (3)	1,000	1,013
(Variable, U.S. SOFR + 1.99%), 4.85%, 7/25/28 (3)	33	33
(Variable, CME Term SOFR 3M + 1.38%), 4.01%, 4/23/29 (3)	34	34
(Variable, U.S. SOFR + 1.45%), 5.30%, 7/24/29 (3)	800	821
(Variable, CME Term SOFR 3M + 1.59%), 4.45%, 12/5/29 (3)	59	59
(Variable, U.S. SOFR + 1.31%), 5.01%, 1/23/30 (3)	500	509
(Variable, U.S. SOFR + 1.01%), 5.14%, 1/24/31 (3)	1,500	1,538
(Variable, CME Term SOFR 3M + 2.52%), 2.96%, 5/13/31 (3)	545	504
(Variable, U.S. SOFR + 1.80%), 4.59%, 4/26/33 (3)	300	297
(Variable, U.S. SOFR + 2.58%), 5.72%, 9/14/33 (3)	500	521
(Variable, U.S. SOFR + 1.81%), 6.25%, 10/23/34 (3)	1,000	1,087
(Variable, U.S. SOFR + 1.49%), 5.77%, 4/22/35 (3)	1,000	1,051
(Variable, U.S. SOFR + 1.68%), 5.57%, 4/22/36 (3)	600	622
(Variable, CME Term SOFR 3M + 2.46%), 3.11%, 4/22/41 (3)	100	77
5.60%, 7/15/41	405	416
5.63%, 8/16/43	150	151
(Variable, CME Term SOFR 3M + 1.84%), 4.26%, 2/22/48 (3)	114	96
(Variable, CME Term SOFR 3M + 1.72%), 4.03%, 7/24/48 (3)	85	69
(Variable, CME Term SOFR 3M + 1.64%), 3.96%, 11/15/48 (3)	400	320
(Variable, CME Term SOFR 3M + 1.48%), 3.90%, 1/23/49 (3)	700	553
(Variable, U.S. SOFR + 2.44%), 3.11%, 4/22/51 (3)	1,300	875
KeyBank N.A.,
5.00%, 1/26/33	500	493
Manufacturers & Traders Trust Co.,
4.70%, 1/27/28	500	504
NORTHERN FUNDS QUARTERLY REPORT  14 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Banking – 2.5%continued
Morgan Stanley Bank N.A.,
(Variable, U.S. SOFR + 0.91%), 5.02%, 1/12/29 (3)	$700	$711
PNC Financial Services Group (The), Inc.,
3.15%, 5/19/27	455	446
2.55%, 1/22/30 †	545	505
(Variable, U.S. SOFR + 1.20%), 5.49%, 5/14/30 (3)	700	725
(Variable, U.S. SOFR + 1.26%), 4.81%, 10/21/32 (3)	300	301
(Variable, U.S. SOFR + 1.93%), 5.07%, 1/24/34 (3)	300	302
(Variable, U.S. SOFR + 2.28%), 6.88%, 10/20/34 (3)	400	447
Regions Financial Corp.,
(Variable, U.S. SOFR + 2.06%), 5.50%, 9/6/35 (3)	300	301
Santander Holdings U.S.A., Inc.,
(Variable, U.S. SOFR + 2.36%), 6.50%, 3/9/29 (3)	300	313
(Variable, U.S. SOFR + 2.50%), 6.17%, 1/9/30 (3)	500	520
Synovus Bank,
5.63%, 2/15/28	250	253
Truist Financial Corp.,
1.13%, 8/3/27	221	208
(Variable, U.S. SOFR + 1.44%), 4.87%, 1/26/29 (3)	1,000	1,012
(Variable, U.S. SOFR + 0.86%), 1.89%, 6/7/29 (3)	57	53
(Variable, U.S. SOFR + 1.62%), 5.44%, 1/24/30 (3)	800	824
U.S. Bancorp,
2.38%, 7/22/26	133	131
(Variable, U.S. SOFR + 1.88%), 6.79%, 10/26/27 (3)	1,000	1,029
(Variable, U.S. SOFR + 0.73%), 2.22%, 1/27/28 (3)	322	311
3.90%, 4/26/28	402	399
(Variable, U.S. SOFR + 2.02%), 5.78%, 6/12/29 (3) †	500	519
1.38%, 7/22/30 †	143	124
(Variable, U.S. SOFR + 1.60%), 4.84%, 2/1/34 (3)	500	494
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Banking – 2.5%continued
(Variable, U.S. SOFR + 1.41%), 5.42%, 2/12/36 (3)	$300	$306
Webster Financial Corp.,
4.10%, 3/25/29	30	29
Wells Fargo & Co.,
3.00%, 10/23/26	542	533
(Variable, U.S. SOFR + 0.78%), 4.90%, 1/24/28 (3)	2,000	2,015
(Variable, U.S. SOFR + 1.98%), 4.81%, 7/25/28 (3)	500	504
(Variable, U.S. SOFR + 1.50%), 5.20%, 1/23/30 (3)	500	512
(Variable, U.S. SOFR + 1.99%), 5.56%, 7/25/34 (3)	700	722
(Variable, U.S. SOFR + 2.06%), 6.49%, 10/23/34 (3)	300	328
(Variable, U.S. SOFR + 1.78%), 5.50%, 1/23/35 (3)	600	615
(Variable, U.S. SOFR + 1.74%), 5.61%, 4/23/36 (3)	300	310
(Variable, U.S. SOFR + 2.53%), 3.07%, 4/30/41 (3)	100	76
(Variable, CME Term SOFR 3M + 4.50%), 5.01%, 4/4/51 (3)	1,300	1,184
(Variable, U.S. SOFR + 2.13%), 4.61%, 4/25/53 (3)	1,000	852
Wells Fargo Bank N.A.,
5.25%, 12/11/26	1,200	1,217
5.85%, 2/1/37	500	519
6.60%, 1/15/38	50	55
Wintrust Financial Corp.,
4.85%, 6/6/29	100	97
Zions Bancorp N.A.,
3.25%, 10/29/29	250	229
		57,879
Beverages – 0.4%
Brown-Forman Corp.,
4.50%, 7/15/45	200	173
Coca-Cola (The) Co.,
3.38%, 3/25/27	133	132
1.50%, 3/5/28	81	76
2.13%, 9/6/29	243	226
1.65%, 6/1/30	179	159
2.00%, 3/5/31	1,204	1,070
5.00%, 5/13/34	500	515
FIXED INCOME FUNDS 15 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Beverages – 0.4%continued
4.65%, 8/14/34	$500	$503
Coca-Cola Consolidated, Inc.,
5.45%, 6/1/34	200	206
Constellation Brands, Inc.,
4.65%, 11/15/28	44	44
2.25%, 8/1/31	284	246
5.25%, 11/15/48 †	167	153
Keurig Dr. Pepper, Inc.,
2.55%, 9/15/26	185	181
5.05%, 3/15/29	500	511
4.42%, 12/15/46	300	247
Molson Coors Beverage Co.,
3.00%, 7/15/26	170	167
4.20%, 7/15/46	300	239
Pepsico Singapore Financing I Pte. Ltd.,
4.55%, 2/16/29	1,800	1,826
PepsiCo, Inc.,
2.75%, 3/19/30 †	483	453
1.63%, 5/1/30	77	68
1.95%, 10/21/31	500	435
5.00%, 2/7/35	300	305
5.25%, 7/17/54	400	388
		8,323
Biotechnology & Pharmaceuticals – 1.2%
AbbVie, Inc.,
2.95%, 11/21/26	663	652
4.80%, 3/15/29	500	510
4.95%, 3/15/31	500	513
5.05%, 3/15/34	500	509
4.05%, 11/21/39	200	175
4.85%, 6/15/44	750	691
4.25%, 11/21/49	500	412
5.40%, 3/15/54	700	681
Amgen, Inc.,
5.15%, 3/2/28	500	511
5.25%, 3/2/30	1,500	1,546
2.00%, 1/15/32	1,000	853
5.15%, 11/15/41	126	119
5.60%, 3/2/43	300	298
3.38%, 2/21/50	200	141
5.65%, 3/2/53	1,000	976
5.75%, 3/2/63	200	194
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Biotechnology & Pharmaceuticals – 1.2%continued
Biogen, Inc.,
2.25%, 5/1/30	$40	$36
3.15%, 5/1/50	400	252
3.25%, 2/15/51	200	128
Bristol-Myers Squibb Co.,
3.90%, 2/20/28	726	723
4.35%, 11/15/47	1,083	902
5.55%, 2/22/54	700	683
6.40%, 11/15/63	300	325
Eli Lilly & Co.,
4.90%, 2/12/32	1,000	1,027
4.60%, 8/14/34	500	495
4.95%, 2/27/63	400	363
5.60%, 2/12/65	500	506
Gilead Sciences, Inc.,
1.20%, 10/1/27	1,050	986
5.25%, 10/15/33	1,000	1,035
2.60%, 10/1/40	100	72
4.80%, 4/1/44	185	169
4.50%, 2/1/45	150	131
4.75%, 3/1/46	168	150
4.15%, 3/1/47	60	49
Johnson & Johnson,
4.90%, 6/1/31	500	517
4.38%, 12/5/33	332	333
5.95%, 8/15/37	32	35
3.70%, 3/1/46	600	481
5.25%, 6/1/54	200	198
2.45%, 9/1/60	120	67
Merck & Co., Inc.,
1.70%, 6/10/27	263	252
1.90%, 12/10/28	279	260
3.40%, 3/7/29 †	389	379
2.15%, 12/10/31	688	600
4.50%, 5/17/33 †	1,000	997
3.60%, 9/15/42	25	20
3.70%, 2/10/45	60	47
5.15%, 5/17/63	200	184
Mylan, Inc.,
4.55%, 4/15/28	171	170
5.40%, 11/29/43	400	337
Novartis Capital Corp.,
2.20%, 8/14/30	524	477
NORTHERN FUNDS QUARTERLY REPORT  16 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Biotechnology & Pharmaceuticals – 1.2%continued
4.70%, 9/18/54	$300	$269
Pfizer Investment Enterprises Pte. Ltd.,
4.75%, 5/19/33	700	698
5.30%, 5/19/53	800	755
Pfizer, Inc.,
3.45%, 3/15/29	24	23
2.63%, 4/1/30	500	465
7.20%, 3/15/39	311	369
5.60%, 9/15/40	194	200
4.30%, 6/15/43	100	86
4.13%, 12/15/46	262	216
Pharmacia LLC,
6.60%, 12/1/28	125	134
Regeneron Pharmaceuticals, Inc.,
1.75%, 9/15/30	300	261
Royalty Pharma PLC,
3.55%, 9/2/50	300	203
5.90%, 9/2/54	100	97
Sanofi S.A.,
3.63%, 6/19/28	250	247
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/26	6	6
Wyeth LLC,
5.95%, 4/1/37	625	667
Zoetis, Inc.,
3.95%, 9/12/47	250	200
4.45%, 8/20/48	40	34
		27,097
Cable & Satellite – 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital,
6.15%, 11/10/26	250	255
3.75%, 2/15/28	251	246
2.25%, 1/15/29 †	484	446
6.10%, 6/1/29	1,500	1,570
2.80%, 4/1/31	650	580
6.55%, 6/1/34	500	533
5.75%, 4/1/48	520	473
3.90%, 6/1/52	800	549
Comcast Corp.,
4.55%, 1/15/29	300	303
5.10%, 6/1/29	1,500	1,548
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Cable & Satellite – 0.5%continued
3.40%, 4/1/30	$1,370	$1,314
4.95%, 5/15/32	200	204
4.25%, 1/15/33	400	387
7.05%, 3/15/33	140	159
3.75%, 4/1/40	1,000	830
2.89%, 11/1/51	100	61
5.35%, 5/15/53	700	649
2.99%, 11/1/63	500	281
5.50%, 5/15/64	550	512
Time Warner Cable LLC,
7.30%, 7/1/38	600	654
		11,554
Capital Goods – 0.0%
Ferguson Enterprises, Inc.,
5.00%, 10/3/34	100	99
Chemicals – 0.2%
Air Products and Chemicals, Inc.,
2.80%, 5/15/50	300	189
Albemarle Corp.,
4.65%, 6/1/27	300	299
Avery Dennison Corp.,
2.65%, 4/30/30	200	184
Cabot Corp.,
5.00%, 6/30/32	70	70
Dow Chemical (The) Co.,
4.25%, 10/1/34	470	432
9.40%, 5/15/39	174	228
5.25%, 11/15/41	200	183
5.55%, 11/30/48	200	183
DuPont de Nemours, Inc.,
5.42%, 11/15/48	300	302
Eastman Chemical Co.,
4.80%, 9/1/42 †	200	175
Ecolab, Inc.,
2.75%, 8/18/55	300	179
FMC Corp.,
6.38%, 5/18/53	100	96
International Flavors & Fragrances, Inc.,
5.00%, 9/26/48	41	35
Linde, Inc.,
2.00%, 8/10/50	200	105
Lubrizol (The) Corp.,
6.50%, 10/1/34	50	56
FIXED INCOME FUNDS 17 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Chemicals – 0.2%continued
LYB International Finance B.V.,
5.25%, 7/15/43	$565	$503
LYB International Finance III LLC,
4.20%, 5/1/50	35	26
Mosaic (The) Co.,
5.45%, 11/15/33	250	256
NewMarket Corp.,
2.70%, 3/18/31	100	89
PPG Industries, Inc.,
2.55%, 6/15/30	100	91
RPM International, Inc.,
3.75%, 3/15/27	100	99
Sherwin-Williams (The) Co.,
3.45%, 6/1/27	205	202
2.95%, 8/15/29	167	158
2.30%, 5/15/30	153	138
2.20%, 3/15/32	475	408
4.55%, 8/1/45	30	25
Westlake Corp.,
3.60%, 8/15/26	701	694
3.38%, 6/15/30	249	235
		5,640
Commercial Support Services – 0.1%
Automatic Data Processing, Inc.,
1.70%, 5/15/28	300	282
Block Financial LLC,
3.88%, 8/15/30 †	200	190
Cintas Corp. No. 2,
4.00%, 5/1/32 †	150	145
GXO Logistics, Inc.,
6.50%, 5/6/34	200	209
Paychex, Inc.,
5.35%, 4/15/32	400	411
Republic Services, Inc.,
3.38%, 11/15/27	296	291
3.95%, 5/15/28	432	430
2.30%, 3/1/30	118	108
5.00%, 12/15/33	300	306
Waste Connections, Inc.,
2.95%, 1/15/52	300	191
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Commercial Support Services – 0.1%continued
Waste Management, Inc.,
4.15%, 7/15/49	$200	$163
2.50%, 11/15/50	500	298
		3,024
Construction Materials – 0.1%
Amrize Finance U.S. LLC,
5.40%, 4/7/35 (2)	200	203
Carlisle Cos., Inc.,
2.75%, 3/1/30	300	277
CRH America Finance, Inc.,
5.50%, 1/9/35	200	205
CRH SMW Finance DAC,
5.20%, 5/21/29	200	205
Eagle Materials, Inc.,
2.50%, 7/1/31	100	89
Martin Marietta Materials, Inc.,
3.45%, 6/1/27	500	492
5.50%, 12/1/54	200	193
Owens Corning,
3.40%, 8/15/26	400	395
3.88%, 6/1/30	500	483
Vulcan Materials Co.,
3.50%, 6/1/30	200	191
5.35%, 12/1/34	300	305
		3,038
Consumer Non-Cyclical – 0.0%
Solventum Corp.,
5.90%, 4/30/54	300	300
Consumer Services – 0.1%
California Endowment (The),
2.50%, 4/1/51	100	58
California Institute of Technology,
4.70%, 11/1/11 (4)	110	90
Duke University,
2.68%, 10/1/44	200	141
Emory University,
2.97%, 9/1/50	500	325
Johns Hopkins University,
4.08%, 7/1/53	100	80
Massachusetts Institute of Technology,
5.60%, 7/1/11 (4)	190	189
4.68%, 7/1/14 (5)	15	12
3.89%, 7/1/16 (6)	300	208
NORTHERN FUNDS QUARTERLY REPORT  18 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Consumer Services – 0.1%continued
Northwestern University,
4.64%, 12/1/44	$50	$47
President and Fellows of Harvard College,
2.52%, 10/15/50	300	182
Trustees of the University of Pennsylvania (The),
4.67%, 9/1/12 (7)	100	82
University of Southern California,
2.81%, 10/1/50	500	315
		1,729
Containers & Packaging – 0.1%
Amcor Flexibles North America, Inc.,
5.10%, 3/17/30 (2)	200	204
AptarGroup, Inc.,
3.60%, 3/15/32	150	138
Berry Global, Inc.,
5.80%, 6/15/31	300	315
International Paper Co.,
6.00%, 11/15/41	350	355
Packaging Corp. of America,
3.05%, 10/1/51	200	125
Sonoco Products Co.,
2.85%, 2/1/32 †	300	264
WestRock MWV LLC,
7.95%, 2/15/31	100	116
		1,517
Diversified Industrials – 0.1%
3M Co.,
2.25%, 9/19/26	165	161
3.05%, 4/15/30	1,000	939
Dover Corp.,
2.95%, 11/4/29	10	10
Emerson Electric Co.,
2.80%, 12/21/51	300	189
Honeywell International, Inc.,
2.50%, 11/1/26	461	451
1.10%, 3/1/27	182	173
2.70%, 8/15/29	137	129
3.81%, 11/21/47	425	329
5.25%, 3/1/54	200	190
Illinois Tool Works, Inc.,
3.90%, 9/1/42	100	83
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Diversified Industrials – 0.1%continued
Parker-Hannifin Corp.,
4.45%, 11/21/44	$300	$258
		2,912
E-Commerce Discretionary – 0.2%
Amazon.com, Inc.,
1.20%, 6/3/27	544	517
1.65%, 5/12/28	533	501
4.65%, 12/1/29	1,000	1,022
2.88%, 5/12/41	600	448
4.95%, 12/5/44	156	151
2.50%, 6/3/50	200	120
3.10%, 5/12/51	800	539
4.25%, 8/22/57	400	327
eBay, Inc.,
2.60%, 5/10/31	167	150
4.00%, 7/15/42	235	190
		3,965
Electric & Gas Marketing & Trading – 0.0%
Evergy Metro, Inc.,
5.30%, 10/1/41	50	48
4.20%, 3/15/48	300	239
		287
Electric Utilities – 1.9%
AEP Texas, Inc.,
4.15%, 5/1/49	200	151
AEP Transmission Co. LLC,
4.00%, 12/1/46	200	158
3.65%, 4/1/50	100	73
AES (The) Corp.,
5.45%, 6/1/28	350	358
Alabama Power Co.,
4.30%, 7/15/48	300	248
Ameren Illinois Co.,
3.85%, 9/1/32 †	500	473
Appalachian Power Co.,
7.00%, 4/1/38	75	83
Arizona Public Service Co.,
4.50%, 4/1/42	230	196
4.20%, 8/15/48	100	78
Avangrid, Inc.,
3.80%, 6/1/29	200	195
FIXED INCOME FUNDS 19 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Electric Utilities – 1.9%continued
Avista Corp.,
4.00%, 4/1/52	$100	$74
Baltimore Gas and Electric Co.,
3.75%, 8/15/47	475	360
5.40%, 6/1/53	200	191
Berkshire Hathaway Energy Co.,
5.15%, 11/15/43 †	300	282
Black Hills Corp.,
2.50%, 6/15/30 †	500	450
CenterPoint Energy Houston Electric LLC,
2.40%, 9/1/26	50	49
3.55%, 8/1/42	40	31
4.25%, 2/1/49	500	401
Cleco Corporate Holdings LLC,
4.97%, 5/1/46	100	86
CMS Energy Corp.,
3.45%, 8/15/27	500	491
4.88%, 3/1/44	500	446
Commonwealth Edison Co.,
5.30%, 6/1/34	300	309
6.45%, 1/15/38	200	220
4.60%, 8/15/43	100	88
Connecticut Light and Power (The) Co.,
4.00%, 4/1/48	250	196
5.25%, 1/15/53	500	467
Consolidated Edison Co. of New York, Inc.,
5.38%, 5/15/34	300	310
5.85%, 3/15/36	100	105
6.75%, 4/1/38	100	114
5.50%, 12/1/39	85	86
3.95%, 3/1/43	120	98
4.45%, 3/15/44	100	86
3.85%, 6/15/46	100	77
4.65%, 12/1/48	100	85
6.15%, 11/15/52	500	527
Constellation Energy Generation LLC,
5.75%, 10/1/41	430	430
Consumers 2023 Securitization Funding LLC,
5.21%, 9/1/30	50	51
Dominion Energy South Carolina, Inc.,
6.05%, 1/15/38	265	281
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Electric Utilities – 1.9%continued
5.10%, 6/1/65	$50	$45
Dominion Energy, Inc.,
4.25%, 6/1/28	500	499
5.25%, 8/1/33	250	252
5.95%, 6/15/35	500	526
7.00%, 6/15/38	20	23
4.90%, 8/1/41	35	32
4.05%, 9/15/42	100	79
DTE Electric Co.,
4.05%, 5/15/48	700	564
DTE Electric Securitization Funding II LLC,
6.09%, 9/1/37	30	32
Duke Energy Carolinas LLC,
4.85%, 3/15/30	500	511
6.45%, 10/15/32	106	116
6.10%, 6/1/37	150	160
3.75%, 6/1/45	350	272
Duke Energy Corp.,
4.50%, 8/15/32 †	551	539
3.75%, 9/1/46	120	89
5.80%, 6/15/54	200	195
Duke Energy Florida LLC,
6.35%, 9/15/37	340	372
3.40%, 10/1/46 †	290	208
Duke Energy Indiana LLC,
6.12%, 10/15/35	500	530
6.35%, 8/15/38	25	27
4.90%, 7/15/43	500	455
Duke Energy Ohio, Inc.,
5.55%, 3/15/54	400	391
Duke Energy Progress LLC,
5.55%, 3/15/55	300	293
Duke Energy Progress NC Storm Funding LLC,
2.39%, 7/1/37	50	42
Entergy Arkansas LLC,
5.75%, 6/1/54	300	297
Entergy Louisiana LLC,
3.05%, 6/1/31	950	875
3.10%, 6/15/41	300	220
4.75%, 9/15/52	300	259
Eversource Energy,
1.65%, 8/15/30 †	165	143
NORTHERN FUNDS QUARTERLY REPORT  20 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Electric Utilities – 1.9%continued
Exelon Corp.,
5.13%, 3/15/31	$500	$512
5.63%, 6/15/35	75	77
4.70%, 4/15/50	100	84
4.10%, 3/15/52	550	422
5.88%, 3/15/55	200	200
FirstEnergy Corp.,
3.40%, 3/1/50	300	203
Florida Power & Light Co.,
5.65%, 2/1/37	335	351
5.95%, 2/1/38	150	161
5.96%, 4/1/39	250	267
3.99%, 3/1/49	200	157
5.60%, 6/15/54	300	299
5.80%, 3/15/65	300	304
Georgia Power Co.,
4.85%, 3/15/31	300	307
Idaho Power Co.,
5.50%, 3/15/53	100	96
Indiana Michigan Power Co.,
6.05%, 3/15/37	200	215
5.63%, 4/1/53	500	491
Interstate Power and Light Co.,
3.10%, 11/30/51	300	192
ITC Holdings Corp.,
3.35%, 11/15/27	200	196
MidAmerican Energy Co.,
4.80%, 9/15/43	100	91
3.65%, 8/1/48 †	300	224
National Grid U.S.A.,
5.80%, 4/1/35	50	51
National Rural Utilities Cooperative Finance Corp.,
5.10%, 5/6/27	700	711
8.00%, 3/1/32	50	59
4.30%, 3/15/49 †	125	104
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.53%), 7.13%, 9/15/53 (3)	400	418
Nevada Power Co.,
6.65%, 4/1/36	100	110
5.90%, 5/1/53	400	397
6.00%, 3/15/54	200	203
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Electric Utilities – 1.9%continued
NextEra Energy Capital Holdings, Inc.,
2.25%, 6/1/30	$1,561	$1,406
2.44%, 1/15/32	439	381
Northern States Power Co.,
5.65%, 6/15/54	400	402
Oglethorpe Power Corp.,
4.50%, 4/1/47	300	245
Ohio Power Co.,
5.65%, 6/1/34	300	308
Oklahoma Gas and Electric Co.,
4.15%, 4/1/47	200	159
Oncor Electric Delivery Co. LLC,
7.50%, 9/1/38	145	174
4.10%, 11/15/48	300	236
3.70%, 5/15/50	300	218
4.60%, 6/1/52	300	251
Pacific Gas and Electric Co.,
5.55%, 5/15/29	500	508
4.55%, 7/1/30	1,909	1,863
5.90%, 6/15/32	800	816
4.50%, 7/1/40	500	417
PacifiCorp,
5.30%, 2/15/31	400	412
6.10%, 8/1/36	200	209
6.25%, 10/15/37	275	291
4.13%, 1/15/49	50	38
5.80%, 1/15/55	100	96
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.32%), 7.38%, 9/15/55 (3)	800	832
PG&E Energy Recovery Funding LLC,
2.82%, 7/15/46	50	35
PG&E Recovery Funding LLC,
5.05%, 7/15/32	21	21
4.84%, 6/1/33	92	92
5.26%, 1/15/38	25	25
5.54%, 7/15/47	50	49
PG&E Wildfire Recovery Funding LLC,
3.59%, 6/1/30	13	13
4.02%, 6/1/31	58	58
4.72%, 6/1/37	100	97
4.45%, 12/1/47	135	116
5.21%, 12/1/47	100	95
4.67%, 12/1/51	100	86
FIXED INCOME FUNDS 21 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Electric Utilities – 1.9%continued
5.10%, 6/1/52	$75	$69
PPL Electric Utilities Corp.,
6.25%, 5/15/39	275	303
4.15%, 6/15/48	300	243
3.00%, 10/1/49	300	197
Public Service Co. of Colorado,
4.10%, 6/15/48	300	232
Public Service Electric and Gas Co.,
3.95%, 5/1/42	50	41
3.65%, 9/1/42	30	24
4.05%, 5/1/48	300	240
5.50%, 3/1/55	150	148
Public Service Enterprise Group, Inc.,
5.20%, 4/1/29	600	617
4.90%, 3/15/30	700	712
Puget Sound Energy, Inc.,
6.27%, 3/15/37	75	81
5.64%, 4/15/41	340	337
San Diego Gas & Electric Co.,
4.50%, 8/15/40	150	134
5.35%, 4/1/53 †	300	280
SCE Recovery Funding LLC,
5.11%, 12/15/47	100	93
Sempra,
3.25%, 6/15/27	150	147
6.00%, 10/15/39	250	253
Southern (The) Co.,
4.85%, 3/15/35	400	391
4.40%, 7/1/46	1,000	833
Southern California Edison Co.,
6.00%, 1/15/34	100	102
5.35%, 7/15/35	400	390
5.55%, 1/15/37	275	265
5.95%, 2/1/38	710	709
6.05%, 3/15/39	50	50
5.50%, 3/15/40	150	141
3.90%, 3/15/43	150	111
4.13%, 3/1/48	90	65
Southwestern Electric Power Co.,
4.10%, 9/15/28	250	248
3.90%, 4/1/45	170	128
Southwestern Public Service Co.,
6.00%, 6/1/54	300	302
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Electric Utilities – 1.9%continued
Tampa Electric Co.,
4.10%, 6/15/42	$50	$41
4.30%, 6/15/48	100	81
Tucson Electric Power Co.,
5.50%, 4/15/53	200	189
Union Electric Co.,
3.90%, 9/15/42	50	41
4.00%, 4/1/48	250	196
5.25%, 1/15/54	250	231
Virginia Electric and Power Co.,
6.00%, 5/15/37	15	16
6.35%, 11/30/37	40	43
8.88%, 11/15/38	100	132
4.65%, 8/15/43	150	131
4.45%, 2/15/44	75	64
3.80%, 9/15/47	125	94
5.35%, 1/15/54	300	282
5.65%, 3/15/55	200	197
Virginia Power Fuel Securitization LLC,
4.88%, 5/1/31	100	102
Wisconsin Electric Power Co.,
4.30%, 10/15/48	100	82
Wisconsin Public Service Corp.,
4.75%, 11/1/44	100	89
3.30%, 9/1/49	150	102
Xcel Energy, Inc.,
4.60%, 6/1/32 †	1,000	978
5.60%, 4/15/35	200	204
6.50%, 7/1/36	100	107
		44,589
Electrical Equipment – 0.1%
Allegion U.S. Holding Co., Inc.,
5.60%, 5/29/34	200	205
Amphenol Corp.,
5.00%, 1/15/35	300	303
Carrier Global Corp.,
2.72%, 2/15/30	1,000	929
6.20%, 3/15/54	75	80
Fortive Corp.,
4.30%, 6/15/46	105	86
Hubbell, Inc.,
2.30%, 3/15/31	150	133
NORTHERN FUNDS QUARTERLY REPORT  22 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Electrical Equipment – 0.1%continued
Johnson Controls International PLC,
4.95%, 7/2/64	$110	$92
Keysight Technologies, Inc.,
3.00%, 10/30/29 †	200	188
Lennox International, Inc.,
5.50%, 9/15/28	200	206
Otis Worldwide Corp.,
3.36%, 2/15/50	200	138
Rockwell Automation, Inc.,
4.20%, 3/1/49	100	82
Trane Technologies Financing Ltd.,
4.65%, 11/1/44	35	31
Trane Technologies Global Holding Co. Ltd.,
5.75%, 6/15/43	150	152
Trimble, Inc.,
6.10%, 3/15/33	200	213
Vontier Corp.,
2.95%, 4/1/31	200	179
		3,017
Engineering & Construction – 0.0%
MasTec, Inc.,
5.90%, 6/15/29	100	103
Nature Conservancy (The),
3.96%, 3/1/52	50	39
Quanta Services, Inc.,
5.25%, 8/9/34	200	203
		345
Entertainment Content – 0.3%
AppLovin Corp.,
5.13%, 12/1/29	500	506
Electronic Arts, Inc.,
1.85%, 2/15/31	300	261
Fox Corp.,
5.58%, 1/25/49	300	281
Netflix, Inc.,
6.38%, 5/15/29	600	646
Paramount Global,
4.20%, 5/19/32	600	548
5.85%, 9/1/43 †	197	171
5.25%, 4/1/44	30	24
Take-Two Interactive Software, Inc.,
4.95%, 3/28/28	400	406
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Entertainment Content – 0.3%continued
Walt Disney (The) Co.,
3.70%, 3/23/27	$297	$296
6.40%, 12/15/35	31	35
4.13%, 12/1/41	105	90
4.95%, 10/15/45	1,200	1,102
3.60%, 1/13/51	300	222
Warnermedia Holdings, Inc.,
5.05%, 3/15/42	400	236
5.14%, 3/15/52	800	558
5.39%, 3/15/62	700	483
		5,865
Food – 0.3%
Conagra Brands, Inc.,
1.38%, 11/1/27	85	79
7.00%, 10/1/28	200	214
4.85%, 11/1/28	100	101
5.30%, 11/1/38	200	191
Flowers Foods, Inc.,
6.20%, 3/15/55	200	198
General Mills, Inc.,
2.88%, 4/15/30	218	203
2.25%, 10/14/31 †	432	376
Hershey (The) Co.,
2.30%, 8/15/26	365	358
4.25%, 5/4/28	200	202
Hormel Foods Corp.,
1.70%, 6/3/28	500	467
3.05%, 6/3/51	100	66
Ingredion, Inc.,
3.20%, 10/1/26	250	246
J.M. Smucker (The) Co.,
4.38%, 3/15/45 †	250	204
6.50%, 11/15/53	100	107
JBS U.S.A. Holding Lux S.a.r.l./JBS U.S.A. Food Co./JBS Lux Co. S.a.r.l.,
3.63%, 1/15/32	400	366
7.25%, 11/15/53	400	450
Kellanova,
5.75%, 5/16/54	200	197
Kraft Heinz Foods Co.,
3.88%, 5/15/27	400	397
4.88%, 10/1/49	800	687
FIXED INCOME FUNDS 23 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Food – 0.3%continued
McCormick & Co., Inc.,
4.95%, 4/15/33	$200	$202
Mondelez International, Inc.,
3.00%, 3/17/32	500	450
Pilgrim's Pride Corp.,
6.88%, 5/15/34	350	383
The Campbell's Co.,
3.13%, 4/24/50	350	227
Tyson Foods, Inc.,
5.10%, 9/28/48	300	269
		6,640
Forestry, Paper & Wood Products – 0.0%
Georgia-Pacific LLC,
7.75%, 11/15/29	500	569
Gas & Water Utilities – 0.2%
American Water Capital Corp.,
2.95%, 9/1/27	1,000	975
6.59%, 10/15/37	105	118
4.30%, 12/1/42	75	64
3.45%, 5/1/50	12	9
3.25%, 6/1/51	58	39
5.45%, 3/1/54	300	290
Atmos Energy Corp.,
4.15%, 1/15/43	250	210
4.13%, 10/15/44	75	62
6.20%, 11/15/53	200	216
CenterPoint Energy Resources Corp.,
5.25%, 3/1/28	500	512
5.85%, 1/15/41	50	51
Essential Utilities, Inc.,
4.80%, 8/15/27	600	606
National Fuel Gas Co.,
5.50%, 10/1/26	300	303
NiSource, Inc.,
4.80%, 2/15/44	580	512
ONE Gas, Inc.,
4.25%, 9/1/32	150	145
Piedmont Natural Gas Co., Inc.,
5.05%, 5/15/52	200	176
Southern California Gas Co.,
5.45%, 6/15/35	300	306
3.75%, 9/15/42	250	194
4.30%, 1/15/49	125	100
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Gas & Water Utilities – 0.2%continued
5.60%, 4/1/54	$150	$146
Southern Co. Gas Capital Corp.,
5.88%, 3/15/41	300	307
Southwest Gas Corp.,
3.80%, 9/29/46	50	37
Spire Missouri, Inc.,
3.30%, 6/1/51	100	67
Washington Gas Light Co.,
3.65%, 9/15/49	100	72
		5,517
Health Care Facilities & Services – 1.0%
Advocate Health & Hospitals Corp.,
3.01%, 6/15/50	265	176
Aetna, Inc.,
6.63%, 6/15/36	40	43
6.75%, 12/15/37	150	162
AHS Hospital Corp.,
5.02%, 7/1/45	100	93
Ascension Health,
2.53%, 11/15/29	750	699
Cardinal Health, Inc.,
4.50%, 11/15/44	200	168
Cencora, Inc.,
4.25%, 3/1/45	60	49
4.30%, 12/15/47	100	81
Centene Corp.,
2.63%, 8/1/31	1,000	857
Cigna Group (The),
2.38%, 3/15/31	845	751
4.80%, 7/15/46	880	766
5.60%, 2/15/54	200	192
CommonSpirit Health,
3.82%, 10/1/49	200	146
CVS Health Corp.,
1.30%, 8/21/27	39	37
4.30%, 3/25/28	234	233
3.25%, 8/15/29 †	191	182
3.75%, 4/1/30	386	370
5.30%, 12/5/43	150	136
5.13%, 7/20/45	1,286	1,139
5.05%, 3/25/48	319	276
6.05%, 6/1/54	200	196
6.00%, 6/1/63	400	382
NORTHERN FUNDS QUARTERLY REPORT  24 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Health Care Facilities & Services – 1.0%continued
Dignity Health,
5.27%, 11/1/64	$200	$176
Elevance Health, Inc.,
4.10%, 3/1/28	245	244
6.38%, 6/15/37	500	539
4.63%, 5/15/42	325	285
3.60%, 3/15/51	100	70
5.65%, 6/15/54	300	288
5.70%, 2/15/55	300	291
HCA, Inc.,
4.50%, 2/15/27	1,426	1,426
5.50%, 6/1/33	500	512
5.75%, 3/1/35	300	309
5.13%, 6/15/39	200	188
5.50%, 6/15/47	330	307
5.25%, 6/15/49	50	44
6.00%, 4/1/54	300	294
5.95%, 9/15/54	100	97
6.20%, 3/1/55	200	201
6.10%, 4/1/64	200	195
Humana, Inc.,
5.75%, 12/1/28	500	520
3.13%, 8/15/29	85	80
5.38%, 4/15/31	300	307
5.50%, 3/15/53	300	269
Kaiser Foundation Hospitals,
3.27%, 11/1/49	500	346
Laboratory Corp. of America Holdings,
4.70%, 2/1/45	300	263
McKesson Corp.,
4.65%, 5/30/30	500	504
Memorial Sloan-Kettering Cancer Center,
4.13%, 7/1/52	100	79
Novant Health, Inc.,
3.32%, 11/1/61	120	76
NYU Langone Hospitals,
4.37%, 7/1/47	200	171
Quest Diagnostics, Inc.,
4.20%, 6/30/29	59	59
6.40%, 11/30/33	200	219
Sutter Health,
4.09%, 8/15/48	500	399
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Health Care Facilities & Services – 1.0%continued
UnitedHealth Group, Inc.,
3.45%, 1/15/27	$300	$297
3.70%, 5/15/27	55	55
3.88%, 12/15/28	218	215
4.25%, 1/15/29	500	499
4.00%, 5/15/29	600	593
4.80%, 1/15/30	1,000	1,015
2.00%, 5/15/30	216	193
2.30%, 5/15/31	200	176
5.15%, 7/15/34	300	303
6.63%, 11/15/37	640	713
6.88%, 2/15/38	170	193
4.38%, 3/15/42	219	188
4.75%, 7/15/45	281	249
5.05%, 4/15/53	750	670
5.50%, 4/15/64	100	93
5.75%, 7/15/64	900	875
		22,219
Home & Office Products – 0.0%
Leggett & Platt, Inc.,
3.50%, 11/15/27	500	485
Home Construction – 0.1%
D.R. Horton, Inc.,
5.50%, 10/15/35	200	204
Fortune Brands Innovations, Inc.,
4.50%, 3/25/52	50	40
Lennar Corp.,
4.75%, 11/29/27	200	201
Masco Corp.,
1.50%, 2/15/28	500	464
MDC Holdings, Inc.,
2.50%, 1/15/31	200	175
Meritage Homes Corp.,
5.65%, 3/15/35	100	100
Mohawk Industries, Inc.,
5.85%, 9/18/28	100	104
NVR, Inc.,
3.00%, 5/15/30	100	93
Toll Brothers Finance Corp.,
3.80%, 11/1/29	150	146
		1,527
FIXED INCOME FUNDS 25 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Household Products – 0.2%
Church & Dwight Co., Inc.,
3.95%, 8/1/47	$100	$78
Colgate-Palmolive Co.,
4.60%, 3/1/33	200	202
Estee Lauder (The) Cos., Inc.,
6.00%, 5/15/37	100	107
4.38%, 6/15/45	150	123
4.15%, 3/15/47 †	70	54
5.15%, 5/15/53	100	95
Haleon U.S. Capital LLC,
3.63%, 3/24/32	600	561
Kenvue, Inc.,
4.90%, 3/22/33	200	203
5.10%, 3/22/43 †	200	193
5.05%, 3/22/53	200	186
Kimberly-Clark Corp.,
2.00%, 11/2/31 †	200	176
6.63%, 8/1/37	350	404
3.20%, 7/30/46	25	18
Procter & Gamble (The) Co.,
3.00%, 3/25/30	794	758
1.20%, 10/29/30	300	259
2.30%, 2/1/32	200	179
		3,596
Industrial Intermediate Products – 0.0%
Timken (The) Co.,
4.13%, 4/1/32	100	93
Industrial Support Services – 0.0%
WW Grainger, Inc.,
4.60%, 6/15/45	100	89
Institutional Financial Services – 1.1%
Bank of New York Mellon (The) Corp.,
3.25%, 5/16/27	500	493
(Variable, CME Term SOFR 3M + 1.33%), 3.44%, 2/7/28 (3)	1,000	989
(Variable, U.S. SOFR + 1.09%), 4.98%, 3/14/30 (3)	500	512
(Variable, U.S. SOFR + 1.51%), 4.71%, 2/1/34 (3)	500	495
BGC Group, Inc.,
6.60%, 6/10/29	100	104
Cboe Global Markets, Inc.,
3.00%, 3/16/32	100	90
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Institutional Financial Services – 1.1%continued
CME Group, Inc.,
3.75%, 6/15/28	$300	$298
5.30%, 9/15/43	45	45
Goldman Sachs Group (The), Inc.,
5.95%, 1/15/27	613	630
3.85%, 1/26/27	623	619
(Variable, U.S. SOFR + 0.82%), 1.54%, 9/10/27 (3)	108	104
(Variable, U.S. SOFR + 0.91%), 1.95%, 10/21/27 (3)	445	431
(Variable, U.S. SOFR + 1.32%), 4.94%, 4/23/28 (3)	1,000	1,008
(Variable, CME Term SOFR 3M + 1.77%), 3.69%, 6/5/28 (3)	579	571
(Variable, CME Term SOFR 3M + 1.42%), 3.81%, 4/23/29 (3)	70	69
3.80%, 3/15/30 †	500	488
(Variable, U.S. SOFR + 1.08%), 5.21%, 1/28/31 (3)	1,000	1,023
(Variable, U.S. SOFR + 1.09%), 1.99%, 1/27/32 (3)	1,500	1,299
(Variable, U.S. SOFR + 1.95%), 6.56%, 10/24/34 (3)	400	442
(Variable, U.S. SOFR + 1.55%), 5.85%, 4/25/35 (3)	700	734
(Variable, U.S. SOFR + 1.38%), 5.54%, 1/28/36 (3)	400	410
(Variable, CME Term SOFR 3M + 1.69%), 4.41%, 4/23/39 (3)	500	451
6.25%, 2/1/41	192	205
(Variable, U.S. SOFR + 1.51%), 3.21%, 4/22/42 (3)	808	604
(Variable, U.S. SOFR + 1.63%), 3.44%, 2/24/43 (3)	400	305
4.80%, 7/8/44	350	314
Intercontinental Exchange, Inc.,
5.25%, 6/15/31	400	415
5.20%, 6/15/62	600	560
Jefferies Financial Group, Inc.,
2.63%, 10/15/31	400	348
6.20%, 4/14/34	200	209
Lazard Group LLC,
6.00%, 3/15/31	125	131
LPL Holdings, Inc.,
5.20%, 3/15/30	250	254
NORTHERN FUNDS QUARTERLY REPORT  26 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Institutional Financial Services – 1.1%continued
Morgan Stanley,
6.25%, 8/9/26	$100	$102
3.63%, 1/20/27	27	27
(Variable, U.S. SOFR + 1.26%), 5.66%, 4/18/30 (3)	1,000	1,039
(Variable, U.S. SOFR + 1.22%), 5.04%, 7/19/30 (3)	300	305
(Variable, U.S. SOFR + 1.11%), 5.23%, 1/15/31 (3)	2,400	2,457
(Variable, U.S. SOFR + 1.03%), 1.79%, 2/13/32 (3)	36	31
(Variable, U.S. SOFR + 1.02%), 1.93%, 4/28/32 (3)	66	56
(Variable, U.S. SOFR + 1.88%), 5.42%, 7/21/34 (3)	500	512
(Variable, U.S. SOFR + 1.73%), 5.47%, 1/18/35 (3)	700	716
(Variable, U.S. SOFR + 1.42%), 5.59%, 1/18/36 (3)	300	308
(Variable, U.S. SOFR + 1.76%), 5.66%, 4/17/36 (3)	300	311
(Variable, U.S. SOFR + 1.36%), 2.48%, 9/16/36 (3)	600	510
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.43%), 5.95%, 1/19/38 (3)	800	823
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.80%), 5.94%, 2/7/39 (3)	200	205
6.38%, 7/24/42	300	328
4.30%, 1/27/45	784	668
(Variable, U.S. SOFR + 1.71%), 5.52%, 11/19/55 (3)	300	293
Nasdaq, Inc.,
5.95%, 8/15/53 (8)	300	306
State Street Corp.,
4.73%, 2/28/30	500	508
(Variable, U.S. SOFR + 1.57%), 4.82%, 1/26/34 (3)	300	299
(Variable, U.S. SOFR + 1.89%), 5.16%, 5/18/34 (3) †	400	409
		24,863
Insurance – 0.7%
Aflac, Inc.,
3.60%, 4/1/30	500	486
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Insurance – 0.7%continued
Allstate (The) Corp.,
4.50%, 6/15/43	$45	$39
4.20%, 12/15/46 †	100	82
(Variable, ICE LIBOR USD 3M + 2.12%), 6.50%, 5/15/57 (3)	225	231
American Financial Group, Inc.,
5.25%, 4/2/30 †	150	155
American International Group, Inc.,
4.50%, 7/16/44	9	8
4.38%, 6/30/50	300	251
American National Group, Inc.,
5.75%, 10/1/29	150	154
Aon Corp./Aon Global Holdings PLC,
3.90%, 2/28/52	300	222
Aon North America, Inc.,
5.13%, 3/1/27	2,000	2,024
5.30%, 3/1/31	300	310
Arch Capital Group Ltd.,
3.64%, 6/30/50	200	146
Arthur J Gallagher & Co.,
5.75%, 3/2/53	250	243
5.55%, 2/15/55	200	192
Assurant, Inc.,
4.90%, 3/27/28	215	217
Assured Guaranty U.S. Holdings, Inc.,
6.13%, 9/15/28	120	126
Athene Holding Ltd.,
6.65%, 2/1/33	300	324
6.25%, 4/1/54	100	99
AXIS Specialty Finance LLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.19%), 4.90%, 1/15/40 (3)	200	191
Berkshire Hathaway Finance Corp.,
2.88%, 3/15/32 †	178	164
4.40%, 5/15/42 †	100	92
4.30%, 5/15/43	300	264
4.25%, 1/15/49	300	254
Berkshire Hathaway, Inc.,
4.50%, 2/11/43	255	238
Brighthouse Financial, Inc.,
3.85%, 12/22/51	250	161
Brown & Brown, Inc.,
4.95%, 3/17/52	200	173
FIXED INCOME FUNDS 27 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Insurance – 0.7%continued
Chubb (The) Corp.,
6.00%, 5/11/37	$50	$54
6.50%, 5/15/38	85	96
Chubb INA Holdings LLC,
6.70%, 5/15/36	50	57
4.15%, 3/13/43	100	85
2.85%, 12/15/51	100	64
3.05%, 12/15/61	200	123
CNA Financial Corp.,
5.50%, 6/15/33	200	205
Corebridge Financial, Inc.,
4.40%, 4/5/52	300	240
Enstar Group Ltd.,
3.10%, 9/1/31	150	133
Equitable Holdings, Inc.,
5.00%, 4/20/48 †	136	120
Everest Reinsurance Holdings, Inc.,
3.13%, 10/15/52	200	124
F&G Annuities & Life, Inc.,
7.40%, 1/13/28	100	105
Globe Life, Inc.,
5.85%, 9/15/34	150	155
Hartford Insurance Group (The), Inc.,
5.95%, 10/15/36	285	297
Horace Mann Educators Corp.,
7.25%, 9/15/28	150	160
Lincoln National Corp.,
3.63%, 12/12/26	148	146
3.80%, 3/1/28	117	115
6.30%, 10/9/37	100	104
Loews Corp.,
4.13%, 5/15/43 †	75	64
Markel Group, Inc.,
5.00%, 5/20/49	200	175
3.45%, 5/7/52 †	100	67
Marsh & McLennan Cos., Inc.,
5.88%, 8/1/33	100	107
5.15%, 3/15/34	500	511
5.45%, 3/15/53	200	194
5.40%, 3/15/55	300	289
MetLife, Inc.,
6.38%, 6/15/34	485	538
4.72%, 12/15/44	370	329
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Insurance – 0.7%continued
5.25%, 1/15/54 †	$100	$94
Old Republic International Corp.,
5.75%, 3/28/34	150	154
Principal Financial Group, Inc.,
5.50%, 3/15/53	200	193
Progressive (The) Corp.,
2.45%, 1/15/27	250	244
4.20%, 3/15/48	300	247
Prudential Financial, Inc.,
5.20%, 3/14/35	400	404
3.00%, 3/10/40	300	227
3.94%, 12/7/49	335	256
Reinsurance Group of America, Inc.,
6.00%, 9/15/33	200	210
Selective Insurance Group, Inc.,
5.90%, 4/15/35	100	102
Transatlantic Holdings, Inc.,
8.00%, 11/30/39	70	88
Travelers (The) Cos., Inc.,
6.25%, 6/15/37	375	414
5.45%, 5/25/53	200	196
Unum Group,
4.13%, 6/15/51	200	149
W R Berkley Corp.,
3.55%, 3/30/52	200	138
Willis North America, Inc.,
2.95%, 9/15/29	500	471
		15,090
Internet Media & Services – 0.3%
Alphabet, Inc.,
4.00%, 5/15/30	1,300	1,301
2.05%, 8/15/50	75	42
2.25%, 8/15/60	400	211
Booking Holdings, Inc.,
4.63%, 4/13/30	200	202
Expedia Group, Inc.,
4.63%, 8/1/27	300	301
Meta Platforms, Inc.,
4.60%, 5/15/28	300	306
4.30%, 8/15/29	750	757
4.55%, 8/15/31	1,000	1,014
4.95%, 5/15/33	1,800	1,846
NORTHERN FUNDS QUARTERLY REPORT  28 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Internet Media & Services – 0.3%continued
Uber Technologies, Inc.,
5.35%, 9/15/54	$250	$233
		6,213
IT Services – 0.2%
Accenture Capital, Inc.,
4.25%, 10/4/31	200	198
IBM International Capital Pte. Ltd.,
4.90%, 2/5/34	300	299
5.30%, 2/5/54	300	281
International Business Machines Corp.,
6.50%, 1/15/28	226	239
1.95%, 5/15/30	797	711
5.20%, 2/10/35	700	710
4.25%, 5/15/49	300	242
Kyndryl Holdings, Inc.,
2.70%, 10/15/28	500	472
Leidos, Inc.,
5.75%, 3/15/33	300	313
		3,465
Leisure Facilities & Services – 0.2%
Hyatt Hotels Corp.,
5.75%, 1/30/27	300	306
Las Vegas Sands Corp.,
6.20%, 8/15/34	200	204
Marriott International, Inc.,
4.80%, 3/15/30	400	404
2.85%, 4/15/31	500	454
5.10%, 4/15/32	300	304
McDonald's Corp.,
4.80%, 8/14/28	700	713
5.00%, 5/17/29	400	411
4.88%, 12/9/45	200	180
4.45%, 3/1/47	200	169
4.45%, 9/1/48	112	93
5.45%, 8/14/53	300	288
Starbucks Corp.,
3.50%, 11/15/50	600	418
		3,944
Leisure Products – 0.0%
Brunswick Corp.,
5.10%, 4/1/52	200	153
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Leisure Products – 0.0%continued
Hasbro, Inc.,
6.35%, 3/15/40	$50	$51
		204
Machinery – 0.3%
AGCO Corp.,
5.80%, 3/21/34	100	102
Caterpillar Financial Services Corp.,
1.70%, 1/8/27	186	180
3.60%, 8/12/27	500	495
Caterpillar, Inc.,
3.80%, 8/15/42	185	153
4.30%, 5/15/44 †	235	204
3.25%, 9/19/49	220	154
CNH Industrial Capital LLC,
5.10%, 4/20/29	300	306
Deere & Co.,
3.75%, 4/15/50	633	492
Eaton Corp.,
3.10%, 9/15/27	250	245
4.35%, 5/18/28	500	504
4.70%, 8/23/52	100	89
Flowserve Corp.,
2.80%, 1/15/32	100	87
IDEX Corp.,
2.63%, 6/15/31	100	89
Ingersoll Rand, Inc.,
5.31%, 6/15/31	500	518
John Deere Capital Corp.,
4.15%, 9/15/27	118	118
4.65%, 1/7/28	400	406
4.95%, 7/14/28	1,000	1,025
4.40%, 9/8/31	300	299
Kennametal, Inc.,
4.63%, 6/15/28	100	100
Oshkosh Corp.,
3.10%, 3/1/30	100	94
Regal Rexnord Corp.,
6.05%, 4/15/28	500	515
Snap-on, Inc.,
3.10%, 5/1/50	100	67
Stanley Black & Decker, Inc.,
2.75%, 11/15/50 †	300	171
FIXED INCOME FUNDS 29 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Machinery – 0.3%continued
Veralto Corp.,
5.50%, 9/18/26	$300	$304
Xylem, Inc.,
2.25%, 1/30/31	200	177
		6,894
Medical Equipment & Devices – 0.3%
Abbott Laboratories,
1.15%, 1/30/28	400	374
4.75%, 11/30/36	353	351
6.15%, 11/30/37	202	224
4.75%, 4/15/43	100	95
Agilent Technologies, Inc.,
2.30%, 3/12/31	300	266
Baxter International, Inc.,
3.50%, 8/15/46	350	250
Becton Dickinson & Co.,
4.69%, 2/13/28	800	808
4.69%, 12/15/44	210	183
Boston Scientific Corp.,
7.38%, 1/15/40	240	291
DH Europe Finance II S.a.r.l.,
2.60%, 11/15/29	1,100	1,027
GE HealthCare Technologies, Inc.,
5.91%, 11/22/32	600	638
Medtronic, Inc.,
4.63%, 3/15/45	406	365
Revvity, Inc.,
2.25%, 9/15/31	300	257
Stryker Corp.,
3.65%, 3/7/28	152	150
4.10%, 4/1/43	50	41
4.38%, 5/15/44	200	171
2.90%, 6/15/50	200	131
Thermo Fisher Scientific, Inc.,
5.00%, 12/5/26	500	505
1.75%, 10/15/28	38	35
2.80%, 10/15/41	500	359
Zimmer Biomet Holdings, Inc.,
2.60%, 11/24/31	400	353
		6,874
Metals & Mining – 0.0%
Freeport-McMoRan, Inc.,
4.63%, 8/1/30	500	495
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Metals & Mining – 0.0%continued
Newmont Corp.,
5.88%, 4/1/35	$100	$107
Newmont Corp./Newcrest Finance Pty. Ltd.,
4.20%, 5/13/50	300	242
		844
Oil & Gas Services & Equipment – 0.1%
Baker Hughes Holdings LLC,
5.13%, 9/15/40 †	100	96
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
2.06%, 12/15/26	500	484
4.08%, 12/15/47	110	86
Halliburton Co.,
2.92%, 3/1/30	300	279
4.85%, 11/15/35	275	265
7.45%, 9/15/39	160	187
4.75%, 8/1/43	15	13
NOV, Inc.,
3.60%, 12/1/29	150	144
		1,554
Oil & Gas Supply Chain – 1.4%
APA Corp.,
6.10%, 2/15/35 (2)	200	196
Boardwalk Pipelines L.P.,
4.45%, 7/15/27	150	150
BP Capital Markets America, Inc.,
3.02%, 1/16/27	312	307
4.23%, 11/6/28	428	428
2.72%, 1/12/32 †	110	98
4.99%, 4/10/34	500	503
3.38%, 2/8/61	800	516
BP Capital Markets PLC,
3.28%, 9/19/27	138	135
Cheniere Corpus Christi Holdings LLC,
2.74%, 12/31/39	300	244
Cheniere Energy Partners L.P.,
5.95%, 6/30/33	500	522
Cheniere Energy, Inc.,
5.65%, 4/15/34	250	256
Chevron U.S.A., Inc.,
1.02%, 8/12/27	31	29
4.69%, 4/15/30	500	510
NORTHERN FUNDS QUARTERLY REPORT  30 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Oil & Gas Supply Chain – 1.4%continued
2.34%, 8/12/50	$200	$114
ConocoPhillips Co.,
5.05%, 9/15/33	200	204
3.76%, 3/15/42	100	80
5.30%, 5/15/53	300	277
5.50%, 1/15/55	200	190
4.03%, 3/15/62	405	292
Coterra Energy, Inc.,
4.38%, 3/15/29	200	198
DCP Midstream Operating L.P.,
5.63%, 7/15/27	300	307
Devon Energy Corp.,
5.25%, 10/15/27	250	251
5.75%, 9/15/54	500	450
Diamondback Energy, Inc.,
5.40%, 4/18/34	400	401
6.25%, 3/15/53	200	198
5.75%, 4/18/54	300	278
5.90%, 4/18/64	100	93
Eastern Gas Transmission & Storage, Inc.,
4.60%, 12/15/44	200	168
Enbridge Energy Partners L.P.,
7.50%, 4/15/38	50	57
Energy Transfer L.P.,
3.90%, 7/15/26	98	97
4.40%, 3/15/27	90	90
4.20%, 4/15/27	160	159
5.50%, 6/1/27	266	271
4.95%, 6/15/28	27	27
5.25%, 4/15/29	212	217
4.15%, 9/15/29	183	180
6.40%, 12/1/30	400	431
7.50%, 7/1/38	310	354
4.95%, 1/15/43	500	426
5.15%, 2/1/43	309	270
5.30%, 4/1/44	15	13
5.35%, 5/15/45	80	72
6.25%, 4/15/49	400	395
6.05%, 9/1/54	200	192
Enterprise Products Operating LLC,
3.95%, 2/15/27	529	527
3.13%, 7/31/29	138	132
6.88%, 3/1/33	50	56
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Oil & Gas Supply Chain – 1.4%continued
7.55%, 4/15/38	$515	$612
5.95%, 2/1/41	40	42
4.80%, 2/1/49	200	174
4.20%, 1/31/50	700	555
5.55%, 2/16/55	300	289
EOG Resources, Inc.,
4.95%, 4/15/50	100	89
EQT Corp.,
5.75%, 2/1/34	200	207
Exxon Mobil Corp.,
3.48%, 3/19/30	125	121
2.61%, 10/15/30	1,010	935
3.00%, 8/16/39	200	156
4.33%, 3/19/50	500	414
Hess Corp.,
7.13%, 3/15/33	390	442
HF Sinclair Corp.,
4.50%, 10/1/30	250	243
Kinder Morgan Energy Partners L.P.,
7.30%, 8/15/33	175	197
6.55%, 9/15/40	205	219
7.50%, 11/15/40	305	349
6.38%, 3/1/41	35	36
5.63%, 9/1/41	310	298
5.40%, 9/1/44	50	46
Kinder Morgan, Inc.,
5.45%, 8/1/52	300	276
5.95%, 8/1/54	200	196
Marathon Petroleum Corp.,
3.80%, 4/1/28	38	37
6.50%, 3/1/41	300	313
MPLX L.P.,
4.80%, 2/15/29	300	303
2.65%, 8/15/30	300	272
5.20%, 12/1/47	407	354
4.70%, 4/15/48	400	325
5.65%, 3/1/53	100	92
Occidental Petroleum Corp.,
6.13%, 1/1/31	1,160	1,201
6.60%, 3/15/46	100	99
6.05%, 10/1/54	100	92
ONEOK Partners L.P.,
6.65%, 10/1/36	80	86
FIXED INCOME FUNDS 31 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Oil & Gas Supply Chain – 1.4%continued
ONEOK, Inc.,
4.55%, 7/15/28	$23	$23
4.35%, 3/15/29	12	12
4.75%, 10/15/31	400	396
6.05%, 9/1/33	300	315
5.15%, 10/15/43 †	20	18
5.45%, 6/1/47	100	89
7.15%, 1/15/51	400	431
5.70%, 11/1/54	300	277
Ovintiv, Inc.,
7.10%, 7/15/53	50	52
Phillips 66,
5.88%, 5/1/42	140	139
Phillips 66 Co.,
4.95%, 3/15/35	400	388
4.90%, 10/1/46 †	200	168
5.65%, 6/15/54	350	325
Plains All American Pipeline L.P./PAA Finance Corp.,
4.50%, 12/15/26	139	139
3.55%, 12/15/29	554	530
3.80%, 9/15/30	137	131
Sabine Pass Liquefaction LLC,
5.00%, 3/15/27	268	270
4.50%, 5/15/30	300	299
Shell Finance U.S., Inc.,
2.38%, 11/7/29	287	267
4.13%, 5/11/35	300	284
4.55%, 8/12/43	60	53
4.38%, 5/11/45	390	330
3.75%, 9/12/46	230	177
Shell International Finance B.V.,
3.88%, 11/13/28	9	9
3.63%, 8/21/42	230	180
3.13%, 11/7/49	100	67
3.00%, 11/26/51	150	97
Spectra Energy Partners L.P.,
3.38%, 10/15/26	360	355
5.95%, 9/25/43	89	87
4.50%, 3/15/45	110	90
Targa Resources Corp.,
6.13%, 3/15/33	500	527
6.50%, 2/15/53	200	205
6.13%, 5/15/55	200	196
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Oil & Gas Supply Chain – 1.4%continued
Tennessee Gas Pipeline Co. LLC,
7.00%, 3/15/27	$158	$165
7.00%, 10/15/28	295	317
7.63%, 4/1/37	5	6
Valero Energy Corp.,
7.50%, 4/15/32	765	874
Western Midstream Operating L.P.,
6.15%, 4/1/33	700	728
Williams (The) Cos., Inc.,
3.75%, 6/15/27	548	542
4.90%, 3/15/29	500	507
4.65%, 8/15/32 †	600	589
5.15%, 3/15/34	500	499
5.80%, 11/15/43	200	198
		31,782
Real Estate Investment Trusts – 0.9%
Alexandria Real Estate Equities, Inc.,
2.75%, 12/15/29	1,000	923
4.85%, 4/15/49	200	168
American Homes 4 Rent L.P.,
4.30%, 4/15/52	200	156
American Tower Corp.,
3.38%, 10/15/26	26	26
3.13%, 1/15/27	128	126
3.60%, 1/15/28	79	78
1.50%, 1/31/28	39	36
3.95%, 3/15/29	134	131
3.80%, 8/15/29	500	486
5.90%, 11/15/33	300	317
5.45%, 2/15/34	300	309
Americold Realty Operating Partnership L.P.,
5.60%, 5/15/32	100	100
AvalonBay Communities, Inc.,
3.90%, 10/15/46	300	235
Boston Properties L.P.,
2.75%, 10/1/26	30	29
4.50%, 12/1/28	100	99
6.50%, 1/15/34 †	500	535
Brixmor Operating Partnership L.P.,
2.50%, 8/16/31	300	261
Camden Property Trust,
5.85%, 11/3/26	500	510
NORTHERN FUNDS QUARTERLY REPORT  32 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Real Estate Investment Trusts – 0.9%continued
COPT Defense Properties L.P.,
2.90%, 12/1/33	$200	$164
Crown Castle, Inc.,
3.30%, 7/1/30	200	187
5.80%, 3/1/34	300	311
5.20%, 2/15/49	350	313
CubeSmart L.P.,
3.13%, 9/1/26	250	246
Digital Realty Trust L.P.,
3.60%, 7/1/29	300	291
EPR Properties,
3.60%, 11/15/31	250	227
Equinix, Inc.,
2.15%, 7/15/30	1,000	890
ERP Operating L.P.,
3.50%, 3/1/28	500	492
4.50%, 6/1/45	55	47
Essential Properties L.P.,
2.95%, 7/15/31	100	89
Essex Portfolio L.P.,
4.00%, 3/1/29	146	144
3.00%, 1/15/30	154	144
Extra Space Storage L.P.,
5.70%, 4/1/28	700	723
Federal Realty OP L.P.,
5.38%, 5/1/28	250	256
First Industrial L.P.,
5.25%, 1/15/31	100	101
GLP Capital L.P./GLP Financing II, Inc.,
3.25%, 1/15/32	300	264
Healthcare Realty Holdings L.P.,
2.00%, 3/15/31 †	100	86
Healthpeak OP LLC,
3.25%, 7/15/26	128	126
3.50%, 7/15/29	277	267
Host Hotels & Resorts L.P.,
3.50%, 9/15/30	118	110
Invitation Homes Operating Partnership L.P.,
2.30%, 11/15/28	200	187
Kilroy Realty L.P.,
4.75%, 12/15/28	112	111
Kimco Realty OP LLC,
6.40%, 3/1/34	200	218
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Real Estate Investment Trusts – 0.9%continued
4.25%, 4/1/45	$200	$164
Kite Realty Group L.P.,
4.95%, 12/15/31	100	100
Kite Realty Group Trust,
4.75%, 9/15/30	100	100
LXP Industrial Trust,
2.38%, 10/1/31	100	84
Mid-America Apartments L.P.,
2.88%, 9/15/51	200	126
NNN REIT, Inc.,
3.10%, 4/15/50	300	190
Omega Healthcare Investors, Inc.,
3.25%, 4/15/33	300	259
Phillips Edison Grocery Center Operating Partnership I L.P.,
5.75%, 7/15/34	100	103
Piedmont Operating Partnership L.P.,
9.25%, 7/20/28	100	111
Prologis L.P.,
4.88%, 6/15/28	150	153
1.75%, 7/1/30	200	176
4.75%, 1/15/31	400	405
4.75%, 6/15/33	300	299
5.00%, 1/31/35	300	300
5.25%, 5/15/35	200	203
5.25%, 6/15/53	100	94
Public Storage Operating Co.,
5.13%, 1/15/29	300	309
2.30%, 5/1/31	300	267
2.25%, 11/9/31	200	175
Realty Income Corp.,
3.00%, 1/15/27	56	55
3.40%, 1/15/28	61	60
2.10%, 3/15/28	600	568
3.10%, 12/15/29	123	117
4.90%, 7/15/33	300	299
Regency Centers L.P.,
3.70%, 6/15/30	400	387
Rexford Industrial Realty L.P.,
5.00%, 6/15/28	200	202
Sabra Health Care L.P.,
3.90%, 10/15/29	150	143
Safehold GL Holdings LLC,
6.10%, 4/1/34	100	104
FIXED INCOME FUNDS 33 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Real Estate Investment Trusts – 0.9%continued
Simon Property Group L.P.,
2.45%, 9/13/29	$1,001	$930
4.75%, 9/26/34 †	300	292
6.75%, 2/1/40	242	273
4.25%, 10/1/44	148	122
Store Capital LLC,
2.70%, 12/1/31	200	170
Sun Communities Operating L.P.,
2.30%, 11/1/28	300	280
Tanger Properties L.P.,
2.75%, 9/1/31	100	88
UDR, Inc.,
2.10%, 6/15/33	300	241
Ventas Realty L.P.,
4.75%, 11/15/30	300	301
5.70%, 9/30/43	100	97
VICI Properties L.P.,
5.63%, 4/1/35	200	202
5.63%, 5/15/52	200	185
Welltower OP LLC,
2.05%, 1/15/29	67	62
4.13%, 3/15/29	260	258
3.10%, 1/15/30	218	206
Weyerhaeuser Co.,
4.00%, 3/9/52	200	150
		19,929
Real Estate Services – 0.0%
CBRE Services, Inc.,
5.95%, 8/15/34	200	211
Retail - Consumer Staples – 0.2%
Costco Wholesale Corp.,
1.75%, 4/20/32	300	257
Dollar General Corp.,
5.50%, 11/1/52	200	185
Dollar Tree, Inc.,
2.65%, 12/1/31	200	176
Kroger (The) Co.,
5.00%, 9/15/34	800	794
6.90%, 4/15/38	100	112
5.40%, 7/15/40	100	98
5.50%, 9/15/54	200	190
5.65%, 9/15/64	100	95
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Retail - Consumer Staples – 0.2%continued
Target Corp.,
4.80%, 1/15/53 †	$500	$441
Walmart, Inc.,
3.70%, 6/26/28	251	250
1.80%, 9/22/31	2,000	1,742
3.95%, 6/28/38	200	183
4.50%, 4/15/53	300	263
		4,786
Retail - Discretionary – 0.3%
AutoNation, Inc.,
3.85%, 3/1/32	300	276
AutoZone, Inc.,
5.05%, 7/15/26	500	503
3.75%, 4/18/29	121	118
4.00%, 4/15/30	129	126
6.55%, 11/1/33	300	331
Dick's Sporting Goods, Inc.,
4.10%, 1/15/52	100	72
Home Depot (The), Inc.,
4.75%, 6/25/29	600	613
5.40%, 9/15/40	680	688
5.95%, 4/1/41	405	427
4.50%, 12/6/48	400	343
3.63%, 4/15/52	643	468
Lowe's Cos., Inc.,
3.35%, 4/1/27	115	113
3.65%, 4/5/29	76	74
3.75%, 4/1/32 †	500	472
2.80%, 9/15/41	200	140
4.05%, 5/3/47	94	73
3.00%, 10/15/50	700	437
5.85%, 4/1/63	400	391
O'Reilly Automotive, Inc.,
3.90%, 6/1/29	500	491
Ross Stores, Inc.,
1.88%, 4/15/31	200	171
TJX (The) Cos., Inc.,
2.25%, 9/15/26	31	30
1.15%, 5/15/28	74	68
		6,425
Semiconductors – 0.5%
Advanced Micro Devices, Inc.,
4.39%, 6/1/52	150	126
NORTHERN FUNDS QUARTERLY REPORT  34 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Semiconductors – 0.5%continued
Analog Devices, Inc.,
3.45%, 6/15/27	$500	$495
2.80%, 10/1/41	300	218
Applied Materials, Inc.,
1.75%, 6/1/30	500	444
5.85%, 6/15/41	100	106
Broadcom, Inc.,
4.15%, 2/15/28	1,000	997
2.45%, 2/15/31 (2)	1,024	916
4.15%, 4/15/32 (2)	500	482
4.93%, 5/15/37	200	194
3.50%, 2/15/41 (2) †	200	158
3.75%, 2/15/51 (2)	700	524
Intel Corp.,
5.00%, 2/21/31	400	407
2.00%, 8/12/31	50	43
5.20%, 2/10/33 †	300	302
4.80%, 10/1/41	80	70
3.73%, 12/8/47	741	523
3.25%, 11/15/49	200	127
4.75%, 3/25/50	200	163
5.70%, 2/10/53	700	651
3.10%, 2/15/60	200	112
KLA Corp.,
5.25%, 7/15/62	250	235
Lam Research Corp.,
1.90%, 6/15/30	700	625
Marvell Technology, Inc.,
5.75%, 2/15/29	300	312
Micron Technology, Inc.,
5.38%, 4/15/28 †	1,000	1,028
5.30%, 1/15/31	200	205
5.80%, 1/15/35	100	103
NVIDIA Corp.,
3.50%, 4/1/50	400	299
QUALCOMM, Inc.,
5.40%, 5/20/33	300	316
4.80%, 5/20/45	300	273
6.00%, 5/20/53	200	211
Texas Instruments, Inc.,
2.25%, 9/4/29	200	186
4.90%, 3/14/33	1,000	1,024
		11,875
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Software – 0.6%
Adobe, Inc.,
2.15%, 2/1/27	$419	$407
5.30%, 1/17/35	200	209
Autodesk, Inc.,
3.50%, 6/15/27	135	133
Cadence Design Systems, Inc.,
4.30%, 9/10/29	400	400
Concentrix Corp.,
6.85%, 8/2/33	200	208
Fortinet, Inc.,
2.20%, 3/15/31	100	88
Intuit, Inc.,
5.25%, 9/15/26	500	506
5.20%, 9/15/33	300	311
Microsoft Corp.,
3.40%, 6/15/27	500	497
1.35%, 9/15/30	800	701
4.50%, 6/15/47	200	181
2.50%, 9/15/50	200	123
2.92%, 3/17/52	674	447
2.68%, 6/1/60	100	59
3.04%, 3/17/62	1,000	642
Oracle Corp.,
2.80%, 4/1/27	7	7
4.50%, 5/6/28	600	604
2.88%, 3/25/31	509	464
5.25%, 2/3/32	900	923
4.90%, 2/6/33	300	301
4.70%, 9/27/34	1,000	971
3.90%, 5/15/35	336	303
3.80%, 11/15/37	5	4
5.38%, 7/15/40	590	576
3.60%, 4/1/50	1,000	699
5.55%, 2/6/53	500	470
4.38%, 5/15/55	25	20
3.85%, 4/1/60	500	345
Roper Technologies, Inc.,
4.90%, 10/15/34	400	395
Salesforce, Inc.,
1.50%, 7/15/28	1,300	1,208
1.95%, 7/15/31	300	263
Synopsys, Inc.,
4.85%, 4/1/30	1,000	1,014
FIXED INCOME FUNDS 35 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Software – 0.6%continued
VMware LLC,
2.20%, 8/15/31	$300	$260
Workday, Inc.,
3.80%, 4/1/32	300	282
		14,021
Specialty Finance – 0.7%
Air Lease Corp.,
1.88%, 8/15/26	78	76
3.63%, 12/1/27	163	161
2.10%, 9/1/28	131	122
4.63%, 10/1/28	651	655
3.25%, 10/1/29	500	476
Ally Financial, Inc.,
(Variable, U.S. SOFR + 2.82%), 6.85%, 1/3/30 (3)	500	528
American Express Co.,
1.65%, 11/4/26	84	81
5.85%, 11/5/27	500	518
4.05%, 5/3/29	72	72
(Variable, U.S. SOFR Compounded Index + 1.28%), 5.28%, 7/27/29 (3)	200	206
(Variable, U.S. SOFR + 1.94%), 6.49%, 10/30/31 (3)	700	763
(Variable, U.S. SOFR + 1.93%), 5.63%, 7/28/34 (3)	300	307
(Variable, U.S. SOFR + 1.79%), 5.67%, 4/25/36 (3)	300	311
Capital One Financial Corp.,
3.75%, 7/28/26	150	148
3.75%, 3/9/27	250	248
3.65%, 5/11/27	144	142
(Variable, U.S. SOFR + 0.86%), 1.88%, 11/2/27 (3)	355	343
(Variable, U.S. SOFR + 2.08%), 5.47%, 2/1/29 (3)	700	717
(Variable, U.S. SOFR + 2.64%), 6.31%, 6/8/29 (3)	500	525
(Variable, U.S. SOFR + 2.86%), 6.38%, 6/8/34 (3)	400	426
(Variable, U.S. SOFR Compounded Index + 3.37%), 7.96%, 11/2/34 (3)	300	349
Equifax, Inc.,
2.35%, 9/15/31 †	380	331
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Specialty Finance – 0.7%continued
FactSet Research Systems, Inc.,
3.45%, 3/1/32	$100	$91
Fidelity National Financial, Inc.,
3.20%, 9/17/51	200	123
Fidelity National Information Services, Inc.,
5.10%, 7/15/32	400	407
Fiserv, Inc.,
5.38%, 8/21/28	500	514
3.50%, 7/1/29	200	193
5.15%, 8/12/34	500	502
GATX Corp.,
3.50%, 3/15/28	500	488
5.20%, 3/15/44	35	32
6.05%, 6/5/54	150	150
Global Payments, Inc.,
4.95%, 8/15/27	1,000	1,012
Mastercard, Inc.,
4.35%, 1/15/32	500	498
3.80%, 11/21/46	500	401
Moody's Corp.,
4.25%, 8/8/32	500	488
PayPal Holdings, Inc.,
2.85%, 10/1/29	300	283
5.15%, 6/1/34	500	508
S&P Global, Inc.,
2.45%, 3/1/27 †	300	292
5.25%, 9/15/33	300	312
3.70%, 3/1/52	100	76
Synchrony Financial,
3.95%, 12/1/27 †	400	393
Verisk Analytics, Inc.,
5.75%, 4/1/33	300	315
Visa, Inc.,
2.05%, 4/15/30	400	364
4.15%, 12/14/35	100	95
2.00%, 8/15/50	500	271
		15,313
Steel – 0.0%
Nucor Corp.,
2.98%, 12/15/55	275	167
NORTHERN FUNDS QUARTERLY REPORT  36 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Steel – 0.0%continued
Steel Dynamics, Inc.,
3.45%, 4/15/30	$300	$286
		453
Technology Hardware – 0.5%
Apple, Inc.,
2.05%, 9/11/26	308	301
3.35%, 2/9/27	345	342
3.20%, 5/11/27	201	199
2.90%, 9/12/27	400	391
4.00%, 5/10/28	500	502
3.25%, 8/8/29 †	37	36
2.20%, 9/11/29 †	188	175
4.15%, 5/10/30	400	404
4.50%, 5/12/32	300	304
3.35%, 8/8/32	450	425
4.30%, 5/10/33	300	301
2.38%, 2/8/41	215	150
3.85%, 5/4/43	305	256
3.45%, 2/9/45	25	19
4.38%, 5/13/45	160	141
4.65%, 2/23/46	206	188
3.85%, 8/4/46	20	16
4.25%, 2/9/47	11	9
3.75%, 9/12/47	8	6
3.75%, 11/13/47	25	20
2.95%, 9/11/49	700	470
4.85%, 5/10/53	900	858
Arrow Electronics, Inc.,
3.88%, 1/12/28	250	245
CDW LLC/CDW Finance Corp.,
3.28%, 12/1/28	500	477
Cisco Systems, Inc.,
4.95%, 2/24/32	400	410
5.90%, 2/15/39	200	215
5.50%, 1/15/40	90	93
5.35%, 2/26/64	500	483
Corning, Inc.,
5.35%, 11/15/48	300	282
Dell International LLC/EMC Corp.,
5.50%, 4/1/35	200	202
8.35%, 7/15/46	223	284
Dell, Inc.,
7.10%, 4/15/28	1,000	1,070
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Technology Hardware – 0.5%continued
Flex Ltd.,
6.00%, 1/15/28	$300	$310
Hewlett Packard Enterprise Co.,
4.85%, 10/15/31	800	798
6.35%, 10/15/45	200	205
HP, Inc.,
6.00%, 9/15/41	275	276
Jabil, Inc.,
3.00%, 1/15/31	300	274
Juniper Networks, Inc.,
5.95%, 3/15/41	100	99
Motorola Solutions, Inc.,
5.60%, 6/1/32	400	417
TD SYNNEX Corp.,
2.65%, 8/9/31	150	129
Teledyne Technologies, Inc.,
2.75%, 4/1/31	200	181
Western Digital Corp.,
3.10%, 2/1/32	250	221
		12,184
Telecommunications – 0.7%
AT&T, Inc.,
4.70%, 8/15/30	400	404
2.75%, 6/1/31	359	325
5.40%, 2/15/34	1,700	1,748
4.50%, 5/15/35	300	286
3.10%, 2/1/43	900	649
4.50%, 3/9/48	574	478
3.30%, 2/1/52 †	550	364
3.80%, 12/1/57	1,200	840
3.65%, 9/15/59	500	335
T-Mobile U.S.A., Inc.,
4.75%, 2/1/28	1,066	1,066
4.80%, 7/15/28	785	795
3.88%, 4/15/30	1,258	1,222
5.15%, 4/15/34	500	506
3.00%, 2/15/41	300	220
4.50%, 4/15/50	400	331
6.00%, 6/15/54	200	204
5.50%, 1/15/55	500	474
5.88%, 11/15/55	300	300
Verizon Communications, Inc.,
3.15%, 3/22/30	1,352	1,281
FIXED INCOME FUNDS 37 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Telecommunications – 0.7%continued
1.68%, 10/30/30	$818	$708
4.78%, 2/15/35	1,465	1,427
3.40%, 3/22/41	300	231
3.88%, 3/1/52	300	223
5.50%, 2/23/54	200	193
2.99%, 10/30/56	700	421
3.70%, 3/22/61	1,000	690
		15,721
Tobacco & Cannabis – 0.2%
Altria Group, Inc.,
6.20%, 11/1/28	500	528
2.45%, 2/4/32	200	172
4.50%, 5/2/43	410	342
5.95%, 2/14/49	517	514
Philip Morris International, Inc.,
5.25%, 9/7/28	800	823
4.88%, 2/13/29	600	611
1.75%, 11/1/30	181	158
4.75%, 11/1/31	400	403
4.13%, 3/4/43	591	494
4.88%, 11/15/43 †	100	92
		4,137
Transportation & Logistics – 0.4%
American Airlines Pass Through Trust, Series 2021-1, Class A,
2.88%, 7/11/34	260	229
Burlington Northern Santa Fe LLC,
3.25%, 6/15/27	325	321
6.20%, 8/15/36	455	502
5.15%, 9/1/43	280	269
5.20%, 4/15/54	400	379
5.50%, 3/15/55	150	149
CH Robinson Worldwide, Inc.,
4.20%, 4/15/28	100	99
CSX Corp.,
2.60%, 11/1/26	25	24
5.20%, 11/15/33	200	207
6.00%, 10/1/36	100	107
6.15%, 5/1/37	190	206
6.22%, 4/30/40	365	394
4.75%, 11/15/48	200	177
4.50%, 3/15/49	100	85
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Transportation & Logistics – 0.4%continued
Delta Air Lines Pass Through Trust, Series 2020-1, Class AA,
2.00%, 6/10/28	$105	$99
FedEx Corp.,
4.25%, 5/15/30	95	93
4.10%, 4/15/43 (2)	300	233
4.75%, 11/15/45 (2)	600	500
JetBlue Pass Through Trust, Series 2020-1, Class A,
4.00%, 11/15/32	141	132
Kirby Corp.,
4.20%, 3/1/28 †	100	99
Norfolk Southern Corp.,
5.05%, 8/1/30	400	413
4.45%, 6/15/45	275	235
3.94%, 11/1/47	300	235
5.35%, 8/1/54	100	96
5.95%, 3/15/64	200	206
Ryder System, Inc.,
5.30%, 3/15/27	500	507
4.85%, 6/15/30	500	505
6.60%, 12/1/33	100	110
Southwest Airlines Co.,
5.13%, 6/15/27	400	404
Union Pacific Corp.,
2.89%, 4/6/36	300	248
3.38%, 2/14/42	100	78
3.25%, 2/5/50	800	552
5.60%, 12/1/54	100	99
5.15%, 1/20/63	700	638
United Airlines Pass Through Trust, Series 2019-1, Class AA,
4.15%, 8/25/31	329	315
United Airlines Pass Through Trust, Series 2024-1, Class A,
5.88%, 2/15/37	198	197
United Parcel Service, Inc.,
5.20%, 4/1/40	500	490
3.75%, 11/15/47	180	137
4.25%, 3/15/49	73	60
5.30%, 4/1/50	377	357
5.60%, 5/22/64	200	192
		10,378
NORTHERN FUNDS QUARTERLY REPORT  38 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Transportation Equipment – 0.0%
Cummins, Inc.,
1.50%, 9/1/30 †	$500	$436
4.88%, 10/1/43	90	84
PACCAR Financial Corp.,
4.00%, 9/26/29	200	199
Westinghouse Air Brake Technologies Corp.,
4.70%, 9/15/28	250	251
		970
Wholesale - Consumer Staples – 0.1%
Archer-Daniels-Midland Co.,
2.50%, 8/11/26	305	300
3.75%, 9/15/47	295	223
Bunge Ltd. Finance Corp.,
3.25%, 8/15/26	615	607
Sysco Corp.,
3.30%, 7/15/26	597	590
3.25%, 7/15/27	523	513
5.38%, 9/21/35	250	253
4.45%, 3/15/48	300	249
		2,735
Wholesale - Discretionary – 0.0%
LKQ Corp.,
5.75%, 6/15/28	200	206
Total Corporate Bonds
(Cost $500,168)		477,675

FOREIGN ISSUER BONDS – 6.1%
Aerospace & Defense – 0.0%
Embraer Netherlands Finance B.V.,
5.98%, 2/11/35	100	103
Asset Management – 0.1%
Brookfield Finance, Inc.,
4.85%, 3/29/29	300	303
4.35%, 4/15/30	500	493
5.68%, 1/15/35	300	308
CI Financial Corp.,
4.10%, 6/15/51 †	100	71
UBS A.G.,
1.25%, 8/7/26	116	112
5.65%, 9/11/28	800	833
		2,120
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.1% continued
Automotive – 0.1%
Honda Motor Co. Ltd.,
2.53%, 3/10/27	$1,000	$970
Magna International, Inc.,
5.50%, 3/21/33	200	205
Mercedes-Benz Finance North America LLC,
8.50%, 1/18/31	175	208
		1,383
Banking – 1.7%
Australia & New Zealand Banking Group Ltd.,
4.62%, 12/16/29	350	356
Banco Bilbao Vizcaya Argentaria S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.70%), 6.14%, 9/14/28 (3)	400	414
Banco Santander S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.00%), 4.18%, 3/24/28 (3)	200	199
3.31%, 6/27/29	1,400	1,344
6.94%, 11/7/33	400	452
Bank of Montreal,
2.65%, 3/8/27	1,000	976
(Variable, U.S. SOFR + 1.25%), 4.64%, 9/10/30 (3) †	300	302
Bank of Nova Scotia (The),
5.65%, 2/1/34	500	525
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.05%), 2.28%, 11/24/27 (3)	528	512
(Variable, U.S. SOFR + 1.74%), 5.69%, 3/12/30 (3)	500	517
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.50%), 7.44%, 11/2/33 (3)	500	567
(Variable, U.S. SOFR + 2.98%), 6.22%, 5/9/34 (3)	1,000	1,061
(Variable, U.S. SOFR + 1.59%), 5.79%, 2/25/36 (3)	300	307
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 3.33%, 11/24/42 (3)	100	74
5.25%, 8/17/45	144	138
FIXED INCOME FUNDS 39 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.1% continued
Banking – 1.7%continued
BPCE S.A.,
3.38%, 12/2/26	$250	$247
Canadian Imperial Bank of Commerce,
3.45%, 4/7/27	500	494
6.09%, 10/3/33 †	300	322
Commonwealth Bank of Australia,
4.58%, 11/27/26	250	252
Cooperatieve Rabobank U.A.,
5.50%, 10/5/26	500	508
5.75%, 12/1/43	250	251
Deutsche Bank A.G.,
(Variable, U.S. SOFR + 3.65%), 7.08%, 2/10/34 (3)	900	959
(Variable, U.S. SOFR + 2.05%), 5.40%, 9/11/35 (3)	300	298
HSBC Holdings PLC,
(Variable, U.S. SOFR + 1.57%), 5.89%, 8/14/27 (3)	600	608
(Variable, U.S. SOFR + 1.10%), 2.25%, 11/22/27 (3)	1	1
(Variable, CME Term SOFR 3M + 1.81%), 4.04%, 3/13/28 (3)	200	198
(Variable, U.S. SOFR + 1.73%), 2.01%, 9/22/28 (3)	400	379
(Variable, U.S. SOFR + 1.04%), 5.13%, 11/19/28 (3)	1,500	1,519
(Variable, U.S. SOFR + 1.97%), 6.16%, 3/9/29 (3)	750	780
(Variable, U.S. SOFR + 1.29%), 2.21%, 8/17/29 (3)	150	140
(Variable, U.S. SOFR + 1.46%), 5.55%, 3/4/30 (3)	1,000	1,030
(Variable, U.S. SOFR + 1.29%), 5.13%, 3/3/31 (3)	500	507
(Variable, U.S. SOFR + 1.95%), 2.36%, 8/18/31 (3)	1,300	1,154
(Variable, U.S. SOFR + 1.52%), 5.73%, 5/17/32 (3)	800	832
(Variable, U.S. SOFR + 2.87%), 5.40%, 8/11/33 (3)	500	513
6.80%, 6/1/38	150	163
5.25%, 3/14/44	200	190
ING Groep N.V.,
(Variable, U.S. SOFR + 1.01%), 4.86%, 3/25/29 (3)	700	707
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.1% continued
Banking – 1.7%continued
(Variable, U.S. SOFR + 2.09%), 6.11%, 9/11/34 (3)	$400	$425
(Variable, U.S. SOFR + 1.61%), 5.53%, 3/25/36 (3)	200	204
Lloyds Banking Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.38%), 5.46%, 1/5/28 (3)	500	507
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.85%), 5.09%, 11/26/28 (3)	500	506
4.34%, 1/9/48	500	397
Mitsubishi UFJ Financial Group, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.75%), 1.54%, 7/20/27 (3)	734	712
3.29%, 7/25/27	378	371
3.74%, 3/7/29	1,500	1,472
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.53%), 5.48%, 2/22/31 (3)	1,000	1,036
Mitsubshi UFJ Financial Group, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.27%), 5.62%, 4/24/36 (3)	200	206
Mizuho Financial Group, Inc.,
(Variable, CME Term SOFR 3M + 1.33%), 2.59%, 5/25/31 (3)	1,000	909
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.80%), 5.75%, 5/27/34 (3)	500	520
National Australia Bank Ltd.,
4.90%, 1/14/30	500	514
National Bank of Canada,
(Variable, U.S. SOFR + 0.00%), 5.60%, 7/2/27 (3)	300	303
NatWest Group PLC,
(Variable, ICE LIBOR USD 3M + 1.75%), 4.89%, 5/18/29 (3)	1,000	1,010
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%), 5.78%, 3/1/35 (3)	300	311
Royal Bank of Canada,
(Variable, U.S. SOFR Compounded Index + 0.86%), 4.52%, 10/18/28 (3)	1,000	1,004
3.88%, 5/4/32	600	574
NORTHERN FUNDS QUARTERLY REPORT  40 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.1% continued
Banking – 1.7%continued
5.15%, 2/1/34	$200	$205
Santander UK Group Holdings PLC,
(Variable, U.S. SOFR + 2.60%), 6.53%, 1/10/29 (3)	700	731
Standard Chartered Bank,
4.85%, 12/3/27	250	254
Sumitomo Mitsui Financial Group, Inc.,
3.54%, 1/17/28	1,250	1,228
2.13%, 7/8/30	400	357
5.78%, 7/13/33	800	841
5.81%, 9/14/33 †	500	531
Toronto-Dominion Bank (The),
1.95%, 1/12/27	2,052	1,984
4.46%, 6/8/32	400	393
UBS A.G.,
7.50%, 2/15/28	250	270
Westpac Banking Corp.,
3.35%, 3/8/27	500	494
5.46%, 11/18/27	500	516
1.95%, 11/20/28	308	287
5.05%, 4/16/29	500	516
6.82%, 11/17/33	300	330
		39,714
Beverages – 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
4.90%, 2/1/46	1,500	1,375
Anheuser-Busch InBev Worldwide, Inc.,
3.50%, 6/1/30	1,300	1,254
8.00%, 11/15/39	310	392
4.95%, 1/15/42	190	179
4.50%, 6/1/50	200	178
Coca-Cola Femsa S.A.B. de C.V.,
1.85%, 9/1/32	200	164
Diageo Capital PLC,
5.63%, 10/5/33	500	525
Diageo Investment Corp.,
5.13%, 8/15/30	200	206
5.63%, 4/15/35	300	314
		4,587
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.1% continued
Biotechnology & Pharmaceuticals – 0.1%
AstraZeneca PLC,
3.13%, 6/12/27	$31	$30
1.38%, 8/6/30	731	635
6.45%, 9/15/37	450	505
4.00%, 9/18/42	250	212
GlaxoSmithKline Capital, Inc.,
3.88%, 5/15/28	300	299
5.38%, 4/15/34	150	157
6.38%, 5/15/38	274	304
Takeda Pharmaceutical Co. Ltd.,
3.03%, 7/9/40	500	374
3.18%, 7/9/50	204	134
		2,650
Cable & Satellite – 0.0%
Grupo Televisa S.A.B.,
6.63%, 1/15/40	300	281
Chemicals – 0.0%
Nutrien Ltd.,
4.13%, 3/15/35	23	21
5.88%, 12/1/36	27	28
5.63%, 12/1/40	150	148
6.13%, 1/15/41	200	205
5.80%, 3/27/53	200	198
		600
Commercial Support Services – 0.0%
RELX Capital, Inc.,
4.75%, 3/27/30	300	304
Thomson Reuters Corp.,
5.50%, 8/15/35	150	149
		453
Containers & Packaging – 0.0%
Smurfit Kappa Treasury ULC,
5.78%, 4/3/54	200	197
E-Commerce Discretionary – 0.1%
Alibaba Group Holding Ltd.,
5.25%, 5/26/35 (2)	200	202
4.40%, 12/6/57	600	480
JD.com, Inc.,
3.38%, 1/14/30	300	287
		969
FIXED INCOME FUNDS 41 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.1% continued
Electric Utilities – 0.0%
Emera U.S. Finance L.P.,
2.64%, 6/15/31	$300	$263
Enel Americas S.A.,
4.00%, 10/25/26	200	199
National Grid PLC,
5.60%, 6/12/28	150	155
		617
Electrical Equipment – 0.0%
ABB Finance U.S.A., Inc.,
3.80%, 4/3/28	200	200
Tyco Electronics Group S.A.,
7.13%, 10/1/37	50	57
		257
Energy – 0.0%
South Bow U.S.A. Infrastructure Holdings LLC,
5.03%, 10/1/29(2)	400	401
Forestry, Paper & Wood Products – 0.0%
Suzano Austria GmbH,
3.13%, 1/15/32	400	352
Governmental Banks – 0.4%
Export Development Canada,
3.88%, 2/14/28	500	501
4.13%, 2/13/29	1,000	1,011
Export-Import Bank of Korea,
2.50%, 6/29/41	500	354
Japan Bank for International Cooperation,
2.75%, 11/16/27	1,373	1,336
4.63%, 7/19/28	200	204
3.50%, 10/31/28	301	297
1.88%, 4/15/31	500	443
Korea Development Bank (The),
4.88%, 2/3/30	200	206
4.38%, 2/15/33	800	788
Kreditanstalt fuer Wiederaufbau,
2.88%, 4/3/28	1,215	1,189
4.38%, 2/28/34	1,500	1,516
0.00%, 4/18/36 (9)	500	311
Landwirtschaftliche Rentenbank,
3.88%, 6/14/28	500	502
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.1% continued
Governmental Banks – 0.4%continued
Oesterreichische Kontrollbank A.G.,
4.25%, 3/1/28	$500	$506
		9,164
Household Products – 0.1%
Unilever Capital Corp.,
2.00%, 7/28/26	674	659
2.90%, 5/5/27	326	320
5.90%, 11/15/32	125	136
4.63%, 8/12/34	100	99
		1,214
Industrial Support Services – 0.0%
Triton Container International Ltd./TAL International Container Corp.,
3.25%, 3/15/32	200	173
Institutional Financial Services – 0.1%
Marex Group PLC,
6.40%, 11/4/29	50	51
Nomura Holdings, Inc.,
5.39%, 7/6/27	1,200	1,222
6.07%, 7/12/28	500	522
		1,795
Insurance – 0.0%
Fairfax Financial Holdings Ltd.,
6.35%, 3/22/54	200	202
Manulife Financial Corp.,
3.70%, 3/16/32	300	284
RenaissanceRe Holdings Ltd.,
5.75%, 6/5/33	200	206
XL Group Ltd.,
5.25%, 12/15/43	50	48
		740
Internet Media & Services – 0.0%
Baidu, Inc.,
2.38%, 8/23/31	300	267
Weibo Corp.,
3.38%, 7/8/30	200	186
		453
Leisure Facilities & Services – 0.0%
Sands China Ltd.,
2.30%, 3/8/27	700	672
NORTHERN FUNDS QUARTERLY REPORT  42 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.1% continued
Machinery – 0.0%
nVent Finance S.a.r.l.,
5.65%, 5/15/33	$200	$204
Medical Equipment & Devices – 0.0%
Koninklijke Philips N.V.,
6.88%, 3/11/38	225	246
5.00%, 3/15/42	100	90
		336
Metals & Mining – 0.1%
AngloGold Ashanti Holdings PLC,
3.75%, 10/1/30	200	187
Barrick North America Finance LLC,
5.70%, 5/30/41	300	301
BHP Billiton Finance U.S.A. Ltd.,
4.13%, 2/24/42	200	172
5.50%, 9/8/53	300	297
Kinross Gold Corp.,
6.25%, 7/15/33	100	107
Rio Tinto Alcan, Inc.,
6.13%, 12/15/33	100	109
5.75%, 6/1/35	100	106
Rio Tinto Finance U.S.A. PLC,
4.75%, 3/22/42	150	136
4.13%, 8/21/42	300	253
5.88%, 3/14/65	300	301
Southern Copper Corp.,
7.50%, 7/27/35	300	344
6.75%, 4/16/40	90	97
Vale Overseas Ltd.,
6.13%, 6/12/33	600	628
		3,038
Oil & Gas Supply Chain – 0.3%
Canadian Natural Resources Ltd.,
3.85%, 6/1/27	395	391
7.20%, 1/15/32	15	16
6.45%, 6/30/33	135	144
6.75%, 2/1/39	200	214
Cenovus Energy, Inc.,
3.75%, 2/15/52	200	136
Enbridge, Inc.,
6.00%, 11/15/28	400	420
6.20%, 11/15/30	500	535
5.63%, 4/5/34	300	308
3.40%, 8/1/51	300	198
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.1% continued
Oil & Gas Supply Chain – 0.3%continued
5.95%, 4/5/54	$100	$99
Equinor ASA,
3.00%, 4/6/27	52	51
2.38%, 5/22/30 †	870	799
4.25%, 11/23/41	350	309
Suncor Energy, Inc.,
7.15%, 2/1/32	200	221
5.95%, 12/1/34	50	52
6.80%, 5/15/38	130	140
3.75%, 3/4/51	100	70
TotalEnergies Capital International S.A.,
2.83%, 1/10/30	500	474
TotalEnergies Capital S.A.,
5.15%, 4/5/34	400	410
5.28%, 9/10/54	500	468
TransCanada PipeLines Ltd.,
6.10%, 6/1/40	200	207
5.10%, 3/15/49	400	362
Woodside Finance Ltd.,
5.70%, 9/12/54	100	90
		6,114
Regional – 0.2%
Province of Alberta Canada,
4.50%, 1/24/34	500	498
Province of British Columbia Canada,
4.80%, 11/15/28	750	770
4.90%, 4/24/29	500	517
7.25%, 9/1/36	175	211
Province of Manitoba Canada,
4.90%, 5/31/34	500	512
Province of Ontario Canada,
4.20%, 1/18/29	1,000	1,010
1.13%, 10/7/30	426	367
2.13%, 1/21/32	60	53
5.05%, 4/24/34	500	519
Province of Quebec Canada,
7.50%, 9/15/29	375	425
4.50%, 9/8/33	500	501
		5,383
Retail - Consumer Staples – 0.0%
Koninklijke Ahold Delhaize N.V.,
5.70%, 10/1/40	116	119
FIXED INCOME FUNDS 43 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.1% continued
Semiconductors – 0.1%
NXP B.V./NXP Funding LLC/NXP U.S.A., Inc.,
3.40%, 5/1/30	$1,000	$947
TSMC Arizona Corp.,
3.13%, 10/25/41	500	387
		1,334
Sovereign Agencies – 0.0%
Japan International Cooperation Agency,
4.00%, 5/23/28	400	400
Sovereign Government – 1.0%
Canada Government International Bond,
4.63%, 4/30/29	1,200	1,236
Chile Government International Bond,
2.75%, 1/31/27	1,000	973
5.65%, 1/13/37	300	309
3.50%, 1/25/50	210	149
5.33%, 1/5/54 †	500	468
3.10%, 1/22/61	500	302
Indonesia Government International Bond,
3.50%, 1/11/28	500	493
5.35%, 2/11/49	1,000	968
5.65%, 1/11/53	300	297
Israel Government International Bond,
5.38%, 3/12/29	1,000	1,019
5.63%, 2/19/35	500	508
4.50%, 1/30/43	200	165
3.88%, 7/3/50	600	422
Korea International Bond,
2.75%, 1/19/27	200	196
3.50%, 9/20/28 †	500	492
Mexico Government International Bond,
5.40%, 2/9/28	1,000	1,021
3.25%, 4/16/30	742	682
4.88%, 5/19/33	258	243
3.50%, 2/12/34 (10)	—	—
6.35%, 2/9/35	500	511
4.75%, 3/8/44	1,000	786
5.55%, 1/21/45 †	500	447
4.60%, 1/23/46	500	377
4.35%, 1/15/47	500	360
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.1% continued
Sovereign Government – 1.0%continued
4.40%, 2/12/52	$700	$490
6.34%, 5/4/53	500	458
Panama Government International Bond,
3.88%, 3/17/28	565	546
3.16%, 1/23/30	33	30
2.25%, 9/29/32	102	78
6.88%, 1/31/36	500	497
4.50%, 5/15/47	250	172
4.50%, 4/1/56 †	1,000	647
Peruvian Government International Bond,
6.55%, 3/14/37	500	542
3.30%, 3/11/41	500	370
5.63%, 11/18/50	600	569
Philippine Government International Bond,
4.38%, 3/5/30	700	700
7.75%, 1/14/31	500	581
6.38%, 10/23/34	500	549
5.00%, 1/13/37	500	497
3.70%, 2/2/42	500	400
Republic of Italy Government International Bond,
2.88%, 10/17/29	1,200	1,125
5.38%, 6/15/33	175	183
Republic of Poland Government International Bond,
5.38%, 2/12/35	400	407
5.50%, 4/4/53	500	466
5.50%, 3/18/54	200	185
Uruguay Government International Bond,
7.63%, 3/21/36	250	298
5.10%, 6/18/50	750	692
		22,906
Specialty Finance – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.88%, 1/23/28	123	122
5.75%, 6/6/28	300	310
3.30%, 1/30/32 †	1,000	906
5.30%, 1/19/34	200	201
NORTHERN FUNDS QUARTERLY REPORT  44 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.1% continued
Specialty Finance – 0.1%continued
ORIX Corp.,
5.00%, 9/13/27 †	$300	$304
		1,843
Steel – 0.0%
ArcelorMittal S.A.,
6.80%, 11/29/32	500	550
Supranationals – 0.9%
African Development Bank,
4.38%, 3/14/28	1,000	1,016
Asian Development Bank,
2.50%, 11/2/27	500	486
4.50%, 8/25/28	700	715
4.00%, 1/12/33	2,000	1,989
Asian Infrastructure Investment Bank (The),
4.13%, 1/18/29	1,000	1,011
Council of Europe Development Bank,
4.13%, 1/24/29	500	505
European Bank for Reconstruction & Development,
4.38%, 3/9/28	1,000	1,015
European Investment Bank,
3.88%, 3/15/28	1,000	1,004
3.88%, 6/15/28	500	502
4.00%, 2/15/29	1,000	1,008
3.75%, 11/15/29	500	499
4.38%, 10/10/31	300	306
3.75%, 2/14/33	1,900	1,861
4.88%, 2/15/36	200	209
Inter-American Development Bank,
1.13%, 7/20/28	197	182
3.13%, 9/18/28	1,000	980
1.13%, 1/13/31	1,000	862
3.50%, 4/12/33	300	287
3.88%, 10/28/41	200	177
International Bank for Reconstruction & Development,
4.00%, 7/25/30	500	503
2.50%, 3/29/32	1,000	909
3.88%, 8/28/34	500	486
4.70%, 11/8/34	500	501
4.75%, 2/15/35	25	26
5.06%, 2/28/39	1,000	1,010
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.1% continued
Supranationals – 0.9%continued
International Finance Corp.,
4.25%, 7/2/29	$1,000	$1,017
Nordic Investment Bank,
4.38%, 3/14/28	700	711
		19,777
Telecommunications – 0.3%
America Movil S.A.B. de C.V.,
6.13%, 11/15/37	505	536
Bell Telephone Co. of Canada or Bell Canada,
4.46%, 4/1/48	400	322
British Telecommunications PLC,
5.13%, 12/4/28	200	205
9.63%, 12/15/30	100	123
Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	400	472
Orange S.A.,
9.00%, 3/1/31	610	741
Rogers Communications, Inc.,
4.50%, 3/15/42	400	341
4.50%, 3/15/43	45	38
5.45%, 10/1/43	49	46
5.00%, 3/15/44	81	72
4.55%, 3/15/52	500	407
Telefonica Emisiones S.A.,
4.10%, 3/8/27	469	467
5.21%, 3/8/47	570	504
TELUS Corp.,
3.40%, 5/13/32	400	365
Vodafone Group PLC,
7.88%, 2/15/30	2	2
6.15%, 2/27/37	59	63
4.88%, 6/19/49	500	430
5.63%, 2/10/53	400	377
		5,511
Tobacco & Cannabis – 0.1%
BAT Capital Corp.,
4.91%, 4/2/30	400	405
5.83%, 2/20/31	400	421
7.08%, 8/2/53	100	111
Reynolds American, Inc.,
7.25%, 6/15/37	250	280
FIXED INCOME FUNDS 45 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.1% continued
Tobacco & Cannabis – 0.1%continued
6.15%, 9/15/43	$65	$66
5.85%, 8/15/45	795	767
		2,050
Transportation & Logistics – 0.1%
Canadian National Railway Co.,
6.90%, 7/15/28	25	27
6.25%, 8/1/34	15	17
6.20%, 6/1/36	40	44
6.38%, 11/15/37	20	22
4.40%, 8/5/52	300	254
Canadian Pacific Railway Co.,
5.95%, 5/15/37	710	754
4.95%, 8/15/45	100	91
		1,209
Total Foreign Issuer Bonds
(Cost $143,328)		139,669

U.S. GOVERNMENT AGENCIES – 25.7% (11)
Fannie Mae – 12.0%
1.88%, 9/24/26	1,000	975
7.13%, 1/15/30	1,175	1,336
0.88%, 8/5/30	600	518
6.63%, 11/15/30	200	226
5.63%, 7/15/37	250	274
Fannie Mae-Aces, Series 2017-M11, Class A2,
2.98%, 8/25/29	106	102
Fannie Mae-Aces, Series 2017-M14, Class A2,
2.90%, 11/25/27(1)	182	177
Fannie Mae-Aces, Series 2017-M4, Class A2,
2.64%, 12/25/26(1)	96	94
Fannie Mae-Aces, Series 2017-M8, Class A2,
3.06%, 5/25/27	209	205
Fannie Mae-Aces, Series 2018-M1, Class A2,
3.09%, 12/25/27(1)	159	155
Fannie Mae-Aces, Series 2018-M10, Class A2,
3.47%, 7/25/28(1)	194	190
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Fannie Mae – 12.0%continued
Fannie Mae-Aces, Series 2018-M12, Class A2,
3.75%, 8/25/30(1)	$110	$107
Fannie Mae-Aces, Series 2018-M13, Class A2,
3.87%, 9/25/30(1)	147	144
Fannie Mae-Aces, Series 2018-M2, Class A2,
3.00%, 1/25/28(1)	109	106
Fannie Mae-Aces, Series 2018-M4, Class A2,
3.16%, 3/25/28(1)	71	69
Fannie Mae-Aces, Series 2018-M8, Class A2,
3.41%, 6/25/28(1)	90	88
Fannie Mae-Aces, Series 2019-M18, Class A2,
2.47%, 8/25/29	91	86
Fannie Mae-Aces, Series 2019-M4, Class A2,
3.61%, 2/25/31	132	128
Fannie Mae-Aces, Series 2019-M7, Class A2,
3.14%, 4/25/29	155	149
Fannie Mae-Aces, Series 2019-M9, Class A2,
2.94%, 6/25/29	130	125
Fannie Mae-Aces, Series 2020-M42, Class A2,
1.27%, 7/25/30	200	174
Fannie Mae-Aces, Series 2020-M46, Class A2,
1.32%, 5/25/30	490	434
Fannie Mae-Aces, Series 2020-M52, Class A2,
1.36%, 10/25/30(1)	350	303
Fannie Mae-Aces, Series 2020-M53, Class A2,
1.75%, 11/25/32(1)	200	167
Fannie Mae-Aces, Series 2021-M11, Class A2,
1.51%, 3/25/31(1)	200	171
Fannie Mae-Aces, Series 2022-M1, Class A2,
1.72%, 10/25/31(1)	200	170
NORTHERN FUNDS QUARTERLY REPORT  46 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Fannie Mae – 12.0%continued
Fannie Mae-Aces, Series 2022-M10, Class A2,
1.99%, 1/25/32(1)	$250	$216
Fannie Mae-Aces, Series 2023-M1S, Class A2,
4.65%, 4/25/33(1)	350	350
Fannie Mae-Aces, Series 2023-M6, Class A2,
4.19%, 7/25/28(1) (10)	—	—
Fannie Mae-Aces, Series 2025-M1, Class A2,
4.70%, 1/25/35	150	150
Pool #256925,
6.00%, 10/1/37	4	4
Pool #256959,
6.00%, 11/1/37	27	28
Pool #257042,
6.50%, 1/1/38	59	63
Pool #257237,
4.50%, 6/1/28	4	4
Pool #707791,
5.00%, 6/1/33	25	25
Pool #725425,
5.50%, 4/1/34	11	12
Pool #730811,
4.50%, 8/1/33	14	14
Pool #735222,
5.00%, 2/1/35	7	7
Pool #735358,
5.50%, 2/1/35	28	29
Pool #735502,
6.00%, 4/1/35	4	4
Pool #737853,
5.00%, 9/1/33	62	62
Pool #745336,
5.00%, 3/1/36	139	141
Pool #745418,
5.50%, 4/1/36	10	10
Pool #745754,
5.00%, 9/1/34	105	107
Pool #745826,
6.00%, 7/1/36	44	46
Pool #747383,
5.50%, 10/1/33	26	26
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Fannie Mae – 12.0%continued
Pool #755632,
5.00%, 4/1/34	$20	$20
Pool #772730,
5.00%, 4/1/34	21	21
Pool #790406,
6.00%, 9/1/34	10	10
Pool #793666,
5.50%, 9/1/34	7	7
Pool #796250,
5.50%, 11/1/34	13	14
Pool #800471,
5.50%, 10/1/34	27	27
Pool #817795,
6.00%, 8/1/36	7	7
Pool #826057,
5.00%, 7/1/35	22	23
Pool #826585,
5.00%, 8/1/35	30	30
Pool #828523,
5.00%, 7/1/35	14	14
Pool #831676,
6.50%, 8/1/36	3	4
Pool #833067,
5.50%, 9/1/35	55	56
Pool #833163,
5.00%, 9/1/35	22	22
Pool #845425,
6.00%, 2/1/36	7	7
Pool #868435,
6.00%, 4/1/36	52	54
Pool #869710,
6.00%, 4/1/36	11	12
Pool #871135,
6.00%, 1/1/37	15	16
Pool #885866,
6.00%, 6/1/36	55	58
Pool #888100,
5.50%, 9/1/36	48	50
Pool #888205,
6.50%, 2/1/37	12	12
Pool #889224,
5.50%, 1/1/37	52	54
FIXED INCOME FUNDS 47 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Fannie Mae – 12.0%continued
Pool #889401,
6.00%, 3/1/38	$25	$26
Pool #889579,
6.00%, 5/1/38	54	56
Pool #889630,
6.50%, 3/1/38	6	6
Pool #889970,
5.00%, 12/1/36	38	39
Pool #890234,
6.00%, 10/1/38	25	26
Pool #890796,
3.50%, 12/1/45	472	440
Pool #893363,
5.00%, 6/1/36	8	8
Pool #893366,
5.00%, 4/1/35	17	17
Pool #898417,
6.00%, 10/1/36	7	7
Pool #899079,
5.00%, 3/1/37	14	14
Pool #902414,
5.50%, 11/1/36	40	41
Pool #906090,
5.50%, 1/1/37	28	29
Pool #918515,
5.00%, 6/1/37	25	26
Pool #923123,
5.00%, 4/1/36	7	7
Pool #923166,
7.50%, 1/1/37	4	4
Pool #928261,
4.50%, 3/1/36	26	26
Pool #928584,
6.50%, 8/1/37	80	83
Pool #928909,
6.00%, 12/1/37(10)	—	—
Pool #928915,
6.00%, 11/1/37	2	2
Pool #930606,
4.00%, 2/1/39	119	115
Pool #932023,
5.00%, 1/1/38	20	20
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Fannie Mae – 12.0%continued
Pool #940623,
5.50%, 8/1/37	$7	$7
Pool #943388,
6.00%, 6/1/37	27	28
Pool #943617,
6.00%, 8/1/37	10	10
Pool #945876,
5.50%, 8/1/37	4	4
Pool #947216,
6.00%, 10/1/37	17	18
Pool #953018,
6.50%, 10/1/37	29	31
Pool #953910,
6.00%, 11/1/37	16	17
Pool #955771,
6.50%, 10/1/37	10	11
Pool #959604,
6.50%, 11/1/37	3	4
Pool #959880,
5.50%, 11/1/37	4	4
Pool #962687,
5.00%, 4/1/38	29	29
Pool #968037,
6.00%, 1/1/38	21	22
Pool #969632,
6.50%, 1/1/38	14	15
Pool #970013,
4.50%, 6/1/38	61	61
Pool #972452,
5.50%, 3/1/38	36	37
Pool #981854,
5.50%, 7/1/38	7	7
Pool #986760,
5.50%, 7/1/38	86	88
Pool #992472,
6.00%, 10/1/38	8	8
Pool #995018,
5.50%, 6/1/38	17	18
Pool #995203,
5.00%, 7/1/35	111	112
Pool #995879,
6.00%, 4/1/39	22	23
NORTHERN FUNDS QUARTERLY REPORT  48 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Fannie Mae – 12.0%continued
Pool #AA0649,
5.00%, 12/1/38	$83	$84
Pool #AA4482,
4.00%, 4/1/39	103	100
Pool #AA8978,
4.50%, 7/1/39	19	19
Pool #AA9357,
4.50%, 8/1/39	93	93
Pool #AB2067,
3.50%, 1/1/41	224	211
Pool #AB2092,
4.00%, 1/1/41	142	137
Pool #AB2693,
4.50%, 4/1/41	139	138
Pool #AB2768,
4.50%, 4/1/41	135	135
Pool #AB3035,
5.00%, 5/1/41	243	246
Pool #AB3246,
5.00%, 7/1/41	53	54
Pool #AB4293,
3.50%, 1/1/42	275	258
Pool #AB6016,
3.50%, 8/1/42	165	154
Pool #AB7076,
3.00%, 11/1/42	815	738
Pool #AB7503,
3.00%, 1/1/43	292	264
Pool #AB7733,
3.00%, 1/1/43	647	585
Pool #AB9019,
3.00%, 4/1/43	341	308
Pool #AB9136,
2.50%, 4/1/43	36	32
Pool #AB9990,
3.00%, 7/1/33	67	65
Pool #AC3263,
4.50%, 9/1/29	27	27
Pool #AC6118,
4.50%, 11/1/39	59	58
Pool #AC8518,
5.00%, 12/1/39	90	91
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Fannie Mae – 12.0%continued
Pool #AD0119,
6.00%, 7/1/38	$73	$77
Pool #AD0639,
6.00%, 12/1/38	25	26
Pool #AD0969,
5.50%, 8/1/37	86	89
Pool #AD5241,
4.50%, 7/1/40	69	69
Pool #AD5525,
5.00%, 6/1/40	101	103
Pool #AD7859,
5.00%, 6/1/40	43	43
Pool #AE0981,
3.50%, 3/1/41	174	164
Pool #AE1807,
4.00%, 10/1/40	269	260
Pool #AE3873,
4.50%, 10/1/40	42	42
Pool #AE5436,
4.50%, 10/1/40	69	69
Pool #AE7758,
3.50%, 11/1/25	2	2
Pool #AH1295,
3.50%, 1/1/26	6	6
Pool #AH3226,
5.00%, 2/1/41	35	35
Pool #AH4158,
4.00%, 1/1/41	50	48
Pool #AH4450,
3.00%, 1/1/26	3	3
Pool #AH5614,
3.50%, 2/1/26	5	5
Pool #AH8854,
4.50%, 4/1/41	63	63
Pool #AI1247,
4.00%, 4/1/26	4	4
Pool #AI3470,
4.50%, 6/1/41	95	94
Pool #AI4361,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.80%, 1.80% Floor, 8.09% Cap), 7.39%, 9/1/41(12)	2	2
FIXED INCOME FUNDS 49 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Fannie Mae – 12.0%continued
Pool #AI4380,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.80%, 1.80% Floor, 7.93% Cap), 6.43%, 11/1/41(12)	$5	$5
Pool #AI5603,
4.50%, 7/1/41	56	55
Pool #AI7743,
4.00%, 8/1/41	54	53
Pool #AI9555,
4.00%, 9/1/41	128	123
Pool #AI9828,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.82%, 1.82% Floor, 7.93% Cap), 6.75%, 11/1/41(12)	3	3
Pool #AJ4093,
3.50%, 10/1/26	4	4
Pool #AJ4408,
4.50%, 10/1/41	56	55
Pool #AJ6086,
3.00%, 12/1/26	12	12
Pool #AJ9218,
4.00%, 2/1/42	215	207
Pool #AJ9326,
3.50%, 1/1/42	457	430
Pool #AJ9355,
3.00%, 1/1/27	28	28
Pool #AK4813,
3.50%, 3/1/42	155	143
Pool #AK4945,
3.50%, 2/1/42	122	114
Pool #AK7766,
2.50%, 3/1/27	40	39
Pool #AK9444,
4.00%, 3/1/42	24	23
Pool #AL0442,
5.50%, 6/1/40	27	28
Pool #AL1849,
6.00%, 2/1/39	104	110
Pool #AL1939,
3.50%, 6/1/42	416	391
Pool #AL2243,
4.00%, 3/1/42	285	275
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Fannie Mae – 12.0%continued
Pool #AL2303,
4.50%, 6/1/26	$1	$1
Pool #AL2397,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.71%, 1.71% Floor, 7.77% Cap), 7.37%, 8/1/42(12)	4	4
Pool #AL3803,
3.00%, 6/1/28	73	72
Pool #AL4462,
2.50%, 6/1/28	97	95
Pool #AL5167,
3.50%, 1/1/34	66	64
Pool #AL5254,
3.00%, 11/1/27	45	44
Pool #AL5377,
4.00%, 6/1/44	935	900
Pool #AL5734,
3.50%, 9/1/29	131	130
Pool #AL5785,
4.00%, 9/1/44	563	539
Pool #AL6488,
3.50%, 8/1/43	215	202
Pool #AL7807,
3.00%, 11/1/30	134	131
Pool #AL8951,
3.00%, 8/1/46	272	242
Pool #AO0752,
3.00%, 4/1/42	176	159
Pool #AO0800,
3.00%, 4/1/27	33	32
Pool #AO4136,
3.50%, 6/1/42	233	219
Pool #AO8629,
3.50%, 7/1/42	88	83
Pool #AP6273,
3.00%, 10/1/42	251	227
Pool #AQ6784,
3.50%, 12/1/42	228	214
Pool #AQ8185,
2.50%, 1/1/28	24	23
Pool #AQ8647,
3.50%, 12/1/42	360	338
NORTHERN FUNDS QUARTERLY REPORT  50 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Fannie Mae – 12.0%continued
Pool #AR1706,
2.50%, 1/1/28	$259	$253
Pool #AR3054,
3.00%, 1/1/28	70	69
Pool #AR3792,
3.00%, 2/1/43	182	164
Pool #AR9188,
2.50%, 3/1/43	59	52
Pool #AR9582,
3.00%, 3/1/43	147	133
Pool #AS0018,
3.00%, 7/1/43	175	158
Pool #AS0275,
3.00%, 8/1/33	83	80
Pool #AS3294,
4.00%, 9/1/44	343	327
Pool #AS3600,
3.00%, 10/1/29	288	282
Pool #AS4085,
4.00%, 12/1/44	159	152
Pool #AS4306,
3.00%, 1/1/45	245	219
Pool #AS5500,
3.00%, 7/1/35	94	89
Pool #AS5666,
4.00%, 8/1/45	227	215
Pool #AS5892,
3.50%, 10/1/45	255	236
Pool #AS6262,
3.50%, 11/1/45	328	303
Pool #AS6398,
3.50%, 12/1/45	286	265
Pool #AS6730,
3.50%, 2/1/46	427	395
Pool #AS7149,
3.00%, 5/1/46	493	441
Pool #AS7157,
3.00%, 5/1/46	189	168
Pool #AS7247,
4.00%, 5/1/46	96	91
Pool #AS7343,
3.00%, 6/1/46	183	163
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Fannie Mae – 12.0%continued
Pool #AS7480,
2.00%, 7/1/31	$44	$41
Pool #AS7580,
3.00%, 7/1/46	219	193
Pool #AS8067,
3.00%, 10/1/46	504	449
Pool #AS8074,
3.00%, 10/1/46	153	136
Pool #AS8178,
3.00%, 10/1/36	52	49
Pool #AS8194,
2.50%, 10/1/31	596	573
Pool #AS8424,
3.00%, 12/1/36	93	88
Pool #AS8699,
4.00%, 1/1/47	555	526
Pool #AS8960,
4.00%, 3/1/47	189	178
Pool #AS9505,
3.00%, 4/1/32	167	162
Pool #AS9615,
4.50%, 5/1/47	117	114
Pool #AT2720,
3.00%, 5/1/43	414	374
Pool #AT3180,
3.00%, 5/1/43	210	190
Pool #AU1657,
2.50%, 7/1/28	60	59
Pool #AU1689,
3.50%, 8/1/43	991	928
Pool #AU3164,
3.00%, 8/1/33	81	78
Pool #AU5919,
3.50%, 9/1/43	318	298
Pool #AV2339,
4.00%, 12/1/43	167	160
Pool #AW8167,
3.50%, 2/1/42	147	138
Pool #AW8595,
3.00%, 8/1/29	59	58
Pool #AX2163,
3.50%, 11/1/44	181	168
FIXED INCOME FUNDS 51 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Fannie Mae – 12.0%continued
Pool #AX4413,
4.00%, 11/1/44	$221	$209
Pool #AX4839,
3.50%, 11/1/44	271	252
Pool #AY3062,
3.00%, 11/1/26	16	16
Pool #AY9555,
3.00%, 5/1/45	251	224
Pool #AZ1449,
3.00%, 7/1/45	197	175
Pool #AZ2936,
3.00%, 9/1/45	133	118
Pool #AZ2947,
4.00%, 9/1/45	260	246
Pool #AZ4775,
3.50%, 10/1/45	176	163
Pool #AZ6684,
3.00%, 2/1/31	223	216
Pool #BA2911,
3.00%, 11/1/30	71	69
Pool #BC0326,
3.50%, 12/1/45	134	124
Pool #BC0822,
3.50%, 4/1/46	1,147	1,061
Pool #BC1510,
3.00%, 8/1/46	164	145
Pool #BC9096,
3.50%, 12/1/46	236	219
Pool #BE3171,
2.50%, 2/1/32	187	180
Pool #BH1130,
3.50%, 4/1/32	104	103
Pool #BH7032,
3.50%, 12/1/47	104	95
Pool #BH7106,
3.50%, 1/1/48	231	211
Pool #BJ0648,
3.50%, 3/1/48	243	223
Pool #BJ9181,
5.00%, 5/1/48	193	193
Pool #BJ9260,
4.00%, 4/1/48	188	177
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Fannie Mae – 12.0%continued
Pool #BJ9977,
4.00%, 5/1/48	$148	$140
Pool #BK0276,
4.00%, 9/1/48	77	72
Pool #BK0920,
4.00%, 7/1/48	317	300
Pool #BK0922,
4.50%, 7/1/48	55	53
Pool #BK3044,
2.50%, 9/1/50	414	348
Pool #BK4740,
4.00%, 8/1/48	97	91
Pool #BK4764,
4.00%, 8/1/48	96	91
Pool #BK4816,
4.00%, 9/1/48	136	128
Pool #BM1787,
4.00%, 9/1/47	106	101
Pool #BM2001,
3.50%, 12/1/46	68	63
Pool #BM3286,
4.50%, 11/1/47	39	38
Pool #BM5288,
3.50%, 1/1/34	97	96
Pool #BM5804,
5.00%, 1/1/49	210	209
Pool #BN1176,
4.50%, 11/1/48	88	86
Pool #BN1628,
4.50%, 11/1/48	61	59
Pool #BN5947,
3.50%, 6/1/49	149	135
Pool #BN6097,
4.00%, 6/1/49	489	460
Pool #BN6683,
3.50%, 6/1/49	215	196
Pool #BN8985,
2.00%, 3/1/51	313	248
Pool #BN9007,
2.00%, 3/1/51	702	561
Pool #BO1012,
3.50%, 8/1/49	84	76
NORTHERN FUNDS QUARTERLY REPORT  52 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Fannie Mae – 12.0%continued
Pool #BO1021,
3.50%, 8/1/49	$106	$96
Pool #BO1169,
3.50%, 7/1/49	72	66
Pool #BO1444,
3.00%, 10/1/49	175	154
Pool #BO1461,
3.00%, 10/1/49	99	87
Pool #BO3181,
2.50%, 10/1/49	382	321
Pool #BO4708,
3.00%, 11/1/49	328	288
Pool #BO8620,
3.00%, 12/1/49	378	331
Pool #BP3454,
2.00%, 5/1/36	381	349
Pool #BP4660,
2.50%, 5/1/50	117	98
Pool #BP6496,
2.00%, 7/1/35	543	499
Pool #BP6626,
2.00%, 8/1/50	766	611
Pool #BP6683,
2.50%, 9/1/50	517	434
Pool #BP7273,
2.50%, 8/1/50	298	250
Pool #BP7585,
2.00%, 9/1/50	2,532	2,020
Pool #BQ0202,
2.50%, 8/1/50	395	332
Pool #BQ1147,
2.50%, 10/1/50	565	476
Pool #BQ1351,
2.50%, 8/1/50	490	413
Pool #BQ4077,
2.00%, 12/1/50	824	653
Pool #BQ5056,
2.00%, 10/1/50	305	245
Pool #BQ5979,
2.00%, 11/1/50	1,294	1,038
Pool #BR1035,
2.00%, 5/1/51	5,149	4,084
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Fannie Mae – 12.0%continued
Pool #BR4450,
1.50%, 2/1/36	$523	$466
Pool #BR6042,
2.00%, 2/1/51	1,817	1,445
Pool #BR9755,
2.00%, 4/1/51	1,249	1,008
Pool #BR9761,
2.00%, 4/1/51	916	727
Pool #BT1034,
2.00%, 7/1/51	1,769	1,409
Pool #BT2034,
2.50%, 3/1/42	756	669
Pool #BT4528,
2.50%, 9/1/51	8,225	6,974
Pool #BT8308,
4.50%, 8/1/52	746	715
Pool #BT9031,
2.00%, 8/1/41	740	638
Pool #BU0066,
2.50%, 10/1/51	865	726
Pool #BU4046,
5.00%, 7/1/53	885	871
Pool #BX1915,
6.00%, 1/1/53	681	698
Pool #BX6021,
5.00%, 2/1/53	327	322
Pool #BY0545,
5.00%, 5/1/53	2,019	1,984
Pool #BY4424,
5.50%, 7/1/53	803	804
Pool #CA0110,
3.50%, 8/1/47	200	184
Pool #CA0619,
4.00%, 10/1/47	59	56
Pool #CA0620,
4.00%, 10/1/47	748	708
Pool #CA0656,
3.50%, 11/1/47	572	525
Pool #CA0859,
3.50%, 12/1/47	411	376
Pool #CA0917,
3.50%, 12/1/47	363	333
FIXED INCOME FUNDS 53 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Fannie Mae – 12.0%continued
Pool #CA1370,
4.00%, 3/1/48	$193	$183
Pool #CA1378,
4.00%, 3/1/48	157	149
Pool #CA1564,
4.50%, 4/1/48	68	66
Pool #CA1711,
4.50%, 5/1/48	199	193
Pool #CA1902,
4.50%, 6/1/48	192	187
Pool #CA1909,
4.50%, 6/1/48	103	100
Pool #CA1951,
4.00%, 7/1/48	104	98
Pool #CA1952,
4.50%, 6/1/48	45	44
Pool #CA2056,
4.50%, 7/1/48	61	60
Pool #CA2208,
4.50%, 8/1/48	61	59
Pool #CA2256,
3.50%, 8/1/33	89	87
Pool #CA2366,
3.50%, 9/1/48	66	60
Pool #CA2375,
4.00%, 9/1/48	287	272
Pool #CA2559,
4.00%, 11/1/33	99	99
Pool #CA2729,
4.50%, 11/1/48	244	237
Pool #CA3640,
4.00%, 6/1/49	256	241
Pool #CA4029,
4.00%, 8/1/49	693	652
Pool #CA4143,
3.00%, 9/1/49	2,172	1,908
Pool #CA4420,
3.00%, 10/1/49	326	287
Pool #CA4792,
3.00%, 12/1/49	196	171
Pool #CA5020,
3.50%, 1/1/50	358	326
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Fannie Mae – 12.0%continued
Pool #CA5452,
3.00%, 3/1/50	$619	$542
Pool #CA5508,
3.00%, 4/1/50	775	674
Pool #CA5700,
2.50%, 5/1/50	3,336	2,813
Pool #CA6072,
2.50%, 6/1/50	321	269
Pool #CA6074,
2.50%, 6/1/50	445	373
Pool #CA6144,
2.50%, 6/1/50	508	426
Pool #CA6290,
3.00%, 7/1/50	378	331
Pool #CA6305,
2.50%, 7/1/50	875	733
Pool #CA6339,
2.50%, 7/1/50	912	765
Pool #CA6346,
2.50%, 7/1/50	518	435
Pool #CA6563,
2.50%, 8/1/35	403	378
Pool #CA6601,
2.50%, 8/1/50	378	317
Pool #CA6951,
2.50%, 9/1/50	356	299
Pool #CA6962,
2.50%, 9/1/50	525	442
Pool #CA7216,
2.00%, 10/1/50	2,258	1,805
Pool #CA7232,
2.50%, 10/1/50	1,004	841
Pool #CA7596,
2.00%, 11/1/50	388	307
Pool #CA7600,
2.50%, 11/1/50	1,054	882
Pool #CA7697,
1.50%, 11/1/50	1,315	994
Pool #CA7736,
2.50%, 11/1/50	1,048	878
Pool #CA8043,
2.50%, 12/1/50	630	530
NORTHERN FUNDS QUARTERLY REPORT  54 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Fannie Mae – 12.0%continued
Pool #CA9143,
2.00%, 2/1/36	$695	$639
Pool #CA9355,
2.00%, 3/1/41	412	355
Pool #CA9418,
1.50%, 3/1/36	116	103
Pool #CB0113,
2.00%, 4/1/41	630	543
Pool #CB0325,
2.00%, 4/1/51	1,476	1,175
Pool #CB1903,
2.50%, 10/1/51	1,421	1,197
Pool #CB2049,
2.50%, 11/1/51	1,590	1,319
Pool #CB2079,
2.00%, 11/1/51	3,662	2,929
Pool #CB3597,
3.50%, 5/1/52	1,409	1,269
Pool #CB3705,
3.00%, 5/1/37	209	200
Pool #CB4377,
4.00%, 8/1/52	492	459
Pool #CB5094,
6.50%, 11/1/52	1,138	1,196
Pool #CB6031,
5.00%, 4/1/53	84	83
Pool #CB6034,
6.50%, 4/1/53	261	272
Pool #CB6750,
5.50%, 7/1/53	958	963
Pool #CB6755,
6.00%, 7/1/53	813	832
Pool #CB6933,
6.50%, 8/1/53	245	256
Pool #CB7120,
6.00%, 9/1/53	340	348
Pool #CB7123,
6.00%, 9/1/53	322	330
Pool #CB7444,
6.50%, 11/1/53	807	843
Pool #CB8484,
5.50%, 5/1/54	666	668
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Fannie Mae – 12.0%continued
Pool #CB8821,
6.00%, 7/1/54	$903	$923
Pool #CB9323,
5.50%, 10/1/54	960	969
Pool #CB9506,
6.00%, 11/1/54	1,027	1,053
Pool #CC0260,
6.00%, 4/1/55	592	608
Pool #DA0508,
6.00%, 10/1/53	274	279
Pool #FA0386,
5.00%, 12/1/54	980	965
Pool #FA0684,
6.00%, 2/1/55	1,888	1,919
Pool #FA1595,
5.50%, 5/1/55	989	999
Pool #FM1496,
3.50%, 9/1/49	1,071	976
Pool #FM1708,
3.00%, 12/1/45	207	187
Pool #FM1742,
3.00%, 10/1/49	204	180
Pool #FM1938,
4.50%, 9/1/49	343	334
Pool #FM2305,
3.50%, 2/1/50	536	488
Pool #FM2715,
3.00%, 3/1/50	136	120
Pool #FM2778,
3.00%, 3/1/50	885	777
Pool #FM2963,
3.00%, 2/1/50	737	651
Pool #FM3125,
3.50%, 3/1/50	743	674
Pool #FM3225,
3.00%, 5/1/50	495	436
Pool #FM3610,
4.00%, 6/1/50	281	263
Pool #FM3747,
2.50%, 8/1/50	813	683
Pool #FM4055,
2.50%, 8/1/50	5,662	4,775
FIXED INCOME FUNDS 55 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Fannie Mae – 12.0%continued
Pool #FM4149,
3.00%, 9/1/50	$2,476	$2,174
Pool #FM4193,
2.50%, 9/1/50	574	484
Pool #FM4476,
2.00%, 10/1/50	1,499	1,203
Pool #FM4544,
2.00%, 10/1/50	790	631
Pool #FM4598,
2.00%, 11/1/40	177	155
Pool #FM4734,
2.00%, 11/1/35	927	852
Pool #FM4799,
2.00%, 11/1/50	667	535
Pool #FM4868,
2.00%, 11/1/50	1,118	899
Pool #FM4951,
1.50%, 11/1/35	426	381
Pool #FM5087,
2.00%, 12/1/50	469	376
Pool #FM5210,
2.00%, 12/1/50	671	546
Pool #FM5534,
2.00%, 1/1/41	263	227
Pool #FM5570,
2.00%, 1/1/36	527	486
Pool #FM5849,
2.00%, 12/1/50	879	696
Pool #FM6055,
2.00%, 2/1/51	1,721	1,380
Pool #FM6099,
2.00%, 2/1/51	1,736	1,375
Pool #FM6338,
2.00%, 2/1/51	1,076	863
Pool #FM6496,
2.00%, 2/1/51	486	392
Pool #FM6550,
2.00%, 3/1/51	343	276
Pool #FM6943,
2.00%, 4/1/51	1,159	933
Pool #FM6964,
2.00%, 5/1/51	920	742
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Fannie Mae – 12.0%continued
Pool #FM6991,
2.00%, 4/1/51	$1,411	$1,134
Pool #FM7078,
2.00%, 4/1/51	1,089	880
Pool #FM7080,
2.00%, 4/1/51	556	449
Pool #FM7411,
2.00%, 5/1/51	2,905	2,301
Pool #FM7429,
1.50%, 5/1/36	182	163
Pool #FM7622,
2.00%, 5/1/51	731	589
Pool #FM8146,
2.00%, 7/1/36	1,207	1,110
Pool #FM8848,
2.50%, 9/1/41	707	632
Pool #FS0153,
2.00%, 12/1/36	327	301
Pool #FS1096,
2.00%, 1/1/51	1,255	1,002
Pool #FS2039,
2.00%, 2/1/51	813	648
Pool #FS2442,
4.00%, 7/1/52	740	693
Pool #FS2815,
4.00%, 9/1/52	388	364
Pool #FS3086,
5.50%, 10/1/52	1,478	1,491
Pool #FS3402,
5.00%, 11/1/52	314	310
Pool #FS3421,
5.00%, 12/1/52	333	329
Pool #FS3452,
5.00%, 12/1/52	555	551
Pool #FS3747,
5.50%, 12/1/52	601	603
Pool #FS3762,
5.00%, 12/1/52	465	459
Pool #FS3921,
5.50%, 2/1/53	390	395
Pool #FS4041,
5.50%, 3/1/53	579	581
NORTHERN FUNDS QUARTERLY REPORT  56 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Fannie Mae – 12.0%continued
Pool #FS4047,
3.50%, 12/1/42	$162	$152
Pool #FS4463,
1.50%, 8/1/37	479	425
Pool #FS4485,
6.00%, 5/1/53	552	565
Pool #FS4522,
5.00%, 5/1/53	165	162
Pool #FS4842,
5.50%, 6/1/53	246	248
Pool #FS4931,
6.00%, 6/1/53	829	846
Pool #FS5115,
5.50%, 6/1/53	442	443
Pool #FS5116,
5.50%, 6/1/53	412	416
Pool #FS5119,
6.00%, 7/1/53	2,477	2,540
Pool #FS5304,
5.50%, 7/1/53	168	169
Pool #FS5396,
5.00%, 7/1/53	1,791	1,772
Pool #FS5436,
5.50%, 8/1/53	277	280
Pool #FS5562,
2.00%, 3/1/52	3,011	2,407
Pool #FS5584,
6.50%, 8/1/53	393	410
Pool #FS5696,
2.00%, 4/1/51	267	213
Pool #FS5709,
5.00%, 8/1/53	770	760
Pool #FS5838,
6.00%, 9/1/53	1,133	1,164
Pool #FS5946,
2.00%, 3/1/37	2,418	2,213
Pool #FS5965,
6.00%, 10/1/53	327	335
Pool #FS6092,
6.00%, 10/1/53	302	308
Pool #FS6315,
6.50%, 11/1/53	390	406
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Fannie Mae – 12.0%continued
Pool #FS6461,
6.00%, 10/1/53	$416	$427
Pool #FS6533,
6.00%, 6/1/53	1,699	1,746
Pool #FS6611,
7.00%, 12/1/53	1,250	1,318
Pool #FS6635,
3.00%, 11/1/53	1,365	1,182
Pool #FS6855,
6.50%, 2/1/54	454	472
Pool #FS7033,
6.00%, 8/1/53	595	607
Pool #FS8129,
5.50%, 5/1/54	539	544
Pool #FS8144,
5.50%, 5/1/54	858	867
Pool #MA0361,
4.00%, 3/1/30	23	23
Pool #MA0711,
3.50%, 4/1/31	47	47
Pool #MA1138,
3.50%, 8/1/32	87	86
Pool #MA1141,
3.00%, 8/1/32	41	40
Pool #MA1200,
3.00%, 10/1/32	241	232
Pool #MA2320,
3.00%, 7/1/35	205	194
Pool #MA2473,
3.50%, 12/1/35	82	80
Pool #MA2512,
4.00%, 1/1/46	110	105
Pool #MA2670,
3.00%, 7/1/46	513	456
Pool #MA2672,
3.00%, 7/1/36	106	101
Pool #MA2705,
3.00%, 8/1/46	373	331
Pool #MA2737,
3.00%, 9/1/46	173	154
Pool #MA2771,
3.00%, 10/1/46	188	167
FIXED INCOME FUNDS 57 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Fannie Mae – 12.0%continued
Pool #MA2775,
2.50%, 10/1/31	$87	$84
Pool #MA2781,
2.50%, 10/1/46	142	121
Pool #MA2804,
3.00%, 11/1/36	209	198
Pool #MA2863,
3.00%, 1/1/47	3,110	2,758
Pool #MA2895,
3.00%, 2/1/47	194	172
Pool #MA3028,
3.50%, 6/1/37	162	156
Pool #MA3057,
3.50%, 7/1/47	291	268
Pool #MA3058,
4.00%, 7/1/47	108	102
Pool #MA3059,
3.50%, 7/1/37	27	26
Pool #MA3073,
4.50%, 7/1/47	219	213
Pool #MA3127,
3.00%, 9/1/37	65	62
Pool #MA3150,
4.50%, 10/1/47	122	119
Pool #MA3181,
3.50%, 11/1/37	43	42
Pool #MA3182,
3.50%, 11/1/47	356	328
Pool #MA3184,
4.50%, 11/1/47	42	41
Pool #MA3185,
3.00%, 11/1/37	72	68
Pool #MA3188,
3.00%, 11/1/32	199	194
Pool #MA3211,
4.00%, 12/1/47	67	64
Pool #MA3239,
4.00%, 1/1/48	290	274
Pool #MA3276,
3.50%, 2/1/48	295	270
Pool #MA3281,
4.00%, 2/1/38	152	149
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Fannie Mae – 12.0%continued
Pool #MA3334,
4.50%, 4/1/48	$219	$213
Pool #MA3385,
4.50%, 6/1/48	74	72
Pool #MA3413,
4.00%, 7/1/38	26	26
Pool #MA3443,
4.00%, 8/1/48	68	65
Pool #MA3444,
4.50%, 8/1/48	64	62
Pool #MA3467,
4.00%, 9/1/48	66	62
Pool #MA3492,
4.00%, 10/1/38	22	22
Pool #MA3547,
3.00%, 12/1/33	116	112
Pool #MA3590,
4.00%, 2/1/39	22	22
Pool #MA3685,
3.00%, 6/1/49	114	100
Pool #MA3692,
3.50%, 7/1/49	87	79
Pool #MA3695,
3.00%, 7/1/34	45	43
Pool #MA3744,
3.00%, 8/1/49	127	111
Pool #MA3765,
2.50%, 9/1/49	271	227
Pool #MA3870,
2.50%, 12/1/49	141	118
Pool #MA3871,
3.00%, 12/1/49	131	115
Pool #MA3896,
2.50%, 1/1/35	715	670
Pool #MA3898,
3.50%, 1/1/35	231	224
Pool #MA3902,
2.50%, 1/1/50	137	115
Pool #MA3934,
3.00%, 2/1/40	83	77
Pool #MA3958,
3.00%, 3/1/40	85	79
NORTHERN FUNDS QUARTERLY REPORT  58 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Fannie Mae – 12.0%continued
Pool #MA4013,
2.50%, 5/1/35	$153	$143
Pool #MA4014,
3.00%, 5/1/35	240	230
Pool #MA4053,
2.50%, 6/1/35	637	596
Pool #MA4072,
2.50%, 7/1/40	191	174
Pool #MA4078,
2.50%, 7/1/50	1,161	974
Pool #MA4094,
2.50%, 8/1/40	213	193
Pool #MA4096,
2.50%, 8/1/50	727	611
Pool #MA4099,
2.50%, 8/1/35	657	615
Pool #MA4100,
2.00%, 8/1/50	1,451	1,149
Pool #MA4119,
2.00%, 9/1/50	1,704	1,356
Pool #MA4122,
1.50%, 9/1/35	232	207
Pool #MA4123,
2.00%, 9/1/35	809	744
Pool #MA4128,
2.00%, 9/1/40	366	320
Pool #MA4153,
2.50%, 10/1/40	106	96
Pool #MA4154,
1.50%, 10/1/35	353	316
Pool #MA4155,
2.00%, 10/1/35	891	819
Pool #MA4181,
1.50%, 11/1/50	2,186	1,646
Pool #MA4232,
2.00%, 1/1/41	315	272
Pool #MA4254,
1.50%, 2/1/51	484	364
Pool #MA4266,
1.50%, 2/1/41	471	391
Pool #MA4278,
1.50%, 3/1/36	1,604	1,429
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Fannie Mae – 12.0%continued
Pool #MA4280,
1.50%, 3/1/51	$841	$633
Pool #MA4305,
2.00%, 4/1/51	2,644	2,104
Pool #MA4310,
1.50%, 4/1/41	283	234
Pool #MA4326,
2.50%, 5/1/51	1,006	838
Pool #MA4333,
2.00%, 5/1/41	748	643
Pool #MA4334,
2.50%, 5/1/41	274	244
Pool #MA4496,
1.50%, 12/1/36	1,734	1,542
Pool #MA4500,
1.50%, 12/1/41	383	316
Pool #MA4692,
2.50%, 8/1/37	145	135
Pool #MA4731,
3.50%, 9/1/52	945	852
Pool #MA4732,
4.00%, 9/1/52	4,516	4,208
Pool #MA4733,
4.50%, 9/1/52	4,908	4,703
Pool #MA4779,
4.00%, 10/1/42	153	148
Pool #MA4805,
4.50%, 11/1/52	2,272	2,178
Pool #MA4823,
4.50%, 10/1/37	182	181
Pool #MA4915,
5.00%, 2/1/38	153	154
Pool #MA4991,
5.50%, 4/1/38	93	95
Pool #MA5039,
5.50%, 6/1/53	661	662
Pool #MA5042,
4.50%, 6/1/38	71	71
Pool #MA5060,
5.00%, 6/1/43	73	73
Pool #MA5088,
6.00%, 7/1/38	118	122
FIXED INCOME FUNDS 59 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Fannie Mae – 12.0%continued
Pool #MA5330,
5.50%, 4/1/39	$70	$72
Pool #MA5353,
5.50%, 5/1/54	7,069	7,071
Pool #MA5389,
6.00%, 6/1/54	1,087	1,106
Pool #MA5557,
4.50%, 12/1/39	184	183
Pool #MA5559,
5.50%, 12/1/39	257	262
Pool #MA5590,
5.00%, 1/1/40	454	457
Pool #MA5596,
4.50%, 1/1/45	96	94
Pool #MA5597,
5.00%, 1/1/45	191	191
Pool #MB0301,
5.00%, 2/1/55	1,959	1,923
Pool TBA,
7/1/40(13)	500	444
7/1/40(13)	1,200	1,096
7/1/40(13)	700	653
7/1/40(13)	500	477
7/1/52(13)	6,500	5,144
7/1/52(13)	5,500	4,559
7/1/52(13)	1,400	1,302
7/1/53(13)	3,000	2,595
7/1/53(13)	1,700	1,530
7/1/53(13)	2,100	2,008
7/1/53(13)	1,800	1,764
7/1/53(13)	6,300	6,299
7/1/53(13)	6,800	6,910
7/1/53(13)	4,700	4,853
7/1/55(13)	300	225
7/1/55(13)	1,500	1,579
		277,177
Federal Farm Credit Bank – 0.2%
Federal Farm Credit Banks Funding Corp.,
3.38%, 9/15/27	1,475	1,459
4.58%, 9/20/27	2,000	2,000
		3,459
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Federal Home Loan Bank – 0.2%
1.10%, 8/20/26	$2,000	$1,935
4.63%, 9/11/26	1,325	1,336
4.13%, 9/10/27	875	880
3.25%, 11/16/28	1,000	987
5.50%, 7/15/36	500	545
		5,683
Freddie Mac – 7.5%
Federal Home Loan Mortgage Corp.,
6.75%, 3/15/31	700	801
Freddie Mac Multifamily Structured Pass Through Certificates, Series K065, Class A2,
3.24%, 4/25/27	350	344
Freddie Mac Multifamily Structured Pass Through Certificates, Series K067, Class A2,
3.19%, 7/25/27	250	246
Freddie Mac Multifamily Structured Pass Through Certificates, Series K068, Class A2,
3.24%, 8/25/27	150	147
Freddie Mac Multifamily Structured Pass Through Certificates, Series K069, Class A2,
3.19%, 9/25/27	147	144
Freddie Mac Multifamily Structured Pass Through Certificates, Series K072, Class A2,
3.44%, 12/25/27	150	148
Freddie Mac Multifamily Structured Pass Through Certificates, Series K074, Class A2,
3.60%, 1/25/28	150	148
Freddie Mac Multifamily Structured Pass Through Certificates, Series K075, Class A2,
3.65%, 2/25/28	150	148
Freddie Mac Multifamily Structured Pass Through Certificates, Series K076, Class A2,
3.90%, 4/25/28	150	149
Freddie Mac Multifamily Structured Pass Through Certificates, Series K077, Class A2,
3.85%, 5/25/28	200	199
NORTHERN FUNDS QUARTERLY REPORT  60 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Freddie Mac – 7.5%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K078, Class A2,
3.85%, 6/25/28	$150	$149
Freddie Mac Multifamily Structured Pass Through Certificates, Series K079, Class A2,
3.93%, 6/25/28	200	199
Freddie Mac Multifamily Structured Pass Through Certificates, Series K080, Class A2,
3.93%, 7/25/28	200	199
Freddie Mac Multifamily Structured Pass Through Certificates, Series K081, Class A2,
3.90%, 8/25/28	200	199
Freddie Mac Multifamily Structured Pass Through Certificates, Series K083, Class A2,
4.05%, 9/25/28	200	200
Freddie Mac Multifamily Structured Pass Through Certificates, Series K086, Class A2,
3.86%, 11/25/28	200	199
Freddie Mac Multifamily Structured Pass Through Certificates, Series K091, Class A2,
3.51%, 3/25/29	150	147
Freddie Mac Multifamily Structured Pass Through Certificates, Series K092, Class A2,
3.30%, 4/25/29	300	292
Freddie Mac Multifamily Structured Pass Through Certificates, Series K093, Class A2,
2.98%, 5/25/29	199	191
Freddie Mac Multifamily Structured Pass Through Certificates, Series K094, Class A2,
2.90%, 6/25/29	300	287
Freddie Mac Multifamily Structured Pass Through Certificates, Series K096, Class A2,
2.52%, 7/25/29	300	283
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Freddie Mac – 7.5%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K102, Class A2,
2.54%, 10/25/29	$250	$235
Freddie Mac Multifamily Structured Pass Through Certificates, Series K104, Class A2,
2.25%, 1/25/30	250	231
Freddie Mac Multifamily Structured Pass Through Certificates, Series K105, Class A2,
1.87%, 1/25/30	200	182
Freddie Mac Multifamily Structured Pass Through Certificates, Series K110, Class A2,
1.48%, 4/25/30	335	298
Freddie Mac Multifamily Structured Pass Through Certificates, Series K111, Class A2,
1.35%, 5/25/30	500	440
Freddie Mac Multifamily Structured Pass Through Certificates, Series K112, Class A2,
1.31%, 5/25/30	500	438
Freddie Mac Multifamily Structured Pass Through Certificates, Series K113, Class A2,
1.34%, 6/25/30	500	439
Freddie Mac Multifamily Structured Pass Through Certificates, Series K117, Class A2,
1.41%, 8/25/30	100	87
Freddie Mac Multifamily Structured Pass Through Certificates, Series K119, Class A2,
1.57%, 9/25/30	250	220
Freddie Mac Multifamily Structured Pass Through Certificates, Series K122, Class A2,
1.52%, 11/25/30	200	174
Freddie Mac Multifamily Structured Pass Through Certificates, Series K129, Class A2,
1.91%, 5/25/31	300	265
FIXED INCOME FUNDS 61 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Freddie Mac – 7.5%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K141, Class A2,
2.25%, 2/25/32	$200	$176
Freddie Mac Multifamily Structured Pass Through Certificates, Series K144, Class A2,
2.45%, 4/25/32	500	445
Freddie Mac Multifamily Structured Pass Through Certificates, Series K147, Class A2,
3.00%, 6/25/32	250	229
Freddie Mac Multifamily Structured Pass Through Certificates, Series K148, Class A2,
3.50%, 7/25/32	300	284
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-151, Class A2,
3.80%, 10/25/32	300	289
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1510, Class A2,
3.72%, 1/25/31	100	97
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1510, Class A3,
3.79%, 1/25/34	100	94
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1511, Class A2,
3.47%, 3/25/31	100	96
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1511, Class A3,
3.54%, 3/25/34	100	93
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class A2,
2.99%, 5/25/31	100	93
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class A3,
3.06%, 4/25/34	100	89
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Freddie Mac – 7.5%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1515, Class A2,
1.94%, 2/25/35	$100	$80
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1517, Class A2,
1.72%, 7/25/35	200	155
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1518, Class A2,
1.86%, 10/25/35	100	78
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1519, Class A2,
2.01%, 12/25/35	150	117
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1520, Class A2,
2.44%, 2/25/36	225	182
Freddie Mac Multifamily Structured Pass Through Certificates, Series K1522, Class A2,
2.36%, 10/25/36	100	79
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-153, Class A2,
3.82%, 12/25/32	500	481
Freddie Mac Multifamily Structured Pass Through Certificates, Series K154, Class A2,
3.42%, 4/25/32	100	97
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-154, Class A2,
4.35%, 1/25/33	200	199
Freddie Mac Multifamily Structured Pass Through Certificates, Series K155, Class A3,
3.75%, 4/25/33	100	95
Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class A2,
3.99%, 5/25/33	100	99
NORTHERN FUNDS QUARTERLY REPORT  62 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Freddie Mac – 7.5%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class A3,
3.99%, 8/25/33	$100	$96
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-158, Class A2,
4.05%, 7/25/33	200	194
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-159, Class A2,
4.50%, 7/25/33	200	200
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-161, Class A2,
4.90%, 10/25/33	100	103
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-164, Class A2,
5.00%, 5/25/34	150	155
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-169, Class A2,
4.66%, 12/25/34	200	201
Freddie Mac Multifamily Structured Pass Through Certificates, Series K508, Class A2,
4.74%, 8/25/28	100	102
Freddie Mac Multifamily Structured Pass Through Certificates, Series K510, Class A2,
5.07%, 10/25/28	500	513
Freddie Mac Multifamily Structured Pass Through Certificates, Series K754, Class A2,
4.94%, 11/25/30	250	258
Freddie Mac Multifamily Structured Pass Through Certificates, Series K755, Class A2,
5.20%, 2/25/31	150	157
Freddie Mac Multifamily Structured Pass Through Certificates, Series K757, Class A2,
4.46%, 8/25/31	100	101
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Freddie Mac – 7.5%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K760, Class A2,
4.55%, 1/25/32	$100	$101
Pool #QA0127,
3.50%, 6/1/49	500	456
Pool #QA1132,
3.50%, 7/1/49	172	157
Pool #QA1263,
3.50%, 7/1/49	181	165
Pool #QA1752,
3.50%, 8/1/49	1,046	953
Pool #QA1883,
4.00%, 8/1/49	293	276
Pool #QA3149,
3.00%, 10/1/49	306	270
Pool #QA4699,
3.00%, 11/1/49	178	156
Pool #QA8043,
3.00%, 3/1/50	1,398	1,229
Pool #QB0211,
2.50%, 6/1/50	442	369
Pool #QB2516,
2.50%, 8/1/50	326	274
Pool #QB2545,
2.00%, 8/1/50	1,857	1,481
Pool #QB2682,
2.50%, 8/1/50	371	311
Pool #QB2966,
2.50%, 9/1/50	115	96
Pool #QB3199,
2.00%, 9/1/50	646	515
Pool #QB4275,
2.00%, 10/1/50	265	211
Pool #QB5128,
2.00%, 10/1/50	955	761
Pool #QB5507,
2.00%, 11/1/50	677	548
Pool #QB6246,
2.00%, 12/1/50	315	254
Pool #QB6448,
2.00%, 12/1/50	1,030	821
Pool #QB8131,
2.00%, 2/1/51	3,223	2,565
FIXED INCOME FUNDS 63 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Freddie Mac – 7.5%continued
Pool #QB8132,
2.00%, 1/1/51	$844	$669
Pool #QB9266,
2.00%, 3/1/51	431	347
Pool #QB9410,
2.00%, 1/1/51	1,286	1,023
Pool #QC1443,
2.00%, 5/1/51	1,733	1,395
Pool #QC1809,
2.00%, 5/1/51	416	333
Pool #QC2062,
2.00%, 5/1/51	726	575
Pool #QC3259,
2.00%, 6/1/51	2,821	2,234
Pool #QC9442,
2.50%, 10/1/51	3,626	3,031
Pool #QD0822,
3.00%, 11/1/51	1,020	898
Pool #QD2146,
2.00%, 12/1/51	813	650
Pool #QE9161,
4.50%, 9/1/52	744	713
Pool #QF7121,
5.50%, 2/1/53	820	821
Pool #QG5959,
5.00%, 7/1/53	881	866
Pool #QG7215,
5.50%, 7/1/53	849	851
Pool #QG8401,
5.50%, 8/1/53	646	646
Pool #QG8408,
5.00%, 8/1/53	1,129	1,111
Pool #QH1135,
7.00%, 9/1/53	366	388
Pool #QI2828,
5.50%, 4/1/54	975	976
Pool #QJ5279,
6.00%, 10/1/54	937	954
Pool #QK0622,
1.50%, 2/1/41	463	384
Pool #QN0818,
2.50%, 10/1/34	192	181
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Freddie Mac – 7.5%continued
Pool #QN5018,
2.00%, 1/1/36	$470	$432
Pool #QN5866,
2.00%, 4/1/36	253	233
Pool #QN6394,
1.50%, 5/1/36	1,370	1,221
Pool #QN7743,
2.00%, 9/1/36	729	668
Pool #QN8899,
2.00%, 12/1/36	682	623
Pool #RA1196,
4.00%, 8/1/49	663	625
Pool #RA1343,
3.00%, 9/1/49	1,908	1,676
Pool #RA1493,
3.00%, 10/1/49	358	315
Pool #RA1501,
3.00%, 10/1/49	117	103
Pool #RA2010,
3.50%, 1/1/50	213	194
Pool #RA2117,
3.00%, 2/1/50	278	245
Pool #RA2386,
3.00%, 4/1/50	723	635
Pool #RA2457,
3.00%, 4/1/50	428	377
Pool #RA2730,
2.50%, 6/1/50	261	219
Pool #RA2790,
2.50%, 6/1/50	408	342
Pool #RA2853,
2.50%, 6/1/50	497	417
Pool #RA2959,
2.50%, 7/1/50	476	399
Pool #RA3086,
2.50%, 7/1/50	363	305
Pool #RA3306,
2.50%, 8/1/50	336	282
Pool #RA3524,
2.00%, 9/1/50	1,802	1,445
Pool #RA3563,
2.00%, 9/1/50	895	715
NORTHERN FUNDS QUARTERLY REPORT  64 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Freddie Mac – 7.5%continued
Pool #RA3578,
2.00%, 9/1/50	$1,179	$946
Pool #RA3580,
2.00%, 9/1/50	1,104	886
Pool #RA3662,
2.50%, 10/1/50	543	455
Pool #RA3663,
2.50%, 10/1/50	563	473
Pool #RA3723,
2.00%, 10/1/50	1,122	900
Pool #RA3765,
2.50%, 10/1/50	549	460
Pool #RA3913,
2.50%, 11/1/50	2,774	2,345
Pool #RA4209,
1.50%, 12/1/50	1,664	1,256
Pool #RA4218,
2.50%, 12/1/50	6,914	5,813
Pool #RA5204,
2.00%, 5/1/51	1,476	1,169
Pool #RA5373,
2.00%, 6/1/51	682	547
Pool #RA6333,
2.00%, 11/1/51	3,514	2,783
Pool #RA6340,
2.50%, 11/1/51	2,317	1,935
Pool #RA7097,
3.50%, 4/1/52	776	703
Pool #RA7099,
2.00%, 1/1/51	2,514	2,002
Pool #RA8761,
5.50%, 3/1/53	481	486
Pool #RA8791,
5.00%, 4/1/53	1,208	1,190
Pool #RB0452,
2.00%, 2/1/41	773	667
Pool #RB5032,
2.50%, 2/1/40	62	56
Pool #RB5033,
3.00%, 2/1/40	229	214
Pool #RB5043,
2.50%, 4/1/40	114	104
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Freddie Mac – 7.5%continued
Pool #RB5048,
2.50%, 5/1/40	$62	$57
Pool #RB5059,
2.50%, 7/1/40	80	73
Pool #RB5066,
2.50%, 8/1/40	214	194
Pool #RB5076,
2.00%, 8/1/40	462	404
Pool #RB5085,
2.00%, 11/1/40	416	360
Pool #RB5095,
2.00%, 1/1/41	313	270
Pool #RB5110,
1.50%, 5/1/41	1,007	834
Pool #RB5111,
2.00%, 5/1/41	418	360
Pool #RB5131,
2.00%, 10/1/41	729	627
Pool #RC1857,
1.50%, 2/1/36	448	400
Pool #RC2045,
2.00%, 6/1/36	226	207
Pool #RJ1229,
6.00%, 4/1/54	880	895
Pool #RJ2693,
5.00%, 10/1/54	487	480
Pool #SB0048,
3.00%, 8/1/34	356	343
Pool #SB0330,
2.00%, 5/1/35	305	280
Pool #SB0434,
2.00%, 10/1/35	513	472
Pool #SB0571,
2.00%, 10/1/36	1,007	921
Pool #SB0726,
4.00%, 8/1/37	271	266
Pool #SB0834,
2.50%, 2/1/36	804	754
Pool #SB0955,
5.50%, 8/1/38	68	70
Pool #SB8045,
2.50%, 5/1/35	132	123
FIXED INCOME FUNDS 65 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Freddie Mac – 7.5%continued
Pool #SB8046,
3.00%, 5/1/35	$225	$216
Pool #SB8057,
2.00%, 8/1/35	463	425
Pool #SB8058,
2.50%, 8/1/35	527	493
Pool #SB8061,
2.00%, 9/1/35	820	754
Pool #SB8067,
1.50%, 9/1/35	215	192
Pool #SB8068,
1.50%, 10/1/35	232	207
Pool #SB8069,
2.00%, 10/1/35	656	603
Pool #SB8073,
1.50%, 11/1/35	300	268
Pool #SB8078,
1.50%, 12/1/35	634	567
Pool #SB8083,
1.50%, 1/1/36	368	328
Pool #SB8092,
1.50%, 3/1/36	663	590
Pool #SB8122,
1.50%, 10/1/36	1,395	1,240
Pool #SB8177,
3.50%, 9/1/37	202	195
Pool #SB8178,
4.00%, 9/1/37	191	188
Pool #SB8182,
3.00%, 10/1/37	282	269
Pool #SB8206,
5.00%, 1/1/38	124	125
Pool #SB8208,
5.50%, 1/1/38	62	64
Pool #SB8233,
4.50%, 6/1/38	184	183
Pool #SB8247,
5.00%, 8/1/38	68	69
Pool #SB8501,
2.00%, 8/1/35	516	475
Pool #SD0163,
3.00%, 12/1/49	529	466
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Freddie Mac – 7.5%continued
Pool #SD0261,
3.00%, 2/1/50	$213	$187
Pool #SD0262,
3.50%, 2/1/50	350	322
Pool #SD0410,
2.50%, 8/1/50	1,103	928
Pool #SD0414,
2.50%, 8/1/50	202	170
Pool #SD0467,
2.00%, 12/1/50	544	431
Pool #SD0537,
2.00%, 3/1/51	2,902	2,298
Pool #SD0608,
2.50%, 5/1/51	2,571	2,184
Pool #SD0764,
2.50%, 10/1/51	2,237	1,879
Pool #SD1592,
4.00%, 8/1/52	672	627
Pool #SD1596,
4.00%, 9/1/52	558	524
Pool #SD1855,
5.00%, 9/1/52	499	492
Pool #SD1958,
5.00%, 11/1/52	328	325
Pool #SD2236,
5.50%, 11/1/52	1,053	1,056
Pool #SD2258,
5.00%, 1/1/53	622	613
Pool #SD2266,
5.00%, 1/1/53	531	526
Pool #SD2666,
5.00%, 3/1/53	594	588
Pool #SD2693,
6.50%, 4/1/53	529	556
Pool #SD2922,
5.00%, 5/1/53	440	435
Pool #SD2936,
5.00%, 4/1/53	328	324
Pool #SD3074,
5.50%, 5/1/53	832	836
Pool #SD3683,
5.50%, 9/1/53	916	921
NORTHERN FUNDS QUARTERLY REPORT  66 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Freddie Mac – 7.5%continued
Pool #SD3713,
6.50%, 8/1/53	$842	$879
Pool #SD3714,
6.50%, 8/1/53	460	479
Pool #SD3904,
6.50%, 9/1/53	373	388
Pool #SD3913,
5.50%, 9/1/53	259	260
Pool #SD3990,
5.50%, 9/1/53	877	888
Pool #SD3992,
5.50%, 9/1/53	530	536
Pool #SD4204,
6.50%, 10/1/53	637	665
Pool #SD4262,
6.00%, 11/1/53	593	610
Pool #SD4668,
6.00%, 10/1/53	404	413
Pool #SD4702,
6.50%, 1/1/54	537	559
Pool #SD4919,
6.50%, 2/1/54	433	458
Pool #SD5058,
5.50%, 3/1/54	277	278
Pool #SD5316,
6.00%, 4/1/54	799	813
Pool #SD5958,
6.50%, 8/1/54	1,023	1,058
Pool #SD6004,
6.00%, 8/1/54	1,920	1,973
Pool #SD7440,
5.00%, 1/1/55	974	963
Pool #SD7512,
3.00%, 2/1/50	447	394
Pool #SD7536,
2.50%, 2/1/51	5,082	4,286
Pool #SD7539,
2.00%, 4/1/51	347	280
Pool #SD7541,
2.00%, 5/1/51	1,874	1,509
Pool #SD8019,
4.50%, 10/1/49	291	282
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Freddie Mac – 7.5%continued
Pool #SD8023,
2.50%, 11/1/49	$258	$217
Pool #SD8029,
2.50%, 12/1/49	289	242
Pool #SD8037,
2.50%, 1/1/50	293	246
Pool #SD8083,
2.50%, 8/1/50	664	557
Pool #SD8090,
2.00%, 9/1/50	2,105	1,680
Pool #SD8097,
2.00%, 8/1/50	1,840	1,461
Pool #SD8104,
1.50%, 11/1/50	3,625	2,730
Pool #SD8112,
1.50%, 12/1/50	1,076	810
Pool #SD8139,
1.50%, 4/1/51	2,063	1,552
Pool #SD8213,
3.00%, 5/1/52	1,412	1,224
Pool #SD8225,
3.00%, 7/1/52	1,718	1,489
Pool #SD8266,
4.50%, 11/1/52	2,283	2,188
Pool #SD8325,
6.00%, 5/1/53	836	852
Pool #SD8331,
5.50%, 6/1/53	580	581
Pool #SD8332,
6.00%, 6/1/53	626	637
Pool #SD8374,
6.50%, 11/1/53	335	346
Pool #SD8386,
7.00%, 12/1/53	269	283
Pool #SD8399,
7.50%, 1/1/54	139	148
6.50%, 2/1/54	640	664
Pool #SL0231,
5.00%, 1/1/55	962	949
Pool #ZA1036,
4.50%, 2/1/40	59	59
Pool #ZA1159,
3.50%, 4/1/42	173	163
FIXED INCOME FUNDS 67 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Freddie Mac – 7.5%continued
Pool #ZA1165,
3.50%, 4/1/42	$263	$246
Pool #ZA1254,
3.00%, 10/1/42	801	725
Pool #ZA1334,
3.50%, 7/1/42	92	86
Pool #ZA1361,
3.50%, 5/1/43	133	125
Pool #ZA1375,
4.00%, 9/1/44	75	71
Pool #ZA1378,
3.50%, 10/1/44	122	114
Pool #ZA2773,
2.50%, 8/1/27	23	23
Pool #ZA3862,
2.50%, 5/1/31	169	163
Pool #ZA4194,
3.00%, 4/1/43	190	171
Pool #ZA4214,
3.00%, 5/1/43	290	262
Pool #ZA4715,
4.00%, 9/1/46	478	453
Pool #ZA5107,
4.00%, 11/1/47	135	128
Pool #ZA5642,
4.00%, 9/1/48	135	128
Pool #ZA5950,
4.50%, 11/1/48	354	345
Pool #ZI6135,
5.00%, 9/1/34	267	270
Pool #ZI6854,
4.50%, 12/1/37	39	39
Pool #ZI7645,
5.00%, 6/1/38	56	57
Pool #ZI8519,
4.50%, 2/1/39	13	13
Pool #ZI9349,
4.50%, 10/1/39	209	206
Pool #ZI9657,
4.50%, 1/1/40	264	261
Pool #ZI9939,
4.50%, 4/1/40	77	77
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Freddie Mac – 7.5%continued
Pool #ZJ0631,
4.50%, 10/1/40	$95	$94
Pool #ZJ1046,
4.00%, 1/1/41	139	135
Pool #ZJ1052,
4.00%, 1/1/41	129	124
Pool #ZJ1228,
4.00%, 2/1/41	185	178
Pool #ZJ1359,
4.50%, 3/1/41	88	88
Pool #ZK5468,
2.00%, 5/1/28	141	137
Pool #ZL1714,
4.50%, 7/1/41	125	124
Pool #ZL1806,
4.50%, 8/1/41	354	353
Pool #ZL1922,
4.00%, 9/1/41	39	38
Pool #ZL2350,
3.50%, 11/1/41	62	58
Pool #ZL3211,
3.50%, 6/1/42	249	233
Pool #ZL3551,
3.50%, 8/1/42	375	352
Pool #ZL4709,
3.00%, 1/1/43	261	235
Pool #ZL5074,
3.00%, 2/1/43	118	107
Pool #ZL5915,
3.50%, 5/1/43	537	504
Pool #ZL5927,
3.00%, 5/1/43	156	141
Pool #ZL6381,
3.00%, 6/1/43	260	235
Pool #ZL6467,
3.00%, 7/1/43	202	182
Pool #ZL6920,
3.50%, 8/1/43	75	70
Pool #ZL7780,
4.00%, 2/1/44	198	190
Pool #ZL8709,
4.00%, 11/1/44	81	77
NORTHERN FUNDS QUARTERLY REPORT  68 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Freddie Mac – 7.5%continued
Pool #ZM0489,
4.00%, 11/1/45	$143	$135
Pool #ZM0617,
3.50%, 12/1/45	188	174
Pool #ZM1194,
3.00%, 6/1/46	229	203
Pool #ZM1933,
3.00%, 10/1/46	261	231
Pool #ZM2167,
3.00%, 11/1/46	426	378
Pool #ZM2286,
3.50%, 12/1/46	683	630
Pool #ZM3525,
3.50%, 6/1/47	101	93
Pool #ZM4305,
3.50%, 9/1/47	383	353
Pool #ZM4711,
4.00%, 11/1/47	590	560
Pool #ZM4736,
3.50%, 11/1/47	139	127
Pool #ZM4908,
3.50%, 11/1/47	269	247
Pool #ZM5133,
3.50%, 12/1/47	117	108
Pool #ZM5397,
3.50%, 1/1/48	198	182
Pool #ZM5659,
3.50%, 2/1/48	221	202
Pool #ZM5917,
4.00%, 3/1/48	157	148
Pool #ZM6682,
4.50%, 5/1/48	134	130
Pool #ZM7370,
4.00%, 7/1/48	104	98
Pool #ZM7378,
5.00%, 7/1/48	121	121
Pool #ZM7849,
4.00%, 8/1/48	48	45
Pool #ZM8045,
4.00%, 9/1/48	146	138
Pool #ZM8575,
4.50%, 10/1/48	74	72
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Freddie Mac – 7.5%continued
Pool #ZN1506,
3.50%, 11/1/48	$528	$484
Pool #ZN3447,
3.50%, 2/1/49	113	103
Pool #ZS0932,
4.50%, 8/1/34	6	6
Pool #ZS1567,
5.00%, 8/1/37	8	8
Pool #ZS2391,
5.00%, 9/1/38	18	18
Pool #ZS2499,
5.00%, 3/1/38	40	41
Pool #ZS2533,
4.50%, 2/1/39	43	42
Pool #ZS2827,
4.50%, 11/1/39	106	106
Pool #ZS3554,
3.50%, 7/1/42	165	155
Pool #ZS3596,
4.00%, 6/1/42	430	415
Pool #ZS4078,
3.50%, 1/1/45	237	221
Pool #ZS4127,
4.50%, 7/1/44	99	97
Pool #ZS4472,
3.50%, 2/1/42	163	153
Pool #ZS4536,
3.50%, 10/1/43	237	222
Pool #ZS4584,
3.00%, 9/1/44	90	81
Pool #ZS4600,
4.00%, 1/1/45	248	236
Pool #ZS4607,
3.50%, 3/1/45	316	294
Pool #ZS4617,
3.00%, 6/1/45	164	145
Pool #ZS4618,
3.50%, 6/1/45	255	237
Pool #ZS4621,
3.00%, 7/1/45	395	351
Pool #ZS4627,
4.00%, 8/1/45	84	80
FIXED INCOME FUNDS 69 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Freddie Mac – 7.5%continued
Pool #ZS4629,
3.00%, 9/1/45	$501	$447
Pool #ZS4630,
3.50%, 9/1/45	173	160
Pool #ZS4634,
4.00%, 10/1/45	102	97
Pool #ZS4639,
4.00%, 11/1/45	104	99
Pool #ZS4642,
3.50%, 12/1/45	354	328
Pool #ZS4655,
3.50%, 3/1/46	173	160
Pool #ZS4667,
3.00%, 6/1/46	251	223
Pool #ZS4671,
3.00%, 8/1/46	568	505
Pool #ZS4677,
3.00%, 9/1/46	158	140
Pool #ZS4703,
3.00%, 2/1/47	165	146
Pool #ZS4722,
3.50%, 6/1/47	157	144
Pool #ZS4730,
3.50%, 8/1/47	59	55
Pool #ZS4740,
4.00%, 10/1/47	280	265
Pool #ZS4743,
3.50%, 11/1/47	390	358
Pool #ZS4745,
4.50%, 11/1/47	261	254
Pool #ZS4747,
3.50%, 12/1/47	108	99
Pool #ZS4748,
4.00%, 12/1/47	290	275
Pool #ZS4749,
4.50%, 12/1/47	88	86
Pool #ZS4752,
4.00%, 1/1/48	232	221
Pool #ZS4759,
3.50%, 3/1/48	230	210
Pool #ZS4769,
4.00%, 5/1/48	122	116
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Freddie Mac – 7.5%continued
Pool #ZS4773,
4.50%, 6/1/48	$38	$37
Pool #ZS4781,
4.50%, 7/1/48	95	92
Pool #ZS4785,
4.00%, 8/1/48	94	89
Pool #ZS8023,
2.00%, 8/1/32	33	31
Pool #ZS8628,
2.00%, 11/1/31	54	51
Pool #ZS8639,
2.00%, 1/1/32	19	18
Pool #ZS9449,
3.50%, 8/1/45	256	238
Pool #ZS9495,
3.50%, 10/1/45	408	379
Pool #ZS9580,
3.50%, 12/1/45	374	347
Pool #ZS9805,
3.00%, 9/1/46	388	345
Pool #ZS9827,
3.00%, 10/1/46	348	311
Pool #ZT0495,
4.50%, 8/1/48	39	38
Pool #ZT0524,
4.50%, 9/1/48	218	212
Pool #ZT0712,
4.00%, 10/1/48	135	128
Pool #ZT0787,
4.00%, 10/1/48	124	117
Pool #ZT1702,
4.00%, 1/1/49	231	219
Pool #ZT2091,
3.00%, 6/1/34	51	49
		173,586
Freddie Mac Gold – 0.2%
Pool #A16753,
5.00%, 11/1/33	21	21
Pool #A17665,
5.00%, 1/1/34	20	21
Pool #A27950,
5.50%, 11/1/34	48	49
NORTHERN FUNDS QUARTERLY REPORT  70 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Freddie Mac Gold – 0.2%continued
Pool #A31136,
5.50%, 1/1/35	$100	$102
Pool #A39306,
5.50%, 11/1/35	19	19
Pool #A46224,
5.00%, 7/1/35	5	5
Pool #A48104,
5.00%, 1/1/36	20	21
Pool #A57604,
5.00%, 3/1/37	21	21
Pool #A58718,
5.50%, 3/1/37	4	4
Pool #A59081,
5.50%, 4/1/37	22	23
Pool #A61560,
5.50%, 10/1/36	57	59
Pool #A64474,
5.50%, 9/1/37	6	6
Pool #A67116,
7.00%, 10/1/37	12	13
Pool #A68761,
5.50%, 9/1/37	95	98
Pool #A69303,
6.00%, 11/1/37	3	3
Pool #A73778,
5.00%, 2/1/38	30	30
Pool #A74134,
7.00%, 2/1/38	16	17
Pool #A83008,
5.50%, 11/1/38	79	81
Pool #A91541,
5.00%, 3/1/40	59	60
Pool #C91009,
5.00%, 11/1/26	1	1
Pool #C91247,
5.00%, 4/1/29	16	16
Pool #C91370,
4.50%, 5/1/31	42	42
Pool #C91826,
3.00%, 5/1/35	65	62
Pool #C91858,
3.00%, 12/1/35	67	63
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Freddie Mac Gold – 0.2%continued
Pool #C91879,
3.00%, 6/1/36	$81	$77
Pool #C91908,
3.00%, 1/1/37	40	38
Pool #D97564,
5.00%, 1/1/28	34	34
Pool #D99094,
3.00%, 3/1/32	53	51
Pool #E04044,
3.50%, 8/1/27	52	51
Pool #G02064,
5.00%, 2/1/36	31	32
Pool #G02069,
5.50%, 3/1/36	5	5
Pool #G02386,
6.00%, 11/1/36	45	47
Pool #G02391,
6.00%, 11/1/36	2	2
Pool #G02540,
5.00%, 11/1/34	17	17
Pool #G02649,
6.00%, 1/1/37	2	2
Pool #G02789,
6.00%, 4/1/37	233	245
Pool #G02911,
6.00%, 4/1/37	4	4
Pool #G02973,
6.00%, 6/1/37	7	7
Pool #G03121,
5.00%, 6/1/36	29	30
Pool #G03134,
5.50%, 8/1/36	13	14
Pool #G03218,
6.00%, 9/1/37	4	4
Pool #G03351,
6.00%, 9/1/37	13	13
Pool #G03513,
6.00%, 11/1/37	16	17
Pool #G03600,
7.00%, 11/1/37	7	8
Pool #G03737,
6.50%, 11/1/37	95	100
FIXED INCOME FUNDS 71 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Freddie Mac Gold – 0.2%continued
Pool #G03992,
6.00%, 3/1/38	$11	$11
Pool #G04287,
5.00%, 5/1/38	26	27
Pool #G04459,
5.50%, 6/1/38	25	26
Pool #G04611,
6.00%, 7/1/38	47	49
Pool #G04650,
6.50%, 9/1/38	20	22
Pool #G05733,
5.00%, 11/1/39	80	81
Pool #G05969,
5.00%, 8/1/40	38	39
Pool #G06767,
5.00%, 10/1/41	172	174
Pool #G06947,
6.00%, 5/1/40	58	60
Pool #G08189,
7.00%, 3/1/37	11	12
Pool #G08192,
5.50%, 4/1/37	12	12
Pool #G08341,
5.00%, 4/1/39	206	209
Pool #G14554,
4.50%, 7/1/26(10)	—	—
Pool #G14891,
3.00%, 10/1/28	41	40
Pool #G15134,
3.00%, 5/1/29	33	32
Pool #G16774,
3.50%, 2/1/34	75	74
Pool #G18438,
2.50%, 6/1/27	29	28
Pool #G18571,
2.50%, 10/1/30	81	79
Pool #G18664,
3.50%, 10/1/32	68	67
Pool #G30327,
4.50%, 1/1/27	2	2
Pool #G67713,
4.00%, 6/1/48	457	433
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Freddie Mac Gold – 0.2%continued
Pool #J14808,
3.50%, 3/1/26	$17	$17
Pool #J16932,
3.00%, 10/1/26	13	13
Pool #J17055,
3.00%, 11/1/26	14	14
Pool #J17232,
3.00%, 11/1/26	12	12
Pool #J20834,
2.50%, 10/1/27	52	51
Pool #J22069,
2.50%, 1/1/28	15	15
Pool #K90641,
3.50%, 6/1/33	19	19
Pool #V60886,
2.50%, 8/1/30	53	51
Pool #V60902,
2.50%, 8/1/30	44	42
Pool #V61347,
2.50%, 10/1/31	188	181
		3,527
Government National Mortgage Association I – 0.2%
Pool #510835,
5.50%, 2/15/35	7	7
Pool #553463,
3.50%, 1/15/42	217	203
Pool #597889,
5.50%, 6/15/33	50	50
Pool #614169,
5.00%, 7/15/33	11	11
Pool #616879,
3.50%, 2/15/42	165	154
Pool #617739,
6.00%, 10/15/37	3	3
Pool #634431,
6.00%, 9/15/34	9	9
Pool #641416,
5.50%, 4/15/35	39	40
Pool #646341,
6.00%, 11/15/36	5	6
Pool #648538,
5.00%, 12/15/35	43	44
NORTHERN FUNDS QUARTERLY REPORT  72 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Government National Mortgage Association I – 0.2%continued
Pool #651753,
5.50%, 3/15/36	$3	$3
Pool #670030,
3.00%, 7/15/45	148	132
Pool #675211,
6.50%, 3/15/38	4	4
Pool #675484,
5.50%, 6/15/38	13	13
Pool #676360,
6.50%, 10/15/37	1	2
Pool #682899,
6.00%, 9/15/40	47	49
Pool #687824,
5.50%, 8/15/38	34	35
Pool #687900,
5.00%, 9/15/38	48	49
Pool #687901,
5.00%, 9/15/38	15	15
Pool #692309,
6.00%, 1/15/39	13	14
Pool #697645,
5.50%, 10/15/38	15	15
Pool #698236,
5.00%, 6/15/39	83	84
Pool #698336,
4.50%, 5/15/39	85	83
Pool #699277,
6.00%, 9/15/38	2	2
Pool #700918,
5.50%, 11/15/38	15	15
Pool #700972,
5.50%, 11/15/38	8	8
Pool #703677,
5.50%, 6/15/39	69	71
Pool #704185,
5.50%, 1/15/39	10	10
Pool #704514,
4.50%, 5/15/39	182	179
Pool #717175,
4.50%, 6/15/39	91	90
Pool #719262,
5.00%, 8/15/40	54	54
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Government National Mortgage Association I – 0.2%continued
Pool #720202,
4.50%, 7/15/39	$71	$70
Pool #723231,
4.00%, 10/15/39	71	67
Pool #723339,
5.00%, 9/15/39	40	40
Pool #728629,
4.50%, 1/15/40	121	119
Pool #736768,
3.00%, 11/15/42	394	357
Pool #737286,
4.50%, 5/15/40	96	93
Pool #737416,
3.50%, 9/15/25(10)	—	—
Pool #738134,
3.50%, 4/15/26	3	3
Pool #738247,
4.50%, 4/15/41	49	48
Pool #747643,
4.50%, 8/15/40	133	130
Pool #760874,
3.50%, 2/15/26	1	1
Pool #768800,
4.50%, 6/15/41	23	23
Pool #773939,
4.00%, 11/15/41	166	158
Pool #778957,
3.50%, 3/15/42	210	196
Pool #782131,
5.50%, 12/15/36	12	13
Pool #782150,
5.50%, 4/15/37	17	18
Pool #782259,
5.00%, 2/15/36	34	34
Pool #782272,
5.50%, 2/15/38	31	32
Pool #782498,
6.00%, 12/15/38	14	15
Pool #782584,
5.00%, 3/15/39	20	20
Pool #782696,
5.00%, 6/15/39	84	84
FIXED INCOME FUNDS 73 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Government National Mortgage Association I – 0.2%continued
Pool #782831,
6.00%, 12/15/39	$11	$11
Pool #783176,
4.00%, 11/15/40	231	220
Pool #783740,
2.50%, 12/15/27	13	13
Pool #AA5391,
3.50%, 6/15/42	13	12
Pool #AA6089,
3.00%, 2/15/43	160	145
Pool #AB2761,
3.50%, 8/15/42	41	39
Pool #AB2891,
3.00%, 9/15/42	59	53
Pool #AD8781,
3.00%, 3/15/43	142	129
Pool #AD9016,
3.00%, 4/15/43	112	102
Pool #AL1763,
3.50%, 1/15/45	57	53
		3,752
Government National Mortgage Association II – 5.4%
Pool #3570,
6.00%, 6/20/34	15	15
Pool #3665,
5.50%, 1/20/35	38	40
Pool #3852,
6.00%, 5/20/36	7	7
Pool #3879,
6.00%, 7/20/36	19	20
Pool #3910,
6.00%, 10/20/36	10	11
Pool #3994,
5.00%, 6/20/37	7	7
Pool #4018,
6.50%, 8/20/37	26	28
Pool #4026,
5.00%, 9/20/37	8	8
Pool #4027,
5.50%, 9/20/37	4	4
Pool #4040,
6.50%, 10/20/37	6	6
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Government National Mortgage Association II – 5.4%continued
Pool #4098,
5.50%, 3/20/38	$32	$33
Pool #4116,
6.50%, 4/20/38	12	13
Pool #4170,
6.00%, 6/20/38	24	25
Pool #4194,
5.50%, 7/20/38	55	56
Pool #4243,
5.00%, 9/20/38	14	14
Pool #4244,
5.50%, 9/20/38	17	17
Pool #4245,
6.00%, 9/20/38	9	9
Pool #4269,
6.50%, 10/20/38	12	13
Pool #4290,
5.50%, 11/20/38	11	11
Pool #4344,
6.00%, 1/20/39	19	20
Pool #4345,
6.50%, 1/20/39	13	15
Pool #4425,
5.50%, 4/20/39	32	33
Pool #4559,
5.00%, 10/20/39	67	68
Pool #4561,
6.00%, 10/20/39	40	42
Pool #4617,
4.50%, 1/20/40	20	19
Pool #4619,
5.50%, 1/20/40	76	78
Pool #4713,
4.50%, 6/20/40	57	56
Pool #4747,
5.00%, 7/20/40	51	51
Pool #4923,
4.50%, 1/20/41	52	52
Pool #5050,
4.00%, 5/20/26	5	5
Pool #5081,
4.00%, 6/20/41	85	81
NORTHERN FUNDS QUARTERLY REPORT  74 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Government National Mortgage Association II – 5.4%continued
Pool #5082,
4.50%, 6/20/41	$85	$84
Pool #5114,
4.00%, 7/20/41	315	301
Pool #5141,
5.00%, 8/20/41	49	49
Pool #5175,
4.50%, 9/20/41	50	50
Pool #5202,
3.50%, 10/20/41	133	125
Pool #5203,
4.00%, 10/20/41	79	75
Pool #5232,
3.50%, 11/20/41	249	233
Pool #5264,
5.50%, 12/20/41	5	5
Pool #5280,
4.00%, 1/20/42	92	87
Pool #5304,
3.50%, 2/20/42	93	88
Pool #5317,
5.50%, 2/20/42	41	42
Pool #5331,
3.50%, 3/20/42	147	137
Pool #737602,
4.00%, 11/20/40	116	110
Pool #752757,
4.50%, 11/20/40	160	156
Pool #755677,
4.00%, 12/20/40	65	62
Pool #782433,
6.00%, 10/20/38	34	36
Pool #784345,
3.50%, 7/20/47	313	295
Pool #AA5970,
3.00%, 1/20/43	438	397
Pool #AA6160,
3.50%, 3/20/43	128	118
Pool #AA6243,
3.50%, 4/20/43	44	41
Pool #AF5097,
4.00%, 8/20/43	374	356
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Government National Mortgage Association II – 5.4%continued
Pool #AJ0645,
3.50%, 7/20/44	$107	$98
Pool #AJ3643,
4.00%, 10/20/44	276	261
Pool #AO7682,
4.00%, 8/20/45	260	245
Pool #BE9902,
4.50%, 6/20/48	44	42
Pool #MA0022,
3.50%, 4/20/42	145	136
Pool #MA0088,
3.50%, 5/20/42	330	309
Pool #MA0220,
3.50%, 7/20/42	171	160
Pool #MA0318,
3.50%, 8/20/42	320	300
Pool #MA0321,
5.00%, 8/20/42	72	73
Pool #MA0391,
3.00%, 9/20/42	742	676
Pool #MA0392,
3.50%, 9/20/42	142	133
Pool #MA0698,
3.00%, 1/20/43	173	158
Pool #MA0826,
3.00%, 3/20/28	16	16
Pool #MA0850,
2.50%, 3/20/43	72	63
Pool #MA0851,
3.00%, 3/20/43	251	229
Pool #MA0934,
3.50%, 4/20/43	100	93
Pool #MA1011,
3.00%, 5/20/43	293	266
Pool #MA1012,
3.50%, 5/20/43	268	251
Pool #MA1089,
3.00%, 6/20/43	311	282
Pool #MA1224,
3.50%, 8/20/43	217	203
Pool #MA1285,
3.50%, 9/20/43	129	120
FIXED INCOME FUNDS 75 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Government National Mortgage Association II – 5.4%continued
Pool #MA1839,
4.00%, 4/20/44	$65	$62
Pool #MA1920,
4.00%, 5/20/44	69	66
Pool #MA2224,
4.00%, 9/20/44	390	371
Pool #MA2444,
3.00%, 12/20/44	46	41
Pool #MA2521,
3.50%, 1/20/45	192	179
Pool #MA2522,
4.00%, 1/20/45	83	79
Pool #MA2677,
3.00%, 3/20/45	92	83
Pool #MA2753,
3.00%, 4/20/45	254	229
Pool #MA2754,
3.50%, 4/20/45	103	96
Pool #MA2891,
3.00%, 6/20/45	283	255
Pool #MA2892,
3.50%, 6/20/45	97	90
Pool #MA2960,
3.00%, 7/20/45	234	210
Pool #MA3034,
3.50%, 8/20/45	285	265
Pool #MA3104,
3.00%, 9/20/45	340	305
Pool #MA3106,
4.00%, 9/20/45	245	233
Pool #MA3172,
3.00%, 10/20/45	62	56
Pool #MA3174,
4.00%, 10/20/45	137	130
Pool #MA3244,
3.50%, 11/20/45	218	203
Pool #MA3245,
4.00%, 11/20/45	501	475
Pool #MA3310,
3.50%, 12/20/45	810	753
Pool #MA3378,
4.50%, 1/20/46	310	303
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Government National Mortgage Association II – 5.4%continued
Pool #MA3521,
3.50%, 3/20/46	$401	$372
Pool #MA3522,
4.00%, 3/20/46	115	109
Pool #MA3596,
3.00%, 4/20/46	229	205
Pool #MA3597,
3.50%, 4/20/46	407	379
Pool #MA3662,
3.00%, 5/20/46	382	343
Pool #MA3663,
3.50%, 5/20/46	241	224
Pool #MA3664,
4.00%, 5/20/46	111	105
Pool #MA3735,
3.00%, 6/20/46	460	413
Pool #MA3736,
3.50%, 6/20/46	312	290
Pool #MA3778,
3.00%, 7/20/31	40	39
Pool #MA3802,
3.00%, 7/20/46	544	488
Pool #MA3873,
3.00%, 8/20/46	209	188
Pool #MA3874,
3.50%, 8/20/46	219	203
Pool #MA3936,
3.00%, 9/20/46	477	428
Pool #MA4002,
2.50%, 10/20/46	36	31
Pool #MA4003,
3.00%, 10/20/46	319	286
Pool #MA4067,
2.50%, 11/20/46	297	258
Pool #MA4125,
2.50%, 12/20/46	20	17
Pool #MA4196,
3.50%, 1/20/47	330	306
Pool #MA4322,
4.00%, 3/20/47	126	119
Pool #MA4382,
3.50%, 4/20/47	104	96
NORTHERN FUNDS QUARTERLY REPORT  76 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Government National Mortgage Association II – 5.4%continued
Pool #MA4509,
3.00%, 6/20/47	$500	$448
Pool #MA4512,
4.50%, 6/20/47	184	179
Pool #MA4624,
3.00%, 8/20/32	35	34
Pool #MA4652,
3.50%, 8/20/47	430	398
Pool #MA4718,
3.00%, 9/20/47	251	224
Pool #MA4778,
3.50%, 10/20/47	419	387
Pool #MA4838,
4.00%, 11/20/47	59	55
Pool #MA4900,
3.50%, 12/20/47	422	392
Pool #MA4962,
3.50%, 1/20/48	388	359
Pool #MA4963,
4.00%, 1/20/48	144	135
Pool #MA5021,
4.50%, 2/20/48	189	184
Pool #MA5077,
3.50%, 3/20/48	450	416
Pool #MA5137,
4.00%, 4/20/48	60	57
Pool #MA5191,
3.50%, 5/20/48	265	245
Pool #MA5264,
4.00%, 6/20/48	151	143
Pool #MA5265,
4.50%, 6/20/48	152	148
Pool #MA5266,
5.00%, 6/20/48	195	195
Pool #MA5330,
4.00%, 7/20/48	201	190
Pool #MA5331,
4.50%, 7/20/48	308	300
Pool #MA5398,
4.00%, 8/20/48	142	134
Pool #MA5399,
4.50%, 8/20/48	151	147
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Government National Mortgage Association II – 5.4%continued
Pool #MA5466,
4.00%, 9/20/48	$345	$325
Pool #MA5467,
4.50%, 9/20/48	178	173
Pool #MA5528,
4.00%, 10/20/48	199	187
Pool #MA5529,
4.50%, 10/20/48	173	169
Pool #MA5595,
4.00%, 11/20/48	70	66
Pool #MA5653,
5.00%, 12/20/48	222	222
Pool #MA5818,
4.50%, 3/20/49	176	172
Pool #MA5931,
4.00%, 5/20/49	359	337
Pool #MA5985,
3.50%, 6/20/49	374	342
Pool #MA6040,
4.00%, 7/20/49	424	399
Pool #MA6218,
3.00%, 10/20/49	627	557
Pool #MA6310,
3.00%, 12/20/34	32	31
Pool #MA6337,
2.50%, 12/20/49	134	114
Pool #MA6338,
3.00%, 12/20/49	1,425	1,266
Pool #MA6339,
3.50%, 12/20/49	724	661
Pool #MA6408,
2.50%, 1/20/50	353	302
Pool #MA6409,
3.00%, 1/20/50	410	364
Pool #MA6410,
3.50%, 1/20/50	726	666
Pool #MA6654,
2.00%, 5/20/50	1,039	849
Pool #MA6655,
2.50%, 5/20/50	293	250
Pool #MA6709,
2.50%, 6/20/50	1,364	1,164
FIXED INCOME FUNDS 77 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Government National Mortgage Association II – 5.4%continued
Pool #MA6765,
2.50%, 7/20/50	$1,571	$1,335
Pool #MA6819,
2.50%, 8/20/50	873	743
Pool #MA6820,
3.00%, 8/20/50	674	598
Pool #MA6865,
2.50%, 9/20/50	681	579
Pool #MA6866,
3.00%, 9/20/50	3,236	2,872
Pool #MA6930,
2.00%, 10/20/50	1,045	851
Pool #MA6994,
2.00%, 11/20/50	1,367	1,114
Pool #MA6995,
2.50%, 11/20/50	1,085	924
Pool #MA7051,
2.00%, 12/20/50	910	741
Pool #MA7052,
2.50%, 12/20/50	1,242	1,057
Pool #MA7135,
2.00%, 1/20/51	2,467	2,009
Pool #MA7136,
2.50%, 1/20/51	1,427	1,214
Pool #MA7164,
2.00%, 2/20/36	276	255
Pool #MA7192,
2.00%, 2/20/51	2,885	2,351
Pool #MA7254,
2.00%, 3/20/51	3,190	2,598
Pool #MA7312,
2.50%, 4/20/51	1,218	1,036
Pool #MA7366,
2.00%, 5/20/51	737	600
Pool #MA7367,
2.50%, 5/20/51	1,887	1,605
Pool #MA7417,
2.00%, 6/20/51	2,912	2,372
Pool #MA7418,
2.50%, 6/20/51	1,317	1,119
Pool #MA7471,
2.00%, 7/20/51	2,657	2,164
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Government National Mortgage Association II – 5.4%continued
Pool #MA7472,
2.50%, 7/20/51	$2,046	$1,739
Pool #MA7534,
2.50%, 8/20/51	1,809	1,538
Pool #MA7535,
3.00%, 8/20/51	850	753
Pool #MA7588,
2.00%, 9/20/51	1,450	1,181
Pool #MA7589,
2.50%, 9/20/51	2,125	1,807
Pool #MA7590,
3.00%, 9/20/51	919	814
Pool #MA7647,
1.50%, 10/20/51	381	297
Pool #MA7649,
2.50%, 10/20/51	1,382	1,175
Pool #MA7704,
2.00%, 11/20/51	1,498	1,221
Pool #MA7705,
2.50%, 11/20/51	1,469	1,249
Pool #MA7880,
2.00%, 2/20/52	1,563	1,274
Pool #MA7881,
2.50%, 2/20/52	1,145	974
Pool #MA7936,
2.50%, 3/20/52	764	650
Pool #MA7988,
3.00%, 4/20/52	1,547	1,369
Pool #MA7989,
3.50%, 4/20/52	471	429
Pool #MA8148,
3.00%, 7/20/52	540	478
Pool #MA8151,
4.50%, 7/20/52	1,588	1,531
Pool #MA8199,
3.50%, 8/20/52	873	797
Pool #MA8201,
4.50%, 8/20/52	639	617
Pool #MA8266,
3.50%, 9/20/52	811	740
Pool #MA8267,
4.00%, 9/20/52	1,646	1,538
NORTHERN FUNDS QUARTERLY REPORT  78 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Government National Mortgage Association II – 5.4%continued
Pool #MA8268,
4.50%, 9/20/52	$806	$778
Pool #MA8429,
5.50%, 11/20/52	223	225
Pool #MA8430,
6.00%, 11/20/52	60	62
Pool #MA8489,
4.50%, 12/20/52	1,675	1,615
Pool #MA8490,
5.00%, 12/20/52	1,607	1,588
Pool #MA8491,
5.50%, 12/20/52	1,452	1,466
Pool #MA8492,
6.00%, 12/20/52	1,153	1,178
Pool #MA8569,
5.00%, 1/20/53	1,598	1,577
Pool #MA8723,
4.00%, 3/20/53	1,580	1,475
Pool #MA8945,
4.00%, 6/20/53	263	246
Pool #MA8947,
5.00%, 6/20/53	871	859
Pool #MA8948,
5.50%, 6/20/53	803	808
Pool #MA8949,
6.00%, 6/20/53	1,660	1,694
Pool #MA8950,
6.50%, 6/20/53	730	752
Pool #MA9015,
4.50%, 7/20/53	901	866
Pool #MA9016,
5.00%, 7/20/53	2,114	2,082
Pool #MA9017,
5.50%, 7/20/53	1,295	1,303
Pool #MA9106,
5.50%, 8/20/53	815	819
Pool #MA9107,
6.00%, 8/20/53	336	343
Pool #MA9240,
5.00%, 10/20/53	732	722
Pool #MA9241,
5.50%, 10/20/53	656	660
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Government National Mortgage Association II – 5.4%continued
Pool #MA9242,
6.00%, 10/20/53	$693	$707
Pool #MA9243,
6.50%, 10/20/53	269	277
Pool #MA9244,
7.00%, 10/20/53	206	214
Pool #MA9305,
5.50%, 11/20/53	1,084	1,094
Pool #MA9306,
6.00%, 11/20/53	487	497
Pool #MA9307,
6.50%, 11/20/53	277	285
Pool #MA9366,
7.50%, 12/20/53	60	62
Pool #MA9424,
6.00%, 1/20/54	329	336
Pool #MA9425,
6.50%, 1/20/54	636	654
Pool #MA9426,
7.00%, 1/20/54	303	314
Pool #MA9541,
5.50%, 3/20/54	2,144	2,153
Pool #MA9604,
5.00%, 4/20/54	375	369
Pool #MA9605,
5.50%, 4/20/54	2,433	2,442
Pool #MA9606,
6.00%, 4/20/54	618	629
Pool #MA9669,
6.00%, 5/20/54	1,434	1,459
Pool #MA9670,
6.50%, 5/20/54	922	948
Pool #MA9906,
5.50%, 9/20/54	1,243	1,246
Pool #MA9907,
6.00%, 9/20/54	1,779	1,806
Pool #MA9908,
6.50%, 9/20/54	845	869
Pool #MB0025,
5.00%, 11/20/54	2,060	2,025
Pool #MB0090,
4.50%, 12/20/54	1,381	1,322
FIXED INCOME FUNDS 79 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.7% (11)continued
Government National Mortgage Association II – 5.4%continued
Pool #MB0091,
5.00%, 12/20/54	$2,462	$2,419
Pool #MB0092,
5.50%, 12/20/54	984	986
		125,126
Tennessee Valley Authority – 0.0%
5.25%, 9/15/39	1,050	1,094
Total U.S. Government Agencies
(Cost $655,520)		593,404

U.S. GOVERNMENT OBLIGATIONS – 44.6%
U.S. Treasury Bonds – 9.3%
6.63%, 2/15/27	5,000	5,238
4.50%, 2/15/36	700	718
4.75%, 2/15/37	500	521
5.00%, 5/15/37	500	532
4.38%, 2/15/38	600	599
4.50%, 5/15/38	600	607
3.50%, 2/15/39	500	451
4.25%, 5/15/39	1,000	974
4.50%, 8/15/39	1,000	996
4.38%, 11/15/39	1,000	980
4.63%, 2/15/40	1,000	1,006
1.13%, 5/15/40	3,500	2,176
4.38%, 5/15/40	500	489
1.13%, 8/15/40	3,500	2,153
3.88%, 8/15/40	1,000	920
1.38%, 11/15/40	4,000	2,548
4.25%, 11/15/40	1,000	959
1.88%, 2/15/41	5,000	3,439
4.75%, 2/15/41	1,000	1,013
2.25%, 5/15/41	3,750	2,723
4.38%, 5/15/41	1,000	969
1.75%, 8/15/41	5,500	3,652
3.75%, 8/15/41	1,000	896
2.00%, 11/15/41	5,000	3,439
3.13%, 11/15/41	1,000	820
2.38%, 2/15/42	4,000	2,910
3.13%, 2/15/42	1,000	817
3.00%, 5/15/42	1,000	799
3.25%, 5/15/42	3,000	2,481
2.75%, 8/15/42	1,500	1,148
3.38%, 8/15/42	3,000	2,518
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 44.6%continued
U.S. Treasury Bonds – 9.3%continued
2.75%, 11/15/42	$2,000	$1,524
4.00%, 11/15/42	3,000	2,737
3.13%, 2/15/43	1,000	804
3.88%, 2/15/43	3,000	2,685
2.88%, 5/15/43	2,500	1,927
3.88%, 5/15/43	3,000	2,680
3.63%, 8/15/43	2,000	1,721
4.38%, 8/15/43	3,300	3,145
3.75%, 11/15/43	2,000	1,748
4.75%, 11/15/43	3,000	2,997
3.63%, 2/15/44	2,000	1,712
4.50%, 2/15/44	3,000	2,899
3.38%, 5/15/44	1,000	823
4.63%, 5/15/44	3,500	3,432
3.13%, 8/15/44	2,000	1,577
4.13%, 8/15/44	3,000	2,748
3.00%, 11/15/44	2,000	1,540
4.63%, 11/15/44	3,000	2,937
2.50%, 2/15/45	2,500	1,760
4.75%, 2/15/45	3,300	3,282
3.00%, 5/15/45	1,500	1,149
5.00%, 5/15/45	1,000	1,027
2.88%, 8/15/45	1,000	748
3.00%, 11/15/45	1,000	762
2.50%, 2/15/46	2,000	1,386
2.50%, 5/15/46	2,000	1,381
2.25%, 8/15/46	3,000	1,965
2.88%, 11/15/46	1,500	1,104
3.00%, 2/15/47	2,000	1,502
3.00%, 5/15/47	2,000	1,498
2.75%, 8/15/47	3,000	2,138
2.75%, 11/15/47	3,000	2,133
3.00%, 2/15/48	3,000	2,229
3.13%, 5/15/48	3,000	2,276
3.00%, 8/15/48	3,500	2,589
3.38%, 11/15/48	3,500	2,769
3.00%, 2/15/49	4,000	2,947
2.88%, 5/15/49	3,500	2,512
2.25%, 8/15/49	3,500	2,196
2.38%, 11/15/49	3,500	2,251
2.00%, 2/15/50	4,500	2,642
1.25%, 5/15/50	5,000	2,402
1.38%, 8/15/50	5,500	2,712
NORTHERN FUNDS QUARTERLY REPORT  80 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 44.6%continued
U.S. Treasury Bonds – 9.3%continued
1.63%, 11/15/50	$5,000	$2,634
1.88%, 2/15/51	6,000	3,370
2.38%, 5/15/51	6,000	3,805
2.00%, 8/15/51	6,000	3,459
1.88%, 11/15/51	5,500	3,060
2.25%, 2/15/52	5,000	3,054
2.88%, 5/15/52	4,500	3,167
3.00%, 8/15/52	4,500	3,248
4.00%, 11/15/52	5,000	4,373
3.63%, 2/15/53	4,500	3,673
3.63%, 5/15/53	4,500	3,670
4.13%, 8/15/53	4,900	4,377
4.75%, 11/15/53	5,900	5,847
4.25%, 2/15/54	5,500	5,017
4.63%, 5/15/54	5,350	5,196
4.25%, 8/15/54	5,400	4,931
4.50%, 11/15/54	5,300	5,051
4.63%, 2/15/55	5,300	5,159
4.75%, 5/15/55	3,500	3,480
		215,058
U.S. Treasury Notes – 35.3%
4.50%, 7/15/26	5,000	5,026
1.50%, 8/15/26	10,000	9,732
4.38%, 8/15/26	5,000	5,022
0.75%, 8/31/26	5,000	4,819
3.75%, 8/31/26	5,000	4,988
4.63%, 9/15/26	5,000	5,040
1.63%, 9/30/26	5,000	4,862
3.50%, 9/30/26	5,000	4,974
4.63%, 10/15/26	10,000	10,089
1.13%, 10/31/26	5,000	4,822
2.00%, 11/15/26	10,000	9,750
4.63%, 11/15/26	10,000	10,097
1.25%, 11/30/26	5,000	4,821
4.25%, 11/30/26	5,000	5,026
4.38%, 12/15/26	5,000	5,037
1.25%, 12/31/26	5,000	4,813
4.25%, 12/31/26	5,000	5,029
1.50%, 1/31/27	10,000	9,646
4.13%, 1/31/27	5,000	5,023
2.25%, 2/15/27	5,000	4,878
1.13%, 2/28/27	5,000	4,786
4.13%, 2/28/27	5,000	5,026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 44.6%continued
U.S. Treasury Notes – 35.3%continued
4.25%, 3/15/27	$5,000	$5,038
2.50%, 3/31/27	5,000	4,893
3.88%, 3/31/27	5,000	5,008
2.75%, 4/30/27	5,000	4,911
3.75%, 4/30/27	5,000	4,999
2.38%, 5/15/27	5,000	4,876
4.50%, 5/15/27	5,000	5,066
0.50%, 5/31/27	5,000	4,703
2.63%, 5/31/27	5,000	4,897
3.88%, 5/31/27	5,000	5,012
4.63%, 6/15/27	5,000	5,083
3.25%, 6/30/27	5,000	4,955
4.38%, 7/15/27	5,000	5,062
2.75%, 7/31/27	5,000	4,903
3.75%, 8/15/27	5,000	5,002
0.50%, 8/31/27	5,000	4,668
3.13%, 8/31/27	5,000	4,938
3.38%, 9/15/27	5,000	4,965
0.38%, 9/30/27	5,000	4,643
4.13%, 9/30/27	5,000	5,046
3.88%, 10/15/27	5,000	5,017
0.50%, 10/31/27	5,000	4,644
4.13%, 10/31/27	5,000	5,046
2.25%, 11/15/27	5,000	4,835
0.63%, 11/30/27	5,000	4,648
4.00%, 12/15/27	5,000	5,036
0.63%, 12/31/27	5,000	4,636
3.88%, 12/31/27	5,000	5,021
4.25%, 1/15/28	2,500	2,532
0.75%, 1/31/28	5,000	4,639
3.50%, 1/31/28	5,000	4,975
2.75%, 2/15/28	5,000	4,881
4.25%, 2/15/28	5,000	5,068
1.13%, 2/29/28	5,000	4,676
3.88%, 3/15/28	5,000	5,024
1.25%, 3/31/28	5,000	4,682
3.63%, 3/31/28	5,000	4,991
3.75%, 4/15/28	5,000	5,006
1.25%, 4/30/28	5,500	5,141
3.50%, 4/30/28	5,000	4,973
2.88%, 5/15/28	5,000	4,888
3.75%, 5/15/28	5,000	5,007
3.63%, 5/31/28	5,000	4,989
FIXED INCOME FUNDS 81 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 44.6%continued
U.S. Treasury Notes – 35.3%continued
1.25%, 6/30/28	$5,000	$4,655
4.00%, 6/30/28	5,000	5,043
1.00%, 7/31/28	5,000	4,610
4.13%, 7/31/28	5,000	5,060
2.88%, 8/15/28	5,000	4,877
1.13%, 8/31/28	5,000	4,617
1.25%, 9/30/28	5,000	4,626
4.63%, 9/30/28	5,000	5,138
1.38%, 10/31/28	5,000	4,636
4.88%, 10/31/28	5,000	5,180
3.13%, 11/15/28	5,000	4,907
1.50%, 11/30/28	5,000	4,647
4.38%, 11/30/28	5,000	5,104
1.38%, 12/31/28	5,000	4,619
3.75%, 12/31/28	5,000	5,004
1.75%, 1/31/29	5,000	4,671
4.00%, 1/31/29	5,000	5,045
2.63%, 2/15/29	5,000	4,815
1.88%, 2/28/29	5,000	4,686
4.25%, 2/28/29	5,000	5,088
2.38%, 3/31/29	5,000	4,764
4.13%, 3/31/29	5,000	5,068
2.88%, 4/30/29	5,000	4,847
4.63%, 4/30/29	5,000	5,156
2.38%, 5/15/29	5,000	4,756
2.75%, 5/31/29	5,000	4,821
4.50%, 5/31/29	5,000	5,136
3.25%, 6/30/29	5,000	4,909
4.25%, 6/30/29	5,000	5,093
4.00%, 7/31/29	5,000	5,047
1.63%, 8/15/29	5,000	4,604
3.13%, 8/31/29	5,000	4,879
3.63%, 8/31/29	5,000	4,975
3.50%, 9/30/29	5,000	4,950
3.88%, 9/30/29	5,000	5,023
4.00%, 10/31/29	3,000	3,029
4.13%, 10/31/29	5,000	5,071
3.88%, 11/30/29	5,000	5,022
4.13%, 11/30/29	5,000	5,073
4.38%, 12/31/29	5,000	5,124
4.25%, 1/31/30	5,000	5,099
1.50%, 2/15/30	5,000	4,525
4.00%, 2/28/30	8,500	8,583
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 44.6%continued
U.S. Treasury Notes – 35.3%continued
4.00%, 3/31/30	$5,000	$5,046
3.50%, 4/30/30	5,000	4,936
3.88%, 4/30/30	5,000	5,020
0.63%, 5/15/30	5,000	4,302
3.75%, 5/31/30	5,000	4,989
4.00%, 5/31/30	5,000	5,048
3.88%, 6/30/30	5,000	5,019
0.63%, 8/15/30	10,000	8,529
4.38%, 11/30/30	5,000	5,129
4.00%, 1/31/31	5,000	5,035
1.13%, 2/15/31	5,000	4,326
4.13%, 3/31/31	5,000	5,063
4.63%, 4/30/31	5,000	5,191
1.63%, 5/15/31	5,000	4,410
4.63%, 5/31/31	5,000	5,191
4.25%, 6/30/31	5,000	5,092
1.25%, 8/15/31	10,000	8,555
3.75%, 8/31/31	5,000	4,953
1.38%, 11/15/31	5,000	4,278
4.38%, 1/31/32	2,500	2,559
1.88%, 2/15/32	5,000	4,392
4.13%, 3/31/32	5,000	5,044
4.00%, 4/30/32	8,000	8,010
2.88%, 5/15/32	5,000	4,665
4.00%, 6/30/32	3,000	3,002
2.75%, 8/15/32	5,000	4,613
4.13%, 11/15/32	5,000	5,035
3.50%, 2/15/33	5,000	4,820
3.38%, 5/15/33	5,000	4,766
3.88%, 8/15/33	10,000	9,848
4.50%, 11/15/33	10,000	10,272
4.00%, 2/15/34	15,000	14,844
4.38%, 5/15/34	15,000	15,234
3.88%, 8/15/34	15,000	14,646
4.25%, 11/15/34	20,000	20,066
4.63%, 2/15/35	20,000	20,634
4.25%, 5/15/35	5,000	5,008
		812,481
Total U.S. Government Obligations
(Cost $1,073,252)		1,027,539

NORTHERN FUNDS QUARTERLY REPORT  82 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 0.5%
Arizona – 0.0%
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Build America Bonds,
4.84%, 1/1/41	$110	$103
California – 0.1%
Bay Area Toll Authority Toll Bridge Subordinate Revenue Bonds, Series S1, Build America Bonds,
7.04%, 4/1/50	150	170
Bay Area Toll Authority Toll Bridge Taxable Revenue Bonds, Series S3, Build America Bonds,
6.91%, 10/1/50	150	168
California State G.O. Unlimited Bonds, Build America Bonds,
7.30%, 10/1/39	920	1,064
7.63%, 3/1/40	405	485
7.60%, 11/1/40	100	121
East Bay Municipal Utility District Water System Subordinated Revenue Bonds, Build America Bonds,
5.87%, 6/1/40	300	315
Los Angeles Community College District G.O. Unlimited Bonds, Build America Bonds,
6.75%, 8/1/49	150	168
San Diego County Water Authority Financing Agency Water Revenue Bonds, Build America Bonds,
6.14%, 5/1/49	100	102
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Build America Bonds,
6.95%, 11/1/50	75	84
University of California Taxable General Revenue Bonds, Series AD,
4.86%, 5/15/12(7)	500	415
		3,092
Connecticut – 0.0%
Connecticut State Taxable G.O. Unlimited Bonds, Series A,
5.85%, 3/15/32	300	322
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.5%continued
Georgia – 0.0%
Municipal Electric Authority of Georgia Revenue Bonds, Build America Bonds,
6.66%, 4/1/57	$92	$98
Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds,
6.64%, 4/1/57	63	68
7.06%, 4/1/57	279	310
		476
Illinois – 0.1%
Chicago Transit Authority Sales & Transfer Tax Receipts Pension Funding Taxable Revenue Bonds, Series A,
6.90%, 12/1/40	272	301
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series B, Build America Bonds,
6.20%, 12/1/40	140	145
Illinois State Taxable Pension G.O. Unlimited Bonds,
5.10%, 6/1/33	615	617
		1,063
Massachusetts – 0.0%
Massachusetts State G.O. Limited Bonds, Series D, Build America Bonds,
4.50%, 8/1/31	250	250
Massachusetts State School Building Authority Sales TRB, Build America Bonds,
5.72%, 8/15/39	100	103
		353
Mississippi – 0.0%
Mississippi State G.O. Unlimited Bonds, Series F, Build America Bonds,
5.25%, 11/1/34	100	101
Nevada – 0.0%
Clark County Airport System Taxable Revenue Bonds, Series C, Build America Bonds,
6.82%, 7/1/45	200	223
FIXED INCOME FUNDS 83 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.5%continued
New Jersey – 0.0%
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, Build America Bonds,
6.56%, 12/15/40	$200	$218
New Jersey State Turnpike Authority Taxable Revenue Bonds, Build America Bonds,
7.41%, 1/1/40	125	149
Rutgers State University Revenue Bonds, Build America Bonds,
5.67%, 5/1/40	145	146
		513
New York – 0.1%
Metropolitan Transportation Authority Dedicated Tax Fund, Build America Revenue Bonds,
7.34%, 11/15/39	70	83
Metropolitan Transportation Authority Taxable Revenue Bonds, Build America Bonds,
6.81%, 11/15/40	35	38
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Build America Bonds,
5.75%, 6/15/41	200	202
5.72%, 6/15/42	250	250
New York G.O. Unlimited Bonds, Build America Bonds,
5.52%, 10/1/37	100	102
New York State Dormitory Authority Personal Income TRB, Series D, Build America Bonds,
5.60%, 3/15/40	250	254
New York State Dormitory Authority State Personal Income Tax Build America Revenue Bonds, Unrefunded Balance,
5.63%, 3/15/39	75	77
New York State Urban Development Corp. Taxable Revenue Bonds, Build America Bonds,
5.77%, 3/15/39	75	77
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.5%continued
New York – 0.1%continued
Port Authority of New York & New Jersey Consolidated 164th Taxable Revenue Bonds,
5.65%, 11/1/40	$350	$364
Port Authority of New York & New Jersey Consolidated 165th Taxable Revenue Bonds,
5.65%, 11/1/40	200	208
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds,
4.93%, 10/1/51	250	231
		1,886
Ohio – 0.1%
American Municipal Power-Ohio, Inc., Revenue Bonds, Subseries B, Build America Bonds,
6.45%, 2/15/44	200	212
American Municipal Power-Ohio, Inc., Taxable Revenue Bonds, Series B, Build America Bonds, Combined Hydroelectric Projects,
8.08%, 2/15/50	300	380
Ohio State University Revenue Bonds, Series C, Build America Bonds,
4.91%, 6/1/40	190	185
Ohio State University Taxable Revenue Bonds, Series A,
4.80%, 6/1/11(4)	200	167
		944
Pennsylvania – 0.0%
State Public School Building Authority Taxable Revenue Bonds, Series A, Qualified School Construction Bonds,
5.00%, 9/15/27	200	202
Tennessee – 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority Subordinate Taxable Revenue Bonds, Series B, Build America Bonds,
6.73%, 7/1/43	100	107
NORTHERN FUNDS QUARTERLY REPORT  84 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.5%continued
Texas – 0.1%
Dallas Area Rapid Transit Sales TRB, Build America Bonds,
5.02%, 12/1/48	$180	$162
Dallas Independent School District Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (PSF, Gtd.),
6.45%, 2/15/35	200	201
North Texas Tollway Authority Revenue Bonds, Build America Bonds,
6.72%, 1/1/49	125	137
San Antonio Electric & Gas Revenue Bonds, Build America Bonds,
5.99%, 2/1/39	200	209
Texas State Taxable G.O. Unlimited Bonds, Build America Bonds,
5.52%, 4/1/39	200	206
Texas Transportation Commission State Highway Fund Taxable Revenue Bonds, Series B, First Tier,
5.18%, 4/1/30	300	306
University of Texas Revenue Bonds, Series C, Build America Bonds,
4.79%, 8/15/46	100	93
		1,314
Virginia – 0.0%
University of Virginia University Taxable Revenue Refunding Bonds,
2.26%, 9/1/50	300	171
Washington – 0.0%
Central Puget Sound Regional Transportation Authority Sales & Use TRB, Build America Bonds,
5.49%, 11/1/39	80	81
Total Municipal Bonds
(Cost $10,977)		10,951

	NUMBER OF SHARES	VALUE (000S)
OTHER – 0.0%
Escrow Lehman Brothers Holdings Capital Trust VII (14) (15) *	50,000	$—
Total Other
(Cost $39)		—

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 3.1%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 4.39%(16) (17) (18)	8,526,703	$8,527
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.15%(16) (17)	62,091,482	62,091
Total Investment Companies
(Cost $70,618)		70,618

Total Investments – 101.8%
(Cost $2,481,077)		2,346,392
Liabilities less Other Assets – (1.8%)		(41,378)
NET ASSETS – 100.0%		$2,305,014

(1)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(2)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At June 30,
2025, the value of these securities amounted to approximately $4,220,000 or 0.2% of net assets.

(3)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2025.
(4)	Century bond maturing in 2111.
(5)	Century bond maturing in 2114.
(6)	Century bond maturing in 2116.
(7)	Century bond maturing in 2112.
(8)	Investment in affiliate.
(9)	Zero coupon bond.
(10)	Principal Amount and Value rounds to less than one thousand.
(11)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(12)	Variable or floating rate security. Rate as of June 30, 2025 is disclosed.
(13)	When-Issued Security. Coupon rate is not in effect at June 30, 2025.
(14)	Issuer has defaulted on terms of debt obligation.
(15)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(16)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(17)	7-day current yield as of June 30, 2025 is disclosed.
(18)	Investment of securities lending cash collateral in connection with securities lending.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

FIXED INCOME FUNDS 85 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
5Y - 5 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

Gtd. - Guaranteed

IBOR - Interbank Offered Rates

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

PSF - Permanent School Fund

SOFR - Secured Overnight Financing Rate

TBA - To be announced

TRB - Tax Revenue Bonds

USD - United States Dollar
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$9,720	$—	$9,720
Commercial Mortgage-Backed Securities	—	16,816	—	16,816
Corporate Bonds(1)	—	477,675	—	477,675
Foreign Issuer Bonds(1)	—	139,669	—	139,669
U.S. Government Agencies(1)	—	593,404	—	593,404
U.S. Government Obligations(1)	—	1,027,539	—	1,027,539
Municipal Bonds(1)	—	10,951	—	10,951
Investment Companies	70,618	—	—	70,618
Total Investments	$70,618	$2,275,774	$—	$2,346,392

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Nasdaq, Inc.	$306	$—	$—	$5	$306	300,000
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	—	23,816	15,289	3 (1)	8,527	8,526,703
Northern Institutional Funds - U.S. Government Portfolio (Shares)	41,789	110,434	90,132	458	62,091	62,091,482
Total	$42,095	$134,250	$105,421	$466	$70,924	70,918,185

(1)
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

NORTHERN FUNDS QUARTERLY REPORT  86 FIXED INCOME FUNDS

Schedule of Investments

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 95.8%
California – 95.8%
Alameda County Unified School District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 8/1/42	$2,000	$2,041
Albany Unified School District G.O. Unlimited Bonds, Series B, Measure B, Election of 2016,
5.00%, 8/1/43	1,000	1,017
Alum Rock Union Elementary School District G.O. Unlimited Refunding Bonds, Series B (BAM Insured),
5.00%, 8/1/33	1,750	1,987
Azusa Unified School District G.O. Unlimited Bonds, Series C, Election of 2014,
5.00%, 8/1/44	1,700	1,745
Bay Area Toll Authority Toll Bridge Subordinate Revenue Refunding Bonds, Series S-11,
5.00%, 4/1/32	795	910
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 8/1/31(1) (2)	3,500	3,479
California Community Choice Financing Authority Revenue Bonds, Clean Energy Project, Green Bonds,
4.00%, 12/1/27(1) (2)	1,400	1,404
California Community Choice Financing Authority Sustainable Revenue Bonds, Clean Energy Project,
5.00%, 12/1/32(1) (2)	1,250	1,291
5.00%, 8/1/33(1) (2)	2,000	2,144
California Community Choice Financing Authority Sustainable Revenue Bonds, Series E, Clean Energy Project,
5.00%, 9/1/32(1) (2)	2,320	2,451
California Community Choice Financing Authority Variable Revenue Bonds, Clean Energy Project, Green Bonds,
5.00%, 8/1/29(1) (2)	750	783
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
California – 95.8%continued
California Community Choice Financing Authority Variable Sustainable Revenue Bonds, Clean Energy Project,
5.00%, 9/1/32(1) (2)	$2,605	$2,771
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-2, Class A Social Certificates (FHLMC Insured),
3.75%, 3/25/35	1,897	1,889
California Public Finance Authority Revenue Refunding Bonds, Series A, PIH Health,
5.00%, 6/1/32	1,500	1,644
California School Finance Authority Educational Facilities Revenue Bonds, Series A,
4.00%, 7/1/40	800	719
California State Educational Facilities Authority Revenue Bonds, University of the Pacific,
5.00%, 11/1/43	610	640
5.00%, 11/1/44	700	730
California State Enterprise Development Authority Lease Revenue Bonds, Riverside County - Mead Valley Wellness Village Project,
5.00%, 11/1/32	2,875	3,268
California State Enterprise Development Authority Lease Revenue Bonds, Riverside County Library Facilities Project,
3.00%, 11/1/44	3,000	2,251
California State G.O. Unlimited Bonds, Prerefunded,
5.00%, 11/1/30(3)	25	28
California State G.O. Unlimited Bonds, Unrefunded Balance,
5.00%, 11/1/32	1,515	1,666
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/28	2,000	2,099
California State G.O. Unlimited Refunding Bonds, Bid Group C,
5.00%, 8/1/28	4,000	4,096
FIXED INCOME FUNDS 87 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
California – 95.8%continued
California State Health Facilities Financing Authority Revenue Bonds, Series B, Stanford Health Care,
5.00%, 8/15/33	$690	$791
California State Health Facilities Financing Authority Revenue Refunding Bonds, Cedars-Sinai Medical Center,
5.00%, 11/15/27	250	252
California State Health Facilities Financing Authority Revenue Refunding Bonds, Series A, El Camino Health,
5.00%, 2/1/33	700	793
California State Health Facilities Financing Authority Revenue Refunding Bonds, Sutter Health, Prerefunded,
5.00%, 11/15/26(3)	1,215	1,256
California State Health Facilities Financing Authority Variable Revenue Bonds, Children's Hospital of Orange County,
5.00%, 5/1/31(1) (2)	1,855	2,064
California State Health Facilities Financing Authority Variable Revenue Bonds, Providence St. Joseph Health,
10/1/32(1) (4)	2,000	2,152
California State Health Facilities Financing Authority Variable Revenue Bonds, Series B-2, Scripps Health,
5.00%, 2/4/31(1) (2)	1,350	1,492
California State Infrastructure & Economic Development Bank National Charter Equitable School Revolving Fund Revenue Bonds,
5.00%, 11/1/29	2,045	2,172
5.00%, 11/1/33	200	217
California State Infrastructure & Economic Development Bank Revenue Bonds, UCSF 2130 Third Street,
5.00%, 5/15/36	1,000	1,041
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
California – 95.8%continued
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Los Angeles Museum of Art Project,
1.20%, 6/1/28(1) (2)	$3,000	$2,743
California State Municipal Finance Authority MFH Revenue Bonds, Pass-Through Park Western Apartments (FNMA Insured),
2.65%, 8/1/36	3,257	2,731
California State Municipal Finance Authority Revenue Bonds, HumanGood, California Obligated Group,
3.00%, 10/1/46	1,000	707
California State Municipal Finance Authority Revenue Bonds, Series A, National University,
5.00%, 4/1/36	2,245	2,367
California State Municipal Finance Authority Revenue Refunding Bonds, Southwestern Law School,
4.00%, 11/1/41	400	350
California State Public Works Board Lease Revenue Refunding Bonds, Series C,
5.00%, 8/1/31	1,500	1,683
California State Public Works Board Lease Revenue Refunding Bonds, Various Capital Projects,
5.00%, 9/1/32	3,500	3,969
California State Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, CHF-Irvine, LLC-Phase I (BAM Insured),
5.00%, 5/15/33	4,630	4,997
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 11/1/31	4,560	4,775
5.25%, 10/1/39	1,500	1,515
California State Various Purpose G.O. Unlimited Refunding Bonds (BAM-TCRS Insured),
5.00%, 9/1/35	3,500	3,560
NORTHERN FUNDS QUARTERLY REPORT  88 FIXED INCOME FUNDS

Schedule of Investments

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
California – 95.8%continued
CSCDA Community Improvement Authority Essential Housing Senior Revenue Bonds, Crescent West Hollywood,
3.25%, 7/1/43	$1,000	$745
Desert Sands Unified School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/39	1,330	1,363
Desert Sands Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/32	1,230	1,407
East Side Union High School District Santa Clara County Election G.O. Unlimited Bonds, Series D, Election 2016,
5.00%, 8/1/32	750	852
East Side Union High School District Santa Clara County G.O. Unlimited Bonds, Series B (AGM Insured),
5.00%, 8/1/32	4,610	5,252
Evergreen School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/46	1,000	1,025
Fremont Unified School District Alameda County G.O. Unlimited Bonds, Series D,
2.00%, 8/1/35	3,985	3,211
Garden Grove Public Financing Authority Lease Revenue Bonds, Series A,
5.00%, 4/1/29	300	328
Garden Grove Public Financing Authority Lease Revenue Bonds, Series A (BAM Insured),
5.00%, 4/1/32	580	664
Golden State Tobacco Securitization Corp. Tobacco Settlement Taxable Revenue Refunding Bonds, Series A-1,
2.16%, 6/1/26	1,000	978
2.53%, 6/1/28	1,500	1,417
Hayward Unified School District G.O. Unlimited Refunding Bonds, Series B (AG Insured),
5.00%, 8/1/33	3,750	4,269
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
California – 95.8%continued
Imperial Irrigation District Electric Revenue Bonds, Series B-1,
5.00%, 11/1/46	$2,500	$2,514
Irvine Unified School District Special Refunding Tax Bonds, Community Facilities District No. 01-1 (BAM Insured),
5.00%, 9/1/32	1,400	1,594
Jefferson Union High School District San Mateo County G.O. Unlimited Bonds, Series C, 2020 Election Measure Z,
5.00%, 8/1/34	300	345
Lake Elsinore Facilities Financing Authority Local Agency Special TRB, Series A (AG Insured),
5.00%, 9/1/33	1,750	1,983
Long Beach Harbor Revenue Bonds, Series A (AMT),
5.00%, 5/15/30	1,300	1,338
Long Beach Harbor Revenue Refunding Bonds, Series C,
5.00%, 5/15/47	3,000	3,018
Long Beach Marina Revenue Refunding Bonds, Alamitos Bay Marina Project,
5.00%, 5/15/33	700	789
Los Alamitos Unified School District COPS, Capital Projects,
5.95%, 8/1/34	1,100	1,208
Los Angeles County Metropolitan Transportation Authority Sales Senior TRB, Series B,
5.00%, 7/1/36	2,975	3,109
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series D,
5.00%, 12/1/29	1,665	1,671
Los Angeles County Public Works Financing Authority Lease Revenue Refunding Bonds, Series B,
5.00%, 12/1/29	2,630	2,639
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International,
5.00%, 5/15/30	1,465	1,533
FIXED INCOME FUNDS 89 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
California – 95.8%continued
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.25%, 5/15/31	$2,000	$2,092
5.00%, 5/15/44	1,500	1,501
Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds (AMT), Unrefunded Balance,
5.00%, 5/15/32	2,840	3,043
Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/27	3,435	3,548
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series E,
5.00%, 7/1/33	4,210	4,621
Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series B,
5.00%, 7/1/43	1,850	1,853
Los Angeles Municipal Improvement Corp. Lease Revenue Bonds, Capital Equipment and Real Property,
5.00%, 5/1/30	600	661
Los Angeles Special Refunding Tax Bonds, Community Facilities District No. 4 Playa Vista,
5.00%, 9/1/30	775	857
Los Angeles Unified School District G.O. Unlimited Bonds, Series B-1, Election 2008 (BAM Insured),
5.00%, 7/1/31	1,500	1,579
Los Angeles Unified School District G.O. Unlimited Bonds, Series B-1, Election of 2008,
5.00%, 7/1/30	190	200
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/33	3,500	4,009
Menifee Special Tax, Community Facilities District McCall,
3.00%, 9/1/42	385	291
4.00%, 9/1/51	1,000	827
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
California – 95.8%continued
Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series B-3,
5.00%, 7/1/31(1) (2)	$2,920	$3,217
Moreland School District Refunding Bonds, Series A,
5.00%, 8/1/32	1,300	1,478
Mount Diablo Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/32	750	857
Mountain View Los Altos Union High School District G.O. Unlimited Convertible CABS, Series A, Election of 2010,
5.15%, 8/1/30	2,250	2,465
Natomas Unified School District G.O. Unlimited Bonds (AGM Insured),
3.00%, 8/1/39	1,655	1,396
3.00%, 8/1/40	2,325	1,905
3.00%, 8/1/41	2,590	2,064
Natomas Unified School District G.O. Unlimited Bonds, Election of 2014 (BAM Insured),
5.00%, 8/1/33	1,185	1,212
Ontario Public Financing Authority Lease Revenue Bonds, Series A,
5.00%, 11/1/32	300	340
5.00%, 11/1/33	475	541
Orange County Community Facilities District No. 2021-1 Rienda Special Tax Bonds, Series A,
5.00%, 8/15/37	1,000	1,049
Oxnard Union High School District G.O. Unlimited BANS,
6.00%, 2/1/30	1,000	1,145
Oxnard Union High School District G.O. Unlimited Bonds, Series A, Election of 2018, Prerefunded,
5.00%, 8/1/26(3)	2,000	2,053
Palm Springs Unified School District G.O. Unlimited Bonds, Series D, Election of 2008,
2.00%, 8/1/27	1,970	1,917
Peralta Community College District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/33	2,150	2,461
NORTHERN FUNDS QUARTERLY REPORT  90 FIXED INCOME FUNDS

Schedule of Investments

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
California – 95.8%continued
Perris Union High School District G.O. Unlimited Bonds, Series C, Election of 2012,
3.00%, 9/1/40	$875	$724
Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue Refunding Bonds, Rancho Redevelopment Project,
5.00%, 9/1/32	1,500	1,710
Redlands Unified School District G.O. Unlimited Refunding Bonds, San Bernardino County,
3.00%, 7/1/30	2,295	2,290
Rialto Unified School District COPS, Kitchen And Meeting (BAM Insured),
5.00%, 9/1/31	270	301
Sacramento County Airport System Revenue Refunding Bonds, Series A,
5.00%, 7/1/29	565	600
5.00%, 7/1/31	500	529
Sacramento County Airport System Revenue Refunding Bonds, Series B,
5.00%, 7/1/29	680	723
Sacramento County Special Refunding Tax Bonds, Metro Air Park Community Facilities,
5.00%, 9/1/27	1,000	1,036
San Diego Association of Governments South Bay Expressway Toll Senior Lien Revenue Bonds, Series A,
5.00%, 7/1/29	850	884
5.00%, 7/1/37	1,000	1,028
San Diego County Regional Airport Authority Senior Revenue Bonds, Private Activity (AMT),
7/1/36(4)	1,100	1,175
San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Capital Improvement Project,
5.00%, 10/15/31	1,000	1,133
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series (AMT),
5.25%, 5/1/41	1,000	1,037
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
California – 95.8%continued
San Francisco City & County COPS, Multiple Capital Projects,
2.00%, 10/1/33	$2,800	$2,395
San Francisco City & County Infrastructure & Revitalization Tax Allocation Bonds, Facilities Increment, Treasure Island,
5.00%, 9/1/37	375	387
San Francisco City & County Public Utilities Commission Wastewater Sustainable Revenue Bonds, Series C (SSIP),
5.00%, 10/1/31	2,000	2,266
San Francisco City & County Redevelopment Successor Agency Tax Allocation Refunding Bonds, Mission Bay South Redevelopment (AGC Insured),
5.00%, 8/1/31	1,150	1,280
5.00%, 8/1/32	1,420	1,592
San Francisco City & County Unified School District G.O. Unlimited Bonds, Proposition A, Series F&C,
3.25%, 6/15/32	1,500	1,469
San Francisco City & County Unified School District G.O. Unlimited Bonds, Series A, Election of 2016,
4.00%, 6/15/35	1,000	994
San Francisco County Transportation Authority Sales TRB,
3.00%, 2/1/30	5,000	4,984
San Joaquin Valley Clean Energy Authority Variable Sustainable Revenue Bonds, Clean Energy Project,
5.50%, 7/1/35(1) (2)	1,500	1,645
San Leandro Unified School District G.O. Unlimited Bonds, Series B, Election 2016 (BAM Insured),
5.00%, 8/1/32	560	592
Santa Clarita Community College District G.O. Unlimited Bonds,
3.00%, 8/1/44	1,000	767
FIXED INCOME FUNDS 91 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
California – 95.8%continued
Santa Rosa Elementary School District G.O. Unlimited Bonds, Series D, Election of 2014 (AGM Insured), Prerefunded,
5.00%, 8/1/26(3)	$1,145	$1,164
Santa Rosa High School District G.O. Unlimited Bonds, Series C, Election of 2014 (AGM Insured),
5.00%, 8/1/43	1,000	1,016
Silicon Valley Clean Water Wastewater Revenue Bonds, Series B,
0.50%, 3/1/26	3,000	2,945
Southern California Financing Authority Water Replenishment Assessment Revenue Bonds,
5.00%, 8/1/43	2,000	2,042
Southern California State Public Power Authority Revenue Refunding Bonds, Series A, Canyon Power Project,
5.00%, 7/1/35	1,000	1,075
Temecula Valley Unified School District Financing Authority Special Tax Refunding Bonds (BAM Insured),
5.00%, 9/1/32	670	762
Transbay Joint Powers Authority Senior Tax Allocation Bonds, Green Bonds,
5.00%, 10/1/29	465	488
5.00%, 10/1/34	600	619
University of California Revenue Refunding Bonds, Series B,
5.00%, 5/15/31	4,500	5,045
Val Verde Unified School District Special Refunding Tax Bonds,
5.00%, 9/1/32	245	280
Ventura Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/31	710	773
Vista Joint Powers Financing Authority Revenue Refunding Bonds, Series A,
5.00%, 5/1/33	900	1,026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
California – 95.8%continued
West Contra Costa Unified School District 2020 Election G.O. Unlimited Bonds, Series B (BAM Insured),
5.00%, 8/1/31	$235	$263
		224,153
Total Municipal Bonds
(Cost $235,812)		224,153

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.15%(5) (6)	2,806,693	$2,807
Total Investment Companies
(Cost $2,807)		2,807

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 2.9%
Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, San Francisco Bay Area,
2.95%, 4/1/26(1) (2)	$6,825	$6,805
Total Short-Term Investments
(Cost $6,830)		6,805

Total Investments – 99.9%
(Cost $245,449)		233,765
Other Assets less Liabilities – 0.1%		168
NET ASSETS – 100.0%		$233,933

(1)	Maturity date represents the puttable date.
(2)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of June 30,
2025 is disclosed.

(3)	Maturity date represents the prerefunded date.
(4)	When-Issued Security. Coupon rate is not in effect at June 30, 2025.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of June 30, 2025 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation
NORTHERN FUNDS QUARTERLY REPORT  92 FIXED INCOME FUNDS

Schedule of Investments

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued	June 30, 2025 (UNAUDITED)

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

CABS - Capital Appreciation Bonds

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

CSCDA - California Statewide Communities Development Authority

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

MFH - Multi-Family Housing

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$—	$224,153	$—	$224,153
Investment Companies	2,807	—	—	2,807
Short-Term Investments	—	6,805	—	6,805
Total Investments	$2,807	$230,958	$—	$233,765
Transactions in affiliated investments for the three months ended June 30, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$5,563	$33,939	$36,695	$69	$2,807	2,806,693
FIXED INCOME FUNDS 93 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

CALIFORNIA TAX-EXEMPT FUND	June 30, 2025 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 95.0%
California – 95.0%
Alameda County Unified School District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 8/1/42	$500	$510
Antioch Unified School District G.O. Unlimited Bonds, Series A, Election of 2024 (AGC Insured),
5.00%, 8/1/42	900	949
California Community Choice Financing Authority Revenue Bonds, Clean Energy Project, Green Bonds,
4.00%, 12/1/27(1) (2)	600	602
California Community Choice Financing Authority Sustainable Revenue Bonds, Clean Energy Project,
5.00%, 12/1/32(1) (2)	750	775
5.00%, 8/1/33(1) (2)	1,500	1,608
California Community Choice Financing Authority Sustainable Revenue Bonds, Series E, Clean Energy Project,
5.00%, 9/1/32(1) (2)	1,385	1,463
California Community Choice Financing Authority Variable Sustainable Revenue Bonds, Clean Energy Project,
5.00%, 9/1/32(1) (2)	500	532
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Series A,
4.00%, 6/1/35	885	877
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Sonoma County Securitization,
5.00%, 6/1/29	310	324
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	1,168	1,090
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-2, Class A Social Certificates (FHLMC Insured),
3.75%, 3/25/35	474	472
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.0%continued
California – 95.0%continued
California State Educational Facilities Authority Revenue Bonds, Art Center College of Design,
3.00%, 12/1/51	$600	$397
California State Educational Facilities Authority Revenue Bonds, University of the Pacific,
5.00%, 11/1/55	1,500	1,527
California State Enterprise Development Authority Lease Revenue Bonds, Riverside County - Mead Valley Wellness Village Project,
5.00%, 11/1/31	1,040	1,171
5.00%, 11/1/32	905	1,029
California State G.O. Unlimited Bonds,
3.00%, 12/1/46	300	232
California State G.O. Unlimited Refunding Bonds,
5.00%, 9/1/42	1,000	1,056
California State G.O. Unlimited Refunding Bonds, Group B,
5.00%, 10/1/28	790	850
California State Health Facilities Financing Authority Revenue Bonds, Subseries A-2, Kaiser Permanente,
4.00%, 11/1/44	2,000	1,796
California State Health Facilities Financing Authority Revenue Refunding Bonds, Series A, El Camino Health,
5.00%, 2/1/34	800	911
California State Health Facilities Financing Authority Variable Revenue Bonds, Children's Hospital of Orange County,
5.00%, 5/1/31(1) (2)	225	250
California State Health Facilities Financing Authority Variable Revenue Bonds, Providence St. Joseph Health,
10/1/32(1) (3)	1,000	1,076
California State Infrastructure & Economic Development Bank National Charter Equitable School Revolving Fund Revenue Bonds,
5.00%, 11/1/42	275	279
NORTHERN FUNDS QUARTERLY REPORT  94 FIXED INCOME FUNDS

Schedule of Investments

CALIFORNIA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.0%continued
California – 95.0%continued
California State Infrastructure & Economic Development Bank Revenue Bonds, Equitable School Revolving Fund,
5.00%, 11/1/44	$625	$625
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds,
1.75%, 8/1/26(1) (2)	3,500	3,425
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Los Angeles Museum of Art Project,
1.20%, 6/1/28(1) (2)	2,000	1,828
California State Municipal Finance Authority Lease Revenue Bonds, Orange County Civic Center Infrastructure Improvement Program,
5.00%, 6/1/32	1,500	1,587
California State Municipal Finance Authority Revenue Bonds, California Institute of the Arts,
4.00%, 10/1/51	250	199
California State Municipal Finance Authority Revenue Bonds, HumanGood, California Obligated Group,
3.00%, 10/1/49	1,000	679
California State Municipal Finance Authority Revenue Bonds, Samuel Merritt University,
5.25%, 6/1/53	500	517
California State Municipal Finance Authority Revenue Bonds, Series A, National University,
5.00%, 4/1/40	1,000	1,034
California State Municipal Finance Authority Revenue Refunding Bonds, Southwestern Law School,
4.00%, 11/1/41	175	153
California State Public Works Board Lease Revenue Refunding Bonds, Various Capital Projects,
5.00%, 9/1/27	1,750	1,841
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.0%continued
California – 95.0%continued
California State Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, CHF-Irvine, LLC-Phase I (BAM Insured),
5.00%, 5/15/33	$500	$540
3.00%, 5/15/51	500	356
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 11/1/31	1,000	1,047
California State Various Purpose G.O. Unlimited Refunding Bonds (BAM-TCRS Insured),
5.00%, 9/1/35	2,000	2,034
Carlsbad Unified School District G.O. Unlimited Bonds, Series A, Election of 2018,
3.00%, 8/1/42	550	434
Coachella Valley Water District Revenue COPS, Series A, Oasis Project,
4.00%, 8/1/46	1,750	1,613
CSCDA Community Improvement Authority Essential Housing Senior Revenue Bonds, Crescent West Hollywood,
4.30%, 7/1/59	500	389
Evergreen School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/46	1,300	1,333
Foothill Eastern Transportation Corridor Agency Toll Road Senior Lien Revenue Bonds, Series A,
4.00%, 1/15/46	250	235
Fremont Unified School District Alameda County G.O. Unlimited Bonds, Series D,
2.00%, 8/1/35	1,610	1,297
Imperial Irrigation District Electric Revenue Bonds, Series B-1,
5.00%, 11/1/46	1,500	1,509
Lake Elsinore Facilities Financing Authority Local Agency Special TRB, Series A (AG Insured),
5.00%, 9/1/34	1,000	1,135
FIXED INCOME FUNDS 95 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.0%continued
California – 95.0%continued
Long Beach Marina Revenue Refunding Bonds, Alamitos Bay Marina Project,
5.00%, 5/15/34	$700	$790
Los Angeles Community College District 2008 Election G.O. Unlimited Refunding Bonds, Series K,
4.00%, 8/1/39	2,915	2,834
Los Angeles County Community Facilities District No. 2021-01 Special TRB, Valencia Facilities,
5.00%, 9/1/52	500	499
Los Angeles County Metropolitan Transportation Authority Sales Senior TRB, Series B,
5.00%, 7/1/34	525	554
5.00%, 7/1/36	2,000	2,090
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series F, Green Bonds,
2.63%, 12/1/51	1,600	1,038
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series H,
5.25%, 12/1/41	1,000	1,089
Los Angeles Department of Airports Airport Senior Revenue Bonds (AMT), Private Activity,
5.50%, 5/15/47	1,000	1,030
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International,
5.00%, 5/15/31	1,000	1,043
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.00%, 5/15/44	500	500
Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds, Series A (AMT), P3 Project,
5.00%, 5/15/46	500	500
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series B,
5.00%, 7/1/40	1,000	1,029
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.0%continued
California – 95.0%continued
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series C,
5.00%, 7/1/52	$500	$501
Los Angeles Department of Water & Power Waterworks Revenue Refunding Bonds, Series A,
5.00%, 7/1/38	450	476
Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series B,
5.00%, 7/1/39	525	542
Los Angeles Harbor Department Sustainable Revenue Refunding Bonds, Exempt Facility,
5.00%, 8/1/44	375	403
Los Angeles Unified School District Sustainable G.O. Unlimited Bonds, Series QRR,
5.00%, 7/1/38	1,000	1,106
Los Rios Community College District G.O. Unlimited Bonds, Series D,
3.00%, 8/1/44	1,000	768
Lucia Mar Unified School District G.O. Unlimited Bonds, Series B, Election of 2016,
5.00%, 8/1/42	1,450	1,485
Menifee Special Tax, Community Facilities District McCall,
3.00%, 9/1/42	165	125
Mesa Water District COPS,
4.00%, 3/15/45	1,150	1,090
Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series B-3,
5.00%, 7/1/31(1) (2)	1,990	2,192
Modesto High School District Stanislaus County G.O. Unlimited Bonds, Series A,
5.00%, 8/1/48	1,000	1,027
Monterey County Financing Authority Revenue Refunding Bonds,
5.00%, 9/1/37	1,170	1,225
Mount Diablo Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/34	1,250	1,447
NORTHERN FUNDS QUARTERLY REPORT  96 FIXED INCOME FUNDS

Schedule of Investments

CALIFORNIA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.0%continued
California – 95.0%continued
Mountain View-Whisman School District G.O. Unlimited Bonds, Series B,
4.25%, 9/1/45	$500	$482
Newport Mesa Unified School District G.O. Unlimited CABS, Election of 2005,
0.00%, 8/1/33(4)	7,000	5,410
Ontario PFA Lease Revenue Bonds, Series A,
5.00%, 11/1/34	450	513
Perris Union High School District G.O. Unlimited Bonds, Series C, Election of 2012,
3.00%, 9/1/45	1,865	1,406
Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue Refunding Bonds, Rancho Redevelopment Project,
5.00%, 9/1/32	1,000	1,140
Redwood City Public Facilities & Infrastructure Authority Lease Revenue Bonds, Veterans Memorial Building,
3.00%, 6/1/51	1,750	1,222
Riverside County Transportation Commission Toll Senior Lien Revenue Refunding Bonds, RCTC 91 Express Lanes,
4.00%, 6/1/46	750	669
Sacramento County Special Refunding Tax Bonds, Metro Air Park Community Facilities,
5.00%, 9/1/34	1,000	1,050
San Carlos School District G.O. Unlimited Refunding Bonds,
5.00%, 10/1/41	400	435
San Diego Community College District G.O. Unlimited Bonds, Series A-1,
5.00%, 8/1/55	1,500	1,568
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/42	1,500	1,501
5.00%, 5/1/49	1,000	988
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.0%continued
California – 95.0%continued
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),
5.00%, 5/1/45	$1,000	$996
5.00%, 5/1/50	1,500	1,481
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series A (AMT),
5.00%, 5/1/30	915	978
San Francisco City & County COPS, Multiple Capital Projects,
2.00%, 10/1/33	1,200	1,026
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series D, Hetch Hetchy Water,
3.00%, 11/1/50	600	423
San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds, Subseries C, Green Bonds,
4.00%, 11/1/41	1,000	966
San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds, Sustainable Bonds,
5.00%, 11/1/32	205	235
San Francisco City & County Unified School District G.O. Unlimited Bonds, Series A, Election of 2016,
4.00%, 6/15/35	500	497
San Francisco Community College District G.O. Unlimited Bonds, Series A, Election of 2020,
3.00%, 6/15/45	1,000	751
San Joaquin Hills Transportation Corridor Agency Toll Road Senior Lien Revenue Refunding Bonds,
4.00%, 1/15/34	500	512
San Joaquin Valley Clean Energy Authority Variable Sustainable Revenue Bonds, Clean Energy Project,
5.50%, 7/1/35(1) (2)	1,000	1,097
FIXED INCOME FUNDS 97 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.0%continued
California – 95.0%continued
San Jose Financing Authority Wastewater Revenue Bonds, Series B, Green Bonds,
5.00%, 11/1/41	$500	$537
San Jose G.O. Unlimited Bonds, Series A-1,
5.00%, 9/1/42	1,310	1,356
Santa Clarita Community College District G.O. Unlimited Bonds, Election of 2016,
5.25%, 8/1/48	1,000	1,065
Santa Cruz County Capital Financing Authority Lease Revenue Bonds, Series A-1,
4.00%, 6/1/32	300	306
4.00%, 6/1/34	330	333
Silicon Valley Clean Water Wastewater Revenue Bonds, Series B,
0.50%, 3/1/26	2,000	1,963
Sonoma County Junior College District G.O. Unlimited Bonds, Series B,
3.00%, 8/1/36	900	828
Southwestern Community College District G.O. Unlimited Bonds, Series D,
4.00%, 8/1/33	650	684
Temecula Valley Unified School District Financing Authority Special Tax Refunding Bonds (BAM Insured),
5.00%, 9/1/32	2,575	2,930
Tobacco Securitization Authority Tobacco Settlement Senior Revenue Refunding Bonds, Sacramento County,
4.00%, 6/1/37	700	676
Transbay Joint Powers Authority Senior Tax Allocation Bonds, Green Bonds,
5.00%, 10/1/45	1,000	970
Turlock Irrigation District Revenue Refunding Bonds,
5.00%, 1/1/37	805	860
University of California General Revenue Refunding Bonds, Series AZ,
5.00%, 5/15/34	85	89
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.0%continued
California – 95.0%continued
University of California Revenue Refunding Bonds, Series B,
5.00%, 5/15/31	$1,375	$1,541
5.00%, 5/15/35	1,500	1,673
University of California Revenue Refunding Bonds, Series BH,
4.00%, 5/15/46	2,000	1,849
University of California Revenue Refunding Bonds, Series O, Limited Project,
5.00%, 5/15/58	2,500	2,508
Upper Santa Clara Valley Joint Powers Authority Revenue Refunding Bonds, Series A,
4.00%, 8/1/45	1,200	1,110
Western Placer Waste Management Authority Solid Waste Revenue Bonds, Material Recovery Facility Project,
5.00%, 6/1/40	625	678
		116,271
Total Municipal Bonds
(Cost $125,388)		116,271

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.7%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.15%(5) (6)	3,274,266	$3,274
Total Investment Companies
(Cost $3,274)		3,274

NORTHERN FUNDS QUARTERLY REPORT  98 FIXED INCOME FUNDS

Schedule of Investments

CALIFORNIA TAX-EXEMPT FUND continued	June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 2.9%
Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, San Francisco Bay Area,
2.95%, 4/1/26(1) (2)	$3,590	$3,580
Total Short-Term Investments
(Cost $3,594)		3,580

Total Investments – 100.6%
(Cost $132,256)		123,125
Liabilities less Other Assets – (0.6%)		(794)
NET ASSETS – 100.0%		$122,331

(1)	Maturity date represents the puttable date.
(2)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of June 30,
2025 is disclosed.

(3)	When-Issued Security. Coupon rate is not in effect at June 30, 2025.
(4)	Zero coupon bond.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of June 30, 2025 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CABS - Capital Appreciation Bonds

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

CSCDA - California Statewide Communities Development Authority

FHLMC - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

PFA - Public Finance Authority

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$—	$116,271	$—	$116,271
Investment Companies	3,274	—	—	3,274
Short-Term Investments	—	3,580	—	3,580
Total Investments	$3,274	$119,851	$—	$123,125
Transactions in affiliated investments for the nine months ended June 30, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$2,723	$13,066	$12,515	$19	$3,274	3,274,266
FIXED INCOME FUNDS 99 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

CORE BOND FUND	June 30, 2025 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 19.9%
Auto Loan – 11.2%
Carvana Auto Receivables Trust, Series 2025-P2, Class C
5.48%, 11/10/31	$400	$405
Drive Auto Receivables Trust, Series 2024-2, Class A3
4.50%, 9/15/28	2,390	2,389
Ford Credit Auto Lease Trust, Series 2023-B, Class A3
5.91%, 10/15/26	106	106
Ford Credit Auto Owner Trust, Series 2023-B, Class A3
5.23%, 5/15/28	120	120
Ford Credit Auto Owner Trust, Series 2024-B, Class A4
4.96%, 5/15/30	150	153
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class A3
4.66%, 2/16/28	51	51
GM Financial Consumer Automobile Receivables Trust, Series 2023-2, Class A3
4.47%, 2/16/28	114	114
Harley-Davidson Motorcycle Trust, Series 2023-A, Class A3
5.05%, 12/15/27	740	742
Harley-Davidson Motorcycle Trust, Series 2024-A, Class A3
5.37%, 3/15/29	110	111
Hyundai Auto Lease Securitization Trust, Series 2024-B, Class A3
5.41%, 5/17/27(1)	150	151
Hyundai Auto Receivables Trust, Series 2023-A, Class A3
4.58%, 4/15/27	104	104
Mercedes-Benz Auto Receivables Trust, Series 2021-1, Class A4
0.73%, 12/15/27	2,811	2,778
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A3
4.51%, 11/15/27	70	70
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3
5.63%, 11/15/28	1,335	1,342
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 19.9%continued
Auto Loan – 11.2%continued
Santander Drive Auto Receivables Trust, Series 2025-2, Class C
5.06%, 5/15/31	$549	$556
Tesla Auto Lease Trust, Series 2024-B, Class B
5.11%, 8/21/28(1)	500	501
Westlake Automobile Receivables Trust, Series 2023-3, Class A3
5.82%, 5/17/27(1)	187	188
Westlake Automobile Receivables Trust, Series 2025-P1, Class B
4.86%, 5/15/30(1)	100	101
Westlake Automobile Receivables Trust, Series 2025-P1, Class C
5.15%, 11/15/30(1)	200	202
		10,184
Credit Card – 0.3%
Discover Card Execution Note Trust, Series 2023-A1, Class A
4.31%, 3/15/28	230	230
Synchrony Card Funding LLC, Series 2024-A1, Class A
5.04%, 3/15/30	77	78
		308
Other – 2.7%
321 Henderson Receivables I LLC, Series 2007-3A, Class A
6.15%, 10/15/48(1)	224	231
CNH Equipment Trust, Series 2024-A, Class A3
4.77%, 6/15/29	100	101
CNH Equipment Trust, Series 2024-C, Class A3
4.03%, 1/15/30	200	200
Dell Equipment Finance Trust, Series 2023-1, Class A3
5.65%, 9/22/28(1)	104	104
Dell Equipment Finance Trust, Series 2023-3, Class A3
5.93%, 4/23/29(1)	110	111
Finance of America Structured Securities Trust, Series 2023-S2, Class A1
6.50%, 4/25/73(1)	265	266
NORTHERN FUNDS QUARTERLY REPORT  100 FIXED INCOME FUNDS

Schedule of Investments

CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 19.9%continued
Other – 2.7%continued
J.G. Wentworth XLI LLC
3.74%, 10/17/72(1)	$409	$364
JGWPT XXVII LLC, Series 2012-3A, Class A
3.22%, 9/15/65(1)	126	114
JGWPT XXX LLC, Series 2013-3A, Class A
4.08%, 1/17/73(1)	320	301
John Deere Owner Trust, Series 2024-A, Class A3
4.96%, 11/15/28	35	35
John Deere Owner Trust, Series 2024-C, Class A3
4.06%, 6/15/29	500	500
MMAF Equipment Finance LLC, Series 2022-B, Class A4
5.67%, 10/9/48(1)	160	160
		2,487
Whole Loan – 5.7%
Angel Oak Mortgage Trust, Series 2023-1, Class A1
(Step to 4.72% on 11/25/25), 4.75%, 9/26/67(1) (2)	222	221
Angel Oak Mortgage Trust, Series 2024-4, Class A1
(Step to 6.64% on 4/25/28), 6.20%, 1/25/69(1) (2)	513	517
Colt, Series 2024-7, Class A2
(Step to 6.79% on 12/25/28), 5.79%, 12/26/69(1) (2)	279	281
J.P. Morgan Mortgage Trust, Series 2022-7, Class 1A2
3.00%, 12/25/52(1) (3)	261	222
J.P. Morgan Mortgage Trust, Series 2023-1, Class A3A
5.00%, 6/25/53(1) (3)	188	183
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class A1
2.50%, 6/25/51(1) (3)	259	211
OBX Trust, Series 2023-NQM7, Class A1
(Step to 7.61% on 10/25/27), 6.84%, 4/25/63(1) (2)	305	308
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 19.9%continued
Whole Loan – 5.7%continued
OBX Trust, Series 2023-NQM7, Class A3
(Step to 7.61% on 10/25/27), 7.30%, 4/25/63(1) (2)	$65	$65
OBX Trust, Series 2024-NQM16, Class A3
(Step to 6.89% on 11/25/28), 5.89%, 10/25/64(1) (2)	399	400
OBX Trust, Series 2024-NQM2, Class A1
(Step to 6.88% on 2/25/28), 5.88%, 12/25/63(1) (2)	165	166
OBX Trust, Series 2024-NQM9, Class A1
(Step to 7.20% on 7/25/28), 6.03%, 1/25/64(1) (2)	234	235
PMT Loan Trust, Series 2024-INV1, Class A2
6.00%, 10/25/59(1) (3)	472	475
Provident Funding Mortgage Trust, Series 2024-1, Class A13
5.50%, 12/25/54(1) (3)	731	722
Santander Mortgage Asset Receivable Trust, Series 2025-NQM1, Class M1A
6.42%, 1/25/65(1)	508	514
Sequoia Mortgage Trust, Series 2023-1, Class A1
5.00%, 1/25/53(1)	82	80
Towd Point Mortgage Trust, Series 2022-1, Class A1
3.75%, 7/25/62(1)	584	555
Towd Point Mortgage Trust, Series 2022-4, Class A1
3.75%, 9/25/62(1)	68	65
		5,220
Total Asset-Backed Securities
(Cost $18,188)		18,199

COMMERCIAL MORTGAGE-BACKED SECURITIES – 4.7%
Non Agency – 4.7%
BANK, Series 2021-BN37, Class A5
2.62%, 11/15/64	250	219
BANK5 Trust, Series 2024-5YR6, Class A3
6.23%, 5/15/57	140	147
FIXED INCOME FUNDS 101 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.7%continued
Non Agency – 4.7%continued
BANK5, Series 2023-5YR2, Class A3
6.66%, 7/15/56	$210	$222
Benchmark Mortgage Trust, Series 2023-V3, Class A3
6.36%, 7/15/56	260	273
BMARK, Series 2023-V4, Class C
7.71%, 11/15/56(3)	352	368
BX Trust, Series 2024-PAT, Class A
(Floating, CME Term SOFR 1M + 2.09%, 2.09% Floor), 6.40%, 3/15/41(1) (4)	343	343
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class AS
3.59%, 4/15/49	165	159
COMM Mortgage Trust, Series 2024-277P, Class B
7.23%, 8/10/44(1) (3)	800	849
FIVE Mortgage Trust, Series 2023-V1, Class A3
5.67%, 2/10/56	260	267
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4
3.72%, 12/15/49	80	79
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class AS
3.90%, 3/15/49	115	113
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A4
2.93%, 7/15/48	90	88
Wells Fargo Commercial Mortgage Trust, Series 2024-C63, Class A5
5.31%, 8/15/57	1,100	1,123
		4,250
Total Commercial Mortgage-Backed Securities
(Cost $4,199)		4,250

CORPORATE BONDS – 20.7%
Aerospace & Defense – 0.4%
Howmet Aerospace, Inc.,
4.85%, 10/15/31	110	111
Lockheed Martin Corp.,
4.70%, 12/15/31	230	233
		344
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Apparel & Textile Products – 0.3%
Ralph Lauren Corp.,
5.00%, 6/15/32	$270	$274
Asset Management – 2.0%
Ares Capital Corp.,
5.95%, 7/15/29	160	164
Blackstone Private Credit Fund,
2.63%, 12/15/26	300	290
5.95%, 7/16/29	160	163
5.25%, 4/1/30	300	297
Blue Owl Credit Income Corp.,
7.95%, 6/13/28	450	481
Citadel L.P.,
6.38%, 1/23/32 (1)	390	407
		1,802
Banking – 4.6%
Bank of America Corp.,
(Variable, U.S. SOFR + 1.57%), 5.82%, 9/15/29 (5)	165	172
(Variable, U.S. SOFR + 1.22%), 2.65%, 3/11/32 (5)	84	75
(Variable, U.S. SOFR + 1.21%), 2.57%, 10/20/32 (5)	210	185
Citigroup, Inc.,
(Variable, CME Term SOFR 3M + 1.41%), 3.52%, 10/27/28 (5)	131	128
(Variable, U.S. SOFR + 3.91%), 4.41%, 3/31/31 (5)	133	132
(Variable, U.S. SOFR + 1.45%), 5.45%, 6/11/35 (5)	170	174
Fifth Third Bancorp,
(Variable, U.S. SOFR + 2.34%), 6.34%, 7/27/29 (5)	130	137
Huntington Bancshares, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.70%), 6.14%, 11/18/39 (5)	270	275
JPMorgan Chase & Co.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.15%), 6.50%, 4/1/30 (5) (6)	300	310
(Variable, U.S. SOFR + 1.16%), 5.58%, 4/22/30 (5)	700	727
(Variable, U.S. SOFR + 2.08%), 4.91%, 7/25/33 (5)	252	253
NORTHERN FUNDS QUARTERLY REPORT  102 FIXED INCOME FUNDS

Schedule of Investments

CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Banking – 4.6%continued
KeyBank N.A.,
5.00%, 1/26/33	$210	$207
M&T Bank Corp.,
(Variable, U.S. SOFR + 2.80%), 7.41%, 10/30/29 (5)	160	174
(Variable, U.S. SOFR + 1.40%), 5.18%, 7/8/31 (5)	440	447
U.S. Bancorp,
(Variable, U.S. SOFR + 2.09%), 5.85%, 10/21/33 (5)	281	296
Wells Fargo & Co.,
(Variable, U.S. SOFR + 2.10%), 2.39%, 6/2/28 (5)	159	153
(Variable, U.S. SOFR + 1.50%), 5.20%, 1/23/30 (5)	300	307
		4,152
Beverages – 0.0%
Constellation Brands, Inc.,
2.88%, 5/1/30	44	41
Biotechnology & Pharmaceuticals – 0.3%
AbbVie, Inc.,
3.20%, 11/21/29	300	287
Commercial Support Services – 0.4%
Republic Services, Inc.,
5.15%, 3/15/35	380	387
Construction Materials – 0.9%
CRH America Finance, Inc.,
5.50%, 1/9/35	290	297
Vulcan Materials Co.,
5.35%, 12/1/34	525	535
		832
Electric Utilities – 1.5%
Ameren Corp.,
3.50%, 1/15/31	93	88
Berkshire Hathaway Energy Co.,
1.65%, 5/15/31	130	111
Consolidated Edison Co. of New York, Inc.,
3.35%, 4/1/30	2	2
Duke Energy Progress LLC,
3.40%, 4/1/32	114	106
5.25%, 3/15/33	173	178
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Electric Utilities – 1.5%continued
PacifiCorp,
5.45%, 2/15/34	$230	$233
PSEG Power LLC,
5.75%, 5/15/35 (1)	575	592
Virginia Electric and Power Co.,
2.40%, 3/30/32	92	80
		1,390
Electrical Equipment – 0.2%
Hubbell, Inc.,
2.30%, 3/15/31	180	159
Energy – 0.1%
Cheniere Energy Partners L.P.,
5.75%, 8/15/34	65	67
Entertainment Content – 0.2%
Discovery Communications LLC,
3.63%, 5/15/30	225	182
Food – 0.1%
Tyson Foods, Inc.,
4.35%, 3/1/29	47	47
Health Care Facilities & Services – 0.8%
Cardinal Health, Inc.,
5.35%, 11/15/34	450	459
Cencora, Inc.,
5.15%, 2/15/35	270	272
		731
Home Construction – 0.0%
Mohawk Industries, Inc.,
5.85%, 9/18/28	2	2
Institutional Financial Services – 1.0%
LPL Holdings, Inc.,
5.75%, 6/15/35	290	293
Morgan Stanley,
(Variable, U.S. SOFR + 1.63%), 5.45%, 7/20/29 (5)	262	270
(Variable, U.S. SOFR + 1.83%), 6.41%, 11/1/29 (5)	159	168
(Variable, U.S. SOFR + 1.14%), 2.70%, 1/22/31 (5)	187	173
		904
Insurance – 1.1%
Arthur J Gallagher & Co.,
5.15%, 2/15/35	270	270
FIXED INCOME FUNDS 103 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Insurance – 1.1%continued
Marsh & McLennan Cos., Inc.,
5.15%, 3/15/34	$190	$194
New York Life Global Funding,
4.40%, 4/25/28 (1)	440	443
Sammons Financial Group, Inc.,
6.88%, 4/15/34 (1)	105	113
		1,020
Internet Media & Services – 1.5%
Alphabet, Inc.,
5.25%, 5/15/55	380	374
5.30%, 5/15/65	380	372
Expedia Group, Inc.,
5.40%, 2/15/35	650	655
		1,401
Machinery – 0.5%
Caterpillar, Inc.,
5.20%, 5/15/35	410	418
Oil & Gas Supply Chain – 0.9%
Marathon Petroleum Corp.,
5.70%, 3/1/35	380	385
ONEOK, Inc.,
6.05%, 9/1/33	58	61
Ovintiv, Inc.,
6.25%, 7/15/33	325	336
		782
Real Estate Investment Trusts – 0.8%
Boston Properties L.P.,
2.55%, 4/1/32	44	37
Essex Portfolio L.P.,
2.65%, 3/15/32	66	58
NNN REIT, Inc.,
5.50%, 6/15/34	130	133
Omega Healthcare Investors, Inc.,
3.38%, 2/1/31	18	17
Store Capital LLC,
5.40%, 4/30/30 (1)	480	486
		731
Retail - Discretionary – 0.0%
Tractor Supply Co.,
1.75%, 11/1/30	23	20
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Semiconductors – 0.7%
Broadcom, Inc.,
4.80%, 10/15/34	$110	$108
Foundry JV Holdco LLC,
6.30%, 1/25/39 (1)	450	471
KLA Corp.,
5.65%, 11/1/34	71	75
		654
Software – 0.6%
Fortinet, Inc.,
2.20%, 3/15/31	97	86
Synopsys, Inc.,
5.15%, 4/1/35	420	423
VMware LLC,
1.80%, 8/15/28	42	39
		548
Specialty Finance – 0.9%
American Express Co.,
(Variable, U.S. SOFR + 1.79%), 5.67%, 4/25/36 (5)	300	311
Broadridge Financial Solutions, Inc.,
2.90%, 12/1/29	42	39
Capital One Financial Corp.,
(Variable, U.S. SOFR + 2.26%), 6.05%, 2/1/35 (5)	50	52
(Variable, U.S. SOFR + 2.04%), 6.18%, 1/30/36 (5)	310	316
GATX Corp.,
4.00%, 6/30/30	9	9
Synchrony Financial,
(Variable, U.S. SOFR Compounded Index + 2.13%), 5.94%, 8/2/30 (5)	120	123
		850
Technology Hardware – 0.0%
Motorola Solutions, Inc.,
2.30%, 11/15/30	44	39
Tobacco & Cannabis – 0.1%
Philip Morris International, Inc.,
1.75%, 11/1/30	102	89
Transportation & Logistics – 0.0%
Union Pacific Corp.,
2.38%, 5/20/31(7)	1	—
NORTHERN FUNDS QUARTERLY REPORT  104 FIXED INCOME FUNDS

Schedule of Investments

CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Transportation Equipment – 0.8%
Cummins, Inc.,
5.30%, 5/9/35	$700	$711
Total Corporate Bonds
(Cost $18,734)		18,864

FOREIGN ISSUER BONDS – 6.7%
Aerospace & Defense – 0.1%
Rolls-Royce PLC,
5.75%, 10/15/27(1)	70	72
Banking – 2.9%
Australia & New Zealand Banking Group Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.29%), 2.95%, 7/22/30 (1) (5)	322	322
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.35%), 5.82%, 6/18/36 (1) (5)	650	660
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.65%), 5.50%, 8/9/28 (5)	200	204
Commonwealth Bank of Australia,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.32%), 5.93%, 3/14/46 (1) (5)	200	196
HSBC Holdings PLC,
(Variable, U.S. SOFR + 1.90%), 5.87%, 11/18/35 (5)	330	334
KBC Group N.V.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.10%), 5.80%, 1/19/29 (1) (5)	200	207
Mitsubshi UFJ Financial Group, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.27%), 5.62%, 4/24/36 (5)	240	247
NatWest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.55%), 3.07%, 5/22/28 (5)	250	244
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.20%), 6.48%, 6/1/34 (5)	200	209
		2,623
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.7% continued
Beverages – 0.2%
Coca-Cola Europacific Partners PLC,
1.50%, 1/15/27 (1)	$1	$1
Coca-Cola Femsa S.A.B. de C.V.,
1.85%, 9/1/32	205	168
		169
Commercial Support Services – 0.4%
RELX Capital, Inc.,
5.25%, 3/27/35	330	338
Electrical Equipment – 0.4%
Tyco Electronics Group S.A.,
5.00%, 5/9/35	410	408
Metals & Mining – 0.7%
BHP Billiton Finance U.S.A. Ltd.,
5.30%, 2/21/35	650	663
Oil & Gas Supply Chain – 0.7%
Harbour Energy PLC,
6.33%, 4/1/35(1)	700	696
Specialty Finance – 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.00%, 10/29/28	190	181
4.63%, 9/10/29	150	150
5.38%, 12/15/31	600	613
3.40%, 10/29/33	53	46
Macquarie Airfinance Holdings Ltd.,
6.50%, 3/26/31 (1)	97	103
		1,093
Tobacco & Cannabis – 0.1%
Imperial Brands Finance PLC,
5.88%, 7/1/34(1)	80	82
Total Foreign Issuer Bonds
(Cost $6,100)		6,144

U.S. GOVERNMENT AGENCIES – 30.4% (8)
Fannie Mae – 15.3%
Fannie Mae-Aces, Series 2013-M6, Class 1AC,
3.49%, 2/25/43(3)	672	651
Pool #889641,
5.50%, 8/1/37	82	85
Pool #995802,
5.50%, 12/1/35	83	85
FIXED INCOME FUNDS 105 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.4% (8)continued
Fannie Mae – 15.3%continued
Pool #AB5209,
3.00%, 5/1/32	$156	$151
Pool #AD0248,
5.50%, 11/1/37	151	154
Pool #AD0494,
5.50%, 8/1/37	84	86
Pool #AD0925,
5.00%, 4/1/40	86	87
Pool #AL5119,
4.00%, 4/1/34	84	83
Pool #AL6041,
4.00%, 8/1/33	392	389
Pool #AL7497,
3.50%, 9/1/40	177	167
Pool #AL8352,
3.00%, 10/1/44	205	185
Pool #AQ5150,
2.50%, 11/1/42	559	495
Pool #AS3655,
4.50%, 10/1/44	112	109
Pool #AS6520,
3.50%, 1/1/46	200	186
Pool #AS6730,
3.50%, 2/1/46	256	237
Pool #AS7088,
2.50%, 5/1/31	62	59
Pool #AS8576,
4.50%, 12/1/46	143	139
Pool #BH6175,
3.50%, 7/1/47	66	61
Pool #BJ0686,
4.00%, 4/1/48	111	106
Pool #BM1761,
4.00%, 8/1/44	101	98
Pool #BM4056,
4.00%, 3/1/45	130	125
Pool #BM5984,
5.00%, 5/1/49	55	55
Pool #BM5996,
5.00%, 12/1/48	39	39
Pool #BW9921,
5.00%, 10/1/52	267	263
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.4% (8)continued
Fannie Mae – 15.3%continued
Pool #BX4910,
5.00%, 1/1/53	$216	$212
Pool #BX7244,
5.50%, 2/1/53	232	233
Pool #BX7768,
5.00%, 3/1/53	257	255
Pool #BY5368,
6.00%, 7/1/53	74	76
Pool #CA6359,
2.50%, 7/1/50	253	214
Pool #CB1666,
2.50%, 9/1/51	153	128
Pool #CB2286,
2.50%, 12/1/51	230	193
Pool #CB3515,
3.50%, 5/1/52	203	184
Pool #CB4842,
5.50%, 10/1/52	233	235
Pool #CB4844,
5.50%, 10/1/52	123	124
Pool #CB5113,
5.50%, 11/1/52	71	72
Pool #CB7114,
5.50%, 9/1/53	129	130
Pool #CB8223,
6.00%, 3/1/54	183	187
Pool #DA0017,
6.00%, 9/1/53	218	223
Pool #FM1303,
3.00%, 1/1/48	384	343
Pool #FM1472,
3.50%, 3/1/34	23	22
Pool #FM1534,
4.50%, 9/1/49	187	182
Pool #FM2671,
4.00%, 1/1/48	88	84
Pool #FM2921,
2.50%, 4/1/50	516	434
Pool #FM3173,
3.50%, 7/1/47	311	292
Pool #FM3201,
3.50%, 4/1/34	71	70
NORTHERN FUNDS QUARTERLY REPORT  106 FIXED INCOME FUNDS

Schedule of Investments

CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.4% (8)continued
Fannie Mae – 15.3%continued
Pool #FM3727,
3.00%, 7/1/50	$249	$218
Pool #FM4491,
3.50%, 12/1/36	206	200
Pool #FM5237,
5.00%, 7/1/47	126	128
Pool #FM6125,
2.50%, 1/1/51	283	239
Pool #FM8215,
2.50%, 3/1/51	252	212
Pool #FP0012,
3.00%, 8/1/51	227	201
Pool #FS2701,
2.50%, 2/1/35	160	154
Pool #FS3063,
4.50%, 10/1/52	346	333
Pool #FS3120,
5.00%, 9/1/52	336	331
Pool #FS3384,
4.50%, 10/1/50	293	285
Pool #FS3391,
2.50%, 8/1/51	297	250
Pool #FS3662,
5.00%, 1/1/53	258	255
Pool #FS4040,
5.00%, 2/1/53	241	239
Pool #FS4045,
5.50%, 2/1/53	228	229
Pool #FS4267,
4.50%, 3/1/38	273	272
Pool #FS4300,
5.50%, 4/1/53	163	164
Pool #FS4610,
6.50%, 6/1/40	109	115
Pool #FS4653,
5.50%, 5/1/53	163	163
Pool #FS4663,
5.00%, 5/1/53	267	263
Pool #FS5441,
6.00%, 8/1/53	249	255
Pool #FS5952,
6.50%, 10/1/53	176	184
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.4% (8)continued
Fannie Mae – 15.3%continued
Pool #FS6869,
7.00%, 1/1/40	$60	$63
Pool #MA2232,
3.50%, 4/1/35	147	142
Pool #MA2864,
3.50%, 1/1/47	249	230
Pool #MA3088,
4.00%, 8/1/47	174	165
Pool #MA3183,
4.00%, 11/1/47	342	323
Pool #MA3184,
4.50%, 11/1/47	63	61
Pool #MA3448,
5.00%, 8/1/48	91	91
Pool #MA4186,
3.00%, 10/1/35	88	84
Pool #MA5098,
5.50%, 7/1/43	170	173
		14,010
Freddie Mac – 11.8%
Freddie Mac REMICS, Series 3013, Class HZ,
5.00%, 8/15/35	145	148
Freddie Mac REMICS, Series 4077, Class TO,
0.00%, 5/15/41(9)	273	207
Freddie Mac REMICS, Series 5391, Class A,
5.50%, 11/25/51	146	148
Pool #1B3575,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.80%, 1.80% Floor, 11.42% Cap), 7.55%, 9/1/37(4)	3	3
Pool #1G2296,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 2.09%, 2.09% Floor, 11.34% Cap), 6.71%, 11/1/37(4)	8	8
Pool #QD2946,
2.50%, 12/1/51	242	202
Pool #QF3725,
5.00%, 11/1/52	256	252
FIXED INCOME FUNDS 107 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.4% (8)continued
Freddie Mac – 11.8%continued
Pool #QF8053,
5.50%, 2/1/53	$336	$338
Pool #QF8924,
5.50%, 3/1/53	260	262
Pool #QG4632,
5.50%, 6/1/53	252	253
Pool #RA3913,
2.50%, 11/1/50	578	489
Pool #RA7677,
5.00%, 7/1/52	236	234
Pool #RA8880,
5.50%, 4/1/53	241	243
Pool #RA9840,
5.50%, 9/1/53	248	251
Pool #RD5026,
3.00%, 4/1/30	35	34
Pool #SB0084,
3.00%, 2/1/32	173	169
Pool #SB0216,
3.00%, 12/1/32	58	57
Pool #SB0328,
3.00%, 6/1/34	184	178
Pool #SB0826,
2.50%, 1/1/35	185	177
Pool #SB8502,
2.00%, 8/1/35	429	395
Pool #SD0882,
2.50%, 2/1/52	99	83
Pool #SD1518,
4.50%, 8/1/52	254	245
Pool #SD1659,
2.50%, 2/1/52	294	247
Pool #SD1703,
5.00%, 9/1/52	376	371
Pool #SD2334,
5.00%, 2/1/53	259	255
Pool #SD2347,
5.50%, 2/1/53	244	247
Pool #SD2477,
5.50%, 3/1/53	268	271
Pool #SD2642,
5.50%, 4/1/53	252	253
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.4% (8)continued
Freddie Mac – 11.8%continued
Pool #SD2665,
6.00%, 4/1/53	$78	$80
Pool #SD2757,
5.00%, 5/1/53	252	248
Pool #SD2876,
3.00%, 7/1/46	245	222
Pool #SD2902,
5.50%, 5/1/53	157	157
Pool #SD2920,
5.50%, 5/1/53	255	257
Pool #SD2922,
5.00%, 5/1/53	264	261
Pool #SD2999,
5.50%, 6/1/53	255	257
Pool #SD3133,
5.00%, 6/1/53	197	195
Pool #SD3136,
5.50%, 6/1/53	261	262
Pool #SD3174,
5.50%, 6/1/53	254	255
Pool #SD3189,
6.00%, 6/1/53	183	188
Pool #SD3251,
6.00%, 7/1/53	234	239
Pool #SD3515,
6.00%, 7/1/53	155	158
Pool #SD3760,
6.00%, 8/1/53	196	200
Pool #SD4013,
4.00%, 5/1/53	177	166
Pool #SD4027,
6.50%, 10/1/53	219	228
Pool #SD4285,
5.50%, 11/1/53	209	211
Pool #SD5136,
6.00%, 4/1/54	183	188
Pool #ZK7457,
3.50%, 2/1/29	46	46
Pool #ZM5332,
3.00%, 1/1/48	193	171
Pool #ZS4687,
2.50%, 11/1/46	135	115
NORTHERN FUNDS QUARTERLY REPORT  108 FIXED INCOME FUNDS

Schedule of Investments

CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.4% (8)continued
Freddie Mac – 11.8%continued
Pool #ZT1333,
2.50%, 10/1/31	$369	$356
Seasoned Loans Structured Transaction Trust, Series 2019-2, Class A1C,
2.75%, 9/25/29	265	252
		10,732
Freddie Mac Gold – 0.8%
Pool #G07505,
7.00%, 2/1/39	114	124
Pool #G16396,
3.50%, 2/1/33	49	48
Pool #G30926,
3.50%, 4/1/36	46	44
Pool #G60948,
3.00%, 1/1/47	162	143
Pool #Q15842,
3.00%, 2/1/43	278	252
Pool #Q42460,
4.00%, 6/1/46	55	53
Pool #Q63667,
4.50%, 5/1/49	58	56
		720
Government National Mortgage Association – 0.2%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	157	146
Government National Mortgage Association I – 0.5%
Pool #604183,
5.50%, 4/15/33	1	1
Pool #633627,
5.50%, 9/15/34	2	2
Pool #757013,
3.50%, 12/15/40	233	217
Pool #786470,
5.00%, 11/15/40	226	229
		449
Government National Mortgage Association II – 1.8%
Pool #784801,
3.50%, 6/20/47	236	217
Pool #786922,
5.50%, 9/1/53	225	226
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.4% (8)continued
Government National Mortgage Association II – 1.8%continued
Pool #MA0089,
4.00%, 5/20/42	$352	$336
Pool #MA0782,
3.00%, 2/20/43	124	113
Pool #MA1287,
4.50%, 9/20/43	61	59
Pool #MA1996,
4.00%, 6/20/44	62	59
Pool #MA2755,
4.00%, 4/20/45	47	45
Pool #MA3666,
5.00%, 5/20/46	116	117
Pool #MA8346,
4.00%, 10/20/52	248	233
Pool #MA8724,
4.50%, 3/20/53	254	245
		1,650
Total U.S. Government Agencies
(Cost $28,782)		27,707

U.S. GOVERNMENT OBLIGATIONS – 14.6%
U.S. Treasury Bonds – 5.9%
4.63%, 5/15/44	1,382	1,355
4.50%, 11/15/54	3,299	3,144
4.63%, 2/15/55	890	866
		5,365
U.S. Treasury Notes – 6.3%
3.50%, 9/30/26	35	35
3.88%, 10/15/27(10)	180	181
3.75%, 4/15/28	200	200
4.25%, 1/31/30	1,013	1,033
3.88%, 4/30/30	2,015	2,023
3.88%, 8/15/34	1,493	1,458
4.63%, 2/15/35	828	854
		5,784
U.S. Treasury Strips – 2.4%
1.47%, 2/15/51(11)	7,762	2,213
Total U.S. Government Obligations
(Cost $15,731)		13,362

FIXED INCOME FUNDS 109 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.15%(12) (13)	2,330,626	$2,331
Total Investment Companies
(Cost $2,331)		2,331

Total Investments – 99.6%
(Cost $94,065)		90,857
Other Assets less Liabilities – 0.4%		367
NET ASSETS – 100.0%		$91,224

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At June 30,
2025, the value of these securities amounted to approximately
$14,057,000 or 15.4% of net assets.

(2)	Step coupon bond. Rate as of June 30, 2025 is disclosed.
(3)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(4)	Variable or floating rate security. Rate as of June 30, 2025 is disclosed.
(5)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2025.
(6)	Perpetual bond. Maturity date represents next call date.
(7)	Value rounds to less than one thousand.
(8)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(9)	Zero coupon bond.
(10)	A portion of this security has been pledged as collateral to cover margin requirements for open futures contracts.
(11)	Discount rate at the time of purchase.
(12)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(13)	7-day current yield as of June 30, 2025 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

IBOR - Interbank Offered Rates

REMICS - Real Estate Mortgage Investment Conduits

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At June 30, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
2-Year U.S. Treasury Note	18	$3,744	Long	9/25	$14
5-Year U.S. Treasury Note	49	5,341	Long	9/25	51
U.S. Treasury Long Bond	47	5,427	Long	9/25	202
Ultra 10-Year U.S. Treasury Note	(48)	(5,485)	Short	9/25	(122)
Ultra Long U.S. Treasury Bond	(16)	(1,906)	Short	9/25	(83)
Total					$62
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
NORTHERN FUNDS QUARTERLY REPORT  110 FIXED INCOME FUNDS

Schedule of Investments

CORE BOND FUND continued	June 30, 2025 (UNAUDITED)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$18,199	$—	$18,199
Commercial Mortgage-Backed Securities	—	4,250	—	4,250
Corporate Bonds(1)	—	18,864	—	18,864
Foreign Issuer Bonds(1)	—	6,144	—	6,144
U.S. Government Agencies(1)	—	27,707	—	27,707
U.S. Government Obligations(1)	—	13,362	—	13,362
Investment Companies	2,331	—	—	2,331
Total Investments	$2,331	$88,526	$—	$90,857
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$267	$—	$—	$267
Liabilities
Futures Contracts	(205)	—	—	(205)
Total Other Financial Instruments	$62	$—	$—	$62

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$128	$128	$— (1),*	$—	—
Northern Institutional Funds - U.S. Government Portfolio (Shares)	769	10,957	9,395	12	2,331	2,330,626
Total	$769	$11,085	$9,523	$12	$2,331	2,330,626

(1)
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

*	Amount rounds to less than one thousand.
FIXED INCOME FUNDS 111 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

FIXED INCOME FUND	June 30, 2025 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 14.7%
Auto Loan – 4.0%
Carvana Auto Receivables Trust, Series 2025-P2, Class C
5.48%, 11/10/31	$1,692	$1,715
Drive Auto Receivables Trust, Series 2024-2, Class B
4.52%, 7/16/29	500	500
Ford Credit Auto Lease Trust, Series 2023-B, Class A3
5.91%, 10/15/26	437	438
Ford Credit Auto Owner Trust, Series 2023-B, Class A3
5.23%, 5/15/28	441	443
Ford Credit Auto Owner Trust, Series 2024-B, Class A4
4.96%, 5/15/30	510	520
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class A3
4.66%, 2/16/28	244	244
GM Financial Consumer Automobile Receivables Trust, Series 2023-2, Class A3
4.47%, 2/16/28	476	476
Harley-Davidson Motorcycle Trust, Series 2024-A, Class A3
5.37%, 3/15/29	410	414
Hyundai Auto Lease Securitization Trust, Series 2024-B, Class A3
5.41%, 5/17/27(1)	550	554
Hyundai Auto Receivables Trust, Series 2023-A, Class A3
4.58%, 4/15/27	436	436
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A3
4.51%, 11/15/27	277	277
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3
5.63%, 11/15/28	420	422
Santander Drive Auto Receivables Trust, Series 2025-2, Class C
5.06%, 5/15/31	1,805	1,827
Tesla Auto Lease Trust, Series 2024-B, Class B
5.11%, 8/21/28(1)	1,600	1,604
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 14.7%continued
Auto Loan – 4.0%continued
Westlake Automobile Receivables Trust, Series 2023-3, Class A3
5.82%, 5/17/27(1)	$793	$795
Westlake Automobile Receivables Trust, Series 2025-P1, Class B
4.86%, 5/15/30(1)	300	303
Westlake Automobile Receivables Trust, Series 2025-P1, Class C
5.15%, 11/15/30(1)	800	808
		11,776
Credit Card – 0.4%
Discover Card Execution Note Trust, Series 2023-A1, Class A
4.31%, 3/15/28	940	939
Synchrony Card Funding LLC, Series 2024-A1, Class A
5.04%, 3/15/30	301	305
		1,244
Other – 3.6%
321 Henderson Receivables I LLC, Series 2007-3A, Class A
6.15%, 10/15/48(1)	963	993
CNH Equipment Trust, Series 2024-A, Class A3
4.77%, 6/15/29	400	402
CNH Equipment Trust, Series 2024-C, Class A3
4.03%, 1/15/30	1,000	999
Dell Equipment Finance Trust, Series 2023-1, Class A3
5.65%, 9/22/28(1)	420	421
Dell Equipment Finance Trust, Series 2023-3, Class A3
5.93%, 4/23/29(1)	449	451
Finance of America Structured Securities Trust, Series 2023-S2, Class A1
6.50%, 4/25/73(1)	1,058	1,064
J.G. Wentworth XLI LLC
3.74%, 10/17/72(1)	2,046	1,820
JGWPT XXVII LLC, Series 2012-3A, Class A
3.22%, 9/15/65(1)	474	428
NORTHERN FUNDS QUARTERLY REPORT  112 FIXED INCOME FUNDS

Schedule of Investments

FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 14.7%continued
Other – 3.6%continued
JGWPT XXX LLC, Series 2013-3A, Class A
4.08%, 1/17/73(1)	$1,150	$1,083
John Deere Owner Trust, Series 2024-A, Class A3
4.96%, 11/15/28	130	131
John Deere Owner Trust, Series 2024-C, Class A3
4.06%, 6/15/29	1,900	1,899
MMAF Equipment Finance LLC, Series 2022-B, Class A4
5.67%, 10/9/48(1)	530	530
MMAF Equipment Finance LLC, Series 2024-A, Class A3
4.95%, 7/14/31(1)	500	508
		10,729
Whole Loan – 6.7%
Angel Oak Mortgage Trust, Series 2023-1, Class A1
(Step to 4.72% on 11/25/25), 4.75%, 9/26/67(1) (2)	897	890
Angel Oak Mortgage Trust, Series 2024-4, Class A1
(Step to 6.64% on 4/25/28), 6.20%, 1/25/69(1) (2)	1,906	1,921
Colt, Series 2024-7, Class A2
(Step to 6.79% on 12/25/28), 5.79%, 12/26/69(1) (2)	1,304	1,310
J.P. Morgan Mortgage Trust, Series 2022-7, Class 1A2
3.00%, 12/25/52(1) (3)	1,130	960
J.P. Morgan Mortgage Trust, Series 2023-1, Class A3A
5.00%, 6/25/53(1) (3)	791	770
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class A1
2.50%, 6/25/51(1) (3)	1,102	897
OBX Trust, Series 2023-NQM7, Class A1
(Step to 7.61% on 10/25/27), 6.84%, 4/25/63(1) (2)	1,095	1,109
OBX Trust, Series 2023-NQM7, Class A3
(Step to 7.61% on 10/25/27), 7.30%, 4/25/63(1) (2)	278	282
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 14.7%continued
Whole Loan – 6.7%continued
OBX Trust, Series 2024-NQM16, Class A3
(Step to 6.89% on 11/25/28), 5.89%, 10/25/64(1) (2)	$1,744	$1,748
OBX Trust, Series 2024-NQM2, Class A1
(Step to 6.88% on 2/25/28), 5.88%, 12/25/63(1) (2)	652	655
OBX Trust, Series 2024-NQM9, Class A1
(Step to 7.20% on 7/25/28), 6.03%, 1/25/64(1) (2)	872	879
PMT Loan Trust, Series 2024-INV1, Class A2
6.00%, 10/25/59(1) (3)	1,698	1,711
Provident Funding Mortgage Trust, Series 2024-1, Class A13
5.50%, 12/25/54(1) (3)	2,650	2,617
Santander Mortgage Asset Receivable Trust, Series 2025-NQM1, Class M1A
6.42%, 1/25/65(1)	1,676	1,695
Sequoia Mortgage Trust, Series 2023-1, Class A1
5.00%, 1/25/53(1)	577	561
Towd Point Mortgage Trust, Series 2022-1, Class A1
3.75%, 7/25/62(1)	1,821	1,731
Towd Point Mortgage Trust, Series 2022-4, Class A1
3.75%, 9/25/62(1)	338	323
		20,059
Total Asset-Backed Securities
(Cost $43,747)		43,808

COMMERCIAL MORTGAGE-BACKED SECURITIES – 5.4%
Non Agency – 5.4%
BANK, Series 2021-BN37, Class A5
2.62%, 11/15/64	898	786
BANK5 Trust, Series 2024-5YR6, Class A3
6.23%, 5/15/57	590	621
BANK5, Series 2023-5YR2, Class A3
6.66%, 7/15/56	853	900
FIXED INCOME FUNDS 113 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.4%continued
Non Agency – 5.4%continued
Benchmark Mortgage Trust, Series 2023-V3, Class A3
6.36%, 7/15/56	$1,090	$1,142
BMARK, Series 2023-V4, Class C
7.71%, 11/15/56(3)	1,265	1,322
BX Trust, Series 2024-PAT, Class A
(Floating, CME Term SOFR 1M + 2.09%, 2.09% Floor), 6.40%, 3/15/41(1) (4)	1,208	1,208
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class AS
3.59%, 4/15/49	610	589
COMM Mortgage Trust, Series 2024-277P, Class B
7.23%, 8/10/44(1) (3)	2,900	3,079
FIVE Mortgage Trust, Series 2023-V1, Class A3
5.67%, 2/10/56	1,140	1,168
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4
3.72%, 12/15/49	350	346
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class AS
3.90%, 3/15/49	449	440
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A4
2.93%, 7/15/48	370	363
Wells Fargo Commercial Mortgage Trust, Series 2024-C63, Class A5
5.31%, 8/15/57	3,960	4,044
		16,008
Total Commercial Mortgage-Backed Securities
(Cost $15,809)		16,008

CORPORATE BONDS – 25.9%
Aerospace & Defense – 0.4%
Howmet Aerospace, Inc.,
4.85%, 10/15/31	420	425
Lockheed Martin Corp.,
4.70%, 12/15/31	790	800
		1,225
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 25.9% continued
Apparel & Textile Products – 0.3%
Ralph Lauren Corp.,
5.00%, 6/15/32	$920	$934
Asset Management – 2.5%
Ares Capital Corp.,
5.95%, 7/15/29	610	624
Blackstone Private Credit Fund,
2.63%, 12/15/26	720	696
5.95%, 7/16/29	595	606
5.25%, 4/1/30	1,125	1,115
Blue Owl Credit Income Corp.,
7.95%, 6/13/28	2,000	2,138
Citadel L.P.,
6.38%, 1/23/32 (1)	1,440	1,504
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
5.25%, 5/15/27	835	809
		7,492
Automotive – 0.2%
Ford Motor Credit Co. LLC,
4.95%, 5/28/27	313	311
6.80%, 11/7/28	305	316
		627
Banking – 4.8%
Bank of America Corp.,
(Variable, U.S. SOFR + 1.57%), 5.82%, 9/15/29 (5)	1,092	1,138
(Variable, U.S. SOFR + 1.21%), 2.57%, 10/20/32 (5)	954	841
Citigroup, Inc.,
(Variable, CME Term SOFR 3M + 1.41%), 3.52%, 10/27/28 (5)	1,010	989
(Variable, U.S. SOFR + 1.45%), 5.45%, 6/11/35 (5)	690	705
Fifth Third Bancorp,
(Variable, U.S. SOFR + 2.34%), 6.34%, 7/27/29 (5)	400	421
Huntington Bancshares, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.70%), 6.14%, 11/18/39 (5)	1,020	1,040
JPMorgan Chase & Co.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.15%), 6.50%, 4/1/30 (5) (6)	1,135	1,172
NORTHERN FUNDS QUARTERLY REPORT  114 FIXED INCOME FUNDS

Schedule of Investments

FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 25.9% continued
Banking – 4.8%continued
(Variable, U.S. SOFR + 1.16%), 5.58%, 4/22/30 (5)	$2,000	$2,077
KeyBank N.A.,
5.00%, 1/26/33	660	651
M&T Bank Corp.,
(Variable, U.S. SOFR + 2.80%), 7.41%, 10/30/29 (5)	660	716
(Variable, U.S. SOFR + 1.40%), 5.18%, 7/8/31 (5)	1,460	1,484
U.S. Bancorp,
(Variable, U.S. SOFR + 2.09%), 5.85%, 10/21/33 (5)	1,360	1,431
Wells Fargo & Co.,
(Variable, U.S. SOFR + 2.10%), 2.39%, 6/2/28 (5)	810	780
(Variable, U.S. SOFR + 1.50%), 5.20%, 1/23/30 (5)	1,000	1,024
		14,469
Beverages – 0.1%
Pernod Ricard International Finance LLC,
1.63%, 4/1/31(1)	370	312
Commercial Support Services – 0.4%
Republic Services, Inc.,
5.15%, 3/15/35	1,190	1,213
Construction Materials – 1.1%
CRH America Finance, Inc.,
5.50%, 1/9/35	1,320	1,353
Vulcan Materials Co.,
5.35%, 12/1/34	1,975	2,010
		3,363
Electric Utilities – 1.2%
Berkshire Hathaway Energy Co.,
1.65%, 5/15/31	395	336
Consolidated Edison Co. of New York, Inc.,
3.35%, 4/1/30	7	7
PacifiCorp,
5.45%, 2/15/34	900	913
Pattern Energy Operations L.P./Pattern Energy Operations, Inc.,
4.50%, 8/15/28 (1)	230	223
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 25.9% continued
Electric Utilities – 1.2%continued
PSEG Power LLC,
5.75%, 5/15/35 (1)	$1,950	$2,008
		3,487
Electrical Equipment – 0.2%
Hubbell, Inc.,
2.30%, 3/15/31	660	584
Energy – 0.1%
Cheniere Energy Partners L.P.,
5.75%, 8/15/34	260	267
Entertainment Content – 0.5%
Discovery Communications LLC,
3.63%, 5/15/30	1,000	810
TEGNA, Inc.,
5.00%, 9/15/29	775	740
		1,550
Finance Companies – 0.3%
Air Lease Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 0.00%), 6.00%, 9/24/29(5) (6)	800	782
Health Care Facilities & Services – 2.1%
AdaptHealth LLC,
5.13%, 3/1/30 (1)	850	808
Cardinal Health, Inc.,
5.35%, 11/15/34	1,850	1,887
Cencora, Inc.,
5.15%, 2/15/35	1,010	1,018
DaVita, Inc.,
3.75%, 2/15/31 (1)	825	750
LifePoint Health, Inc.,
8.38%, 2/15/32 (1)	850	906
UnitedHealth Group, Inc.,
4.00%, 5/15/29	770	761
		6,130
Home Construction – 0.0%
Mohawk Industries, Inc.,
5.85%, 9/18/28	7	7
Institutional Financial Services – 1.5%
Jane Street Group/JSG Finance, Inc.,
7.13%, 4/30/31 (1)	1,392	1,465
LPL Holdings, Inc.,
5.75%, 6/15/35	970	981
FIXED INCOME FUNDS 115 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 25.9% continued
Institutional Financial Services – 1.5%continued
Morgan Stanley,
(Variable, U.S. SOFR + 1.63%), 5.45%, 7/20/29 (5)	$1,170	$1,203
(Variable, U.S. SOFR + 1.83%), 6.41%, 11/1/29 (5)	660	699
		4,348
Insurance – 1.2%
Arthur J Gallagher & Co.,
5.15%, 2/15/35	1,000	1,001
Constellation Insurance, Inc.,
6.80%, 1/24/30 (1)	2,095	2,083
Sammons Financial Group, Inc.,
6.88%, 4/15/34 (1)	430	460
		3,544
Internet Media & Services – 1.6%
Alphabet, Inc.,
5.25%, 5/15/55	1,300	1,280
5.30%, 5/15/65	1,300	1,273
Expedia Group, Inc.,
5.40%, 2/15/35	2,225	2,241
		4,794
Leisure Facilities & Services – 0.3%
Carnival Corp.,
6.00%, 5/1/29(1)	825	834
Oil & Gas Supply Chain – 2.0%
Chord Energy Corp.,
6.75%, 3/15/33 (1)	850	868
Marathon Petroleum Corp.,
5.70%, 3/1/35	1,380	1,400
ONEOK, Inc.,
6.05%, 9/1/33	180	189
Ovintiv, Inc.,
6.25%, 7/15/33	1,200	1,239
Venture Global LNG, Inc.,
7.00%, 1/15/30 (1)	850	859
WPX Energy, Inc.,
4.50%, 1/15/30	1,593	1,573
		6,128
Real Estate Investment Trusts – 0.7%
NNN REIT, Inc.,
5.50%, 6/15/34	510	523
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 25.9% continued
Real Estate Investment Trusts – 0.7%continued
Store Capital LLC,
5.40%, 4/30/30 (1)	$1,580	$1,601
		2,124
Semiconductors – 0.6%
Foundry JV Holdco LLC,
6.30%, 1/25/39(1)	1,650	1,726
Software – 0.6%
Fortinet, Inc.,
2.20%, 3/15/31	275	242
Synopsys, Inc.,
5.15%, 4/1/35	1,370	1,381
VMware LLC,
1.80%, 8/15/28	135	125
4.70%, 5/15/30	205	206
		1,954
Specialty Finance – 2.6%
American Express Co.,
(Variable, U.S. SOFR + 1.79%), 5.67%, 4/25/36 (5)	1,040	1,077
Capital One Financial Corp.,
(Variable, U.S. SOFR + 2.26%), 6.05%, 2/1/35 (5)	220	229
(Variable, U.S. SOFR + 2.04%), 6.18%, 1/30/36 (5)	1,140	1,161
Enova International, Inc.,
9.13%, 8/1/29 (1)	424	446
Fortress Transportation and Infrastructure Investors LLC,
7.00%, 6/15/32 (1)	1,165	1,203
GATX Corp.,
4.00%, 6/30/30	5	5
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27 (1)	690	680
OneMain Finance Corp.,
5.38%, 11/15/29	825	812
Rocket Cos., Inc.,
6.38%, 8/1/33 (1)	1,600	1,637
Synchrony Financial,
(Variable, U.S. SOFR Compounded Index + 2.13%), 5.94%, 8/2/30 (5)	450	462
		7,712
NORTHERN FUNDS QUARTERLY REPORT  116 FIXED INCOME FUNDS

Schedule of Investments

FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 25.9% continued
Tobacco & Cannabis – 0.1%
Philip Morris International, Inc.,
1.75%, 11/1/30	$350	$305
Transportation & Logistics – 0.5%
XPO, Inc.,
7.13%, 2/1/32(1)	1,340	1,404
Total Corporate Bonds
(Cost $76,449)		77,315

FOREIGN ISSUER BONDS – 6.6%
Aerospace & Defense – 0.1%
Rolls-Royce PLC,
5.75%, 10/15/27(1)	375	385
Banking – 2.5%
Australia & New Zealand Banking Group Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.29%), 2.95%, 7/22/30 (1) (5)	620	619
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.35%), 5.82%, 6/18/36 (1) (5)	2,175	2,209
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.65%), 5.50%, 8/9/28 (5)	200	204
BNP Paribas S.A.,
(Variable, U.S. SOFR + 1.22%), 2.16%, 9/15/29 (1) (5)	430	399
Commonwealth Bank of Australia,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.32%), 5.93%, 3/14/46 (1) (5)	670	658
HSBC Holdings PLC,
(Variable, U.S. SOFR + 1.90%), 5.87%, 11/18/35 (5)	1,400	1,417
KBC Group N.V.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.10%), 5.80%, 1/19/29 (1) (5)	620	640
Mitsubshi UFJ Financial Group, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.27%), 5.62%, 4/24/36 (5)	1,030	1,059
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.6% continued
Banking – 2.5%continued
NatWest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.10%), 4.60%, 6/28/31 (5) (6)	$250	$219
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.75%), 8.13%, 11/10/33 (5) (6)	200	216
		7,640
Commercial Support Services – 0.4%
RELX Capital, Inc.,
5.25%, 3/27/35	1,120	1,146
Electrical Equipment – 0.5%
Tyco Electronics Group S.A.,
5.00%, 5/9/35	1,390	1,384
Food – 0.1%
NBM U.S. Holdings, Inc.,
7.00%, 5/14/26(1)	333	333
Leisure Facilities & Services – 0.0%
Sands China Ltd.,
2.85%, 3/8/29(7)	—	—
Metals & Mining – 0.8%
BHP Billiton Finance U.S.A. Ltd.,
5.30%, 2/21/35	2,250	2,297
Oil & Gas Supply Chain – 0.8%
Harbour Energy PLC,
6.33%, 4/1/35(1)	2,300	2,287
Specialty Finance – 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.00%, 10/29/28	405	386
4.63%, 9/10/29	860	860
5.38%, 12/15/31	2,150	2,197
Macquarie Airfinance Holdings Ltd.,
6.50%, 3/26/31 (1)	375	397
		3,840
Tobacco & Cannabis – 0.1%
Imperial Brands Finance PLC,
5.88%, 7/1/34(1)	345	354
Total Foreign Issuer Bonds
(Cost $19,412)		19,666

FIXED INCOME FUNDS 117 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 35.9% (8)
Fannie Mae – 17.4%
Fannie Mae-Aces, Series 2013-M6, Class 1AC,
3.49%, 2/25/43(3)	$2,476	$2,397
Pool #545003,
8.00%, 5/1/31(7)	—	—
Pool #545437,
7.00%, 2/1/32	11	12
Pool #545556,
7.00%, 4/1/32	6	7
Pool #555189,
7.00%, 12/1/32	57	60
Pool #581806,
7.00%, 7/1/31	10	11
Pool #585617,
7.00%, 5/1/31(7)	—	—
Pool #889641,
5.50%, 8/1/37	353	363
Pool #995802,
5.50%, 12/1/35	354	364
Pool #AB5209,
3.00%, 5/1/32	1,353	1,312
Pool #AB9546,
3.50%, 6/1/28	22	22
Pool #AD0248,
5.50%, 11/1/37	647	663
Pool #AD0494,
5.50%, 8/1/37	359	367
Pool #AD0925,
5.00%, 4/1/40	43	44
Pool #AK9457,
3.50%, 3/1/32	64	63
Pool #AL3063,
3.50%, 1/1/28	54	53
Pool #AL5119,
4.00%, 4/1/34	550	544
Pool #AL7497,
3.50%, 9/1/40	863	812
Pool #AL8876,
3.00%, 10/1/44	260	234
Pool #AO2961,
4.00%, 5/1/42	137	132
Pool #AQ9360,
2.50%, 1/1/28	21	21
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 35.9% (8)continued
Fannie Mae – 17.4%continued
Pool #AS1991,
3.50%, 3/1/29	$125	$123
Pool #AS3655,
4.50%, 10/1/44	421	412
Pool #AS6520,
3.50%, 1/1/46	874	809
Pool #AS7088,
2.50%, 5/1/31	722	695
Pool #AS8576,
4.50%, 12/1/46	685	668
Pool #BH6175,
3.50%, 7/1/47	357	329
Pool #BJ0686,
4.00%, 4/1/48	446	422
Pool #BJ3524,
4.00%, 11/1/47	876	829
Pool #BM1761,
4.00%, 8/1/44	145	139
Pool #BM1762,
3.00%, 11/1/45	1,767	1,592
Pool #BM4056,
4.00%, 3/1/45	441	425
Pool #BM5984,
5.00%, 5/1/49	99	99
Pool #BM5996,
5.00%, 12/1/48	71	71
Pool #BV4119,
2.50%, 3/1/52	926	772
Pool #BW9887,
5.00%, 10/1/52	957	943
Pool #BW9921,
5.00%, 10/1/52	1,027	1,012
Pool #BX4910,
5.00%, 1/1/53	1,007	990
Pool #BX7244,
5.50%, 2/1/53	928	931
Pool #BX7768,
5.00%, 3/1/53	1,199	1,188
Pool #BY5368,
6.00%, 7/1/53	294	300
Pool #CA6359,
2.50%, 7/1/50	989	835
NORTHERN FUNDS QUARTERLY REPORT  118 FIXED INCOME FUNDS

Schedule of Investments

FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 35.9% (8)continued
Fannie Mae – 17.4%continued
Pool #CA6417,
3.00%, 7/1/50	$716	$629
Pool #CB1666,
2.50%, 9/1/51	608	511
Pool #CB2286,
2.50%, 12/1/51	1,071	900
Pool #CB3515,
3.50%, 5/1/52	812	736
Pool #CB4844,
5.50%, 10/1/52	451	453
Pool #CB5113,
5.50%, 11/1/52	283	284
Pool #CB7114,
5.50%, 9/1/53	570	572
Pool #DA0017,
6.00%, 9/1/53	929	952
Pool #FM1303,
3.00%, 1/1/48	859	768
Pool #FM1438,
3.00%, 8/1/38	317	303
Pool #FM1472,
3.50%, 3/1/34	18	17
Pool #FM1534,
4.50%, 9/1/49	790	768
Pool #FM1572,
3.00%, 9/1/48	543	482
Pool #FM2671,
4.00%, 1/1/48	284	269
Pool #FM2921,
2.50%, 4/1/50	1,281	1,077
Pool #FM3201,
3.50%, 4/1/34	387	382
Pool #FM4491,
3.50%, 12/1/36	827	802
Pool #FM6125,
2.50%, 1/1/51	1,126	951
Pool #FM8215,
2.50%, 3/1/51	961	810
Pool #FP0012,
3.00%, 8/1/51	832	738
Pool #FS2701,
2.50%, 2/1/35	692	667
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 35.9% (8)continued
Fannie Mae – 17.4%continued
Pool #FS3063,
4.50%, 10/1/52	$1,000	$962
Pool #FS3120,
5.00%, 9/1/52	1,257	1,238
Pool #FS3391,
2.50%, 8/1/51	1,137	959
Pool #FS3662,
5.00%, 1/1/53	1,034	1,019
Pool #FS4040,
5.00%, 2/1/53	1,045	1,035
Pool #FS4045,
5.50%, 2/1/53	990	994
Pool #FS4267,
4.50%, 3/1/38	886	884
Pool #FS4610,
6.50%, 6/1/40	424	448
Pool #FS4653,
5.50%, 5/1/53	732	734
Pool #FS4663,
5.00%, 5/1/53	1,156	1,141
Pool #FS5441,
6.00%, 8/1/53	911	935
Pool #FS5952,
6.50%, 10/1/53	693	725
Pool #FS5965,
6.00%, 10/1/53	131	134
Pool #FS6176,
5.00%, 12/1/47	744	756
Pool #FS6869,
7.00%, 1/1/40	224	236
Pool #MA0878,
4.00%, 10/1/31	242	240
Pool #MA2522,
3.50%, 2/1/46	1,101	1,020
Pool #MA2864,
3.50%, 1/1/47	698	646
Pool #MA3004,
4.00%, 5/1/37	273	269
Pool #MA3088,
4.00%, 8/1/47	538	509
Pool #MA3183,
4.00%, 11/1/47	253	239
FIXED INCOME FUNDS 119 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 35.9% (8)continued
Fannie Mae – 17.4%continued
Pool #MA3184,
4.50%, 11/1/47	$22	$21
Pool #MA3211,
4.00%, 12/1/47	1,174	1,114
Pool #MA3448,
5.00%, 8/1/48	392	392
Pool #MA4186,
3.00%, 10/1/35	324	310
Pool #MA5098,
5.50%, 7/1/43	651	663
		51,759
Freddie Mac – 15.2%
Freddie Mac REMICS, Series 3013, Class HZ,
5.00%, 8/15/35	495	504
Freddie Mac REMICS, Series 4077, Class TO,
0.00%, 5/15/41(9)	897	682
Freddie Mac REMICS, Series 5391, Class A,
5.50%, 11/25/51	566	576
Pool #1B3575,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.80%, 1.80% Floor, 11.42% Cap), 7.55%, 9/1/37(4)	42	42
Pool #1G2296,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 2.09%, 2.09% Floor, 11.34% Cap), 6.71%, 11/1/37(4)	85	87
Pool #QD2946,
2.50%, 12/1/51	967	809
Pool #QD9323,
2.50%, 4/1/52	1,242	1,035
Pool #QF3725,
5.00%, 11/1/52	1,110	1,092
Pool #QF8053,
5.50%, 2/1/53	1,385	1,390
Pool #QF8924,
5.50%, 3/1/53	1,125	1,135
Pool #QG4632,
5.50%, 6/1/53	1,092	1,095
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 35.9% (8)continued
Freddie Mac – 15.2%continued
Pool #RA3913,
2.50%, 11/1/50	$1,233	$1,042
Pool #RA7677,
5.00%, 7/1/52	1,023	1,012
Pool #RA8880,
5.50%, 4/1/53	963	971
Pool #RA9840,
5.50%, 9/1/53	989	1,000
Pool #RD5026,
3.00%, 4/1/30	231	226
Pool #SB0084,
3.00%, 2/1/32	683	669
Pool #SB0216,
3.00%, 12/1/32	330	322
Pool #SB0328,
3.00%, 6/1/34	744	723
Pool #SB0826,
2.50%, 1/1/35	802	767
Pool #SB8502,
2.00%, 8/1/35	1,719	1,580
Pool #SD0033,
3.00%, 12/1/47	592	529
Pool #SD0882,
2.50%, 2/1/52	390	328
Pool #SD1360,
5.50%, 7/1/52	969	973
Pool #SD1518,
4.50%, 8/1/52	1,100	1,060
Pool #SD1659,
2.50%, 2/1/52	1,217	1,022
Pool #SD1703,
5.00%, 9/1/52	1,414	1,397
Pool #SD2334,
5.00%, 2/1/53	1,123	1,106
Pool #SD2347,
5.50%, 2/1/53	976	987
Pool #SD2477,
5.50%, 3/1/53	1,162	1,174
Pool #SD2642,
5.50%, 4/1/53	1,090	1,098
Pool #SD2665,
6.00%, 4/1/53	133	136
NORTHERN FUNDS QUARTERLY REPORT  120 FIXED INCOME FUNDS

Schedule of Investments

FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 35.9% (8)continued
Freddie Mac – 15.2%continued
Pool #SD2757,
5.00%, 5/1/53	$1,090	$1,074
Pool #SD2876,
3.00%, 7/1/46	1,061	960
Pool #SD2902,
5.50%, 5/1/53	706	708
Pool #SD2920,
5.50%, 5/1/53	1,105	1,113
Pool #SD2922,
5.00%, 5/1/53	1,144	1,130
Pool #SD2999,
5.50%, 6/1/53	1,105	1,114
Pool #SD3133,
5.00%, 6/1/53	691	682
Pool #SD3136,
5.50%, 6/1/53	957	961
Pool #SD3174,
5.50%, 6/1/53	930	936
Pool #SD3189,
6.00%, 6/1/53	717	734
Pool #SD3251,
6.00%, 7/1/53	952	974
Pool #SD3515,
6.00%, 7/1/53	601	616
Pool #SD3760,
6.00%, 8/1/53	811	830
Pool #SD4027,
6.50%, 10/1/53	878	917
Pool #SD4285,
5.50%, 11/1/53	775	782
Pool #SD5136,
6.00%, 4/1/54	733	751
Pool #ZK7457,
3.50%, 2/1/29	541	535
Pool #ZM4714,
3.50%, 11/1/47	1,287	1,182
Pool #ZM5332,
3.00%, 1/1/48	464	409
Pool #ZS4687,
2.50%, 11/1/46	469	401
Pool #ZT1333,
2.50%, 10/1/31	1,335	1,287
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 35.9% (8)continued
Freddie Mac – 15.2%continued
Seasoned Loans Structured Transaction Trust, Series 2019-2, Class A1C,
2.75%, 9/25/29	$849	$807
		45,472
Freddie Mac Gold – 0.8%
Pool #A87842,
4.50%, 8/1/39	144	143
Pool #C00910,
7.50%, 1/1/30	33	34
Pool #G07068,
5.00%, 7/1/41	216	219
Pool #G07505,
7.00%, 2/1/39	460	503
Pool #G15612,
3.50%, 12/1/29	14	14
Pool #G16396,
3.50%, 2/1/33	572	564
Pool #G18643,
2.50%, 5/1/32	50	48
Pool #G30926,
3.50%, 4/1/36	194	189
Pool #G60948,
3.00%, 1/1/47	286	251
Pool #G61723,
3.50%, 1/1/43	71	67
Pool #Q42460,
4.00%, 6/1/46	223	212
Pool #Q63667,
4.50%, 5/1/49	191	186
		2,430
Government National Mortgage Association – 0.2%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	665	617
Government National Mortgage Association I – 0.6%
Pool #757013,
3.50%, 12/15/40	932	867
Pool #786470,
5.00%, 11/15/40	980	993
		1,860
FIXED INCOME FUNDS 121 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 35.9% (8)continued
Government National Mortgage Association II – 1.7%
Pool #786922,
5.50%, 9/1/53	$911	$918
Pool #MA0089,
4.00%, 5/20/42	1,050	1,004
Pool #MA1996,
4.00%, 6/20/44	195	186
Pool #MA3666,
5.00%, 5/20/46	439	442
Pool #MA4008,
5.50%, 10/20/46	65	67
Pool #MA6870,
5.00%, 9/20/50	348	348
Pool #MA8346,
4.00%, 10/20/52	1,077	1,008
Pool #MA8724,
4.50%, 3/20/53	1,102	1,062
		5,035
Total U.S. Government Agencies
(Cost $110,648)		107,173

U.S. GOVERNMENT OBLIGATIONS – 9.8%
U.S. Treasury Bonds – 3.2%
4.63%, 5/15/44	450	441
4.50%, 11/15/54	5,490	5,232
4.63%, 2/15/55	3,895	3,791
		9,464
U.S. Treasury Notes – 3.8%
4.38%, 12/31/29(10)	310	318
4.25%, 1/31/30(11)	1,980	2,019
3.88%, 4/30/30	4,000	4,016
3.88%, 8/15/34	920	898
4.63%, 2/15/35	3,943	4,068
		11,319
U.S. Treasury Strips – 2.8%
1.47%, 2/15/51(12)	29,423	8,388
Total U.S. Government Obligations
(Cost $38,276)		29,171

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.15%(13) (14)	3,043,040	$3,043
Total Investment Companies
(Cost $3,043)		3,043

Total Investments – 99.3%
(Cost $307,384)		296,184
Other Assets less Liabilities – 0.7%		2,053
NET ASSETS – 100.0%		$298,237

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At June 30,
2025, the value of these securities amounted to approximately
$65,766,000 or 22.1% of net assets.

(2)	Step coupon bond. Rate as of June 30, 2025 is disclosed.
(3)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(4)	Variable or floating rate security. Rate as of June 30, 2025 is disclosed.
(5)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2025.
(6)	Perpetual bond. Maturity date represents next call date.
(7)	Principal Amount and Value rounds to less than one thousand.
(8)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(9)	Zero coupon bond.
(10)	Security pledged as collateral to cover margin requirements for open futures contracts.
(11)	A portion of this security has been pledged as collateral to cover margin requirements for open futures contracts.
(12)	Discount rate at the time of purchase.
(13)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(14)	7-day current yield as of June 30, 2025 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

NORTHERN FUNDS QUARTERLY REPORT  122 FIXED INCOME FUNDS

Schedule of Investments

FIXED INCOME FUND continued	June 30, 2025 (UNAUDITED)
Freddie Mac - Federal Home Loan Mortgage Corporation

IBOR - Interbank Offered Rates

REMICS - Real Estate Mortgage Investment Conduits

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At June 30, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
2-Year U.S. Treasury Note	90	$18,722	Long	9/25	$68
5-Year U.S. Treasury Note	10	1,090	Long	9/25	11
U.S. Treasury Long Bond	190	21,939	Long	9/25	817
Ultra 10-Year U.S. Treasury Note	(138)	(15,769)	Short	9/25	(349)
Ultra Long U.S. Treasury Bond	(57)	(6,790)	Short	9/25	(296)
Total					$251
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$43,808	$—	$43,808
Commercial Mortgage-Backed Securities	—	16,008	—	16,008
Corporate Bonds(1)	—	77,315	—	77,315
Foreign Issuer Bonds(1)	—	19,666	—	19,666
U.S. Government Agencies(1)	—	107,173	—	107,173
U.S. Government Obligations(1)	—	29,171	—	29,171
Investment Companies	3,043	—	—	3,043
Total Investments	$3,043	$293,141	$—	$296,184
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$896	$—	$—	$896
Liabilities
Futures Contracts	(645)	—	—	(645)
Total Other Financial Instruments	$251	$—	$—	$251

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$480	$480	$— (1),*	$—	—
Northern Institutional Funds - U.S. Government Portfolio (Shares)	2,380	41,463	40,800	42	3,043	3,043,040
Total	$2,380	$41,943	$41,280	$42	$3,043	3,043,040

(1)
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

*	Amount rounds to less than one thousand.
FIXED INCOME FUNDS 123 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

HIGH YIELD FIXED INCOME FUND	June 30, 2025 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 81.7%
Advertising & Marketing – 1.0%
Dotdash Meredith, Inc.,
7.63%, 6/15/32 (1)	$5,125	$4,970
Neptune Bidco U.S., Inc.,
9.29%, 4/15/29 (1)	19,537	19,023
		23,993
Aerospace & Defense – 2.2%
AAR Escrow Issuer LLC,
6.75%, 3/15/29 (1)	4,695	4,865
Axon Enterprise, Inc.,
6.13%, 3/15/30 (1)	2,865	2,946
6.25%, 3/15/33 (1)	1,655	1,704
Spirit AeroSystems, Inc.,
4.60%, 6/15/28 †	3,595	3,534
9.38%, 11/30/29 (1)	3,163	3,356
9.75%, 11/15/30 (1)	3,295	3,634
TransDigm, Inc.,
4.88%, 5/1/29 †	8,159	8,017
6.88%, 12/15/30 (1)	3,615	3,751
7.13%, 12/1/31 (1)	1,105	1,158
6.00%, 1/15/33 (1)	2,159	2,171
6.38%, 5/31/33 (1)	8,800	8,808
Triumph Group, Inc.,
9.00%, 3/15/28 (1)	7,760	8,109
		52,053
Asset Management – 0.9%
Hightower Holding LLC,
9.13%, 1/31/30 (1) †	6,530	6,925
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
9.75%, 1/15/29	4,830	4,692
9.00%, 6/15/30	3,375	3,156
Osaic Holdings, Inc.,
10.75%, 8/1/27 (1)	7,160	7,177
		21,950
Automotive – 1.5%
Adient Global Holdings Ltd.,
7.50%, 2/15/33 (1)	5,235	5,353
American Axle & Manufacturing, Inc.,
6.88%, 7/1/28 †	6,625	6,628
Clarios Global L.P./Clarios U.S. Finance Co.,
6.75%, 5/15/28 (1) †	3,050	3,131
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.7% continued
Automotive – 1.5%continued
Dana, Inc.,
4.25%, 9/1/30 †	$6,855	$6,756
Ford Motor Co.,
9.63%, 4/22/30	2,030	2,335
4.75%, 1/15/43	2,095	1,611
Goodyear Tire & Rubber (The) Co.,
5.25%, 4/30/31	2,690	2,583
Phinia, Inc.,
6.75%, 4/15/29 (1)	7,040	7,267
		35,664
Basic Industry – 0.4%
Avient Corp.,
6.25%, 11/1/31(1)	8,620	8,701
Biotechnology & Pharmaceuticals – 1.5%
1261229 B.C. Ltd.,
10.00%, 4/15/32 (1)	8,500	8,575
Bausch Health Americas, Inc.,
9.25%, 4/1/26 (1)	3,520	3,498
8.50%, 1/31/27 (1)	11,455	10,911
Bausch Health Cos., Inc.,
4.88%, 6/1/28 (1)	4,205	3,547
Organon & Co./Organon Foreign Debt Co-Issuer B.V.,
5.13%, 4/30/31 (1)	9,775	8,483
		35,014
Cable & Satellite – 4.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 2/1/28 (1)	20,652	20,462
4.25%, 2/1/31 (1)	9,935	9,281
4.75%, 2/1/32 (1)	14,295	13,559
4.50%, 6/1/33 (1)	9,815	8,971
4.25%, 1/15/34 (1) †	4,906	4,367
CSC Holdings LLC,
11.75%, 1/31/29 (1)	3,025	2,877
6.50%, 2/1/29 (1)	10,985	8,932
5.75%, 1/15/30 (1)	7,445	3,682
4.63%, 12/1/30 (1)	3,735	1,737
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
5.88%, 8/15/27 (1)	9,645	9,614
DISH DBS Corp.,
7.75%, 7/1/26 †	9,155	8,132
NORTHERN FUNDS QUARTERLY REPORT  124 FIXED INCOME FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.7% continued
Cable & Satellite – 4.5%continued
5.25%, 12/1/26 (1) †	$8,257	$7,493
DISH Network Corp.,
11.75%, 11/15/27 (1)	2,420	2,495
LCPR Senior Secured Financing DAC,
6.75%, 10/15/27 (1)	4,613	3,107
5.13%, 7/15/29 (1)	2,255	1,329
Midcontinent Communications,
8.00%, 8/15/32 (1) †	2,380	2,519
		108,557
Chemicals – 1.3%
Celanese U.S. Holdings LLC,
6.50%, 4/15/30	3,060	3,132
6.75%, 4/15/33 †	4,260	4,304
CVR Partners L.P./CVR Nitrogen Finance Corp.,
6.13%, 6/15/28 (1)	3,260	3,256
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.,
9.00%, 7/1/28 (1)	3,990	4,009
LSB Industries, Inc.,
6.25%, 10/15/28 (1) †	7,720	7,664
Mativ Holdings, Inc.,
8.00%, 10/1/29 (1) †	7,275	6,592
Olympus Water U.S. Holding Corp.,
7.13%, 10/1/27 (1)	3,265	3,325
		32,282
Commercial Support Services – 2.7%
ADT Security (The) Corp.,
4.13%, 8/1/29 (1)	3,285	3,173
Allied Universal Holdco LLC,
7.88%, 2/15/31 (1)	5,170	5,401
Brink's (The) Co.,
6.50%, 6/15/29 (1)	4,228	4,358
Deluxe Corp.,
8.13%, 9/15/29 (1)	1,240	1,280
GFL Environmental, Inc.,
6.75%, 1/15/31 (1)	5,695	5,959
OT Midco, Inc.,
10.00%, 2/15/30 (1) †	4,000	3,087
Prime Security Services Borrower LLC/Prime Finance, Inc.,
6.25%, 1/15/28 (1)	9,090	9,104
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.7% continued
Commercial Support Services – 2.7%continued
Raven Acquisition Holdings LLC,
6.88%, 11/15/31 (1)	$8,351	$8,351
Reworld Holding Corp.,
5.00%, 9/1/30	5,185	4,901
RR Donnelley & Sons Co.,
9.50%, 8/1/29 (1)	2,835	2,835
VM Consolidated, Inc.,
5.50%, 4/15/29 (1)	3,530	3,466
VT Topco, Inc.,
8.50%, 8/15/30 (1)	6,720	7,086
Williams Scotsman, Inc.,
6.63%, 6/15/29 (1)	3,060	3,141
ZipRecruiter, Inc.,
5.00%, 1/15/30 (1)	1,749	1,493
		63,635
Construction Materials – 1.1%
Quikrete Holdings, Inc.,
6.38%, 3/1/32 (1)	8,650	8,895
6.75%, 3/1/33 (1)	11,150	11,505
Smyrna Ready Mix Concrete LLC,
8.88%, 11/15/31 (1)	3,530	3,701
Standard Industries, Inc.,
3.38%, 1/15/31 (1)	3,320	2,977
		27,078
Consumer Non-Cyclical – 0.5%
Prime Healthcare Services, Inc.,
9.38%, 9/1/29(1) †	10,990	10,908
Consumer Services – 0.3%
PROG Holdings, Inc.,
6.00%, 11/15/29 (1)	2,755	2,645
StoneMor, Inc.,
8.50%, 5/15/29 (1)	6,070	5,554
		8,199
Containers & Packaging – 0.5%
Ardagh Packaging Finance PLC/Ardagh Holdings U.S.A., Inc.,
5.25%, 8/15/27 (1)	6,255	2,789
LABL, Inc.,
5.88%, 11/1/28 (1)	3,400	2,973
Mauser Packaging Solutions Holding Co.,
9.25%, 4/15/27 (1)	2,897	2,877
FIXED INCOME FUNDS 125 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.7% continued
Containers & Packaging – 0.5%continued
Owens-Brockway Glass Container, Inc.,
7.25%, 5/15/31 (1)	$3,065	$3,141
		11,780
Electric Utilities – 2.6%
Calpine Corp.,
5.13%, 3/15/28 (1)	7,022	7,014
5.00%, 2/1/31 (1)	3,195	3,161
Lightning Power LLC,
7.25%, 8/15/32 (1)	4,230	4,452
NRG Energy, Inc.,
5.75%, 1/15/28	7,565	7,603
5.75%, 7/15/29 (1)	4,320	4,326
3.88%, 2/15/32 (1)	4,342	3,987
6.25%, 11/1/34 (1)	6,340	6,460
Pattern Energy Operations L.P./Pattern Energy Operations, Inc.,
4.50%, 8/15/28 (1)	3,720	3,604
Talen Energy Supply LLC,
8.63%, 6/1/30 (1)	3,435	3,681
Vistra Operations Co. LLC,
5.63%, 2/15/27 (1)	5,510	5,514
4.38%, 5/1/29 (1)	4,455	4,342
6.88%, 4/15/32 (1)	4,250	4,443
XPLR Infrastructure Operating Partners L.P.,
8.38%, 1/15/31 (1) †	620	662
8.63%, 3/15/33 (1) †	1,895	2,031
		61,280
Electrical Equipment – 0.4%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc.,
6.63%, 12/15/30(1)	9,800	10,017
Energy – 0.5%
Aethon United BR L.P./Aethon United Finance Corp.,
7.50%, 10/1/29 (1)	4,135	4,337
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
7.38%, 6/30/33 (1)	3,460	3,444
Tidewater, Inc.,
7/15/30 (1) (2)	2,070	2,130
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.7% continued
Energy – 0.5%continued
Venture Global Plaquemines LNG LLC,
6.50%, 1/15/34	$1,275	$1,291
6.75%, 1/15/36 (1)	1,290	1,290
		12,492
Engineering & Construction – 0.5%
Arcosa, Inc.,
6.88%, 8/15/32 (1)	5,211	5,408
Brundage-Bone Concrete Pumping Holdings, Inc.,
7.50%, 2/1/32 (1)	7,510	7,444
		12,852
Entertainment Content – 1.2%
Allen Media LLC/Allen Media Co-Issuer, Inc.,
10.50%, 2/15/28 (1)	12,035	4,513
AMC Networks, Inc.,
7/15/32 (1) (2)	3,470	3,516
TEGNA, Inc.,
5.00%, 9/15/29	9,257	8,842
Univision Communications, Inc.,
7.38%, 6/30/30 (1)	4,843	4,760
8.50%, 7/31/31 (1)	7,390	7,398
		29,029
Food – 1.2%
Fiesta Purchaser, Inc.,
7.88%, 3/1/31 (1)	8,605	9,132
9.63%, 9/15/32 (1) †	5,375	5,671
Post Holdings, Inc.,
4.50%, 9/15/31 (1)	2,111	1,959
6.25%, 2/15/32 (1)	7,354	7,558
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed,
4.63%, 3/1/29 (1)	3,672	3,467
		27,787
Forestry, Paper & Wood Products – 0.4%
Magnera Corp.,
4.75%, 11/15/29(1)	10,617	9,382
Gas & Water Utilities – 0.2%
AmeriGas Partners L.P./AmeriGas Finance Corp.,
9.50%, 6/1/30(1)	4,865	5,047
NORTHERN FUNDS QUARTERLY REPORT  126 FIXED INCOME FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.7% continued
Health Care Facilities & Services – 3.4%
AdaptHealth LLC,
5.13%, 3/1/30 (1)	$7,535	$7,159
CHS/Community Health Systems, Inc.,
5.63%, 3/15/27 (1)	5,065	4,989
6.88%, 4/15/29 (1)	2,125	1,695
6.13%, 4/1/30 (1) †	4,695	3,472
10.88%, 1/15/32 (1)	11,055	11,717
CVS Health Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.52%), 6.75%, 12/10/54 (3)	5,635	5,647
DaVita, Inc.,
6.88%, 9/1/32 (1)	4,150	4,300
6.75%, 7/15/33 (1)	2,960	3,057
HealthEquity, Inc.,
4.50%, 10/1/29 (1) †	5,910	5,746
LifePoint Health, Inc.,
9.88%, 8/15/30 (1)	4,025	4,354
10.00%, 6/1/32 (1)	2,725	2,811
Star Parent, Inc.,
9.00%, 10/1/30 (1)	10,001	10,519
Surgery Center Holdings, Inc.,
7.25%, 4/15/32 (1) †	7,626	7,771
Tenet Healthcare Corp.,
4.38%, 1/15/30	7,127	6,899
		80,136
Home & Office Products – 0.8%
CD&R Smokey Buyer, Inc./Radio Systems Corp.,
9.50%, 10/15/29 (1)	1,715	1,397
FXI Holdings, Inc.,
12.25%, 11/15/26 (1) †	7,354	6,462
Newell Brands, Inc.,
6.63%, 5/15/32 †	2,860	2,728
6.88%, 4/1/36	9,065	8,688
		19,275
Home Construction – 1.2%
Beazer Homes U.S.A., Inc.,
5.88%, 10/15/27	5,810	5,821
KB Home,
7.25%, 7/15/30	4,030	4,170
LGI Homes, Inc.,
8.75%, 12/15/28 (1)	2,380	2,474
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.7% continued
Home Construction – 1.2%continued
4.00%, 7/15/29 (1) †	$5,905	$5,284
M/I Homes, Inc.,
3.95%, 2/15/30	5,135	4,803
New Home (The) Co., Inc.,
8.50%, 11/1/30 (1)	5,325	5,423
		27,975
Household Products – 0.1%
Perrigo Finance Unlimited Co.,
4.90%, 6/15/30	340	334
6.13%, 9/30/32	3,010	3,039
		3,373
Industrial Intermediate Products – 0.4%
Anagram Holdings LLC/Anagram International, Inc.,
10.00%, 8/15/26 (1) (4) (5)	2,819	48
Chart Industries, Inc.,
7.50%, 1/1/30 (1)	6,150	6,439
9.50%, 1/1/31 (1)	2,915	3,111
		9,598
Industrial Support Services – 1.2%
EquipmentShare.com, Inc.,
8.63%, 5/15/32 (1)	2,965	3,151
8.00%, 3/15/33 (1)	7,230	7,574
Herc Holdings, Inc.,
7.00%, 6/15/30 (1)	4,080	4,261
7.25%, 6/15/33 (1)	2,915	3,054
NESCO Holdings II, Inc.,
5.50%, 4/15/29 (1)	3,365	3,278
United Rentals North America, Inc.,
3.75%, 1/15/32	3,835	3,523
6.13%, 3/15/34 (1)	2,730	2,812
		27,653
Institutional Financial Services – 0.8%
Aretec Group, Inc.,
7.50%, 4/1/29 (1)	3,742	3,789
10.00%, 8/15/30 (1)	3,260	3,582
Armor Holdco, Inc.,
8.50%, 11/15/29 (1)	4,145	3,973
Coinbase Global, Inc.,
3.63%, 10/1/31 (1)	6,025	5,365
FIXED INCOME FUNDS 127 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.7% continued
Institutional Financial Services – 0.8%continued
Stonex Escrow Issuer LLC,
7/15/32 (1) (2)	$1,695	$1,712
		18,421
Insurance – 1.1%
Acrisure LLC/Acrisure Finance, Inc.,
8.25%, 2/1/29 (1)	1,710	1,770
4.25%, 2/15/29 (1)	4,410	4,232
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
6.50%, 10/1/31 (1)	7,900	8,047
7.38%, 10/1/32 (1)	2,765	2,850
Panther Escrow Issuer LLC,
7.13%, 6/1/31 (1)	9,505	9,873
		26,772
Internet Media & Services – 0.2%
GrubHub Holdings, Inc.,
5.50%, 7/1/27(1) †	5,780	5,609
IT Services – 0.3%
Insight Enterprises, Inc.,
6.63%, 5/15/32 (1)	3,745	3,858
Virtusa Corp.,
7.13%, 12/15/28 (1)	2,650	2,526
		6,384
Leisure Facilities & Services – 5.1%
Boyne U.S.A., Inc.,
4.75%, 5/15/29 (1)	5,155	5,002
Caesars Entertainment, Inc.,
7.00%, 2/15/30 (1)	3,690	3,821
6.50%, 2/15/32 (1)	6,642	6,816
Carnival Corp.,
5.75%, 3/1/27 (1)	8,315	8,384
Everi Holdings, Inc.,
5.00%, 7/15/29 (1)	5,280	5,335
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
6.75%, 1/15/30 (1) †	4,060	3,747
Full House Resorts, Inc.,
8.25%, 2/15/28 (1) †	8,261	8,027
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.,
7.00%, 8/15/28 (1)	6,555	3,802
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.7% continued
Leisure Facilities & Services – 5.1%continued
Jacobs Entertainment, Inc.,
6.75%, 2/15/29 (1)	$3,980	$3,831
Light & Wonder International, Inc.,
7.00%, 5/15/28 (1)	7,023	7,043
Lindblad Expeditions LLC,
6.75%, 2/15/27 (1)	7,280	7,323
NCL Corp. Ltd.,
5.88%, 3/15/26 (1)	996	997
5.88%, 2/15/27 (1)	4,805	4,825
6.25%, 3/1/30 (1)	4,975	5,017
6.75%, 2/1/32 (1) †	10,110	10,329
Penn Entertainment, Inc.,
4.13%, 7/1/29 (1) †	4,805	4,452
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
5.88%, 9/1/31 (1)	2,190	1,199
Sabre GLBL, Inc.,
8.63%, 6/1/27 (1)	8,991	9,205
11.13%, 7/15/30 (1)	4,015	4,200
Scientific Games Holdings L.P.,Scientific Games U.S. FinCo, Inc.,
6.63%, 3/1/30 (1)	2,565	2,472
Viking Cruises Ltd.,
5.88%, 9/15/27 (1)	10,075	10,081
7.00%, 2/15/29 (1)	5,680	5,730
		121,638
Leisure Products – 0.4%
Acushnet Co.,
7.38%, 10/15/28 (1)	3,530	3,680
Thor Industries, Inc.,
4.00%, 10/15/29 (1) †	6,390	5,988
		9,668
Machinery – 1.1%
Amsted Industries, Inc.,
6.38%, 3/15/33 (1)	3,580	3,639
Madison IAQ LLC,
4.13%, 6/30/28 (1)	4,540	4,410
5.88%, 6/30/29 (1)	3,070	3,020
Manitowoc (The) Co., Inc.,
9.25%, 10/1/31 (1)	2,895	3,047
Maxim Crane Works Holdings Capital LLC,
11.50%, 9/1/28 (1)	6,655	7,025
NORTHERN FUNDS QUARTERLY REPORT  128 FIXED INCOME FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.7% continued
Machinery – 1.1%continued
Titan International, Inc.,
7.00%, 4/30/28	$5,145	$5,166
		26,307
Medical Equipment & Devices – 0.5%
Medline Borrower L.P.,
3.88%, 4/1/29 (1)	5,352	5,134
5.25%, 10/1/29 (1)	6,860	6,806
		11,940
Metals & Mining – 1.1%
Alcoa Nederland Holding B.V.,
7.13%, 3/15/31 (1)	7,030	7,378
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp.,
8.63%, 6/15/29 (1)	2,900	3,082
Alumina Pty. Ltd.,
6.38%, 9/15/32 (1)	3,623	3,691
Constellium S.E.,
3.75%, 4/15/29 (1)	2,785	2,617
6.38%, 8/15/32 (1)	8,803	8,950
		25,718
Oil & Gas Services & Equipment – 1.3%
Nabors Industries Ltd.,
7.50%, 1/15/28 (1) †	790	705
Nabors Industries, Inc.,
7.38%, 5/15/27 (1)	1,570	1,550
9.13%, 1/31/30 (1) †	1,375	1,316
8.88%, 8/15/31 (1) †	1,591	1,182
Noble Finance II LLC,
8.00%, 4/15/30 (1)	3,495	3,559
Oceaneering International, Inc.,
6.00%, 2/1/28	5,895	5,944
6.00%, 2/1/28	1,612	1,625
Transocean Aquila Ltd.,
8.00%, 9/30/28 (1)	1,712	1,725
Transocean Poseidon Ltd.,
6.88%, 2/1/27 (1)	3,266	3,271
Transocean Titan Financing Ltd.,
8.38%, 2/1/28 (1)	1,217	1,236
Transocean, Inc.,
8.75%, 2/15/30 (1)	3,316	3,410
8.50%, 5/15/31 (1)	1,460	1,303
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.7% continued
Oil & Gas Services & Equipment – 1.3%continued
U.S.A. Compression Partners L.P./U.S.A. Compression Finance Corp.,
7.13%, 3/15/29 (1)	$4,560	$4,674
		31,500
Oil & Gas Supply Chain – 10.0%
California Resources Corp.,
7.13%, 2/1/26 (1)	854	855
CITGO Petroleum Corp.,
6.38%, 6/15/26 (1)	8,289	8,285
8.38%, 1/15/29 (1)	2,800	2,912
Civitas Resources, Inc.,
8.38%, 7/1/28 (1)	3,565	3,650
8.63%, 11/1/30 (1)	2,880	2,924
8.75%, 7/1/31 (1)	3,780	3,822
9.63%, 6/15/33 (1)	3,490	3,578
CNX Resources Corp.,
7.38%, 1/15/31 (1)	2,795	2,915
7.25%, 3/1/32 (1)	5,330	5,519
Comstock Resources, Inc.,
6.75%, 3/1/29 (1)	3,230	3,237
6.75%, 3/1/29 (1)	1,990	1,984
Crescent Energy Finance LLC,
9.25%, 2/15/28 (1)	5,155	5,373
7.63%, 4/1/32 (1)	4,315	4,213
CVR Energy, Inc.,
8.50%, 1/15/29 (1)	2,606	2,607
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
7.13%, 6/1/28 (1)	2,310	2,320
8.63%, 3/15/29 (1)	5,785	6,004
EQT Corp.,
6.38%, 4/1/29 (1)	3,745	3,863
7.50%, 6/1/30 (1)	3,405	3,742
FTAI Infra Escrow Holdings LLC,
10.50%, 6/1/27 (1)	7,040	7,325
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.25%, 1/15/29	5,500	5,751
Global Partners L.P./GLP Finance Corp.,
6.88%, 1/15/29	3,625	3,681
7.13%, 7/1/33 (1)	2,005	2,033
FIXED INCOME FUNDS 129 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.7% continued
Oil & Gas Supply Chain – 10.0%continued
Harvest Midstream I L.P.,
7.50%, 9/1/28 (1)	$2,800	$2,848
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/1/28 (1)	5,952	5,966
8.38%, 11/1/33 (1)	1,540	1,598
ITT Holdings LLC,
6.50%, 8/1/29 (1)	7,895	7,508
Martin Midstream Partners L.P./Martin Midstream Finance Corp.,
11.50%, 2/15/28 (1)	5,385	5,660
Murphy Oil Corp.,
6.00%, 10/1/32	3,585	3,418
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.38%, 2/15/32 (1)	13,488	13,529
Northern Oil & Gas, Inc.,
8.13%, 3/1/28 (1)	3,515	3,546
NuStar Logistics L.P.,
6.00%, 6/1/26	4,165	4,181
PBF Holding Co. LLC/PBF Finance Corp.,
6.00%, 2/15/28	6,448	6,166
Permian Resources Operating LLC,
8.00%, 4/15/27 (1)	4,575	4,677
Range Resources Corp.,
8.25%, 1/15/29	3,935	4,051
Rockies Express Pipeline LLC,
6.75%, 3/15/33 (1)	1,470	1,534
SM Energy Co.,
6.75%, 8/1/29 (1)	6,669	6,644
7.00%, 8/1/32 (1)	3,555	3,503
Sunoco L.P.,
7.00%, 5/1/29 (1)	4,145	4,317
6.25%, 7/1/33 (1)	1,385	1,408
Sunoco L.P./Sunoco Finance Corp.,
4.50%, 5/15/29	2,733	2,653
4.50%, 4/30/30	3,670	3,529
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,
7.38%, 2/15/29 (1)	6,760	6,948
Talos Production, Inc.,
9.00%, 2/1/29 (1)	1,300	1,331
9.38%, 2/1/31 (1)	7,450	7,606
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.7% continued
Oil & Gas Supply Chain – 10.0%continued
TransMontaigne Partners LLC,
8.50%, 6/15/30 (1)	$6,855	$7,131
Venture Global LNG, Inc.,
9.50%, 2/1/29 (1)	17,963	19,569
8.38%, 6/1/31 (1)	13,653	14,181
Vital Energy, Inc.,
7.75%, 7/31/29 (1)	8,372	7,394
7.88%, 4/15/32 (1) †	790	675
		238,164
Publishing & Broadcasting – 1.8%
Beasley Mezzanine Holdings LLC,
9.20%, 8/1/28 (1)	5,830	1,020
Clear Channel Outdoor Holdings, Inc.,
5.13%, 8/15/27 (1)	4,990	4,933
7.50%, 6/1/29 (1) †	5,471	5,060
7.88%, 4/1/30 (1)	2,260	2,333
Cumulus Media New Holdings, Inc.,
8.00%, 7/1/29 (1)	5,760	1,584
Gray Media, Inc.,
7.00%, 5/15/27 (1) †	4,625	4,623
10.50%, 7/15/29 (1) †	5,146	5,528
5.38%, 11/15/31 (1) †	4,446	3,334
iHeartCommunications, Inc.,
10.88%, 5/1/30 (1)	2,381	1,167
7.75%, 8/15/30 (1) †	3,106	2,395
McGraw-Hill Education, Inc.,
7.38%, 9/1/31 (1)	5,860	6,113
Nexstar Media, Inc.,
5.63%, 7/15/27 (1)	4,005	3,996
		42,086
Real Estate Investment Trusts – 2.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL,
4.50%, 4/1/27 (1)	3,563	3,467
Global Net Lease, Inc.,
4.50%, 9/30/28 (1)	5,480	5,310
IIP Operating Partnership L.P.,
5.50%, 5/25/26	5,215	5,072
Iron Mountain, Inc.,
4.88%, 9/15/29 (1)	8,004	7,863
NORTHERN FUNDS QUARTERLY REPORT  130 FIXED INCOME FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.7% continued
Real Estate Investment Trusts – 2.0%continued
MPT Operating Partnership L.P./MPT Finance Corp.,
8.50%, 2/15/32 (1)	$600	$628
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
4.88%, 5/15/29 (1)	2,765	2,679
Service Properties Trust,
5.50%, 12/15/27	6,535	6,475
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC,
10.50%, 2/15/28 (1)	2,550	2,703
6.50%, 2/15/29 (1) †	10,350	10,004
8.63%, 6/15/32 (1)	2,740	2,768
		46,969
Renewable Energy – 0.2%
EnerSys,
6.63%, 1/15/32(1)	4,205	4,300
Retail - Consumer Staples – 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
4.63%, 1/15/27(1)	4,150	4,124
Retail - Discretionary – 3.9%
Academy Ltd.,
6.00%, 11/15/27 (1)	6,010	6,025
Bath & Body Works, Inc.,
5.25%, 2/1/28	2,125	2,135
6.63%, 10/1/30 (1)	4,230	4,360
6.75%, 7/1/36	7,455	7,579
Builders FirstSource, Inc.,
6.75%, 5/15/35 (1)	1,760	1,812
Carvana Co.,
9.00%, 12/1/28 (1)	678	695
9.00%, 6/1/30 (1)	1,194	1,256
9.00%, 6/1/31 (1)	1,526	1,808
Evergreen Acqco 1 L.P./TVI, Inc.,
9.75%, 4/26/28 (1)	8,692	9,092
Ken Garff Automotive LLC,
4.88%, 9/15/28 (1)	5,235	5,168
LCM Investments Holdings II LLC,
4.88%, 5/1/29 (1)	4,011	3,900
Macy's Retail Holdings LLC,
5.88%, 3/15/30 (1) †	1,720	1,689
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.7% continued
Retail - Discretionary – 3.9%continued
4.50%, 12/15/34	$5,280	$4,215
Mavis Tire Express Services Topco Corp.,
6.50%, 5/15/29 (1) †	7,014	6,889
Michaels (The) Cos., Inc.,
5.25%, 5/1/28 (1)	5,005	4,001
7.88%, 5/1/29 (1)	2,240	1,467
Patrick Industries, Inc.,
4.75%, 5/1/29 (1)	1,150	1,117
6.38%, 11/1/32 (1)	4,280	4,292
PetSmart, Inc./PetSmart Finance Corp.,
4.75%, 2/15/28 (1)	1,150	1,121
7.75%, 2/15/29 (1)	2,750	2,672
Saks Global Enterprises LLC,
11.00%, 12/15/29 (1)	5,000	1,875
Staples, Inc.,
10.75%, 9/1/29 (1)	7,510	7,108
Victoria's Secret & Co.,
4.63%, 7/15/29 (1)	4,945	4,615
Victra Holdings LLC/Victra Finance Corp.,
8.75%, 9/15/29 (1) †	7,735	8,104
		92,995
Semiconductors – 0.2%
Coherent Corp.,
5.00%, 12/15/29(1)	4,011	3,939
Software – 2.0%
Capstone Borrower, Inc.,
8.00%, 6/15/30 (1)	3,065	3,198
Castle U.S. Holding Corp.,
10.00%, 6/30/31 (1)	3,995	1,698
Central Parent, Inc./CDK Global, Inc.,
7.25%, 6/15/29 (1)	7,605	6,180
Cloud Software Group, Inc.,
6.50%, 3/31/29 (1)	6,965	7,030
9.00%, 9/30/29 (1)	6,740	6,986
8.25%, 6/30/32 (1)	3,990	4,246
CoreWeave, Inc.,
9.25%, 6/1/30 (1)	5,830	5,960
GoTo Group, Inc.,
5.50%, 5/1/28 (1)	2,022	1,658
FIXED INCOME FUNDS 131 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.7% continued
Software – 2.0%continued
Helios Software Holdings, Inc./ION Corporate Solutions Finance S.a.r.l.,
8.75%, 5/1/29 (1)	$3,835	$3,945
McAfee Corp.,
7.38%, 2/15/30 (1) †	4,720	4,458
UKG, Inc.,
6.88%, 2/1/31 (1)	3,320	3,445
		48,804
Specialty Finance – 8.4%
Ally Financial, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.87%), 4.70%, 5/15/26 (3) (6)	5,605	5,412
(Variable, U.S. Treasury Yield Curve Rate CMT 7Y + 3.48%), 4.70%, 5/15/28 (3) (6)	1,515	1,359
Blackstone Mortgage Trust, Inc.,
7.75%, 12/1/29 (1)	2,200	2,340
Boost Newco Borrower LLC,
7.50%, 1/15/31 (1)	6,430	6,826
Burford Capital Global Finance LLC,
6.88%, 4/15/30 (1)	7,929	7,921
9.25%, 7/1/31 (1)	6,440	6,778
Capital One Financial Corp.,
(Variable, CME Term SOFR 3M + 3.34%), 5.50%, 10/30/27 (3)	5,575	5,503
CPI CG, Inc.,
10.00%, 7/15/29 (1)	5,845	6,159
Credit Acceptance Corp.,
9.25%, 12/15/28 (1)	3,630	3,843
Encore Capital Group, Inc.,
9.25%, 4/1/29 (1)	3,065	3,259
8.50%, 5/15/30 (1) †	6,310	6,768
Enova International, Inc.,
9.13%, 8/1/29 (1) †	8,180	8,612
EZCORP, Inc.,
7.38%, 4/1/32 (1)	2,540	2,674
Fair Isaac Corp.,
6.00%, 5/15/33 (1)	5,415	5,465
Fortress Transportation and Infrastructure Investors LLC,
7.00%, 6/15/32 (1)	9,960	10,284
5.88%, 4/15/33 (1)	4,363	4,308
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.7% continued
Specialty Finance – 8.4%continued
Freedom Mortgage Corp.,
12.25%, 10/1/30 (1)	$4,605	$5,106
Freedom Mortgage Holdings LLC,
9.25%, 2/1/29 (1)	3,230	3,355
8.38%, 4/1/32 (1)	2,450	2,476
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
5.00%, 8/15/28 (1)	6,350	6,138
6.63%, 10/15/31 (1)	4,278	4,263
Jefferson Capital Holdings LLC,
6.00%, 8/15/26 (1)	7,235	7,199
9.50%, 2/15/29 (1)	3,115	3,288
8.25%, 5/15/30 (1)	1,238	1,283
JPR Royalty Sub LLC,
14.00%, 9/1/20 (1) (4) (5)	8,000	—
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27 (1)	9,035	8,908
LFS Topco LLC,
5.88%, 10/15/26 (1)	5,285	5,285
Midcap Financial Issuer Trust,
6.50%, 5/1/28 (1)	2,615	2,590
Nationstar Mortgage Holdings, Inc.,
6.50%, 8/1/29 (1)	5,747	5,870
Navient Corp.,
5.00%, 3/15/27	8,745	8,709
OneMain Finance Corp.,
7.50%, 5/15/31	5,955	6,222
PennyMac Financial Services, Inc.,
7.13%, 11/15/30 (1)	4,975	5,156
5.75%, 9/15/31 (1)	3,070	3,010
6.88%, 5/15/32 (1)	1,855	1,897
Planet Financial Group LLC,
10.50%, 12/15/29 (1)	5,945	5,951
Provident Funding Associates L.P./PFG Finance Corp.,
9.75%, 9/15/29 (1)	860	904
Rfna L.P.,
7.88%, 2/15/30 (1) †	6,995	7,158
Rocket Cos., Inc.,
6.13%, 8/1/30 (1)	4,965	5,059
6.38%, 8/1/33 (1)	3,715	3,801
NORTHERN FUNDS QUARTERLY REPORT  132 FIXED INCOME FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.7% continued
Specialty Finance – 8.4%continued
Voyager Aviation Holdings LLC,
8.50%, 5/9/26 (1) (4) (5)	$2,552	$—
WEX, Inc.,
6.50%, 3/15/33 (1)	5,530	5,579
World Acceptance Corp.,
7.00%, 11/1/26 (1)	5,175	5,164
		201,882
Steel – 0.3%
Cleveland-Cliffs, Inc.,
7.50%, 9/15/31 (1)	3,701	3,569
TMS International Corp.,
6.25%, 4/15/29 (1)	2,165	2,059
United States Steel Corp.,
6.88%, 3/1/29	1,019	1,028
		6,656
Technology Hardware – 2.1%
CommScope LLC,
7.13%, 7/1/28 (1) †	1,372	1,348
9.50%, 12/15/31 (1)	6,450	6,755
CommScope Technologies LLC,
5.00%, 3/15/27 (1)	5,646	5,499
Imola Merger Corp.,
4.75%, 5/15/29 (1)	5,720	5,523
NCR Atleos Corp.,
9.50%, 4/1/29 (1)	10,984	12,031
Seagate HDD Cayman,
3.38%, 7/15/31	2,615	2,192
Viasat, Inc.,
5.63%, 4/15/27 (1)	6,455	6,430
6.50%, 7/15/28 (1) †	1,621	1,532
Zebra Technologies Corp.,
6.50%, 6/1/32 (1)	7,649	7,865
		49,175
Telecommunications – 2.5%
C&W Senior Finance Ltd.,
9.00%, 1/15/33 (1)	5,015	5,128
EchoStar Corp.,
10.75%, 11/30/29	13,540	13,946
Frontier Communications Holdings LLC,
6.75%, 5/1/29 (1)	6,695	6,783
Hughes Satellite Systems Corp.,
6.63%, 8/1/26 †	2,475	1,762
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.7% continued
Telecommunications – 2.5%continued
Level 3 Financing, Inc.,
4.25%, 7/1/28 (1)	$9,811	$8,997
4.88%, 6/15/29 (1)	1,490	1,391
6.88%, 6/30/33 (1)	4,010	4,080
Sable International Finance Ltd.,
7.13%, 10/15/32 (1)	4,440	4,452
Windstream Services LLC/Windstream Escrow Finance Corp.,
8.25%, 10/1/31 (1)	10,086	10,563
Zayo Group Holdings, Inc.,
6.13%, 3/1/28 (1)	4,285	3,698
		60,800
Tobacco & Cannabis – 0.2%
Turning Point Brands, Inc.,
7.63%, 3/15/32(1)	5,685	5,952
Transportation & Logistics – 3.3%
Allegiant Travel Co.,
7.25%, 8/15/27 (1)	3,985	3,986
American Airlines, Inc.,
7.25%, 2/15/28 (1) †	1,870	1,910
8.50%, 5/15/29 (1)	2,572	2,697
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 4/20/26 (1)	2,425	2,419
5.75%, 4/20/29 (1)	13,230	13,218
Beacon Mobility Corp.,
8/1/30 (1) (2)	3,740	3,819
First Student Bidco, Inc./First Transit Parent, Inc.,
4.00%, 7/31/29 (1)	5,975	5,617
Genesee & Wyoming, Inc.,
6.25%, 4/15/32 (1)	2,935	2,995
JetBlue Airways Corp./JetBlue Loyalty L.P.,
9.88%, 9/20/31 (1) †	2,890	2,812
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
6.50%, 6/20/27 (1)	2,078	2,081
OneSky Flight LLC,
8.88%, 12/15/29 (1)	6,725	7,002
Star Leasing Co. LLC,
7.63%, 2/15/30 (1)	5,845	5,796
Stonepeak Nile Parent LLC,
7.25%, 3/15/32 (1)	9,745	10,330
FIXED INCOME FUNDS 133 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.7% continued
Transportation & Logistics – 3.3%continued
United Airlines, Inc.,
4.63%, 4/15/29 (1)	$6,860	$6,659
XPO, Inc.,
7.13%, 6/1/31 (1)	8,204	8,576
		79,917
Transportation Equipment – 0.2%
Trinity Industries, Inc.,
7.75%, 7/15/28(1)	5,022	5,231
Total Corporate Bonds
(Cost $1,984,683)		1,950,661

FOREIGN ISSUER BONDS – 14.2%
Aerospace & Defense – 0.8%
Bombardier, Inc.,
6.00%, 2/15/28 (1)	8,745	8,798
7.50%, 2/1/29 (1)	2,915	3,061
7.25%, 7/1/31 (1)	2,890	3,034
7.00%, 6/1/32 (1) †	1,871	1,948
6.75%, 6/15/33 (1)	2,445	2,533
		19,374
Asset Management – 0.4%
CI Financial Corp.,
7.50%, 5/30/29 (1)	6,075	6,410
UBS Group A.G.,
(Variable, USD SOFR ICE Swap Rate 5Y + 3.08%), 7.00%, 2/10/30 (1) (3) (6)	2,850	2,835
		9,245
Automotive – 0.6%
IHO Verwaltungs GmbH,
7.75%, (100% Cash), 11/15/30 (1) (7)	4,654	4,777
ZF North America Capital, Inc.,
7.13%, 4/14/30 (1)	5,525	5,402
6.88%, 4/23/32 (1)	4,275	3,951
		14,130
Banking – 1.1%
Banco Bilbao Vizcaya Argentaria S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.10%), 9.38%, 3/19/29 (3) (6)	3,775	4,166
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.2% continued
Banking – 1.1%continued
Barclays PLC,
(Variable, USD SOFR ICE Swap Rate 5Y + 5.78%), 9.63%, 12/15/29 (3) (6)	$2,135	$2,371
BNP Paribas S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.13%), 7.45%, 6/27/35 (1) (3) (6)	2,325	2,339
Deutsche Bank A.G.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.52%), 6.00%, 10/30/25 (3) (6)	3,200	3,186
NatWest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.10%), 4.60%, 6/28/31 (3) (6)	499	438
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.75%), 8.13%, 11/10/33 (3) (6)	4,490	4,843
Societe Generale S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.45%), 10.00%, 11/14/28 (1) (3) (6)	3,610	3,940
Swedbank AB,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.59%), 7.63%, 3/17/28 (3) (6) (8)	5,475	5,715
		26,998
Cable & Satellite – 0.3%
Ziggo Bond Co. B.V.,
5.13%, 2/28/30(1)	8,370	7,308
Chemicals – 0.5%
Cerdia Finanz GmbH,
9.38%, 10/3/31 (1)	7,770	8,053
Nufarm Australia Ltd./Nufarm Americas, Inc.,
5.00%, 1/27/30 (1)	3,750	3,460
		11,513
Containers & Packaging – 0.0%
ARD Finance S.A.,
6.50%, (100% Cash), 6/30/27(1) (7)	6,067	258
E-Commerce Discretionary – 0.1%
Rakuten Group, Inc.,
9.75%, 4/15/29(1)	2,947	3,228
NORTHERN FUNDS QUARTERLY REPORT  134 FIXED INCOME FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.2% continued
Electric Utilities – 0.1%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC,
6.38%, 2/15/32(1)	$3,540	$3,546
Electrical Equipment – 0.1%
TK Elevator U.S. Newco, Inc.,
5.25%, 7/15/27(1)	2,940	2,938
Food – 0.2%
Minerva Luxembourg S.A.,
4.38%, 3/18/31 (1)	3,720	3,316
Sigma Holdco B.V.,
7.88%, 5/15/26 (1)	1,453	1,453
		4,769
Household Products – 0.1%
Kronos Acquisition Holdings, Inc.,
8.25%, 6/30/31(1) †	3,520	3,196
Industrial Support Services – 0.1%
Albion Financing 1 S.a.r.l./Aggreko Holdings, Inc.,
7.00%, 5/21/30(1)	2,940	3,000
Insurance – 1.1%
Ardonagh Group Finance Ltd.,
8.88%, 2/15/32 (1)	11,302	11,892
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden U.S. Refinance LLC,
8.13%, 2/15/32 (1)	7,435	7,733
Jones Deslauriers Insurance Management, Inc.,
10.50%, 12/15/30 (1)	5,532	5,896
		25,521
Leisure Facilities & Services – 1.3%
1011778 B.C. ULC/New Red Finance, Inc.,
4.00%, 10/15/30 (1)	4,410	4,110
Allwyn Entertainment Financing UK PLC,
7.88%, 4/30/29 (1)	3,220	3,351
Cruise Yacht Upper HoldCo Ltd.,
11.88%, 7/5/28	8,250	6,930
Flutter Treasury DAC,
5.88%, 6/4/31 (1)	2,878	2,900
Melco Resorts Finance Ltd.,
5.63%, 7/17/27 (1)	6,680	6,668
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.2% continued
Leisure Facilities & Services – 1.3%continued
Studio City Finance Ltd.,
5.00%, 1/15/29 (1)	$6,510	$5,973
		29,932
Machinery – 0.3%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC,
9.00%, 2/15/29(1)	5,895	6,164
Metals & Mining – 1.4%
Aris Mining Corp.,
8.00%, 10/31/29 (1)	4,220	4,304
Capstone Copper Corp.,
6.75%, 3/31/33 (1)	4,420	4,526
First Quantum Minerals Ltd.,
9.38%, 3/1/29 (1)	1,265	1,343
8.63%, 6/1/31 (1)	9,070	9,410
FMG Resources Pty. Ltd., Series 2006,
4.38%, 4/1/31 (1)	7,160	6,690
Taseko Mines Ltd.,
8.25%, 5/1/30 (1)	6,451	6,754
		33,027
Oil & Gas Services & Equipment – 0.3%
Seadrill Finance Ltd.,
8.38%, 8/1/30 (1)	5,855	5,963
Shelf Drilling Holdings Ltd.,
9.63%, 4/15/29 (1)	1,946	1,559
		7,522
Oil & Gas Supply Chain – 1.1%
Baytex Energy Corp.,
8.50%, 4/30/30 (1)	3,175	3,177
7.38%, 3/15/32 (1) †	2,085	1,991
eG Global Finance PLC,
12.00%, 11/30/28 (1)	5,286	5,835
MEG Energy Corp.,
5.88%, 2/1/29 (1)	4,280	4,276
Parkland Corp.,
4.50%, 10/1/29 (1)	5,320	5,114
Strathcona Resources Ltd.,
6.88%, 8/1/26 (1)	4,845	4,845
		25,238
Specialty Finance – 0.7%
GGAM Finance Ltd.,
8.00%, 2/15/27 (1)	3,355	3,459
FIXED INCOME FUNDS 135 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.2% continued
Specialty Finance – 0.7%continued
6.88%, 4/15/29 (1)	$2,895	$2,993
goeasy Ltd.,
9.25%, 12/1/28 (1)	4,175	4,417
6.88%, 5/15/30 (1)	1,826	1,836
Phoenix Aviation Capital Ltd.,
9.25%, 7/15/30 (1)	3,455	3,579
		16,284
Steel – 0.2%
Infrabuild Australia Pty. Ltd.,
14.50%, 11/15/28(1)	3,415	3,686
Telecommunications – 3.0%
Altice Financing S.A.,
5.00%, 1/15/28 (1) †	4,915	3,698
5.75%, 8/15/29 (1)	6,170	4,505
Altice France Holding S.A.,
10.50%, 5/15/27 (1) (4)	10,410	3,618
Altice France S.A.,
5.50%, 1/15/28 (1)	3,295	2,773
5.13%, 7/15/29 (1)	6,610	5,463
5.50%, 10/15/29 (1)	9,195	7,622
Connect Finco S.a.r.l./Connect U.S. Finco LLC,
9.00%, 9/15/29 (1)	7,682	7,721
Fibercop S.p.A.,
6.38%, 11/15/33 (1)	10,504	10,200
Iliad Holding SASU,
7.00%, 10/15/28 (1)	2,950	3,004
8.50%, 4/15/31 (1)	4,675	5,001
7.00%, 4/15/32 (1)	4,900	5,020
Telesat Canada/Telesat LLC,
5.63%, 12/6/26 (1)	1,950	1,170
6.50%, 10/15/27 (1)	7,080	2,620
Vmed O2 UK Financing I PLC,
4.25%, 1/31/31 (1)	5,250	4,810
4.75%, 7/15/31 (1)	4,740	4,385
		71,610
Transportation & Logistics – 0.3%
VistaJet Malta Finance PLC/Vista Management Holding, Inc.,
7.88%, 5/1/27 (1)	3,045	3,064
6.38%, 2/1/30 (1) †	5,125	4,804
		7,868
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.2% continued
Transportation Equipment – 0.1%
New Flyer Holdings, Inc.,
9.25%, 7/1/30(1) †	$1,810	$1,910
Total Foreign Issuer Bonds
(Cost $355,629)		338,265

TERM LOANS – 0.0%
Biotechnology & Pharmaceuticals – 0.0%
Alvogen Pharma U.S., Inc., Loan,
(Floating, CME Term SOFR USD 3M + 2.50%, 3.00% Floor), 6.80%, 3/1/29	2,625	866
Total Term Loans
(Cost $2,624)		866

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 0.0%
Media – 0.0%
Beasley Broadcast Group, Inc., Class A*	6,461	$27
Passenger Airlines – 0.0%
Voyager Aviation Holdings LLC(5) (9) *	2,621	—
Total Common Stocks
(Cost $84)		27

PREFERRED STOCKS – 0.0%
Specialized Finance – 0.0%
Cayenne Aviation LLC(5) (9) *	15,725	—
Total Preferred Stocks
(Cost $1,573)		—

OTHER – 0.0%
Escrow Par Pharmaceutical, Inc. (1) (5) *	8,813,000	—
Total Other
(Cost $—)		—

NORTHERN FUNDS QUARTERLY REPORT  136 FIXED INCOME FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 6.1%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 4.39%(10) (11) (12)	81,893,006	$81,893
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.15%(10) (11)	63,914,238	63,914
Total Investment Companies
(Cost $145,807)		145,807

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bills,
4.12%, 9/11/25(13)	$2,805	$2,781
4.14%, 11/28/25(13) (14)	551	542
Total Short-Term Investments
(Cost $3,323)		3,323

Total Investments – 102.1%
(Cost $2,493,723)		2,438,949
Liabilities less Other Assets – (2.1%)		(50,656)
NET ASSETS – 100.0%		$2,388,293

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At June 30, 2025, the value of these securities amounted to approximately $2,020,334,000 or
84.6% of net assets.

(2)	When-Issued Security. Coupon rate is not in effect at June 30, 2025.
(3)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2025.
(4)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(5)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(6)	Perpetual bond. Maturity date represents next call date.
(7)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(8)
Security exempt from registration pursuant to Regulation S under the
Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(9)	Restricted security. At June 30, 2025, the value of these restricted securities amounted to $0 or 0.0% of net assets. Additional information on these restricted securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Cayenne Aviation LLC	5/18/21	$1,573
SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Voyager Aviation Holdings LLC	5/18/21	$3

(10)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(11)	7-day current yield as of June 30, 2025 is disclosed.
(12)	Investment of securities lending cash collateral in connection with securities lending.
(13)	Discount rate at the time of purchase.
(14)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M - 3 Month

5Y - 5 Year

7Y - 7 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

ICE - Intercontinental Exchange

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At June 30, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
2-Year U.S. Treasury Note	400	$83,209	Long	9/25	$303
FIXED INCOME FUNDS 137 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds:
Industrial Intermediate Products	$—	$9,550	$48	$9,598
All Other Industries(1)	—	1,941,063	—	1,941,063
Total Corporate Bonds	—	1,950,613	48	1,950,661
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Foreign Issuer Bonds(1)	$—	$338,265	$—	$338,265
Term Loans	—	866	—	866
Common Stocks(1)	27	—	—	27
Investment Companies	145,807	—	—	145,807
Short-Term Investments	—	3,323	—	3,323
Total Investments	$145,834	$2,293,067	$48	$2,438,949
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$303	$—	$—	$303

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$99,818	$17,925	$80 (1)	$81,893	81,893,006
Northern Institutional Funds - U.S. Government Portfolio (Shares)	34,238	225,424	195,748	733	63,914	63,914,238
Total	$34,238	$325,242	$213,673	$813	$145,807	145,807,244

(1)
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

NORTHERN FUNDS QUARTERLY REPORT  138 FIXED INCOME FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 0.6%
Engineering & Construction – 0.1%
Nature Conservancy (The),
1.30%, 7/1/28	$1,350	$1,223
Health Care Facilities & Services – 0.5%
Bon Secours Mercy Health, Inc.,
3.46%, 6/1/30	500	480
Seattle Children's Hospital,
1.21%, 10/1/27	5,000	4,682
		5,162
Total Corporate Bonds
(Cost $6,850)		6,385

MUNICIPAL BONDS – 97.4%
Alabama – 2.2%
Black Belt Energy District Gas Project Revenue Bonds, Series B,
5.00%, 9/1/32(1) (2)	1,500	1,579
Black Belt Energy District Gas Project Revenue Bonds, Series D,
5.00%, 11/1/32	6,000	6,376
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds, Series D1,
4.00%, 6/1/27(1) (2)	5,000	5,042
Black Belt Energy Gas District Revenue Bonds, Series A, Gas Project No. 8,
4.00%, 12/1/29(1) (2)	7,500	7,445
Jefferson County Sewer Revenue Refunding Warrants,
5.00%, 10/1/38	1,325	1,395
Southeast Energy Authority Cooperative District Energy Supply Revenue Bonds, Series C,
5.00%, 2/1/31(1) (2)	2,000	2,112
		23,949
Alaska – 1.3%
Alaska State Housing Finance Corp. Revenue Refunding Bonds, Series A,
5.00%, 6/1/30	5,000	5,183
Alaska State Housing Finance Corp. Revenue Refunding Bonds, State Capital, Unrefunded Balance,
4.00%, 6/1/36	3,555	3,555
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.4%continued
Alaska – 1.3%continued
Anchorage Port Revenue Bonds, Series A (AMT),
5.50%, 2/1/32	$2,010	$2,238
Juneau City & Borough G.O. Unlimited Bonds,
6/1/35(3)	2,000	2,249
Matanuska-Susitna Borough G.O. Unlimited Bonds, Series A,
5.00%, 11/1/44	725	750
		13,975
Arizona – 2.7%
Arizona State IDA Education Revenue Bonds, Series A-Social, Macombs Facility Project,
4.00%, 7/1/36	315	298
4.00%, 7/1/41	800	708
Arizona State IDA National Charter School Revolving Loan Fund Revenue Bonds, Equitable School Revenue, Social Bonds,
4.00%, 11/1/46	1,000	838
Maricopa County High School District No. 210 Phoenix G.O. Unlimited Bonds, School Improvement Project of 2011 & 2017,
5.00%, 7/1/35	1,775	1,831
Maricopa County IDA Educational Facilities Revenue Bonds, Creighton University Project,
5.00%, 7/1/47	1,500	1,505
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,
4.00%, 1/1/36	180	180
Maricopa County Special Health Care District G.O. Unlimited Bonds,
4.00%, 7/1/38	2,500	2,410
Maricopa County Unified School District No. 69 Paradise Valley School Improvement Project 2015 G.O. Unlimited Bonds, Series C,
5.00%, 7/1/26	1,500	1,535
Mesa Utility Systems Revenue Bonds (AG Insured),
5.00%, 7/1/45	1,055	1,097
FIXED INCOME FUNDS 139 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.4%continued
Arizona – 2.7%continued
Phoenix Civic Improvement Corp. Airport Senior Lien Revenue Refunding Bonds (AMT),
5.00%, 7/1/31	$1,500	$1,619
Phoenix Civic Improvement Corp. Excise Tax Subordinate Revenue Refunding Bonds, Series C,
7/1/39(3)	12,000	13,052
Phoenix Civic Improvement Corp. Wastewater System Junior Lien Revenue Refunding Bonds,
5.00%, 7/1/30	2,000	2,038
Salt Verde Financial Corp. Senior Gas Revenue Bonds,
5.00%, 12/1/37	1,500	1,562
		28,673
Arkansas – 0.4%
Little Rock School District G.O. Limited Refunding Bonds, Series A (AGM Insured State Aid Withholding),
2.00%, 2/1/34	4,000	3,293
2.25%, 2/1/41	1,485	989
		4,282
California – 6.6%
Anaheim Housing & Public Improvements Authority Revenue Refunding Bonds, Electric Utility Distribution System,
5.00%, 10/1/34	1,250	1,297
5.00%, 10/1/52	5,000	5,036
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 8/1/31(1) (2)	4,525	4,498
California Community Choice Financing Authority Revenue Bonds, Clean Energy Project,
5.00%, 4/1/32(1) (2)	5,705	6,011
California Community Choice Financing Authority Revenue Bonds, Clean Energy Project, Green Bonds,
4.00%, 12/1/27(1) (2)	5,000	5,014
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.4%continued
California – 6.6%continued
California Community Choice Financing Authority Sustainable Revenue Bonds, Clean Energy Project,
5.00%, 8/1/33(1) (2)	$5,000	$5,360
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	3,270	3,051
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	80	80
California State Health Facilities Financing Authority Variable Revenue Bonds, Providence St. Joseph Health,
10/1/32(1) (3)	4,000	4,304
Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series C, Election,
(Step to 6.63% on 8/1/26), 0.00%, 8/1/35(4)	11,850	13,817
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.00%, 5/15/35	600	604
Los Angeles Department of Airports Senior Revenue Bonds, Series C (AMT),
5.00%, 5/15/33	4,420	4,655
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series D,
5.00%, 7/1/31	2,480	2,695
Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series D,
5.25%, 7/1/38	3,000	3,030
Los Angeles Department of Water & Power Waterworks Revenue Refunding Bonds, Series A,
5.00%, 7/1/38	1,755	1,757
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/33	2,500	2,864
NORTHERN FUNDS QUARTERLY REPORT  140 FIXED INCOME FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.4%continued
California – 6.6%continued
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),
5.00%, 5/1/39	$2,355	$2,389
San Francisco City & County Commission International Airport Revenue Bonds, Second Series A (AMT),
5.00%, 5/1/33	2,500	2,718
University of California Revenue Refunding Bonds, Series BZ,
5.00%, 5/15/39	1,635	1,787
		70,967
Colorado – 5.1%
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), Prerefunded,
5.25%, 12/1/26(5)	225	233
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B, Unrefunded Balance (State Aid Withholding),
5.25%, 12/1/40	4,775	4,881
Adams County School District No. 14 G.O. Unlimited Bonds (State Aid Withholding),
5.50%, 12/1/40	1,500	1,674
5.50%, 12/1/43	3,500	3,813
Arvada Sales & Use TRB,
5.00%, 12/1/31	2,000	2,108
Colorado Bridge & Tunnel Enterprise Senior Infrastructure Revenue Bonds, Series A (AG Insured),
5.25%, 12/1/44	930	972
5.25%, 12/1/45	1,300	1,350
Colorado State COPS, Series A,
4.00%, 12/15/36	5,000	4,984
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Adventist Health System Sunbelt,
4.00%, 11/15/41	1,000	939
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.4%continued
Colorado – 5.1%continued
Colorado State Health Facilities Authority Revenue Refunding Bonds, Intermountain Healthcare,
5.00%, 5/15/32	$2,000	$2,226
Denver City & County Airport Revenue Bonds, Series A (AMT),
5.00%, 11/15/32	10,000	10,858
5.50%, 11/15/35	10,000	10,993
5.00%, 11/15/41	1,000	1,013
Denver City & County Airport System Subordinate Revenue Refunding Bonds (AMT), Series A,
5.00%, 12/1/43	4,500	4,487
Denver City & County Dedicated TRB, Series A-1,
5.00%, 8/1/48	2,750	2,765
Larimer & Weld Counties School District No. RE-5J G.O. Unlimited Bonds (State Aid Withholding),
4.00%, 12/1/34	1,850	1,882
		55,178
Connecticut – 1.6%
Connecticut State G.O. Unlimited Bonds, Series 2021 A,
3.00%, 1/15/33	5,005	4,801
Connecticut State G.O. Unlimited Bonds, Series A,
5.00%, 3/15/44	1,250	1,309
Connecticut State Health & Educational Facilities Authority Variable Revenue Bonds, Series A-3, Yale University,
2.95%, 7/1/27(1) (2)	3,000	2,993
University of Connecticut Revenue Bonds, Series A,
5.25%, 11/15/47	8,000	8,119
		17,222
District of Columbia – 2.1%
District of Columbia Income Tax Secured Revenue Bonds, Series A,
5.00%, 7/1/47	2,000	2,025
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/30	7,500	8,045
5.00%, 10/1/33	4,765	5,182
FIXED INCOME FUNDS 141 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.4%continued
District Of Columbia – 2.1%continued
Metropolitan Washington Airports Authority System Revenue Refunding Bonds (AMT),
5.00%, 10/1/30	$2,630	$2,706
Washington Metropolitan Area Transit Authority Gross Revenue Bonds,
5.00%, 7/1/38	3,000	3,030
5.00%, 7/1/43	2,000	2,005
		22,993
Florida – 8.0%
Broward County Airport System Revenue Bonds (AMT),
5.00%, 10/1/37	1,500	1,509
Broward County School Board Refunding COPS, Series C,
5.00%, 7/1/26	3,000	3,064
Central Florida Expressway Authority Senior Lien Revenue Refunding Bonds, Series B, Prerefunded,
4.00%, 7/1/26(5)	5,000	5,066
Columbia County School Board COPS (AG Insured),
5.00%, 7/1/37	1,135	1,214
Florida State Development Finance Corp. Revenue Refunding Bonds, Brightline Florida Passenger Rail Project (AMT),
5.00%, 7/1/41	2,000	1,821
Florida State Municipal Power Agency Revenue Refunding Bonds, Series A,
5.00%, 10/1/31	1,000	1,021
Greater Orlando Aviation Authority Airport Facilities Revenue Bonds (AMT),
5.00%, 10/1/33	2,100	2,284
JEA Electric System Revenue Refunding Bonds, Series Three 2024-A (AGC Insured),
5.00%, 10/1/32	2,685	3,020
JEA Water and Sewer Revenue Refunding Bonds, Series A,
5.00%, 10/1/31	14,960	15,606
Lake County School Board Refunding COPS, Series A (AG Insured),
5.00%, 6/1/31	2,000	2,204
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.4%continued
Florida – 8.0%continued
Lee County Transportation Facilities Revenue Refunding Bonds,
5.00%, 10/1/27	$1,600	$1,673
Manatee County School Board COPS, Master Lease Program (AG Insured),
5.00%, 7/1/42	2,000	2,069
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/35	2,810	2,997
Miami-Dade County Educational Facilities Authority Revenue Refunding Bonds, University of Miami, Series B (AMBAC Insured),
5.25%, 4/1/26	4,000	4,069
Miami-Dade County G.O. Unlimited Bonds, Building Better Communities Program,
5.00%, 7/1/46	6,800	7,063
Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-1 (AMT) (AGM Insured),
4.00%, 10/1/45	2,325	2,108
Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-2 (AGM Insured),
3.00%, 10/1/50	7,500	5,251
Miami-Dade County Water & Sewer System Revenue Bonds, Series A,
4.00%, 10/1/37	2,500	2,490
North Miami Community Redevelopment Agency Revenue Bonds,
5.00%, 3/1/39	1,250	1,289
5.00%, 3/1/40	1,000	1,023
5.00%, 3/1/41	1,000	1,010
Orlando Utilities Commission Utility System Revenue Bonds, Series B,
1.25%, 10/1/28(1) (2)	1,000	896
Palm Beach County Educational Facilities Authority Revenue Bonds, Palm Beach Atlantic University,
5.00%, 10/1/43	625	604
Palm Beach County School Board Refunding COPS, Series A,
5.00%, 8/1/32	1,300	1,458
NORTHERN FUNDS QUARTERLY REPORT  142 FIXED INCOME FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.4%continued
Florida – 8.0%continued
Pasco County School Board COPS, Series A (BAM Insured),
5.00%, 8/1/43	$5,000	$5,095
South Broward Hospital District Revenue Refunding Bonds, Series A,
4.00%, 5/1/44	4,000	3,551
South Florida Water Management District Refunding COPS,
5.00%, 10/1/36	4,000	4,036
Tallahassee Consolidated Utility Revenue Refunding Bonds, Series A,
5.00%, 10/1/39	2,500	2,701
		86,192
Georgia – 2.3%
Atlanta Airport Passenger Facility Charge Subordinate Revenue Bonds,
5.00%, 7/1/37	5,000	5,216
Burke County Development Authority PCR Bonds, Go Power Company Plant Vogtle Project-FIF,
2.20%, 10/1/32	650	546
Downtown Savannah Authority Revenue Bonds, Chatham County Judicial Complex,
5.00%, 6/1/32	1,250	1,272
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,
4.00%, 9/1/27(1) (2)	5,000	5,047
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series B,
5.00%, 3/1/30(1) (2)	5,000	5,268
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series E,
5.00%, 12/1/32(1) (2)	2,500	2,631
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,
5.50%, 7/1/60	2,500	2,500
Richmond County Board of Education G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 10/1/26	2,100	2,161
		24,641
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.4%continued
Hawaii – 2.2%
Hawaii State Airports System Revenue Bonds, Series A (AMT),
5.00%, 7/1/43	$5,000	$4,980
Hawaii State Department of Budget & Finance Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group,
5.00%, 7/1/26	2,510	2,566
Honolulu City & County G.O. Unlimited Bonds, Series A,
5.00%, 10/1/35	4,825	4,838
Honolulu City & County Wastewater System Revenue Refunding Bonds, Senior First Bond Resolution,
5.00%, 7/1/27	11,755	11,755
		24,139
Illinois – 6.6%
Champaign County Community Unit School District No. 4 G.O. Unlimited Bonds, Series A,
5.00%, 1/1/32	2,300	2,392
Chicago G.O. Unlimited Refunding Bonds, Series A,
5.00%, 1/1/33	2,685	2,792
Chicago Midway Airport Senior Revenue Refunding Bonds, Series C (AMT),
5.00%, 1/1/33	2,500	2,682
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds, Series A (AMT),
5.00%, 1/1/39	2,400	2,409
Chicago Waterworks Second Lien Revenue Refunding Bonds, Series A,
5.00%, 11/1/27	1,220	1,273
Cook County Community Consolidated School District No. 34 G.O. Unlimited Bonds, Series A,
2.00%, 12/1/38	2,425	1,705
Cook County Sales Tax Revenue Refunding Bonds,
5.00%, 11/15/33	5,000	5,191
5.25%, 11/15/35	5,000	5,168
FIXED INCOME FUNDS 143 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.4%continued
Illinois – 6.6%continued
Cook Kane Lake & Mc Henry Counties Community College District No. 512 G.O. Unlimited Bonds,
4.00%, 12/15/30	$5,000	$5,138
DuPage County High School District No. 87 Glenbard Township G.O. Unlimited Bonds,
5.00%, 1/1/43	1,500	1,549
Illinois Finance Authority Revenue Refunding Bonds, Series A, University of Chicago,
5.00%, 10/1/31	4,150	4,579
Illinois State Finance Authority Academic Facilities Lease Revenue Bonds, University of Illinois at Urbana-Champaign,
5.00%, 10/1/44	1,030	1,030
Illinois State Finance Authority Revenue Bonds, Township High School District,
4.00%, 12/1/32	1,940	1,979
Illinois State Finance Authority Revenue Refunding Bonds, OSF Healthcare System,
5.00%, 11/15/34	3,000	3,234
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center,
5.00%, 11/15/38	1,955	1,955
Illinois State Finance Authority Variable Revenue Bonds, Series A-3, Uchicago Medicine,
5.00%, 8/15/35(1) (2)	2,500	2,683
Illinois State Finance Authority Variable Revenue Refunding Bonds, Silver Cross Hospital,
5.00%, 8/15/30(1) (2)	1,750	1,866
Illinois State Financing Authority Revenue Bonds, The Chicago School,
5.00%, 4/1/27	300	308
Illinois State G.O. Unlimited Bonds, Series B,
5.00%, 5/1/34	2,700	2,935
Illinois State G.O. Unlimited Bonds, Series C,
5.00%, 11/1/29	3,425	3,541
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.4%continued
Illinois – 6.6%continued
Illinois State Toll Highway Authority Senior Revenue Bonds, Series A,
5.00%, 1/1/41	$2,825	$2,970
Illinois State Toll Highway Authority Senior Revenue Bonds, Series B,
5.00%, 1/1/33	1,720	1,745
Lake County Community Consolidated School District No. 34 Antioch G.O. Unlimited Bonds, Series C,
5.00%, 1/1/44	2,545	2,596
5.00%, 1/1/45	2,670	2,706
Lake County Community Consolidated School District No. 41 Lake Villa G.O. Unlimited Bonds (BAM Insured),
4.00%, 11/1/31	1,000	1,030
Lake County Forest Preservation District G.O. Unlimited Refunding Bonds,
2.00%, 12/15/31	1,765	1,546
Peoria G.O. Unlimited Bonds, Series A (AGM Insured),
5.00%, 1/1/36	500	535
Regional Transportation Authority Revenue Bonds, Series B (NATL Insured),
5.75%, 6/1/33	2,000	2,215
Saint Clair County Community Unit School District No. 187 Cahokia G.O. Unlimited Bonds, Series A (AGM Insured),
5.00%, 1/1/49	1,000	1,018
		70,770
Indiana – 2.9%
Bloomington Public Building Corp. Lease Rental Revenue Bonds,
5.00%, 2/1/45	800	808
Hamilton County Public Building Corp. Lease Rental Revenue Bonds,
5.00%, 7/10/41	3,910	4,104
Indiana Finance Authority Thermal Energy System Utility Revenue Refunding Bonds, Citizens Energy Group Project,
5.25%, 10/1/43	1,360	1,422
NORTHERN FUNDS QUARTERLY REPORT  144 FIXED INCOME FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.4%continued
Indiana – 2.9%continued
Indiana Finance Authority Wastewater Utility First Lien Revenue Bonds, Series A, CWA Authority,
4.25%, 10/1/44	$5,000	$4,475
Indiana State Finance Authority Hospital Revenue Refunding Bonds, Series A, University Health Obligated Group,
5.00%, 12/1/40	6,500	6,500
Indiana State Finance Authority Sustainable Revenue Bonds, Series A,
5.00%, 2/1/43	5,000	5,240
Indianapolis Local Public Improvement Bank Revenue Refunding Bonds, Indianapolis Airport Authority Project,
5.25%, 1/1/50	3,000	3,104
IPS Multi-School Building Corp. Sustainable First Mortgage Revenue Bonds (State Intercept Program),
5.00%, 7/15/38	2,440	2,601
Logansport Renovation School Building Corp. First Mortgage Revenue Bonds (State Intercept Program),
5.00%, 7/15/27	1,025	1,068
South Bend Community School Corp. G.O. Limited Bonds (State Intercept Program),
4.00%, 1/15/26	1,375	1,382
		30,704
Iowa – 0.1%
PEFA, Inc., Iowa Gas Project Revenue Bonds,
5.00%, 9/1/26(1) (2)	1,000	1,012
Kansas – 0.3%
Kansas State Department of Transportation Highway Revenue Refunding Bonds, Series A,
5.00%, 9/1/41	2,000	2,139
Leavenworth County Unified School District No. 458 G.O. Unlimited Bonds,
5.50%, 9/1/35	670	742
		2,881
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.4%continued
Kentucky – 4.8%
Carroll County Environmental Facilities Revenue Refunding Bonds (AMT), Kentucky Utilities Company,
2.00%, 2/1/32	$5,250	$4,482
Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program),
4.00%, 5/1/38	5,000	4,711
Jefferson County School District Finance Corp. School Building Revenue Bonds, Series A (State Intercept Program),
4.00%, 6/1/31	3,935	3,960
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series A, CommonSpirit Health,
5.00%, 8/1/34	750	783
5.00%, 8/1/35	550	571
5.00%, 8/1/36	750	774
Kentucky State Property and Buildings Commission Revenue Bonds, Project No.130, Series A,
5.00%, 11/1/30	2,425	2,672
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series A,
5.25%, 12/1/29(1) (2)	2,000	2,114
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series A-1,
5.25%, 2/1/32(1) (2)	9,000	9,616
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series B,
5.00%, 8/1/32(1) (2)	8,130	8,590
Louisville & Jefferson County Metro Government Health System Revenue Refunding Bonds, Norton Healthcare, Inc.,
4.00%, 10/1/36	1,315	1,263
Louisville & Jefferson County Metro Government PCR Refunding Bonds (AMT), Gas & Electric,
1.35%, 11/1/27	2,500	2,361
FIXED INCOME FUNDS 145 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.4%continued
Kentucky – 4.8%continued
Louisville & Jefferson County Metro Government PCR Refunding Bonds, Gas & Electric,
2.00%, 10/1/33	$6,000	$4,985
Oldham School District Finance Corp. Revenue Refunding Bonds (BAM Insured),
5.00%, 8/1/31	2,170	2,383
Richmond G.O. Unlimited Bonds,
5.00%, 6/1/42	1,550	1,615
Trimble County Pollution Control Variable Revenue Bonds (AMT), Louisville Gas and Electric Co.,
1.30%, 9/1/27(1) (2)	1,000	930
		51,810
Louisiana – 1.7%
East Baton Rouge Parish Sewerage Commission Variable Revenue Refunding Bonds, Series A,
1.30%, 2/1/28(1) (2)	2,500	2,318
Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Refunding Bonds, Entergy Louisiana LLC Project,
2.50%, 4/1/36	7,500	6,070
Louisiana Public Facilities Authority Revenue Bonds, Department of Public Safety Crime (AGC Insured),
5.00%, 8/1/43	795	823
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic Foundation Project,
5.25%, 5/15/50	3,500	3,573
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance,
5.00%, 5/15/47	2,925	2,855
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Series A, Woman's Hospital Foundation Project,
5.00%, 10/1/30	1,505	1,554
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.4%continued
Louisiana – 1.7%continued
Saint John The Baptist Parish Revenue Refunding Bonds, Marathon Oil Corp. Project,
2.20%, 7/1/26(1) (2)	$1,000	$987
		18,180
Maine – 0.4%
Maine State Housing Authority Energy Housing & Economic Revenue Fund Revenue Refunding Bonds, Series 1,
5.00%, 6/15/35	3,730	3,966
Maryland – 1.4%
Maryland State Department of Transportation Consolidated Revenue Bonds, Series A,
3.00%, 10/1/31	5,000	4,941
3.00%, 10/1/32	5,000	4,848
Washington Suburban Sanitary District Consolidated Public Improvement G.O. Unlimited Revenue Bonds, Second Series (County Gtd.),
5.00%, 6/1/37	5,000	5,053
		14,842
Massachusetts – 1.9%
Massachusetts State Bay Transportation Authority Senior Sales Tax Revenue Refunding Bonds, Series A,
5.00%, 7/1/40	4,000	4,313
Massachusetts State Development Finance Agency Revenue Bonds, Lasell Village, Inc.,
5.25%, 7/1/45	2,000	2,004
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Partners Healthcare System,
5.00%, 7/1/29	1,625	1,698
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Suffolk University,
5.00%, 7/1/29	500	516
Massachusetts State Development Finance Agency Variable Revenue Bonds, Brown Health University Obligated Group,
5.00%, 8/15/31(1) (2)	2,000	2,135
NORTHERN FUNDS QUARTERLY REPORT  146 FIXED INCOME FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.4%continued
Massachusetts – 1.9%continued
Massachusetts State G.O. Limited Bonds, Series A,
5.00%, 4/1/50	$2,000	$2,053
Massachusetts State Port Authority Revenue Bonds, Series C (AMT),
5.00%, 7/1/30	3,000	3,175
Massachusetts State School Building Authority Senior Lien Sales TRB, Series B,
5.00%, 11/15/39	4,000	4,045
		19,939
Michigan – 3.4%
Battle Creek School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/27	1,540	1,566
Chippewa Valley Schools G.O. Unlimited Refunding Bonds, Series A (Q-SBLF Insured),
5.00%, 5/1/27	400	403
Comstock Park Public Schools G.O. Unlimited Bonds, Series II (Q-SBLF Insured),
5.00%, 11/1/44	1,170	1,221
5.00%, 11/1/49	2,230	2,279
Grosse Pointe Public School System G.O. Unlimited Bonds,
3.00%, 5/1/34	1,815	1,695
Holt Public Schools G.O. Unlimited Bonds, Series I (Q-SBLF Insured),
3.00%, 5/1/34	1,175	1,091
Michigan State Finance Authority Limited Obligation Revenue Refunding Bonds, Lawrence Technology University,
4.00%, 2/1/42	745	618
Michigan State Finance Authority Revenue Refunding Bonds, Beaumont Spectrum Consolidation,
5.00%, 4/15/27	3,175	3,295
Michigan State Finance Authority Variable Revenue Refunding Bonds, McLaren Healthcare,
1.20%, 4/13/28(1) (2)	1,250	1,173
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.4%continued
Michigan – 3.4%continued
Michigan State G.O. Unlimited Refunding Bonds, Series A, Environmental Program,
1.00%, 12/1/25	$635	$630
Michigan State HDA SFM Revenue Bonds, Series A, Social Bonds,
4.00%, 12/1/37	2,505	2,403
Rockford Public School District G.O. Unlimited Bonds, Series II (Q-SBLF Insured),
5.00%, 5/1/44	3,805	3,926
Walled Lake Consolidated School District G.O. Unlimited Bonds (Q-SBLF Insured),
5.00%, 5/1/50	1,635	1,650
Wayne County Airport Authority Revenue Bonds, Series D (AGM Insured),
5.00%, 12/1/32	9,690	9,734
West Bloomfield School District G.O. Unlimited Bonds, Series I (Q-SBLF Insured),
5.00%, 5/1/42	4,200	4,383
		36,067
Minnesota – 0.2%
Minneapolis & Saint Paul Housing & Redevelopment Authority Health Care Revenue Refunding Bonds, Allina Health System,
5.00%, 11/15/26	2,000	2,054
Mississippi – 0.1%
Mississippi State Business Finance Corp. Revenue Bonds, System Energy Resources, Inc., Project,
2.38%, 6/1/44	1,000	601
Missouri – 1.4%
Joplin Schools G.O. Unlimited Refunding Bonds, Missouri Direct Deposit Program (State Aid Direct Deposit Program),
5.00%, 3/1/30	1,215	1,255
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Refunding Bonds, IATAN 2 Project,
5.00%, 1/1/33	1,400	1,562
FIXED INCOME FUNDS 147 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.4%continued
Missouri – 1.4%continued
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series B,
5.00%, 1/1/26	$1,480	$1,482
Platte County School District No. 3 G.O. Unlimited Bonds,
5.25%, 3/1/34	2,710	3,015
Saint Charles County Public Water Supply District No. 2 COPS,
5.25%, 12/1/46	5,000	5,227
Wentzville School District No. R-4 G.O. Unlimited Refunding CABS, Missouri Direct Deposit Program (State Aid Direct Deposit Program),
0.00%, 3/1/27(6)	2,100	1,987
		14,528
Nebraska – 1.1%
Lancaster County School District No. 1 G.O. Unlimited Refunding Bonds,
5.00%, 1/15/27	3,760	3,767
Omaha G.O. Unlimited Bonds,
5.00%, 4/15/43	1,250	1,309
Omaha Public Power District Electric Revenue Bonds, Series A,
5.00%, 2/1/41	6,000	6,331
		11,407
Nevada – 0.8%
Clark County School District G.O. Limited Bonds, Various Purpose-Medium Term Project,
3.00%, 6/15/26	1,265	1,265
Reno-Tahoe Airport Authority Revenue Bonds (AMT), Taho International Airport,
5.00%, 7/1/31	850	909
5.00%, 7/1/32	1,000	1,071
Washoe County School District G.O. Limited Bonds, Series C, School Improvement Bonds (AGM Insured),
3.25%, 10/1/42	6,500	5,231
		8,476
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.4%continued
New Hampshire – 0.3%
New Hampshire State Health and Education Facilities Authority Revenue Refunding Bonds, Southern New Hampshire University Issue,
5.00%, 1/1/30	$1,070	$1,154
5.00%, 1/1/32	835	918
New Hampshire State Health and Educational Facilities Authority Revenue Refunding Bonds, Southern New Hampshire University Issue,
5.00%, 1/1/33	1,245	1,377
		3,449
New Jersey – 0.6%
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transformation Program Notes,
5.00%, 6/15/33	3,325	3,477
Passaic Valley Sewage Commissioners Revenue Refunding Bonds, Series J (AGM Insured),
3.00%, 12/1/27	2,870	2,873
		6,350
New Mexico – 0.4%
Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Senior Lien Revenue Bonds,
4.00%, 7/1/31	1,300	1,342
New Mexico Finance Authority Subordinate Lien Public Project Revenue Bonds,
5.00%, 6/15/43	1,475	1,555
5.00%, 6/15/44	1,000	1,049
		3,946
New York – 12.3%
Metropolitan Transportation Authority Dedicated Tax Fund Sustainable Revenue Refunding Bonds, Series B-2,
5.00%, 11/15/47	9,200	9,420
New York City Housing Development Corp. MFH Sustainable Development Revenue Bonds,
2.75%, 11/1/33	2,870	2,613
NORTHERN FUNDS QUARTERLY REPORT  148 FIXED INCOME FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.4%continued
New York – 12.3%continued
New York City Municipal Water Finance Authority & Sewer System Revenue Refunding Bonds, Fiscal 2025 Series DD,
5.50%, 6/15/39	$1,500	$1,695
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Series BB,
5.00%, 6/15/49	3,865	3,889
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series DD-2 Block 5,
5.00%, 6/15/40	5,000	5,088
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE,
5.00%, 12/15/25	3,500	3,533
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding),
5.00%, 7/15/43	3,000	3,031
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries C-2,
5.00%, 5/1/36	1,575	1,627
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,
5.00%, 8/1/40	2,000	2,044
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series A-1,
5.00%, 8/1/44	2,500	2,568
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3,
5.00%, 5/1/41	2,100	2,136
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series E,
5.00%, 11/1/46	3,815	3,926
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.4%continued
New York – 12.3%continued
New York City Transitional Finance Authority Subordinate Revenue Refunding Bonds, Series H, Fiscal 2025,
5.00%, 11/1/43	$2,750	$2,869
New York City Transitional Financing Authority Future Tax Subordinate Revenue Refunding Bonds,
5.00%, 11/1/27	1,850	1,952
New York G.O. Unlimited Bonds, Series A-1,
5.00%, 8/1/47	5,000	5,071
New York G.O. Unlimited Bonds, Series C, Subseries C1,
5.00%, 9/1/41	4,000	4,225
New York G.O. Unlimited Bonds, Series D, Subseries D1,
5.00%, 12/1/39	10,000	10,222
New York G.O. Unlimited Bonds, Series E, Unrefunded Balance,
5.00%, 11/1/25	5	5
New York G.O. Unlimited Bonds, Series E-1,
5.25%, 3/1/34	2,750	2,871
5.00%, 3/1/37	3,700	3,798
New York G.O. Unlimited Bonds, Series H, Unrefunded Balance,
5.00%, 8/1/30	5	5
New York G.O. Unlimited Bonds, Subseries F-1,
5.00%, 4/1/45	5,000	5,028
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Building Financing Program (State Aid Withholding),
5.00%, 10/1/31	1,460	1,490
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series C,
5.00%, 10/1/31	665	707
5.00%, 10/8/32	575	609
New York State Dormitory Authority Sales TRB, Series A, Group C,
5.00%, 3/15/44	3,755	3,770
FIXED INCOME FUNDS 149 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.4%continued
New York – 12.3%continued
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.25%, 3/15/39	$2,000	$2,065
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series E,
3.25%, 3/15/36	3,000	2,753
New York State Dormitory Authority State Personal Income TRB, Series A, Unrefunded Balance,
5.00%, 2/15/43	2,000	2,005
New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series M-2 (SonyMA, FHA Insured),
0.75%, 11/1/25	165	163
New York State Housing Finance Agency Affordable Housing Variable Sustainability Revenue Bonds, Series J (SonyMA Insured),
1.10%, 5/1/27(1) (2)	5,820	5,550
New York State Mortgage Agency Homeowner Mortgage Revenue Refunding Bonds, Series 220,
2.60%, 10/1/39	3,300	2,509
New York State Mortgage Agency Homeowner Revenue Bonds, Series 244, Social Bonds (SonyMA Insured),
2.75%, 4/1/35	3,150	2,739
New York State Mortgage Agency Homeowner Revenue Refunding Bonds, Series 233, Social Bonds,
2.05%, 4/1/33	3,000	2,489
New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), Terminal 4 John F. Kennedy International Airport Project,
4.00%, 12/1/42	500	432
5.00%, 12/1/42	255	251
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds (AMT), Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/30	350	374
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.4%continued
New York – 12.3%continued
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/31	$550	$593
New York State Urban Development Corp. General Purpose Personal Income TRB,
5.00%, 3/15/37	5,000	5,162
5.00%, 3/15/40	2,500	2,550
Onondaga Civic Development Corp. Revenue Bonds, Syracuse University Project,
5.25%, 12/1/45	1,000	1,061
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),
5.00%, 9/15/28	2,000	2,080
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 227 (AMT),
2.00%, 10/1/34	1,500	1,151
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 277 (AMT),
2.00%, 10/1/32	12,550	10,368
Troy Capital Resource Corp. Revenue Refunding Bonds, Rensselaer Polytechnic Institute,
5.00%, 9/1/38	1,300	1,343
Utility Debt Securitization Authority Restructuring Revenue Refunding Bonds,
5.00%, 12/15/37	2,500	2,511
		132,341
North Carolina – 1.1%
Charlotte Water & Sewer System Revenue Refunding Bonds,
4.00%, 7/1/36	6,790	6,790
Charlotte-Mecklenburg Hospital Authority Health Care System Variable Revenue Bonds, Series B, Atrium Health,
1.95%, 11/1/29(1) (2)	4,500	4,149
NORTHERN FUNDS QUARTERLY REPORT  150 FIXED INCOME FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.4%continued
North Carolina – 1.1%continued
North Carolina State Grant Anticipation Revenue Refunding GARVEE Bonds,
5.00%, 3/1/40	$1,250	$1,343
		12,282
Ohio – 1.9%
Akron Income Tax Revenue Refunding Bonds,
4.00%, 12/1/32	1,285	1,316
Franklin County Convention Facilities Authority Revenue Refunding Bonds,
5.00%, 12/1/34	10,600	11,945
Hamilton County Sewer System Revenue Refunding Bonds, Series A,
5.00%, 12/1/32	4,575	4,936
North Ridgeville City School District G.O. Unlimited Bonds,
5.00%, 12/1/39	600	619
Northeast Ohio Medical University General Receipts Revenue Refunding Bonds, Series A,
5.00%, 12/1/29	100	105
4.00%, 12/1/35	300	291
Ohio State Higher Educational Facility Revenue Bonds, Denison University Project,
5.00%, 11/1/39	1,365	1,394
		20,606
Oklahoma – 0.6%
Oklahoma County Independent School District No. 12 G.O. Unlimited Bonds, Edmond School District,
4.00%, 3/1/27	3,925	4,007
Oklahoma State Capitol Improvement Authority Highways Capital Improvement Revenue Bonds, Oklahoma Department of Transportation Project,
5.00%, 7/1/45	1,000	1,041
Oklahoma State Capitol Improvement Authority State Facilities Revenue Refunding Bonds, Series B,
5.00%, 7/1/30	1,500	1,653
		6,701
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.4%continued
Oregon – 0.4%
Clackamas Community College District G.O. Unlimited Bonds, Series B,
5.00%, 6/15/36	$1,600	$1,647
Lane County Eugene School District No.4J G.O. Unlimited Bonds, (School Board Guaranty Program),
4.00%, 6/15/35	475	480
Metropolitan Dedicated TRB, Oregon Convention Center Hotel,
5.00%, 6/15/42	2,065	2,096
		4,223
Pennsylvania – 1.7%
Pennsylvania State G.O. Unlimited Bonds, First Series of 2020,
5.00%, 5/1/26	1,450	1,477
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, University of Pennsylvania Health System,
5.00%, 8/15/37	5,000	5,090
Pennsylvania State Housing Finance Agency SFM Revenue Bonds, Series 137, Social Bonds,
2.20%, 10/1/33	2,420	2,043
Pennsylvania State Housing Finance Agency SFM Revenue Refunding Bonds, Series 136, Social Bonds,
5.00%, 4/1/31	1,845	1,984
Pennsylvania State Turnpike Commission Revenue Bonds, Series A-2,
5.00%, 12/1/37	5,000	5,143
Philadelphia Gas Works Revenue Refunding Bonds, 1998 General Ordinance,
5.00%, 8/1/32	2,485	2,773
		18,510
Rhode Island – 0.1%
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds, Series 77-A, Social Bonds,
3.80%, 4/1/33	1,535	1,549
FIXED INCOME FUNDS 151 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.4%continued
South Carolina – 1.2%
Charleston Educational Excellence Financing Corp. Revenue Refunding Bonds, Charleston County School District Project,
5.00%, 12/1/26	$1,125	$1,160
Patriots Energy Group Financing Agency Gas Supply Variable Revenue Refunding Bonds, Series B-1,
5.25%, 3/1/31(1) (2)	10,000	10,736
SCAGO Educational Facilities Corp. Cherokee School District No. 1 Revenue Refunding Bonds,
5.00%, 12/1/25	500	501
		12,397
Tennessee – 1.1%
Knox County G.O. Unlimited Bonds,
4.00%, 6/1/28	1,000	1,000
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Bonds, The Vanderbilt University,
5.00%, 10/1/49	1,000	1,027
Tennergy Corp. Gas Revenue Bonds, Series A,
4.00%, 9/1/28(1) (2)	10,000	10,056
		12,083
Texas – 4.6%
Clifton Higher Education Finance Corp. Revenue Bonds, Series A, Idea Public Schools,
4.00%, 8/15/37	780	753
Dallas County Community College District G.O. Limited Bonds,
5.00%, 2/15/36	1,000	1,001
Dallas-Fort Worth International Airport Revenue Refunding Bonds, Series B,
5.00%, 11/1/26	500	514
El Paso Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
4.00%, 8/15/39	2,630	2,525
Forney Independent School District G.O. Unlimited Refunding CABS, Series C,
0.00%, 8/15/39(6)	1,000	517
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.4%continued
Texas – 4.6%continued
Harris County Cultural Education Facilities Finance Corp. Medical Facilities Variable Revenue Bonds, Baylor College of Medicine,
5.00%, 5/15/32(1) (2)	$2,000	$2,141
Houston Utility System Subordinate First Lien Revenue Refunding Bonds,
5.00%, 11/15/28	2,500	2,574
Lower Colorado River Authority Junior Lien Revenue Bonds, Seventh Supplemental Series, Escrowed to Maturity (AGM Insured),
4.75%, 1/1/28	155	159
Mc Kinney G.O. Limited Bonds,
5.00%, 8/15/32	2,010	2,014
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/26	4,860	4,916
5.00%, 1/1/38	3,000	3,072
5.00%, 1/1/39	5,000	5,103
Northside Texas Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.),
5.00%, 2/15/30	1,640	1,731
Pasadena Independent School District G.O. Unlimited Refunding Bonds, Series B,
5.00%, 2/15/27	1,250	1,297
San Antonio Certificates of Obligation G.O. Limited Bonds,
5.00%, 8/1/30	2,820	2,932
San Antonio Electric and Gas Junior Lien Revenue Refunding Bonds,
5.00%, 2/1/35	1,640	1,745
San Antonio Water System Junior Lien Revenue Refunding Bonds, Series C,
5.00%, 5/15/35	3,500	3,567
Sherman Certificates of Obligation G.O. Limited Bonds,
5.00%, 8/15/48	4,000	4,081
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue Bonds, Methodist Hospitals of Dallas,
5.00%, 10/1/31	1,000	1,105
NORTHERN FUNDS QUARTERLY REPORT  152 FIXED INCOME FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.4%continued
Texas – 4.6%continued
Texas State A&M University Revenue Refunding Bonds, Series C,
4.00%, 5/15/31	$1,655	$1,666
Texas State G.O. Unlimited Refunding Bonds,
5.00%, 10/1/27	3,270	3,441
Texas State G.O. Unlimited Refunding Bonds, Series B,
2.00%, 8/1/35	1,000	813
Wylie Independent School District G.O. Unlimited Bonds, Series B, Collin County (PSF, Gtd.),
3.25%, 8/15/41(2)	1,750	1,643
		49,310
Utah – 1.4%
Downtown Revitalization Public Infrastructure District First Lien Sales Revenue Bonds, Seg Redevelopment Project (AG Insured),
5.00%, 6/1/35	1,600	1,778
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/32	1,250	1,330
5.00%, 7/1/36	5,000	5,175
5.00%, 7/1/42	2,000	1,990
Salt Lake City International Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/46	5,000	4,939
		15,212
Virginia – 1.8%
Albemarle County EDA Residential Care Facility Revenue Refunding Bonds, Westminster-Canterbury of the Blue Ridge,
4.00%, 6/1/49	1,905	1,632
Roanoke EDA Hospital Variable Revenue Refunding Bonds, Carilion Clinic Obligated Group,
5.00%, 7/1/30(1) (2)	4,425	4,768
Virginia State HDA Revenue Bonds, Series D,
1.60%, 5/1/31	880	750
Virginia State HDA Revenue Bonds, Series K Non-AMT (GNMA, FNMA, FHLMC Insured),
1.95%, 12/1/32	1,440	1,256
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.4%continued
Virginia – 1.8%continued
Virginia State Small Business Financing Authority Hospital Variable Revenue Bonds, Carilion Clinic Obligated Group,
3.95%, 7/1/42(7)	$10,000	$10,000
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Elizabeth River,
3.00%, 1/1/41	1,810	1,393
		19,799
Washington – 4.1%
Grant County G.O. Limited Bonds (BAM Insured),
5.25%, 12/1/45	1,280	1,338
King County G.O. Limited Refunding Bonds, Series E,
5.00%, 12/1/27	1,200	1,209
King County School District No. 401 Highline G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/30	10,000	10,235
Pierce County School District No. 403 Bethel G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/36	1,750	1,833
Port of Seattle Intermediate Senior Lien Revenue Refunding Bonds (AMT),
5.00%, 8/1/42	2,500	2,513
Seattle Solid Waste Revenue Refunding & Improvement Bonds,
4.00%, 6/1/31	1,865	1,876
Washington State COPS, Series A,
5.00%, 7/1/26	1,000	1,022
Washington State G.O. Unlimited Bonds, Series B,
5.00%, 8/1/36	2,500	2,534
Washington State G.O. Unlimited Bonds, Series C,
5.00%, 2/1/32	5,000	5,248
Washington State G.O. Unlimited Refunding Bonds, Series R-2017A,
5.00%, 8/1/29	2,895	2,959
Washington State G.O. Unlimited Refunding Bonds, Series R-2018C,
5.00%, 8/1/33	4,000	4,141
FIXED INCOME FUNDS 153 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.4%continued
Washington – 4.1%continued
Washington State G.O. Unlimited Refunding Bonds, Series R-2022C, Bid Group 2,
4.00%, 7/1/27	$2,500	$2,572
Washington State G.O. Unlimited Refunding Bonds, Series R-2023B,
5.00%, 7/1/26	3,000	3,070
Washington State Motor Vehicle Fuel Tax G.O. Unlimited Bonds, Series D,
5.00%, 2/1/31	1,930	2,030
Whatcom County Public Utility District No. 1 G.O. Limited Bonds, Series A (AMT) (BAM Insured),
5.50%, 12/1/41	700	739
5.50%, 12/1/42	1,000	1,048
		44,367
West Virginia – 0.2%
West Virginia State Hospital Finance Authority Variable Revenue Bonds, United Health System Obligated Group,
6/1/33(1) (3)	1,850	1,975
Wisconsin – 2.0%
Central Brown County Water Authority Water System Revenue Refunding Bonds, Series A,
5.00%, 11/1/31	3,425	3,780
PFA Hospital Taxable Revenue Bonds, Series 2021A, UNC Health Southeastern,
2.35%, 2/1/29	2,000	1,670
Union Grove Union High School District G.O. Unlimited Refunding Promissory Notes,
4.00%, 3/1/41	1,565	1,504
Wisconsin State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/32	2,500	2,782
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Ascension Health Credit Group,
4.00%, 11/15/36	3,000	2,883
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.4%continued
Wisconsin – 2.0%continued
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Marquette University,
5.00%, 10/1/28	$670	$686
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center,
5.00%, 4/1/36	3,875	4,011
4.00%, 4/1/39	4,250	4,098
Wisconsin State Housing & EDA Home Ownership Revenue Refunding Bonds, Series A,
3.00%, 3/1/39	165	140
		21,554
Wyoming – 0.0%
Laramie County Hospital Revenue Refunding Bonds, Cheyenne Regional Medical Center,
4.00%, 5/1/36	200	199
Total Municipal Bonds
(Cost $1,098,029)		1,046,301

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.15%(8) (9)	20,573,362	$20,573
Total Investment Companies
(Cost $20,573)		20,573

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 1.2%
Little Elm Independent School District Variable G.O. Unlimited Bonds, School Building (PSF, Gtd.),
0.68%, 8/15/25(1) (2)	$240	$239
New York City Housing Development Corp. MFH Revenue Refunding Bonds, Sustainable Neighborhood Bonds (FNMA Insured),
2.95%, 2/1/26(1) (2)	4,000	3,973
NORTHERN FUNDS QUARTERLY REPORT  154 FIXED INCOME FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 1.2%continued
New York State Housing Finance Agency Affordable Housing Variable Climate Bond Certified Revenue Bonds (SonyMA Insured),
0.65%, 11/1/25(1) (2)	$625	$617
Tennessee State Energy Acquisition Corp. Gas Revenue Bonds,
4.00%, 11/1/25(1) (2)	2,500	2,504
Texas State Transportation Commission Mobility Variable G.O. Unlimited Bonds,
0.65%, 4/1/26(1) (2)	5,000	4,872
Total Short-Term Investments
(Cost $12,376)		12,205

Total Investments – 101.1%
(Cost $1,137,828)		1,085,464
Liabilities less Other Assets – (1.1%)		(11,346)
NET ASSETS – 100.0%		$1,074,118

(1)	Maturity date represents the puttable date.
(2)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of June 30,
2025 is disclosed.

(3)	When-Issued Security. Coupon rate is not in effect at June 30, 2025.
(4)	Step coupon bond. Rate as of June 30, 2025 is disclosed.
(5)	Maturity date represents the prerefunded date.
(6)	Zero coupon bond.
(7)
Variable or floating rate security. Rate is determined by a remarketing agent and, in the agent's judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of June 30, 2025 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CWA - Clean Water Act

EDA - Economic Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GARVEE - Grant Anticipation Revenue Vehicle

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HDA - Housing Development Authority

IDA - Industrial Development Authority

MFH - Multi-Family Housing

NATL - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SFM - Single Family Mortgage

SonyMA - State of New York Mortgage Agency

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
FIXED INCOME FUNDS 155 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds(1)	$—	$6,385	$—	$6,385
Municipal Bonds(1)	—	1,046,301	—	1,046,301
Investment Companies	20,573	—	—	20,573
Short-Term Investments	—	12,205	—	12,205
Total Investments	$20,573	$1,064,891	$—	$1,085,464

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$12,265	$129,504	$121,196	$162	$20,573	20,573,362
NORTHERN FUNDS QUARTERLY REPORT  156 FIXED INCOME FUNDS

Schedule of Investments

LIMITED TERM TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 96.2%
Alabama – 6.4%
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds, Series D1,
4.00%, 6/1/27(1) (2)	$440	$444
Black Belt Energy Gas District Revenue Bonds, Gas Project No.7-S,
4.00%, 12/1/26(1) (2)	2,500	2,506
Black Belt Energy Gas District Revenue Bonds, Series C-1,
5.25%, 6/1/29(1) (2)	3,000	3,155
Black Belt Energy Gas District Revenue Bonds, Series E, Gas Project,
5.00%, 6/1/28(1) (2)	8,000	8,283
Energy Southeast, A Cooperative District Energy Supply Revenue Bonds, Series B,
5.25%, 6/1/32(1) (2)	2,500	2,674
Limestone County Water & Sewer Authority Water Revenue Refunding Bonds (BAM Insured), Prerefunded,
5.00%, 12/1/26(3)	3,000	3,097
Southeast Energy Authority Cooperative District Energy Supply Revenue Bonds, Series C,
5.00%, 2/1/31(1) (2)	1,500	1,584
		21,743
Alaska – 0.6%
Anchorage Port Revenue Bonds, Series A (AMT),
5.50%, 2/1/31	1,900	2,095
Arizona – 2.7%
Chandler IDA IDR Bonds, Series 1 (AMT), Intel Corp. Project,
5.00%, 9/1/27(1) (2)	2,575	2,620
Maricopa County Industrial Development Authority Variable Revenue Bonds, Series A-2, Banner Health,
5.00%, 5/15/28(1) (2)	2,400	2,519
Phoenix Civic Improvement Corp. Airport Senior Lien Revenue Refunding Bonds (AMT),
5.00%, 7/1/31	1,095	1,182
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
Arizona – 2.7%continued
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds,
5.00%, 1/1/33	$2,700	$2,821
		9,142
California – 4.9%
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 2/1/27	1,125	1,137
4.00%, 8/1/31(1) (2)	3,150	3,131
California Community Choice Financing Authority Sustainable Revenue Bonds, Clean Energy Project,
5.00%, 8/1/31	500	542
California Community Choice Financing Authority Variable Revenue Bonds, Clean Energy Project, Green Bonds,
5.00%, 10/1/26	630	639
5.00%, 10/1/27	675	693
5.00%, 10/1/28	475	492
5.00%, 10/1/29	650	679
California State Health Facilities Financing Authority Variable Revenue Bonds, Providence St. Joseph Health,
10/1/32(1) (4)	1,000	1,076
Local Public Schools Funding Authority School Facilities Improvement District No. 2016-1 G.O. Unlimited Bonds, Series B (AGM Insured),
3.00%, 8/1/26	805	806
4.00%, 8/1/28	935	970
Los Angeles County Development Authority MFH Variable Revenue Bonds, West Los Angeles VA Campus (HUD Sector 8 Program),
3.38%, 7/1/26(1) (2)	1,000	998
Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds (AMT), Private Activity,
5.00%, 5/15/32	615	656
FIXED INCOME FUNDS 157 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
California – 4.9%continued
Los Angeles Department of Water & Power Waterworks Revenue Refunding Bonds, Series A,
5.00%, 7/1/28	$1,430	$1,441
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/33	1,000	1,146
San Francisco City & County Commission International Airport Revenue Bonds, Second Series A (AMT),
5.00%, 5/1/30	2,000	2,137
		16,543
Colorado – 4.0%
Arapahoe County School District No. 6 Littleton G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.50%, 12/1/43	3,825	3,982
Colorado Springs Utilities Revenue Refunding Bonds, Series A,
5.00%, 11/15/40	200	201
Colorado State Board of Governors University Enterprise System Revenue Refunding Bonds, Prerefunded,
5.00%, 3/1/27(3)	1,000	1,039
Colorado State Health Facilities Authority Variable Revenue Bonds, Adventhealth Obligated Group,
5.00%, 11/15/29(1) (2)	3,660	3,933
Colorado State Health Facilities Authority Variable Revenue Refunding Bonds, Adventhealth Obligated Group, Prerefunded,
5.00%, 11/19/26(2) (3)	95	98
Colorado State Health Facilities Authority Variable Revenue Refunding Bonds, Adventhealth Obligated Group, Unrefunded Balance,
5.00%, 11/19/26(1) (2)	905	927
Denver City & Country Airport Revenue Refunding Bonds, Series D (AMT),
5.25%, 11/15/27	1,750	1,830
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
Colorado – 4.0%continued
Denver City & County Airport Revenue Refunding Bonds, Series C,
5.00%, 11/15/29	$1,500	$1,637
		13,647
Connecticut – 0.3%
Connecticut State G.O. Unlimited Bonds, Series C,
4.00%, 6/1/27	1,000	1,025
District of Columbia – 1.3%
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/32	3,150	3,333
10/1/34(4)	1,000	1,081
		4,414
Florida – 6.0%
Broward County Airport System Revenue Bonds, Series A (AMT),
5.00%, 10/1/32	1,315	1,373
Collier County IDA Revenue Bonds, NCH Healthcare System Projects,
5.00%, 10/1/31(1) (2)	2,000	2,161
Duval County School Board COPS, Series A (AGM Insured),
5.00%, 7/1/26	1,750	1,786
Florida State Board of Education G.O. Unlimited Refunding Bonds, Series C,
5.00%, 6/1/27	3,115	3,256
Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/26	1,950	1,991
Florida State Development Finance Corp. Revenue Refunding Bonds, Brightline Trains Florida LLC Issue (AMT),
5.00%, 7/1/34	1,000	1,000
Greater Orlando Aviation Authority Airport Facilities Revenue Bonds (AMT),
5.00%, 10/1/32	700	760
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/27	3,000	3,108
NORTHERN FUNDS QUARTERLY REPORT  158 FIXED INCOME FUNDS

Schedule of Investments

LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
Florida – 6.0%continued
Pasco Country School District Sales Tax Revenue Bonds,
5.00%, 10/1/32	$2,500	$2,798
Saint Johns County School Board COPS, Series A (AGM Insured),
5.00%, 7/1/31	1,270	1,409
Tallahassee Consolidated Utility Revenue Refunding Bonds, Series A,
5.00%, 10/1/32	535	605
		20,247
Georgia – 3.7%
Atlanta G.O. Unlimited Bonds, Series A-1, Social Bonds,
5.00%, 12/1/26	1,000	1,034
Atlanta G.O. Unlimited Bonds, Series A-2,
5.00%, 12/1/26	1,050	1,085
Franklin County School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 3/1/27	1,750	1,820
Gwinnett County School District G.O. Unlimited Bonds, Series A, Prerefunded, Escrowed to Maturity,
1.75%, 8/1/25(3)	2,515	2,512
Gwinnett County School District G.O. Unlimited Bonds, Series A, Unrefunded Balance,
1.75%, 8/1/25	610	609
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,
4.00%, 9/1/27(1) (2)	1,535	1,549
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series C,
5.00%, 12/1/31(1) (2)	2,715	2,852
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series E,
5.00%, 12/1/32(1) (2)	1,000	1,052
		12,513
Hawaii – 0.2%
Honolulu City & County G.O. Unlimited Refunding Bonds, Series F,
5.00%, 7/1/26	725	742
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
Illinois – 3.7%
Chicago G.O. Unlimited Bonds, Series B,
5.00%, 1/1/33	$1,000	$1,060
Chicago Midway Airport Senior Revenue Refunding Bonds, Series C (AMT),
5.00%, 1/1/27	2,000	2,048
Chicago Waterworks Second Lien Revenue Refunding Bonds, Series A,
5.00%, 11/1/27	3,640	3,797
Illinois State Finance Authority Variable Revenue Refunding Bonds, Silver Cross Hospital,
5.00%, 8/15/30(1) (2)	1,000	1,066
Illinois State Financing Authority Revenue Bonds, The Chicago School,
5.00%, 4/1/26	300	303
Illinois State G.O. Unlimited Bonds, Series B,
5.00%, 5/1/27	1,500	1,549
Illinois State G.O. Unlimited Refunding Bonds,
5.00%, 2/1/27	2,100	2,160
Saint Clair County Community Unit School District No. 187 Cahokia G.O. Unlimited Bonds, Series A (AGM Insured),
5.00%, 1/1/27	180	185
5.00%, 1/1/33	260	290
		12,458
Indiana – 3.2%
Greater Clark County School Building Corp. Revenue Refunding Bonds, Series A (State Intercept Program),
5.00%, 7/15/32	1,100	1,226
Hamilton Heights School Building Corp. Revenue Bonds (State Intercept Program),
5.00%, 1/15/26	585	591
Indianapolis Local Public Improvement Bank Revenue Refunding Bonds, Series B,
5.00%, 2/1/32	1,040	1,154
FIXED INCOME FUNDS 159 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
Indiana – 3.2%continued
MSD of Washington Township School Building Corp. Revenue Bonds (State Intercept Program),
5.00%, 7/15/35	$1,090	$1,149
MSD of Washington Township School Building Corp. Revenue Bonds, 2016 Refferendum Projects (State Intercept Program),
5.00%, 1/15/27	1,100	1,137
5.00%, 7/15/27	1,075	1,123
MSD of Washington Township School Building Corp. Revenue Bonds, 2020 Refferendum Projects (State Intercept Program),
5.00%, 1/15/26	2,040	2,062
5.00%, 7/15/27	2,195	2,294
		10,736
Iowa – 1.2%
Polk County G.O. Unlimited Capital Loan Notes, Series A (AMT),
5.00%, 6/1/31	2,280	2,469
Waterloo G.O. Unlimited Bonds, Series D,
4.50%, 6/1/27	1,700	1,723
		4,192
Kansas – 1.0%
Kansas Department of Transportation Highway Revenue Bonds,
5.00%, 9/1/33	2,240	2,247
Wichita G.O. Unlimited Bonds, Series 811,
3.00%, 6/1/27	1,185	1,185
		3,432
Kentucky – 0.5%
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series A,
5.25%, 12/1/29(1) (2)	1,500	1,586
Louisiana – 0.5%
Louisiana Public Facilities Authority Revenue Refunding Bonds, Tulane University, Prerefunded, Escrowed to Maturity,
5.00%, 4/1/26(3)	270	274
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
Louisiana – 0.5%continued
Louisiana State Local Government Environmental Facilities & Community Development Authority Insurance Revenue Bonds, Louisiana Insurance Guaranty Association,
5.00%, 8/15/26	$1,500	$1,534
		1,808
Maine – 0.8%
Maine State Governmental Facilities Authority Revenue Bonds, Series A,
4.00%, 10/1/33	2,640	2,679
Maryland – 0.9%
Montgomery County G.O. Unlimited Refunding Bonds, Series D,
4.00%, 11/1/29	2,925	2,983
Massachusetts – 3.8%
Massachusetts State Clean Water Trust Revenue Bonds, Series 22, Green Bonds,
5.00%, 8/1/27	2,000	2,103
Massachusetts State Development Finance Agency Revenue Bonds, Lasell Village, Inc.,
5.00%, 7/1/29	1,000	1,055
Massachusetts State Development Finance Agency Variable Revenue Bonds, Brown Health University Obligated Group,
5.00%, 8/15/31(1) (2)	1,000	1,068
Massachusetts State G.O. Limited Bonds, Series C,
5.00%, 5/1/30	595	656
Massachusetts State G.O. Limited Refunding Bonds, Series B,
5.00%, 7/1/26	1,040	1,065
MWRA General Revenue Refunding Bonds, Series C, Green Bonds, Prerefunded,
5.00%, 8/1/26(3)	2,340	2,398
5.00%, 8/1/26(3)	1,000	1,025
University of Massachusetts Building Authority Revenue Refunding Bonds, Series 2,
5.00%, 11/1/29	3,370	3,392
		12,762
NORTHERN FUNDS QUARTERLY REPORT  160 FIXED INCOME FUNDS

Schedule of Investments

LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
Michigan – 1.3%
Michigan State Finance Authority Revenue Refunding Bonds, Henry Ford Health System,
5.00%, 11/15/29	$3,840	$3,926
Michigan State HDA Rental Housing Revenue Bonds, Series A,
3.38%, 10/1/26	465	466
		4,392
Minnesota – 0.9%
Minnesota Municipal Gas Agency Commodity Supply Revenue Bonds, Series A,
4.00%, 12/1/27(1) (2)	2,000	2,021
Minnesota State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/27	1,020	1,070
		3,091
Missouri – 0.6%
Saint Joseph School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 3/1/31	2,000	2,140
Nebraska – 0.4%
Omaha Airport Authority Airport Facilities Revenue Bonds (AMT) (AGC Insured),
5.00%, 12/15/31	1,275	1,375
Nevada – 1.2%
Clark County School District G.O. Limited Bonds, Series A (AGM Insured),
5.00%, 6/15/27	1,000	1,045
Clark County School District G.O. Limited Bonds, Series B (AGM Insured),
4.00%, 6/15/32	3,000	3,063
		4,108
New Hampshire – 0.3%
New Hampshire State Health and Education Facilities Authority Revenue Refunding Bonds, Southern New Hampshire University Issue,
5.00%, 1/1/34	1,000	1,110
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
New Jersey – 2.1%
Clifton Board of Education G.O. Unlimited Bonds (AGM School Board Resource Fund Insured),
2.00%, 8/15/26	$1,200	$1,177
New Jersey State EDA Revenue School Facilities Construction Revenue Refunding Bonds, Series GGG,
5.25%, 9/1/26	3,000	3,082
New Jersey State G.O. Unlimited Bonds, Covid-19 Go Emergency Bonds,
5.00%, 6/1/27	2,750	2,875
		7,134
New York – 6.8%
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries F-1,
5.00%, 5/1/31	1,000	1,036
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds,
5.00%, 11/1/27	1,000	1,055
New York G.O. Unlimited Bonds, Series J-10, Fiscal 2008,
5.00%, 8/1/26	605	620
New York G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/27	1,795	1,882
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A, Pace University,
5.25%, 5/1/31	400	429
5.25%, 5/1/32	600	647
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series E,
5.00%, 3/15/32	5,000	5,014
New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series M-2 (SonyMA, FHA Insured),
0.75%, 11/1/25	215	212
FIXED INCOME FUNDS 161 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
New York – 6.8%continued
New York State Housing Finance Agency Affordable Housing Sustainability Variable Revenue Bonds, Series B (SonyMA Insured, HUD Sector 8 Program),
3.60%, 5/1/27(1) (2)	$1,500	$1,500
New York State Housing Finance Agency Affordable Housing Variable Revenue Bonds, Series F, Sustainability Bonds (SonyMA, FHA Insured),
3.85%, 5/1/27(1) (2)	4,000	4,001
New York State Liberty Development Corp. Revenue Refunding Bonds, Four World Trade, Green Bonds,
1.20%, 11/15/28	2,000	1,814
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),
5.00%, 9/15/32	1,500	1,546
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, MTA Bridges & Tunnels, Green Bonds,
5.00%, 11/15/27	1,700	1,795
Utility Debt Securitization Authority Revenue Refunding Restructuring Bonds, Series A,
5.00%, 12/15/27	1,450	1,465
		23,016
North Carolina – 0.7%
Charlotte Water & Sewer System Revenue Bonds,
5.00%, 7/1/30	225	249
Charlotte Water & Sewer System Revenue Refunding Bonds,
5.00%, 7/1/26	2,115	2,165
		2,414
North Dakota – 0.3%
Fargo Annual Appropriation Revenue Bonds, Series G,
5.00%, 12/1/32	1,010	1,121
Ohio – 4.5%
Akron Income Tax Revenue Refunding Bonds,
4.00%, 12/1/26	1,120	1,138
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
Ohio – 4.5%continued
Columbus Regional Airport Authority Revenue Refunding Bonds, John Glenn Columbus International (AMT),
5.00%, 1/1/33	$1,000	$1,075
North Ridgeville City School District G.O. Unlimited Bonds,
5.00%, 12/1/33	870	926
Ohio State Air Quality Development Authority Revenue Bonds, American Electric Power Company Project,
3.20%, 5/1/26	1,075	1,069
Ohio State G.O. Unlimited Refunding Bonds, Series A, Conservation Project,
5.00%, 3/1/32	1,500	1,690
Ohio State Highway Capital Improvements G.O. Unlimited Bonds, Series S,
5.00%, 5/1/28	5,085	5,179
Ohio State Turnpike Commission Subordinate Revenue Bonds,
5.00%, 2/15/32	3,860	4,047
		15,124
Oklahoma – 5.2%
Oklahoma County Independent School District No. 12 G.O. Unlimited Bonds, Edmond School District,
4.00%, 3/1/27	4,175	4,262
Oklahoma County Independent School District No. 89 G.O. Unlimited Bonds, Series A,
4.00%, 7/1/27	4,275	4,382
Oklahoma State Capitol Improvement Authority Facilities Revenue Refunding Bonds, Series A,
5.00%, 7/1/27	3,985	4,165
Tulsa G.O. Unlimited Bonds, Series C,
3.00%, 10/1/28	4,865	4,837
		17,646
Oregon – 2.0%
Multnomah County G.O. Limited Bonds,
5.00%, 6/1/28	1,000	1,037
Oregon State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/33	1,450	1,452
NORTHERN FUNDS QUARTERLY REPORT  162 FIXED INCOME FUNDS

Schedule of Investments

LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
Oregon – 2.0%continued
Portland G.O. Limited Bonds, Series A, Transportation Projects,
5.00%, 10/1/27	$1,730	$1,821
Washington County School District No. 48J Beaverton G.O. Convertible CABS (School Board Guaranty Program),
5.00%, 6/15/35	2,500	2,575
		6,885
Pennsylvania – 4.1%
Delaware Valley Regional Financial Authority Revenue Bonds, Series A,
2.00%, 10/1/29	2,275	2,081
Delaware Valley Regional Financial Authority Revenue Bonds, Series A (AMBAC Insured),
5.50%, 8/1/28	3,225	3,476
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Series B,
5.00%, 12/1/25	425	429
5.00%, 12/1/26	275	284
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Subseries B-2,
5.00%, 6/1/32	1,875	1,936
Pennsylvania State Turnpike Commission Subordinate Revenue Refunding Bonds, Series 2017-3,
5.00%, 12/1/30	860	901
Philadelphia Redevelopment Authority Revenue Refunding Bonds, Series A,
5.00%, 4/15/31	1,000	1,103
Philadelphia Refunding Bonds,
5.00%, 8/1/26	3,535	3,622
		13,832
South Carolina – 0.3%
South Carolina State Jobs EDA Hospital Facilities Variable Revenue Refunding Bonds, Bon Secours Mercy Health, Inc.,
5.00%, 11/1/32(1) (2)	1,000	1,061
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
Texas – 14.1%
Austin Water & Wastewater System Revenue Refunding Bonds,
5.00%, 11/15/26	$1,000	$1,032
Bexar County Certificates of Obligation G.O. Limited Bonds,
5.00%, 6/15/30	1,000	1,096
5.00%, 6/15/31	1,250	1,385
Bexar County Certificates of Obligation G.O. Limited Bonds, Series B,
5.00%, 6/15/26	1,125	1,150
Dallas Area Rapid Transit Senior Lien Sales Tax Revenue Refunding Bonds,
5.00%, 12/1/32	3,395	3,658
Fort Bend County G.O. Limited Refunding Bonds, Series B,
4.00%, 3/1/30	3,900	3,903
Grand Prairie Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
4.00%, 2/15/33	5,420	5,421
Harlingen Consolidated Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 8/15/26	1,105	1,131
Harris County Cultural Education Facilities Finance Corp. Medical Facilities Variable Revenue Bonds, Baylor College of Medicine,
5.00%, 5/15/32(1) (2)	1,000	1,071
Harris County Toll Road First Lien Revenue Refunding Bonds, Series A,
5.00%, 8/15/31	1,635	1,821
Klein Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 8/1/32	1,575	1,716
Laredo Public Property Finance Contractual Obligation G.O. Limited Bonds,
5.00%, 2/15/27	800	828
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/31	595	654
FIXED INCOME FUNDS 163 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
Texas – 14.1%continued
Pecos Barstow Toyah Independent School District G.O. Unlimited Bonds, Escrowed to Maturity (PSF Gtd.),
5.00%, 2/15/27	$1,000	$1,038
San Antonio Electric & Gas Junior Lien Variable Revenue Bonds,
1.13%, 12/1/26(1) (2)	3,500	3,379
2.00%, 12/1/27(1) (2)	3,150	3,010
Tarrant Regional Water District Transmission Facility Contract Revenue Bonds, Series A, City of Dallas Project,
4.00%, 9/1/31	1,370	1,421
Texas State G.O. Unlimited Refunding Bonds, Series B,
4.00%, 8/1/27	2,135	2,137
Texas State G.O. Unlimited Refunding Bonds, Transportation Commission Mobility Fund,
5.00%, 10/1/29	5,000	5,018
Texas State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds,
5.00%, 12/15/26	1,400	1,428
Texas State PFA G.O. Unlimited Refunding Bonds,
5.00%, 10/1/26	2,110	2,173
Texas State Water Development Board Revolving Fund Revenue Bonds,
5.00%, 8/1/30	1,000	1,106
Trinity River Authority Regional Wastewater System Revenue Refunding Bonds,
5.00%, 8/1/32	1,000	1,035
University of North Texas Revenue Refunding Bonds, Series A,
5.00%, 4/15/32	1,000	1,086
		47,697
Utah – 2.2%
Davis County School District G.O. Unlimited Refunding Bonds, Utah School Bond Guaranty (School Board Guaranty Program),
3.00%, 6/1/28	4,095	4,094
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
Utah – 2.2%continued
Murray City School District G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 2/1/28	$1,685	$1,782
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/32	1,500	1,596
		7,472
Virginia – 1.0%
Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, 21st Century College and Equipment Programs, Series B,
4.00%, 2/1/29	275	276
Virginia State Small Business Financing Authority Hospital Variable Revenue Bonds, Carilion Clinic Obligated Group,
3.95%, 7/1/42(5)	3,000	3,000
		3,276
Washington – 2.4%
Benton County School District No. 17 Kennewick G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/28	1,000	1,004
Central Puget Sound Regional Transit Authority Sales & Use Tax Improvement Revenue Refunding Bonds, Series S-1, Green Bonds, Prerefunded,
5.00%, 11/1/25(3)	1,000	1,007
Pierce County School District No. 320 G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/28	650	650
Washington State G.O. Unlimited Bonds, Series 2017-A,
5.00%, 8/1/29	2,400	2,453
Washington State G.O. Unlimited Refunding Bonds, Series R-2023B,
5.00%, 7/1/26	2,000	2,047
NORTHERN FUNDS QUARTERLY REPORT  164 FIXED INCOME FUNDS

Schedule of Investments

LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
Washington – 2.4%continued
Whatcom County Public Utility District No. 1 G.O. Limited Bonds, Series A (AMT) (BAM Insured),
5.00%, 12/1/27	$450	$467
5.00%, 12/1/28	450	473
		8,101
Wisconsin – 0.1%
Waushara County G.O. Unlimited Bonds, Series B,
5.50%, 6/1/31	450	507
Total Municipal Bonds
(Cost $330,135)		326,249

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.4%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.15%(6) (7)	4,806,036	$4,806
Total Investment Companies
(Cost $4,806)		4,806

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 2.0%
California State Municipal Finance Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Series A, Waste Management, Inc.,
4.13%, 10/1/25(1) (2)	$1,000	$1,000
Colorado State Health Facilities Authority Hospital Revenue Bonds, Adventist Health System/Sunbel,
5.00%, 11/20/25(1) (2)	3,000	3,016
Fort Bend Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),
0.88%, 8/1/25(1) (2)	1,135	1,133
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 2.0%continued
Missouri State Health & Educational Facilities Authority Health Variable Revenue Refunding Bonds, Series B, BJC Health System,
4.00%, 5/1/26(1) (2)	$1,500	$1,509
Total Short-Term Investments
(Cost $6,680)		6,658

Total Investments – 99.6%
(Cost $341,621)		337,713
Other Assets less Liabilities – 0.4%		1,397
NET ASSETS – 100.0%		$339,110

(1)	Maturity date represents the puttable date.
(2)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of June 30,
2025 is disclosed.

(3)	Maturity date represents the prerefunded date.
(4)	When-Issued Security. Coupon rate is not in effect at June 30, 2025.
(5)
Variable or floating rate security. Rate is determined by a remarketing agent and, in the agent's judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of June 30, 2025 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

EDA - Economic Development Authority

FHA - Federal Housing Administration

G.O. - General Obligation

Gtd. - Guaranteed

FIXED INCOME FUNDS 165 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
HDA - Housing Development Authority

HUD - Housing and Urban Development

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

MFH - Multi-Family Housing

MWRA - Massachusetts Water Resources Authority

PFA - Public Finance Authority

PSF - Permanent School Fund

SonyMA - State of New York Mortgage Agency

VA - Veterans Affairs
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds(1)	$—	$326,249	$—	$326,249
Investment Companies	4,806	—	—	4,806
Short-Term Investments	—	6,658	—	6,658
Total Investments	$4,806	$332,907	$—	$337,713

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$4,900	$37,081	$37,175	$68	$4,806	4,806,036
NORTHERN FUNDS QUARTERLY REPORT  166 FIXED INCOME FUNDS

Schedule of Investments

LIMITED TERM U.S. GOVERNMENT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 3.6% (1)
Fannie Mae – 0.4%
Pool #555649,
7.50%, 10/1/32	$5	$6
Pool #BH9277,
3.50%, 2/1/48	105	96
		102
Freddie Mac – 1.1%
Pool #RA8880,
5.50%, 4/1/53	80	81
Pool #SD1360,
5.50%, 7/1/52	90	90
Pool #SD2665,
6.00%, 4/1/53	78	80
Pool #ZS7735,
2.00%, 1/1/32	2	1
		252
Freddie Mac Gold – 0.5%
Pool #D99701,
3.00%, 11/1/32	111	107
Government National Mortgage Association – 0.3%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	75	70
Sovereign Agencies – 1.3%
Resolution Funding Corp. Interest Strip,
3.89%, 10/15/28(2)	357	314
Total U.S. Government Agencies
(Cost $865)		845

U.S. GOVERNMENT OBLIGATIONS – 95.4%
U.S. Treasury Bonds – 0.1%
6.00%, 2/15/26	10	10
U.S. Treasury Inflation Indexed Notes – 1.6%
0.13%, 4/15/26	153	185
0.13%, 4/15/27	166	185
		370
U.S. Treasury Notes – 93.7%
1.88%, 7/31/26	51	50
0.75%, 8/31/26	232	224
0.88%, 9/30/26	487	469
3.50%, 9/30/26	100	100
4.63%, 10/15/26	500	504
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 95.4%continued
U.S. Treasury Notes – 93.7%continued
4.13%, 10/31/26	$100	$100
4.63%, 11/15/26	1,150	1,161
4.38%, 12/15/26	200	202
4.25%, 12/31/26	800	805
4.13%, 2/15/27	250	251
4.13%, 2/28/27	300	302
4.25%, 3/15/27	250	252
3.88%, 3/31/27	1,800	1,803
4.50%, 4/15/27	300	304
3.75%, 4/30/27	375	375
3.88%, 5/31/27	450	451
4.63%, 6/15/27	250	254
3.75%, 6/30/27	250	250
3.88%, 11/30/27	1,404	1,409
4.00%, 2/29/28	1,825	1,839
3.88%, 3/15/28	1,000	1,005
3.63%, 3/31/28	850	849
3.75%, 4/15/28	335	335
3.75%, 5/15/28	125	125
3.63%, 5/31/28	975	973
3.88%, 6/15/28	225	226
4.38%, 8/31/28	400	408
4.38%, 11/30/28	350	357
3.75%, 12/31/28	250	250
4.00%, 1/31/29	250	252
4.25%, 2/28/29	200	204
4.13%, 3/31/29	300	304
2.88%, 4/30/29	250	242
4.63%, 4/30/29	300	309
4.50%, 5/31/29	150	154
4.25%, 6/30/29	300	306
4.00%, 7/31/29	450	454
3.63%, 8/31/29	475	473
3.50%, 9/30/29	275	272
4.13%, 10/31/29	300	304
4.13%, 11/30/29	650	660
4.38%, 12/31/29	250	256
4.25%, 1/31/30	225	229
4.00%, 2/28/30	700	707
4.00%, 3/31/30	200	202
3.88%, 4/30/30	275	276
FIXED INCOME FUNDS 167 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 95.4%continued
U.S. Treasury Notes – 93.7%continued
4.00%, 5/31/30	$450	$454
3.88%, 6/30/30	250	251
		21,942
Total U.S. Government Obligations
(Cost $22,234)		22,322

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.15%(3) (4)	70,302	$70
Total Investment Companies
(Cost $70)		70

Total Investments – 99.3%
(Cost $23,169)		23,237
Other Assets less Liabilities – 0.7%		173
NET ASSETS – 100.0%		$23,410

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of June 30, 2025 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Agencies(1)	$—	$845	$—	$845
U.S. Government Obligations(1)	—	22,322	—	22,322
Investment Companies	70	—	—	70
Total Investments	$70	$23,167	$—	$23,237

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$899	$494	$1,323	$1	$70	70,302
NORTHERN FUNDS QUARTERLY REPORT  168 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS – 0.3%
Electric Utilities – 0.1%
XPLR Infrastructure L.P.,
0.00%, 11/15/25 (1) (2)	$77	$75
2.50%, 6/15/26 (1)	119	114
		189
Home Construction – 0.1%
Meritage Homes Corp.,
1.75%, 5/15/28	79	76
Real Estate Investment Trusts – 0.0%
Digital Realty Trust L.P.,
1.88%, 11/15/29 (1)	16	17
Pebblebrook Hotel Trust,
1.75%, 12/15/26	2	2
		19
Semiconductors – 0.1%
MKS, Inc.,
1.25%, 6/1/30	85	84
ON Semiconductor Corp.,
0.50%, 3/1/29	48	44
		128
Total Convertible Bonds
(Cost $421)		412

CORPORATE BONDS – 79.0%
Advertising & Marketing – 0.4%
Neptune Bidco U.S., Inc.,
9.29%, 4/15/29 (1)	257	250
Outfront Media Capital LLC/Outfront Media Capital Corp.,
5.00%, 8/15/27 (1)	169	168
4.25%, 1/15/29 (1)	65	62
4.63%, 3/15/30 (1)	104	100
		580
Aerospace & Defense – 2.5%
AAR Escrow Issuer LLC,
6.75%, 3/15/29 (1)	43	45
Axon Enterprise, Inc.,
6.13%, 3/15/30 (1)	42	43
6.25%, 3/15/33 (1)	98	101
Boeing (The) Co.,
6.53%, 5/1/34	25	27
6.86%, 5/1/54	50	55
7.01%, 5/1/64	25	27
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.0% continued
Aerospace & Defense – 2.5%continued
Goat Holdco LLC,
6.75%, 2/1/32 (1)	$416	$423
Howmet Aerospace, Inc.,
5.95%, 2/1/37	25	26
Spirit AeroSystems, Inc.,
4.60%, 6/15/28	50	49
9.38%, 11/30/29 (1)	151	160
9.75%, 11/15/30 (1)	176	194
TransDigm, Inc.,
6.75%, 8/15/28 (1)	75	77
6.38%, 3/1/29 (1)	55	56
4.88%, 5/1/29	645	634
6.88%, 12/15/30 (1)	250	259
7.13%, 12/1/31 (1)	55	58
6.63%, 3/1/32 (1)	530	549
6.00%, 1/15/33 (1)	287	289
6.38%, 5/31/33 (1)	701	702
Triumph Group, Inc.,
9.00%, 3/15/28 (1)	99	103
		3,877
Apparel & Textile Products – 0.1%
Crocs, Inc.,
4.25%, 3/15/29 (1)	25	24
4.13%, 8/15/31 (1) †	72	65
Hanesbrands, Inc.,
9.00%, 2/15/31 (1) †	3	3
Kontoor Brands, Inc.,
4.13%, 11/15/29 (1)	25	24
Levi Strauss & Co.,
3.50%, 3/1/31 (1) †	47	43
S&S Holdings LLC,
8.38%, 10/1/31 (1)	25	24
Under Armour, Inc.,
7.25%, 7/15/30 (1)	21	21
VF Corp.,
6.00%, 10/15/33	25	23
		227
Asset Management – 1.3%
AG Issuer LLC,
6.25%, 3/1/28 (1)	50	50
Apollo Debt Solutions BDC,
6.70%, 7/29/31	35	36
6.55%, 3/15/32 (1)	9	9
FIXED INCOME FUNDS 169 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.0% continued
Asset Management – 1.3%continued
Apollo Global Management, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.17%), 6.00%, 12/15/54 (3)	$69	$67
Ares Capital Corp.,
5.50%, 9/1/30	40	40
Bain Capital Specialty Finance, Inc.,
5.95%, 3/15/30	15	15
Blackstone Private Credit Fund,
6.00%, 11/22/34	135	132
Blue Owl Capital Corp.,
6.20%, 7/15/30	80	81
Blue Owl Capital Corp. II,
8.45%, 11/15/26	25	26
Blue Owl Credit Income Corp.,
7.75%, 9/16/27	55	58
Blue Owl Technology Finance Corp.,
6.75%, 4/4/29	14	14
Compass Group Diversified Holdings LLC,
5.25%, 4/15/29 (1)	71	64
5.00%, 1/15/32 (1)	25	21
Focus Financial Partners LLC,
6.75%, 9/15/31 (1)	863	881
HA Sustainable Infrastructure Capital, Inc.,
6.38%, 7/1/34	39	39
HAT Holdings I LLC/HAT Holdings II LLC,
3.38%, 6/15/26 (1)	8	8
8.00%, 6/15/27 (1)	31	32
Hightower Holding LLC,
9.13%, 1/31/30 (1)	25	27
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
6.25%, 5/15/26	115	114
5.25%, 5/15/27	195	189
9.75%, 1/15/29	63	61
4.38%, 2/1/29	25	21
10.00%, 11/15/29 (1)	93	92
9.00%, 6/15/30	50	47
		2,124
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.0% continued
Automotive – 1.6%
Adient Global Holdings Ltd.,
7.50%, 2/15/33 (1)	$25	$25
American Axle & Manufacturing, Inc.,
5.00%, 10/1/29	50	46
Clarios Global L.P./Clarios U.S. Finance Co.,
6.75%, 5/15/28 (1)	73	75
6.75%, 2/15/30 (1) †	101	105
Dana, Inc.,
4.25%, 9/1/30	42	41
4.50%, 2/15/32	76	74
Dornoch Debt Merger Sub, Inc.,
6.63%, 10/15/29 (1)	1,325	1,026
Garrett Motion Holdings, Inc./Garrett LX I S.a.r.l.,
7.75%, 5/31/32 (1)	50	52
Goodyear Tire & Rubber (The) Co.,
5.00%, 7/15/29	97	95
6.63%, 7/15/30	29	30
5.25%, 4/30/31	3	3
5.25%, 7/15/31 (1)	50	48
5.63%, 4/30/33	25	24
Phinia, Inc.,
6.63%, 10/15/32 (1)	25	25
Real Hero Merger Sub 2, Inc.,
6.25%, 2/1/29 (1)	800	576
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC,
10.00%, 1/15/31 (1)	65	64
Tenneco, Inc.,
8.00%, 11/17/28 (1)	187	185
		2,494
Banking – 0.1%
PNC Financial Services Group (The), Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 7Y + 2.81%), 6.25%, 3/15/30 (3) (4)	95	98
Wells Fargo & Co.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.77%), 6.85%, 9/15/29 (3) (4)	39	41
		139
NORTHERN FUNDS QUARTERLY REPORT  170 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.0% continued
Basic Industry – 0.0%
Avient Corp.,
6.25%, 11/1/31(1)	$27	$27
Beverages – 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.,
6.25%, 4/1/29 (1)	50	50
4.38%, 4/30/29 (1)	75	73
		123
Biotechnology & Pharmaceuticals – 1.2%
1261229 B.C. Ltd.,
10.00%, 4/15/32 (1)	686	692
AbbVie, Inc.,
5.20%, 3/15/35	25	25
5.60%, 3/15/55	50	50
Bausch Health Americas, Inc.,
9.25%, 4/1/26 (1)	50	50
8.50%, 1/31/27 (1)	75	71
Bausch Health Cos., Inc.,
7.00%, 1/15/28 (1)	25	21
4.88%, 6/1/28 (1)	25	21
11.00%, 9/30/28 (1)	325	322
7.25%, 5/30/29 (1)	50	36
5.25%, 1/30/30 (1)	25	16
5.25%, 2/15/31 (1)	25	15
Endo Finance Holdings, Inc.,
8.50%, 4/15/31 (1) †	31	33
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC,
14.75%, 11/14/28 (1)	15	16
Organon & Co./Organon Foreign Debt Co-Issuer B.V.,
5.13%, 4/30/31 (1)	580	503
P&L Development LLC/PLD Finance Corp.,
12.00%, 5/15/29 (1) (5)	40	40
		1,911
Cable & Satellite – 3.9%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 6/1/29 (1)	33	33
6.38%, 9/1/29 (1)	240	245
4.75%, 3/1/30 (1)	65	63
4.50%, 8/15/30 (1)	114	109
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.0% continued
Cable & Satellite – 3.9%continued
4.25%, 2/1/31 (1)	$154	$144
7.38%, 3/1/31 (1)	235	245
4.75%, 2/1/32 (1)	436	414
4.50%, 5/1/32	516	481
4.50%, 6/1/33 (1)	692	633
4.25%, 1/15/34 (1)	835	743
Charter Communications Operating LLC/Charter Communications Operating Capital,
5.38%, 5/1/47	75	65
CSC Holdings LLC,
5.38%, 2/1/28 (1) †	200	183
11.25%, 5/15/28 (1)	200	199
11.75%, 1/31/29 (1)	200	190
5.75%, 1/15/30 (1)	275	136
4.50%, 11/15/31 (1)	400	281
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
5.88%, 8/15/27 (1)	204	203
10.00%, 2/15/31 (1)	275	267
DISH DBS Corp.,
7.75%, 7/1/26 †	75	67
5.25%, 12/1/26 (1)	254	230
7.38%, 7/1/28	100	72
5.75%, 12/1/28 (1) †	188	163
5.13%, 6/1/29	75	50
DISH Network Corp.,
11.75%, 11/15/27 (1)	368	379
Midcontinent Communications,
8.00%, 8/15/32 (1)	115	122
Radiate Holdco LLC/Radiate Finance, Inc.,
4.50%, 9/15/26 (1)	43	37
Sirius XM Radio LLC,
3.13%, 9/1/26 (1)	19	19
5.00%, 8/1/27 (1)	179	177
4.00%, 7/15/28 (1)	50	48
3.88%, 9/1/31 (1) †	125	111
		6,109
Capital Goods – 0.2%
Clydesdale Acquisition Holdings, Inc.,
6.88%, 1/15/30 (1)	98	100
Vortex Opco LLC,
8.00%, 4/30/30 (1)	47	7
FIXED INCOME FUNDS 171 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.0% continued
Capital Goods – 0.2%continued
Wilsonart LLC,
11.00%, 8/15/32 (1)	$159	$145
		252
Chemicals – 2.3%
Avient Corp.,
7.13%, 8/1/30 (1)	25	26
Celanese U.S. Holdings LLC,
6.58%, 7/15/29	25	26
6.50%, 4/15/30	12	12
6.63%, 7/15/32 †	125	131
6.75%, 4/15/33 †	36	36
7.20%, 11/15/33 †	125	133
Chemours (The) Co.,
5.38%, 5/15/27	100	99
5.75%, 11/15/28 (1)	194	182
4.63%, 11/15/29 (1) †	25	22
8.00%, 1/15/33 (1)	58	54
Element Solutions, Inc.,
3.88%, 9/1/28 (1)	128	124
Herens Holdco S.a.r.l.,
4.75%, 5/15/28 (1) †	200	179
Innophos Holdings, Inc.,
11.50%, 6/15/29 (1)	76	76
LYB International Finance III LLC,
6.15%, 5/15/35 †	15	15
Mativ Holdings, Inc.,
8.00%, 10/1/29 (1)	55	50
Methanex U.S. Operations, Inc.,
6.25%, 3/15/32 (1)	53	53
Minerals Technologies, Inc.,
5.00%, 7/1/28 (1)	72	71
Olin Corp.,
5.63%, 8/1/29	75	74
6.63%, 4/1/33 (1)	25	25
Olympus Water U.S. Holding Corp.,
9.75%, 11/15/28 (1)	200	211
6.25%, 10/1/29 (1) †	200	191
7.25%, 6/15/31 (1)	200	204
SCIH Salt Holdings, Inc.,
6.63%, 5/1/29 (1) †	990	968
SK Invictus Intermediate II S.a.r.l.,
5.00%, 10/30/29 (1)	100	97
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.0% continued
Chemicals – 2.3%continued
Trinseo Luxco Finance SPV S.a.r.l./Trinseo N.A. Finance SPV LLC,
7.63%, 5/3/29 (1)	$85	$50
Tronox, Inc.,
4.63%, 3/15/29 (1)	75	65
Windsor Holdings III LLC,
8.50%, 6/15/30 (1)	25	27
WR Grace Holdings LLC,
4.88%, 6/15/27 (1)	71	71
5.63%, 8/15/29 (1)	253	229
7.38%, 3/1/31 (1)	90	92
		3,593
Commercial Support Services – 2.2%
ADT Security (The) Corp.,
4.13%, 8/1/29 (1)	50	48
4.88%, 7/15/32 (1)	90	86
Allied Universal Holdco LLC,
7.88%, 2/15/31 (1)	587	613
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
6.00%, 6/1/29 (1) †	325	316
6.88%, 6/15/30 (1)	113	115
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.,
4.63%, 6/1/28 (1)	185	180
AMN Healthcare, Inc.,
4.63%, 10/1/27 (1)	25	24
4.00%, 4/15/29 (1)	75	69
Aramark Services, Inc.,
5.00%, 2/1/28 (1)	25	25
Brink's (The) Co.,
6.50%, 6/15/29 (1)	25	26
6.75%, 6/15/32 (1)	92	96
Clarivate Science Holdings Corp.,
3.88%, 7/1/28 (1)	206	197
4.88%, 7/1/29 (1)	110	104
Clean Harbors, Inc.,
6.38%, 2/1/31 (1)	34	35
Deluxe Corp.,
8.13%, 9/15/29 (1)	25	26
GEO Group (The), Inc.,
8.63%, 4/15/29	25	26
NORTHERN FUNDS QUARTERLY REPORT  172 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.0% continued
Commercial Support Services – 2.2%continued
10.25%, 4/15/31	$100	$110
GFL Environmental, Inc.,
4.75%, 6/15/29 (1)	34	34
4.38%, 8/15/29 (1)	12	12
6.75%, 1/15/31 (1)	95	99
Prime Security Services Borrower LLC/Prime Finance, Inc.,
6.25%, 1/15/28 (1)	25	25
Raven Acquisition Holdings LLC,
6.88%, 11/15/31 (1)	199	199
Reworld Holding Corp.,
5.00%, 9/1/30	25	24
RR Donnelley & Sons Co.,
9.50%, 8/1/29 (1)	172	172
10.88%, 8/1/29 (1)	25	24
RRD Intermediate Holdings, Inc.,
11.00%, 12/1/30 (1) (5)	53	51
Sotheby's,
7.38%, 10/15/27 (1)	200	198
TKC Holdings, Inc.,
10.50%, 5/15/29 (1)	25	26
Veritiv Operating Co.,
10.50%, 11/30/30 (1)	30	32
WASH Multifamily Acquisition, Inc.,
5.75%, 4/15/26 (1)	25	25
Waste Pro U.S.A., Inc.,
7.00%, 2/1/33 (1)	240	249
Williams Scotsman, Inc.,
4.63%, 8/15/28 (1)	50	49
6.63%, 6/15/29 (1)	33	34
6.63%, 4/15/30 (1)	62	64
7.38%, 10/1/31 (1)	37	39
		3,452
Communications – 0.1%
Warnermedia Holdings, Inc.,
5.05%, 3/15/42	162	109
Construction Materials – 1.7%
Advanced Drainage Systems, Inc.,
6.38%, 6/15/30 (1)	25	26
AmeriTex HoldCo Intermediate LLC,
10.25%, 10/15/28 (1)	370	392
JH North America Holdings, Inc.,
5.88%, 1/31/31 (1)	66	67
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.0% continued
Construction Materials – 1.7%continued
6.13%, 7/31/32 (1)	$79	$80
Knife River Corp.,
7.75%, 5/1/31 (1)	25	26
New Enterprise Stone & Lime Co., Inc.,
5.25%, 7/15/28 (1)	69	69
9.75%, 7/15/28 (1)	138	138
Oscar AcquisitionCo LLC/Oscar Finance, Inc.,
9.50%, 4/15/30 (1)	1,240	1,010
Quikrete Holdings, Inc.,
6.38%, 3/1/32 (1)	304	313
6.75%, 3/1/33 (1)	75	77
Smyrna Ready Mix Concrete LLC,
6.00%, 11/1/28 (1)	128	128
8.88%, 11/15/31 (1)	43	45
Standard Building Solutions, Inc.,
6.50%, 8/15/32 (1)	110	113
Standard Industries, Inc.,
4.75%, 1/15/28 (1)	25	25
4.38%, 7/15/30 (1)	125	118
		2,627
Consumer Cyclical – 0.2%
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc.,
9.50%, 7/1/32 (1)	50	51
Beach Acquisition Bidco LLC,
7/15/33 (1) (6)	200	207
Group 1 Automotive, Inc.,
6.38%, 1/15/30 (1)	26	27
Rite Aid Corp.,
15.00%, 8/30/21 (1) (7)	9	1
11.32%, 8/30/31 (1) (7)	4	2
15.00%, 8/30/31 (7) (8)	12	—
		288
Consumer Non-Cyclical – 0.0%
Prime Healthcare Services, Inc.,
9.38%, 9/1/29 (1)	44	44
Radiology Partners, Inc.,
8.50%, 7/15/32 (1)	25	25
		69
Consumer Services – 0.3%
Adtalem Global Education, Inc.,
5.50%, 3/1/28 (1)	40	40
FIXED INCOME FUNDS 173 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.0% continued
Consumer Services – 0.3%continued
Carriage Services, Inc.,
4.25%, 5/15/29 (1)	$25	$24
Matthews International Corp.,
8.63%, 10/1/27 (1)	50	52
Service Corp. International,
4.00%, 5/15/31	136	127
5.75%, 10/15/32	197	199
		442
Containers & Packaging – 1.7%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC,
3.25%, 9/1/28 (1) †	210	198
4.00%, 9/1/29 (1) †	280	256
Ardagh Packaging Finance PLC/Ardagh Holdings U.S.A., Inc.,
2.13%, 8/15/26 [EUR](9)	100	113
4.13%, 8/15/26 (1)	200	188
Ball Corp.,
6.88%, 3/15/28	50	51
3.13%, 9/15/31	25	22
Clydesdale Acquisition Holdings, Inc.,
6.63%, 4/15/29 (1)	45	46
8.75%, 4/15/30 (1)	105	107
6.75%, 4/15/32 (1)	271	278
Crown Americas LLC,
5.88%, 6/1/33 (1)	96	97
Graphic Packaging International LLC,
6.38%, 7/15/32 (1)	25	26
LABL, Inc.,
5.88%, 11/1/28 (1)	44	38
9.50%, 11/1/28 (1)	130	120
8.63%, 10/1/31 (1) †	32	27
Mauser Packaging Solutions Holding Co.,
7.88%, 4/15/27 (1)	468	476
9.25%, 4/15/27 (1)	40	40
OI European Group B.V.,
4.75%, 2/15/30 (1)	100	96
Owens-Brockway Glass Container, Inc.,
6.63%, 5/13/27 (1)	119	119
7.25%, 5/15/31 (1)	25	26
Sealed Air Corp.,
4.00%, 12/1/27 (1)	40	39
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.0% continued
Containers & Packaging – 1.7%continued
5.00%, 4/15/29 (1)	$50	$49
6.50%, 7/15/32 (1)	63	65
Sealed Air Corp./Sealed Air Corp. U.S.,
7.25%, 2/15/31 (1)	29	31
Trident TPI Holdings, Inc.,
12.75%, 12/31/28 (1)	61	65
TriMas Corp.,
4.13%, 4/15/29 (1)	50	47
		2,620
Electric Utilities – 2.1%
AES (The) Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.20%), 7.60%, 1/15/55 (3)	107	110
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.89%), 6.95%, 7/15/55 (3)	25	24
Alpha Generation LLC,
6.75%, 10/15/32 (1)	93	96
American Electric Power Co., Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 0.00%), 6.95%, 12/15/54 (3)	25	26
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 0.00%), 7.05%, 12/15/54 (3)	25	26
Calpine Corp.,
5.13%, 3/15/28 (1)	75	75
4.63%, 2/1/29 (1)	25	25
5.00%, 2/1/31 (1)	125	124
CenterPoint Energy, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.95%), 6.85%, 2/15/55 (3)	27	28
Clearway Energy Operating LLC,
3.75%, 1/15/32 (1)	67	60
Dominion Energy, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.21%), 6.63%, 5/15/55 (3)	15	15
Duke Energy Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.59%), 6.45%, 9/1/54 (3)	40	41
NORTHERN FUNDS QUARTERLY REPORT  174 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.0% continued
Electric Utilities – 2.1%continued
Edison International,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.70%), 5.38%, 3/9/26 (3) (4)	$176	$166
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.66%), 7.88%, 6/15/54 (3)	50	47
Lightning Power LLC,
7.25%, 8/15/32 (1)	93	98
Long Ridge Energy LLC,
8.75%, 2/15/32 (1)	25	26
NextEra Energy Capital Holdings, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.46%), 6.75%, 6/15/54 (3)	41	43
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.05%), 6.38%, 8/15/55 (3)	50	51
NRG Energy, Inc.,
5.75%, 1/15/28	25	25
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.92%), 10.25%, 3/15/28 (1) (3) (4)	179	199
5.25%, 6/15/29 (1)	25	25
5.75%, 7/15/29 (1)	100	100
3.88%, 2/15/32 (1)	50	46
6.00%, 2/1/33 (1)	247	249
7.00%, 3/15/33 (1)	50	55
6.25%, 11/1/34 (1)	151	154
Pattern Energy Operations L.P./Pattern Energy Operations, Inc.,
4.50%, 8/15/28 (1)	8	8
PG&E Corp.,
5.00%, 7/1/28	50	49
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.88%), 7.38%, 3/15/55 (3)	125	118
Talen Energy Supply LLC,
8.63%, 6/1/30 (1)	75	80
TerraForm Power Operating LLC,
4.75%, 1/15/30 (1)	25	24
Vistra Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 6.93%), 8.00%, 10/15/26 (1) (3) (4)	136	139
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.0% continued
Electric Utilities – 2.1%continued
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.74%), 7.00%, 12/15/26 (1) (3) (4)	$245	$248
Vistra Operations Co. LLC,
5.50%, 9/1/26 (1)	50	50
5.63%, 2/15/27 (1)	100	100
5.00%, 7/31/27 (1)	100	100
7.75%, 10/15/31 (1)	100	106
6.88%, 4/15/32 (1)	111	116
XPLR Infrastructure Operating Partners L.P.,
8.38%, 1/15/31 (1)	151	161
8.63%, 3/15/33 (1) †	25	27
		3,260
Electrical Equipment – 0.9%
BWX Technologies, Inc.,
4.13%, 6/30/28 (1)	11	11
EMRLD Borrower L.P./Emerald Co-Issuer, Inc.,
6.63%, 12/15/30 (1)	772	789
6.75%, 7/15/31 (1)	71	73
Gates Corp.,
6.88%, 7/1/29 (1)	42	44
Sensata Technologies B.V.,
4.00%, 4/15/29 (1)	285	271
Sensata Technologies, Inc.,
4.38%, 2/15/30 (1)	14	13
3.75%, 2/15/31 (1)	84	76
Vertiv Group Corp.,
4.13%, 11/15/28 (1)	44	43
WESCO Distribution, Inc.,
6.63%, 3/15/32 (1)	18	19
6.38%, 3/15/33 (1)	52	54
		1,393
Energy – 0.6%
Aethon United BR L.P./Aethon United Finance Corp.,
7.50%, 10/1/29 (1)	92	97
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
7.38%, 6/30/33 (1)	125	124
Hilcorp Energy I L.P./Hilcorp Finance Co.,
7.25%, 2/15/35 (1)	53	52
FIXED INCOME FUNDS 175 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.0% continued
Energy – 0.6%continued
Matador Resources Co.,
6.25%, 4/15/33 (1)	$75	$74
Tidewater, Inc.,
7/15/30 (1) (6)	35	36
Venture Global Plaquemines LNG LLC,
6.50%, 1/15/34	276	280
6.75%, 1/15/36	283	283
		946
Engineering & Construction – 0.3%
Arcosa, Inc.,
4.38%, 4/15/29 (1)	44	42
Brand Industrial Services, Inc.,
10.38%, 8/1/30 (1)	261	241
Brundage-Bone Concrete Pumping Holdings, Inc.,
7.50%, 2/1/32 (1)	135	134
Dycom Industries, Inc.,
4.50%, 4/15/29 (1)	42	41
Installed Building Products, Inc.,
5.75%, 2/1/28 (1)	25	25
Pike Corp.,
8.63%, 1/31/31 (1)	46	50
TopBuild Corp.,
4.13%, 2/15/32 (1)	25	23
		556
Entertainment Content – 0.6%
AMC Networks, Inc.,
4.25%, 2/15/29 †	75	60
7/15/32 (1) (6)	25	25
Playtika Holding Corp.,
4.25%, 3/15/29 (1)	96	87
Starz Capital Holdings 1, Inc.,
5.50%, 4/15/29 (1)	66	57
Starz Capital Holdings LLC,
5.50%, 4/15/29 (1)	25	21
TEGNA, Inc.,
5.00%, 9/15/29	25	24
Univision Communications, Inc.,
6.63%, 6/1/27 (1)	84	84
8.00%, 8/15/28 (1)	149	151
4.50%, 5/1/29 (1)	150	137
7.38%, 6/30/30 (1) †	65	64
8.50%, 7/31/31 (1)	173	173
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.0% continued
Entertainment Content – 0.6%continued
Warnermedia Holdings, Inc.,
5.14%, 3/15/52	$150	$105
		988
Finance Companies – 0.1%
Azorra Finance Ltd.,
1/15/31 (1) (6)	45	46
LFS Topco LLC,
7/15/30 (1) (6)	100	98
		144
Food – 2.5%
B&G Foods, Inc.,
8.00%, 9/15/28 (1)	68	65
BellRing Brands, Inc.,
7.00%, 3/15/30 (1)	100	104
Chobani Holdco II LLC,
8.75%, 10/1/29 (1) (5)	314	336
Chobani LLC/Chobani Finance Corp., Inc.,
4.63%, 11/15/28 (1) †	63	62
7.63%, 7/1/29 (1)	84	88
Darling Ingredients, Inc.,
5.25%, 4/15/27 (1)	25	25
6.00%, 6/15/30 (1)	63	64
Fiesta Purchaser, Inc.,
7.88%, 3/1/31 (1)	675	716
9.63%, 9/15/32 (1)	442	466
Herbalife Nutrition Ltd./HLF Financing, Inc.,
7.88%, 9/1/25 (1)	21	21
HLF Financing S.a.r.l. LLC/Herbalife International, Inc.,
4.88%, 6/1/29 (1)	25	21
Lamb Weston Holdings, Inc.,
4.13%, 1/31/30 (1)	25	24
4.38%, 1/31/32 (1)	117	110
Pilgrim's Pride Corp.,
6.25%, 7/1/33	25	26
Post Holdings, Inc.,
5.50%, 12/15/29 (1)	100	100
4.63%, 4/15/30 (1)	50	48
4.50%, 9/15/31 (1)	25	23
6.38%, 3/1/33 (1)	60	61
6.25%, 10/15/34 (1)	489	492
NORTHERN FUNDS QUARTERLY REPORT  176 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.0% continued
Food – 2.5%continued
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed,
4.63%, 3/1/29 (1)	$1,033	$975
Viking Baked Goods Acquisition Corp.,
8.63%, 11/1/31 (1)	50	49
		3,876
Forestry, Paper & Wood Products – 0.0%
Domtar Corp.,
6.75%, 10/1/28 (1)	42	38
Magnera Corp.,
7.25%, 11/15/31 (1)	27	26
		64
Gas & Water Utilities – 0.2%
AmeriGas Partners L.P./AmeriGas Finance Corp.,
5.75%, 5/20/27	100	99
9.50%, 6/1/30 (1)	22	23
Ferrellgas L.P./Ferrellgas Finance Corp.,
5.38%, 4/1/26 (1)	75	74
5.88%, 4/1/29 (1)	100	93
Suburban Propane Partners L.P./Suburban Energy Finance Corp.,
5.00%, 6/1/31 (1)	25	24
		313
Health Care Facilities & Services – 4.0%
Acadia Healthcare Co., Inc.,
5.50%, 7/1/28 (1)	50	50
7.38%, 3/15/33 (1) †	779	803
AHP Health Partners, Inc.,
5.75%, 7/15/29 (1)	155	151
Charles River Laboratories International, Inc.,
3.75%, 3/15/29 (1)	25	23
4.00%, 3/15/31 (1)	50	46
CHS/Community Health Systems, Inc.,
5.63%, 3/15/27 (1)	300	296
6.00%, 1/15/29 (1)	149	143
6.88%, 4/15/29 (1)	50	40
6.13%, 4/1/30 (1)	50	37
5.25%, 5/15/30 (1)	309	274
4.75%, 2/15/31 (1)	102	87
10.88%, 1/15/32 (1)	172	182
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.0% continued
Health Care Facilities & Services – 4.0%continued
Concentra Health Services, Inc.,
6.88%, 7/15/32 (1)	$270	$280
CVS Health Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.52%), 6.75%, 12/10/54 (3)	25	25
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.89%), 7.00%, 3/10/55 (3)	50	52
DaVita, Inc.,
4.63%, 6/1/30 (1)	100	96
6.88%, 9/1/32 (1)	25	26
6.75%, 7/15/33 (1)	55	57
Encompass Health Corp.,
4.75%, 2/1/30	75	74
Fortrea Holdings, Inc.,
7.50%, 7/1/30 (1)	23	21
HAH Group Holding Co. LLC,
9.75%, 10/1/31 (1)	46	46
HealthEquity, Inc.,
4.50%, 10/1/29 (1)	107	104
IQVIA, Inc.,
6.25%, 6/1/32 (1)	178	183
LifePoint Health, Inc.,
9.88%, 8/15/30 (1)	55	59
11.00%, 10/15/30 (1)	176	194
8.38%, 2/15/32 (1)	72	77
10.00%, 6/1/32 (1)	113	117
ModivCare, Inc.,
5.00%, 10/1/29 (1)	25	1
Molina Healthcare, Inc.,
4.38%, 6/15/28 (1)	75	73
3.88%, 5/15/32 (1)	73	66
6.25%, 1/15/33 (1)	72	73
MPH Acquisition Holdings LLC,
5.75%, 12/31/30 (1)	34	28
11.50%, 12/31/30 (1)	24	24
6.75%, 3/31/31 (1) †	27	20
Owens & Minor, Inc.,
4.50%, 3/31/29 (1)	25	22
Select Medical Corp.,
6.25%, 12/1/32 (1) †	25	25
Star Parent, Inc.,
9.00%, 10/1/30 (1)	113	119
FIXED INCOME FUNDS 177 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.0% continued
Health Care Facilities & Services – 4.0%continued
Surgery Center Holdings, Inc.,
7.25%, 4/15/32 (1) †	$1,581	$1,611
Tenet Healthcare Corp.,
6.25%, 2/1/27	25	25
5.13%, 11/1/27	150	150
6.13%, 10/1/28	125	125
4.25%, 6/1/29 †	75	73
4.38%, 1/15/30	25	24
6.13%, 6/15/30 †	125	127
6.75%, 5/15/31	119	123
U.S. Acute Care Solutions LLC,
9.75%, 5/15/29 (1)	101	104
		6,356
Home & Office Products – 0.4%
FXI Holdings, Inc.,
12.25%, 11/15/26 (1)	98	86
12.25%, 11/15/26 (1)	20	18
Newell Brands, Inc.,
6.38%, 9/15/27	25	25
8.50%, 6/1/28 (1)	61	64
6.63%, 9/15/29	50	50
6.38%, 5/15/30	25	24
6.63%, 5/15/32	25	24
6.88%, 4/1/36	25	24
7.00%, 4/1/46	25	21
Scotts Miracle-Gro (The) Co.,
4.00%, 4/1/31	50	46
4.38%, 2/1/32	50	46
Somnigroup International, Inc.,
4.00%, 4/15/29 (1)	25	24
3.88%, 10/15/31 (1)	25	23
Whirlpool Corp.,
6.13%, 6/15/30	59	60
6.50%, 6/15/33	61	61
5.15%, 3/1/43	50	43
4.50%, 6/1/46	25	19
		658
Home Construction – 1.0%
Adams Homes, Inc.,
9.25%, 10/15/28 (1)	150	155
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.,
6.63%, 1/15/28 (1)	50	50
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.0% continued
Home Construction – 1.0%continued
4.63%, 8/1/29 (1)	$50	$48
4.63%, 4/1/30 (1)	75	71
Beazer Homes U.S.A., Inc.,
5.88%, 10/15/27	11	11
7.25%, 10/15/29	25	25
7.50%, 3/15/31 (1)	75	76
Century Communities, Inc.,
3.88%, 8/15/29 (1)	75	70
Cornerstone Building Brands, Inc.,
9.50%, 8/15/29 (1)	25	23
Dream Finders Homes, Inc.,
8.25%, 8/15/28 (1)	71	74
Forestar Group, Inc.,
5.00%, 3/1/28 (1)	50	49
Griffon Corp.,
5.75%, 3/1/28	100	100
JELD-WEN, Inc.,
4.88%, 12/15/27 (1)	14	13
7.00%, 9/1/32 (1)	76	60
K Hovnanian Enterprises, Inc.,
11.75%, 9/30/29 (1)	192	208
KB Home,
7.25%, 7/15/30	75	78
4.00%, 6/15/31 †	25	23
LGI Homes, Inc.,
8.75%, 12/15/28 (1)	56	58
4.00%, 7/15/29 (1)	25	22
7.00%, 11/15/32 (1)	97	92
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC,
6.75%, 4/1/32 (1)	25	26
MIWD Holdco II LLC/MIWD Finance Corp.,
5.50%, 2/1/30 (1)	25	24
New Home (The) Co., Inc.,
9.25%, 10/1/29 (1)	73	76
Shea Homes L.P./Shea Homes Funding Corp.,
4.75%, 2/15/28	50	49
4.75%, 4/1/29	25	24
STL Holding Co. LLC,
8.75%, 2/15/29 (1)	52	54
Taylor Morrison Communities, Inc.,
5.88%, 6/15/27 (1)	25	25
NORTHERN FUNDS QUARTERLY REPORT  178 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.0% continued
Home Construction – 1.0%continued
Tri Pointe Homes, Inc.,
5.25%, 6/1/27	$25	$25
Weekley Homes LLC/Weekley Finance Corp.,
4.88%, 9/15/28 (1)	50	49
		1,658
Household Products – 0.1%
Central Garden & Pet Co.,
4.13%, 10/15/30 †	25	24
4.13%, 4/30/31 (1)	25	23
Perrigo Finance Unlimited Co.,
6.13%, 9/30/32	94	95
Prestige Brands, Inc.,
5.13%, 1/15/28 (1)	25	25
3.75%, 4/1/31 (1)	25	23
		190
Industrial Intermediate Products – 0.1%
Chart Industries, Inc.,
7.50%, 1/1/30 (1)	39	41
Enpro, Inc.,
6.13%, 6/1/33 (1)	28	29
Park-Ohio Industries, Inc.,
6.63%, 4/15/27	25	24
Roller Bearing Co. of America, Inc.,
4.38%, 10/15/29 (1)	25	24
		118
Industrial Support Services – 0.5%
Alta Equipment Group, Inc.,
9.00%, 6/1/29 (1)	25	23
APi Group DE, Inc.,
4.13%, 7/15/29 (1)	84	80
4.75%, 10/15/29 (1)	52	51
EquipmentShare.com, Inc.,
8.63%, 5/15/32 (1)	75	80
8.00%, 3/15/33 (1)	77	81
Herc Holdings, Inc.,
6.63%, 6/15/29 (1) †	47	48
7.00%, 6/15/30 (1)	68	71
7.25%, 6/15/33 (1)	35	37
NESCO Holdings II, Inc.,
5.50%, 4/15/29 (1)	50	49
Resideo Funding, Inc.,
6.50%, 7/15/32 (1)	99	101
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.0% continued
Industrial Support Services – 0.5%continued
United Rentals North America, Inc.,
5.25%, 1/15/30	$25	$25
4.00%, 7/15/30	100	95
3.88%, 2/15/31	25	24
3.75%, 1/15/32	50	46
6.13%, 3/15/34 (1)	25	26
Velocity Vehicle Group LLC,
8.00%, 6/1/29 (1)	25	25
		862
Institutional Financial Services – 0.6%
Coinbase Global, Inc.,
3.38%, 10/1/28 (1)	200	188
3.63%, 10/1/31 (1)	225	200
Goldman Sachs Group (The), Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.22%), 7.56%, 8/10/25 (3) (4)	50	50
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.46%), 6.85%, 2/10/30 (3) (4)	75	77
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 2.40%), 6.13%, 11/10/34 (3) (4)	168	168
Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/29 (1)	100	97
6.13%, 11/1/32 (1)	50	51
6.75%, 5/1/33 (1)	65	67
State Street Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.61%), 6.70%, 3/15/29 (3) (4)	28	29
VFH Parent LLC/Valor Co-Issuer, Inc.,
7.50%, 6/15/31 (1)	25	26
		953
Insurance – 3.0%
Acrisure LLC/Acrisure Finance, Inc.,
8.25%, 2/1/29 (1)	75	78
4.25%, 2/15/29 (1)	25	24
8.50%, 6/15/29 (1)	50	52
6.00%, 8/1/29 (1)	25	24
7.50%, 11/6/30 (1)	75	77
6.75%, 7/1/32 (1)	46	47
FIXED INCOME FUNDS 179 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.0% continued
Insurance – 3.0%continued
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
4.25%, 10/15/27 (1)	$161	$158
6.75%, 10/15/27 (1)	153	153
6.75%, 4/15/28 (1)	25	25
5.88%, 11/1/29 (1)	197	194
7.00%, 1/15/31 (1)	148	153
6.50%, 10/1/31 (1)	25	25
7.38%, 10/1/32 (1)	117	121
AmWINS Group, Inc.,
6.38%, 2/15/29 (1)	12	12
4.88%, 6/30/29 (1)	36	35
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves,
7.88%, 11/1/29 (1)	93	95
AssuredPartners, Inc.,
5.63%, 1/15/29 (1)	25	25
7.50%, 2/15/32 (1)	82	88
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance,
7.13%, 5/15/31 (1)	50	52
Corebridge Financial, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.65%), 6.38%, 9/15/54 (3)	48	48
HUB International Ltd.,
7.25%, 6/15/30 (1)	525	549
7.38%, 1/31/32 (1)	1,930	2,019
Panther Escrow Issuer LLC,
7.13%, 6/1/31 (1)	402	418
Ryan Specialty LLC,
4.38%, 2/1/30 (1)	36	35
5.88%, 8/1/32 (1)	94	95
USI, Inc./NY,
7.50%, 1/15/32 (1)	83	88
		4,690
Internet Media & Services – 0.4%
ANGI Group LLC,
3.88%, 8/15/28 (1)	48	45
Arches Buyer, Inc.,
4.25%, 6/1/28 (1)	25	24
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.0% continued
Internet Media & Services – 0.4%continued
Getty Images, Inc.,
11.25%, 2/21/30 (1)	$36	$36
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
5.25%, 12/1/27 (1)	50	50
GrubHub Holdings, Inc.,
5.50%, 7/1/27 (1) †	70	68
Match Group Holdings II LLC,
4.63%, 6/1/28 (1)	11	11
3.63%, 10/1/31 (1)	10	9
Millennium Escrow Corp.,
6.63%, 8/1/26 (1)	50	41
Newfold Digital Holdings Group, Inc.,
6.00%, 2/15/29 (1)	25	14
Snap, Inc.,
6.88%, 3/1/33 (1)	282	289
Ziff Davis, Inc.,
4.63%, 10/15/30 (1)	22	20
		607
IT Services – 0.3%
Ahead DB Holdings LLC,
6.63%, 5/1/28 (1)	110	110
Amentum Holdings, Inc.,
7.25%, 8/1/32 (1)	75	77
ASGN, Inc.,
4.63%, 5/15/28 (1)	75	73
CACI International, Inc.,
6.38%, 6/15/33 (1)	60	62
Exela Intermediate LLC/Exela Finance, Inc.,
11.50%, 4/15/26 (1) (7)	88	4
Fortress Intermediate 3, Inc.,
7.50%, 6/1/31 (1)	73	77
Insight Enterprises, Inc.,
6.63%, 5/15/32 (1)	25	26
KBR, Inc.,
4.75%, 9/30/28 (1)	54	52
Science Applications International Corp.,
4.88%, 4/1/28 (1) †	35	34
		515
NORTHERN FUNDS QUARTERLY REPORT  180 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.0% continued
Leisure Facilities & Services – 4.9%
Affinity Interactive,
6.88%, 12/15/27 (1)	$50	$31
AMC Entertainment Holdings, Inc.,
5.88%, 11/15/26	25	23
7.50%, 2/15/29 (1) †	75	59
Boyd Gaming Corp.,
4.75%, 6/15/31 (1)	545	522
Boyne U.S.A., Inc.,
4.75%, 5/15/29 (1)	63	61
Caesars Entertainment, Inc.,
4.63%, 10/15/29 (1) †	100	95
7.00%, 2/15/30 (1)	30	31
6.50%, 2/15/32 (1)	99	102
Carnival Corp.,
5.75%, 3/1/27 (1)	150	151
7.88%, 6/1/27	25	26
6.65%, 1/15/28	25	26
6.00%, 5/1/29 (1)	200	202
7.00%, 8/15/29 (1)	25	26
5.88%, 6/15/31 (1)	127	129
6.13%, 2/15/33 (1)	333	341
Churchill Downs, Inc.,
5.50%, 4/1/27 (1)	25	25
4.75%, 1/15/28 (1)	25	25
5.75%, 4/1/30 (1)	219	220
6.75%, 5/1/31 (1)	79	81
Cinemark U.S.A., Inc.,
5.25%, 7/15/28 (1)	25	25
7.00%, 8/1/32 (1)	41	43
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
4.63%, 1/15/29 (1)	59	56
6.75%, 1/15/30 (1)	544	502
Full House Resorts, Inc.,
8.25%, 2/15/28 (1)	50	49
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.,
7.00%, 8/15/28 (1)	75	43
Hilton Domestic Operating Co., Inc.,
3.75%, 5/1/29 (1)	25	24
4.00%, 5/1/31 (1)	125	118
3.63%, 2/15/32 (1)	75	68
5.88%, 3/15/33 (1)	148	151
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.0% continued
Leisure Facilities & Services – 4.9%continued
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.,
5.00%, 6/1/29 (1)	$100	$96
4.88%, 7/1/31 (1)	50	46
Jacobs Entertainment, Inc.,
6.75%, 2/15/29 (1) †	75	72
Las Vegas Sands Corp.,
6.00%, 6/14/30	30	31
Life Time, Inc.,
6.00%, 11/15/31 (1)	100	102
Light & Wonder International, Inc.,
7.00%, 5/15/28 (1)	100	100
7.50%, 9/1/31 (1)	45	47
Lindblad Expeditions Holdings, Inc.,
9.00%, 5/15/28 (1)	24	25
Lindblad Expeditions LLC,
6.75%, 2/15/27 (1)	35	35
Live Nation Entertainment, Inc.,
5.63%, 3/15/26 (1)	75	75
6.50%, 5/15/27 (1)	25	25
4.75%, 10/15/27 (1)	75	74
Marriott Ownership Resorts, Inc.,
4.50%, 6/15/29 (1)	25	24
MGM Resorts International,
6.13%, 9/15/29	63	64
6.50%, 4/15/32	75	76
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
4.88%, 5/1/29 (1)	63	61
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC,
8.25%, 4/15/30 (1)	74	76
NCL Corp. Ltd.,
8.13%, 1/15/29 (1)	25	26
7.75%, 2/15/29 (1)	12	13
6.25%, 3/1/30 (1)	55	55
6.75%, 2/1/32 (1)	230	235
NCL Finance Ltd.,
6.13%, 3/15/28 (1)	37	38
Penn Entertainment, Inc.,
4.13%, 7/1/29 (1) †	100	93
FIXED INCOME FUNDS 181 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.0% continued
Leisure Facilities & Services – 4.9%continued
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
5.63%, 9/1/29 (1)	$50	$29
5.88%, 9/1/31 (1)	140	77
Raising Cane's Restaurants LLC,
9.38%, 5/1/29 (1)	37	39
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.,
6.63%, 2/1/33 (1)	34	34
Royal Caribbean Cruises Ltd.,
5.50%, 8/31/26 (1)	50	50
5.63%, 9/30/31 (1)	75	75
6.25%, 3/15/32 (1)	25	26
6.00%, 2/1/33 (1)	125	127
Sabre GLBL, Inc.,
8.63%, 6/1/27 (1)	23	24
10.75%, 11/15/29 (1)	105	108
11.13%, 7/15/30 (1)	93	97
Scientific Games Holdings L.P.,Scientific Games U.S. FinCo, Inc.,
6.63%, 3/1/30 (1)	581	560
SeaWorld Parks & Entertainment, Inc.,
5.25%, 8/15/29 (1)	75	73
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.,
6.50%, 10/1/28	25	25
5.25%, 7/15/29	25	24
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co.,
6.63%, 5/1/32 (1)	329	339
Station Casinos LLC,
4.50%, 2/15/28 (1)	25	25
4.63%, 12/1/31 (1)	67	63
6.63%, 3/15/32 (1)	36	37
Travel + Leisure Co.,
6.63%, 7/31/26 (1)	50	51
4.63%, 3/1/30 (1)	25	24
Vail Resorts, Inc.,
5.63%, 7/15/30 (1)	60	60
6.50%, 5/15/32 (1)	49	51
Viking Cruises Ltd.,
5.88%, 9/15/27 (1)	160	160
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.0% continued
Leisure Facilities & Services – 4.9%continued
9.13%, 7/15/31 (1)	$178	$192
Viking Ocean Cruises Ship VII Ltd.,
5.63%, 2/15/29 (1)	59	59
VOC Escrow Ltd.,
5.00%, 2/15/28 (1)	50	50
Voyager Parent LLC,
9.25%, 7/1/32 (1)	54	56
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.25%, 5/15/27 (1)	50	50
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
5.13%, 10/1/29 (1)	176	175
6.25%, 3/15/33 (1)	138	139
Yum! Brands, Inc.,
5.38%, 4/1/32	100	100
		7,743
Leisure Products – 0.1%
MajorDrive Holdings IV LLC,
6.38%, 6/1/29 (1)	109	86
Mattel, Inc.,
5.45%, 11/1/41	25	22
Winnebago Industries, Inc.,
6.25%, 7/15/28 (1)	20	20
		128
Machinery – 1.4%
Amsted Industries, Inc.,
6.38%, 3/15/33 (1)	25	25
Esab Corp.,
6.25%, 4/15/29 (1)	26	27
GrafTech Global Enterprises, Inc.,
9.88%, 12/23/29 (1)	81	64
Madison IAQ LLC,
4.13%, 6/30/28 (1)	53	51
5.88%, 6/30/29 (1)	1,099	1,081
Manitowoc (The) Co., Inc.,
9.25%, 10/1/31 (1)	52	55
SPX FLOW, Inc.,
8.75%, 4/1/30 (1)	760	789
Terex Corp.,
5.00%, 5/15/29 (1)	75	73
6.25%, 10/15/32 (1)	35	35
		2,200
NORTHERN FUNDS QUARTERLY REPORT  182 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.0% continued
Medical Equipment & Devices – 1.2%
Avantor Funding, Inc.,
4.63%, 7/15/28 (1)	$85	$84
3.88%, 11/1/29 (1)	108	102
Bausch + Lomb Corp.,
8.38%, 10/1/28 (1)	252	263
Embecta Corp.,
5.00%, 2/15/30 (1)	25	23
Insulet Corp.,
6.50%, 4/1/33 (1)	72	75
Medline Borrower L.P.,
3.88%, 4/1/29 (1)	71	68
5.25%, 10/1/29 (1)	315	313
Medline Borrower L.P./ Medline Co-Issuer, Inc.,
6.25%, 4/1/29 (1)	77	79
Neogen Food Safety Corp.,
8.63%, 7/20/30 (1)	71	73
Sotera Health Holdings LLC,
7.38%, 6/1/31 (1)	839	873
		1,953
Metals & Mining – 2.1%
Arsenal AIC Parent LLC,
8.00%, 10/1/30 (1)	79	84
11.50%, 10/1/31 (1)	230	258
Century Aluminum Co.,
7.50%, 4/1/28 (1)	1,790	1,817
Coeur Mining, Inc.,
5.13%, 2/15/29 (1)	25	24
Compass Minerals International, Inc.,
8.00%, 7/1/30 (1)	315	326
Constellium S.E.,
6.38%, 8/15/32 (1)	250	254
Freeport-McMoRan, Inc.,
5.45%, 3/15/43	25	24
Kaiser Aluminum Corp.,
4.63%, 3/1/28 (1)	129	126
4.50%, 6/1/31 (1)	167	156
Murray Energy Corp.,
12.00%, 4/15/24 (1) (7) (10)	486	—
Northwest Acquisitions ULC/Dominion Finco, Inc.,
7.13%, 11/1/22 (1) (7) (10)	1,905	—
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.0% continued
Metals & Mining – 2.1%continued
Novelis Corp.,
4.75%, 1/30/30 (1)	$95	$91
6.88%, 1/30/30 (1)	102	106
3.88%, 8/15/31 (1)	91	82
		3,348
Oil & Gas Services & Equipment – 1.3%
Archrock Partners L.P./Archrock Partners Finance Corp.,
6.88%, 4/1/27 (1)	9	9
6.25%, 4/1/28 (1)	115	115
6.63%, 9/1/32 (1)	154	157
Aris Water Holdings LLC,
7.25%, 4/1/30 (1)	25	26
Bristow Group, Inc.,
6.88%, 3/1/28 (1)	25	25
Diamond Foreign Asset Co./Diamond Finance LLC,
8.50%, 10/1/30 (1)	38	40
Global Marine, Inc.,
7.00%, 6/1/28	50	46
Helix Energy Solutions Group, Inc.,
9.75%, 3/1/29 (1)	50	53
Kodiak Gas Services LLC,
7.25%, 2/15/29 (1)	122	126
Nabors Industries Ltd.,
7.50%, 1/15/28 (1) †	25	22
Nabors Industries, Inc.,
7.38%, 5/15/27 (1)	89	88
8.88%, 8/15/31 (1) †	75	56
Nine Energy Service, Inc.,
13.00%, 2/1/28	50	25
Noble Finance II LLC,
8.00%, 4/15/30 (1)	103	105
Oceaneering International, Inc.,
6.00%, 2/1/28	18	18
Star Holding LLC,
8.75%, 8/1/31 (1)	76	72
Transocean Aquila Ltd.,
8.00%, 9/30/28 (1)	20	21
Transocean Titan Financing Ltd.,
8.38%, 2/1/28 (1)	45	46
Transocean, Inc.,
8.00%, 2/1/27 (1)	161	159
FIXED INCOME FUNDS 183 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.0% continued
Oil & Gas Services & Equipment – 1.3%continued
8.25%, 5/15/29 (1)	$24	$22
8.75%, 2/15/30 (1)	18	18
7.50%, 4/15/31 †	75	61
8.50%, 5/15/31 (1)	26	23
6.80%, 3/15/38	171	120
9.35%, 12/15/41	25	20
U.S.A. Compression Partners L.P./U.S.A. Compression Finance Corp.,
6.88%, 9/1/27	25	25
7.13%, 3/15/29 (1)	98	100
Valaris Ltd.,
8.38%, 4/30/30 (1)	151	155
Weatherford International Ltd.,
8.63%, 4/30/30 (1)	285	294
		2,047
Oil & Gas Supply Chain – 6.3%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.75%, 3/1/27 (1)	50	50
6.63%, 2/1/32 (1)	50	52
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
9.00%, 11/1/27 (1)	86	105
5.88%, 6/30/29 (1)	42	42
6.63%, 10/15/32 (1)	25	25
6.63%, 7/15/33 (1)	55	56
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
7.00%, 7/15/29 (1)	70	73
7.25%, 7/15/32 (1)	61	65
Buckeye Partners L.P.,
6.88%, 7/1/29 (1)	53	55
6.75%, 2/1/30 (1)	39	40
5.85%, 11/15/43	25	22
5.60%, 10/15/44	32	27
California Resources Corp.,
8.25%, 6/15/29 (1)	25	26
Chord Energy Corp.,
6.75%, 3/15/33 (1)	50	51
CITGO Petroleum Corp.,
6.38%, 6/15/26 (1)	50	50
8.38%, 1/15/29 (1)	179	186
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.0% continued
Oil & Gas Supply Chain – 6.3%continued
Civitas Resources, Inc.,
5.00%, 10/15/26 (1)	$25	$25
8.38%, 7/1/28 (1)	3	3
8.63%, 11/1/30 (1)	175	178
8.75%, 7/1/31 (1)	77	78
9.63%, 6/15/33 (1)	50	51
CNX Midstream Partners L.P.,
4.75%, 4/15/30 (1)	15	14
CNX Resources Corp.,
6.00%, 1/15/29 (1)	25	25
7.38%, 1/15/31 (1)	50	52
7.25%, 3/1/32 (1)	41	42
Comstock Resources, Inc.,
6.75%, 3/1/29 (1)	76	76
6.75%, 3/1/29 (1)	54	54
5.88%, 1/15/30 (1)	187	182
CQP Holdco L.P./BIP-V Chinook Holdco LLC,
5.50%, 6/15/31 (1)	265	262
Crescent Energy Finance LLC,
7.63%, 4/1/32 (1)	95	93
7.38%, 1/15/33 (1)	138	132
1/15/34 (1) (6)	65	65
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
7.13%, 6/1/28 (1)	50	50
8.63%, 3/15/29 (1)	100	104
Encino Acquisition Partners Holdings LLC,
8.75%, 5/1/31 (1)	50	55
Energy Transfer L.P.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.02%), 8.00%, 5/15/54 (3)	100	106
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.83%), 7.13%, 10/1/54 (3) †	110	113
EQT Corp.,
7.50%, 6/1/27	25	25
4.50%, 1/15/29	45	44
Excelerate Energy L.P.,
8.00%, 5/15/30 (1)	85	90
Genesis Energy L.P./Genesis Energy Finance Corp.,
7.75%, 2/1/28	90	91
NORTHERN FUNDS QUARTERLY REPORT  184 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.0% continued
Oil & Gas Supply Chain – 6.3%continued
8.25%, 1/15/29	$13	$14
8.88%, 4/15/30	52	55
7.88%, 5/15/32	133	138
8.00%, 5/15/33	68	71
Global Partners L.P./GLP Finance Corp.,
7.13%, 7/1/33 (1)	47	48
Gulfport Energy Operating Corp.,
6.75%, 9/1/29 (1)	55	56
Harvest Midstream I L.P.,
7.50%, 9/1/28 (1)	295	300
7.50%, 5/15/32 (1)	43	45
Hess Midstream Operations L.P.,
5.13%, 6/15/28 (1)	75	74
6.50%, 6/1/29 (1)	73	75
5.50%, 10/15/30 (1)	50	50
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/1/28 (1)	25	25
5.75%, 2/1/29 (1)	8	8
6.00%, 4/15/30 (1)	27	26
6.00%, 2/1/31 (1)	75	72
6.25%, 4/15/32 (1)	1	1
8.38%, 11/1/33 (1)	145	150
6.88%, 5/15/34 (1)	73	70
Howard Midstream Energy Partners LLC,
8.88%, 7/15/28 (1)	79	83
7.38%, 7/15/32 (1)	75	79
ITT Holdings LLC,
6.50%, 8/1/29 (1)	180	171
Kimmeridge Texas Gas LLC,
8.50%, 2/15/30 (1)	149	154
Kinetik Holdings L.P.,
6.63%, 12/15/28 (1)	25	26
5.88%, 6/15/30 (1)	60	61
Kraken Oil & Gas Partners LLC,
7.63%, 8/15/29 (1)	50	49
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.,
6.88%, 12/1/32 (1)	78	79
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.0% continued
Oil & Gas Supply Chain – 6.3%continued
Martin Midstream Partners L.P./Martin Midstream Finance Corp.,
11.50%, 2/15/28 (1)	$75	$79
Matador Resources Co.,
6.88%, 4/15/28 (1)	25	25
6.50%, 4/15/32 (1)	124	124
Murphy Oil Corp.,
6.00%, 10/1/32	25	24
Murphy Oil U.S.A., Inc.,
4.75%, 9/15/29	50	49
New Fortress Energy, Inc.,
6.50%, 9/30/26 (1) †	25	14
NFE Financing LLC,
12.00%, 11/15/29 (1)	100	45
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.13%, 2/15/29 (1)	182	184
8.38%, 2/15/32 (1)	262	263
Northern Oil & Gas, Inc.,
8.13%, 3/1/28 (1)	240	242
8.75%, 6/15/31 (1)	25	26
NuStar Logistics L.P.,
6.38%, 10/1/30	75	78
ONEOK, Inc.,
5.05%, 4/1/45	25	21
PBF Holding Co. LLC/PBF Finance Corp.,
6.00%, 2/15/28	150	143
7.88%, 9/15/30 (1)	42	38
Permian Resources Operating LLC,
5.38%, 1/15/26 (1)	75	75
8.00%, 4/15/27 (1)	50	51
5.88%, 7/1/29 (1)	50	50
7.00%, 1/15/32 (1)	26	27
6.25%, 2/1/33 (1)	102	103
Plains All American Pipeline L.P.,
(Variable, CME Term SOFR 3M + 4.37%), 8.70%, 7/30/25 (4) (11)	75	75
Prairie Acquiror L.P.,
9.00%, 8/1/29 (1)	76	79
Range Resources Corp.,
8.25%, 1/15/29	50	51
Rockies Express Pipeline LLC,
4.95%, 7/15/29 (1)	50	49
FIXED INCOME FUNDS 185 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.0% continued
Oil & Gas Supply Chain – 6.3%continued
4.80%, 5/15/30 (1)	$25	$24
6.88%, 4/15/40 (1)	25	25
Sitio Royalties Operating Partnership L.P./Sitio Finance Corp.,
7.88%, 11/1/28 (1)	58	61
SM Energy Co.,
6.75%, 8/1/29 (1)	25	25
7.00%, 8/1/32 (1)	25	25
Sunoco L.P.,
6.25%, 7/1/33 (1)	88	89
Sunoco L.P./Sunoco Finance Corp.,
6.00%, 4/15/27	50	50
7.00%, 9/15/28 (1)	50	52
4.50%, 4/30/30	50	48
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,
5.50%, 1/15/28 (1)	24	24
7.38%, 2/15/29 (1)	137	141
6.00%, 12/31/30 (1)	53	52
6.00%, 9/1/31 (1)	50	49
Talos Production, Inc.,
9.00%, 2/1/29 (1)	25	26
9.38%, 2/1/31 (1)	50	51
Targa Resources Corp.,
6.13%, 5/15/55	50	49
TGNR Intermediate Holdings LLC,
5.50%, 10/15/29 (1)	68	66
TransMontaigne Partners LLC,
8.50%, 6/15/30 (1)	37	38
Venture Global Calcasieu Pass LLC,
6.25%, 1/15/30 (1)	50	52
4.13%, 8/15/31 (1)	50	46
Venture Global LNG, Inc.,
8.13%, 6/1/28 (1)	25	26
9.50%, 2/1/29 (1)	319	348
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.44%), 9.00%, 9/30/29 (1) (3) (4)	585	569
8.38%, 6/1/31 (1)	228	237
9.88%, 2/1/32 (1)	308	333
Venture Global Plaquemines LNG LLC,
7.50%, 5/1/33 (1)	148	158
7.75%, 5/1/35 (1)	144	156
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.0% continued
Oil & Gas Supply Chain – 6.3%continued
Vital Energy, Inc.,
7.75%, 7/31/29 (1)	$38	$34
9.75%, 10/15/30 †	89	81
7.88%, 4/15/32 (1) †	157	134
Wildfire Intermediate Holdings LLC,
7.50%, 10/15/29 (1)	48	48
		9,947
Publishing & Broadcasting – 1.5%
Clear Channel Outdoor Holdings, Inc.,
5.13%, 8/15/27 (1)	206	204
7.75%, 4/15/28 (1)	133	126
9.00%, 9/15/28 (1)	136	143
7.50%, 6/1/29 (1) †	182	168
7.88%, 4/1/30 (1)	291	300
Gray Media, Inc.,
7.00%, 5/15/27 (1)	60	60
10.50%, 7/15/29 (1)	122	131
4.75%, 10/15/30 (1) †	75	57
5.38%, 11/15/31 (1)	50	37
iHeartCommunications, Inc.,
9.13%, 5/1/29 (1)	21	17
10.88%, 5/1/30 (1)	40	20
7.75%, 8/15/30 (1)	64	49
Lamar Media Corp.,
4.00%, 2/15/30	50	48
McGraw-Hill Education, Inc.,
8.00%, 8/1/29 (1)	630	641
7.38%, 9/1/31 (1)	25	26
News Corp.,
5.13%, 2/15/32 (1)	100	98
Scripps Escrow II, Inc.,
5.38%, 1/15/31 (1)	50	34
Sinclair Television Group, Inc.,
5.13%, 2/15/27 (1)	25	24
5.50%, 3/1/30 (1) †	25	20
4.38%, 12/31/32 (1)	25	18
8.13%, 2/15/33 (1)	123	124
		2,345
Real Estate Investment Trusts – 2.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL,
4.50%, 4/1/27 (1)	64	62
NORTHERN FUNDS QUARTERLY REPORT  186 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.0% continued
Real Estate Investment Trusts – 2.0%continued
Iron Mountain Information Management Services, Inc.,
5.00%, 7/15/32 (1)	$260	$249
Iron Mountain, Inc.,
4.88%, 9/15/27 (1)	25	25
5.25%, 3/15/28 (1)	50	50
5.00%, 7/15/28 (1)	25	25
7.00%, 2/15/29 (1)	25	26
5.25%, 7/15/30 (1)	155	153
4.50%, 2/15/31 (1)	100	95
6.25%, 1/15/33 (1)	97	100
MPT Operating Partnership L.P./MPT Finance Corp.,
5.00%, 10/15/27 †	100	92
4.63%, 8/1/29	50	39
3.50%, 3/15/31	50	35
8.50%, 2/15/32 (1)	214	224
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
5.88%, 10/1/28 (1)	50	50
4.88%, 5/15/29 (1)	50	48
7.00%, 2/1/30 (1)	70	72
Pebblebrook Hotel L.P./PEB Finance Corp.,
6.38%, 10/15/29 (1)	49	49
Prologis L.P.,
5.25%, 3/15/54	100	94
RHP Hotel Properties L.P./RHP Finance Corp.,
4.50%, 2/15/29 (1)	25	24
6.50%, 4/1/32 (1)	173	178
6.50%, 6/15/33 (1)	73	75
RLJ Lodging Trust L.P.,
3.75%, 7/1/26 (1)	50	50
4.00%, 9/15/29 (1)	139	130
SBA Communications Corp.,
3.13%, 2/1/29	53	50
Service Properties Trust,
5.25%, 2/15/26	50	50
4.75%, 10/1/26	50	49
4.95%, 10/1/29	50	44
4.38%, 2/15/30	50	42
8.63%, 11/15/31 (1)	244	262
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.0% continued
Real Estate Investment Trusts – 2.0%continued
8.88%, 6/15/32	$91	$94
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC,
6.00%, 1/15/30 (1)	75	70
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC,
10.50%, 2/15/28 (1)	291	308
4.75%, 4/15/28 (1)	25	25
6.50%, 2/15/29 (1)	75	73
8.63%, 6/15/32 (1)	100	101
XHR L.P.,
4.88%, 6/1/29 (1)	25	24
6.63%, 5/15/30 (1)	48	49
		3,186
Real Estate Owners & Developers – 0.2%
Greystar Real Estate Partners LLC,
7.75%, 9/1/30 (1)	25	26
Howard Hughes (The) Corp.,
5.38%, 8/1/28 (1)	100	99
4.13%, 2/1/29 (1)	50	48
4.38%, 2/1/31 (1)	42	39
Kennedy-Wilson, Inc.,
4.75%, 3/1/29	25	23
4.75%, 2/1/30	50	46
		281
Real Estate Services – 0.4%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.,
7.00%, 4/15/30 (1) †	144	135
7.00%, 4/15/30	86	81
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.,
5.75%, 1/15/29 (1)	50	44
5.25%, 4/15/30 (1) †	25	21
9.75%, 4/15/30 (1)	25	25
CoreLogic, Inc.,
4.50%, 5/1/28 (1)	207	197
Cushman & Wakefield U.S. Borrower LLC,
6.75%, 5/15/28 (1)	25	25
8.88%, 9/1/31 (1)	86	92
		620
FIXED INCOME FUNDS 187 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.0% continued
Retail - Consumer Staples – 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
4.63%, 1/15/27 (1)	$50	$50
6.50%, 2/15/28 (1)	75	77
4.88%, 2/15/30 (1)	50	49
6.25%, 3/15/33 (1)	67	69
Ingles Markets, Inc.,
4.00%, 6/15/31 (1)	75	70
Kroger (The) Co.,
5.00%, 9/15/34	50	50
5.65%, 9/15/64	125	118
Walgreens Boots Alliance, Inc.,
8.13%, 8/15/29	56	59
4.80%, 11/18/44	68	65
4.65%, 6/1/46	25	23
		630
Retail - Discretionary – 3.2%
Asbury Automotive Group, Inc.,
4.63%, 11/15/29 (1)	25	24
5.00%, 2/15/32 (1)	2	2
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5.75%, 7/15/27 (1)	21	21
4.75%, 4/1/28 (1)	50	49
8.25%, 1/15/30 (1)	25	26
Bath & Body Works, Inc.,
6.63%, 10/1/30 (1)	25	26
6.75%, 7/1/36	100	102
BCPE Ulysses Intermediate, Inc.,
7.75%, (100% Cash), 4/1/27 (1) (5)	25	24
Builders FirstSource, Inc.,
5.00%, 3/1/30 (1)	150	147
4.25%, 2/1/32 (1)	175	162
6.38%, 6/15/32 (1)	75	77
6.38%, 3/1/34 (1)	129	132
6.75%, 5/15/35 (1)	81	83
Carvana Co.,
9.00%, 6/1/30 (1)	147	155
9.00%, 6/1/31 (1) (5)	350	415
Cougar JV Subsidiary LLC,
8.00%, 5/15/32 (1)	41	44
Foundation Building Materials, Inc.,
6.00%, 3/1/29 (1)	27	25
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.0% continued
Retail - Discretionary – 3.2%continued
Gap (The), Inc.,
3.63%, 10/1/29 (1)	$25	$23
3.88%, 10/1/31 (1)	25	22
GYP Holdings III Corp.,
4.63%, 5/1/29 (1)	46	46
Hertz (The) Corp.,
4.63%, 12/1/26 (1)	25	22
12.63%, 7/15/29 (1)	29	30
LBM Acquisition LLC,
6.25%, 1/15/29 (1)	50	43
LCM Investments Holdings II LLC,
4.88%, 5/1/29 (1)	112	109
8.25%, 8/1/31 (1)	66	70
Liberty Interactive LLC,
8.25%, 2/1/30	25	3
Lithia Motors, Inc.,
4.63%, 12/15/27 (1)	75	75
3.88%, 6/1/29 (1)	50	48
Macy's Retail Holdings LLC,
5.88%, 4/1/29 (1)	21	21
4.50%, 12/15/34	25	20
5.13%, 1/15/42	75	52
Mavis Tire Express Services Topco Corp.,
6.50%, 5/15/29 (1)	100	98
Michaels (The) Cos., Inc.,
5.25%, 5/1/28 (1)	50	40
7.88%, 5/1/29 (1)	75	49
Patrick Industries, Inc.,
4.75%, 5/1/29 (1)	75	73
6.38%, 11/1/32 (1)	740	742
QVC, Inc.,
6.88%, 4/15/29 (1)	8	3
QXO Building Products, Inc.,
6.75%, 4/30/32 (1)	211	217
Saks Global Enterprises LLC,
11.00%, 12/15/29 (1)	75	28
Sonic Automotive, Inc.,
4.63%, 11/15/29 (1)	50	49
Staples, Inc.,
10.75%, 9/1/29 (1)	112	106
12.75%, 1/15/30 (1)	88	58
Wand NewCo 3, Inc.,
7.63%, 1/30/32 (1)	1,020	1,072
NORTHERN FUNDS QUARTERLY REPORT  188 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.0% continued
Retail - Discretionary – 3.2%continued
White Cap Buyer LLC,
6.88%, 10/15/28 (1) †	$438	$437
		5,070
Semiconductors – 0.2%
Coherent Corp.,
5.00%, 12/15/29 (1)	157	154
ON Semiconductor Corp.,
3.88%, 9/1/28 (1)	50	49
Synaptics, Inc.,
4.00%, 6/15/29 (1)	50	47
		250
Software – 4.2%
AthenaHealth Group, Inc.,
6.50%, 2/15/30 (1)	2,121	2,088
Camelot Finance S.A.,
4.50%, 11/1/26 (1)	35	34
Capstone Borrower, Inc.,
8.00%, 6/15/30 (1)	121	126
8.00%, 6/15/30 (1)	47	49
Castle U.S. Holding Corp.,
10.00%, 6/30/31 (1)	46	19
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.,
8.00%, 6/15/29 (1)	36	30
Central Parent, Inc./CDK Global, Inc.,
7.25%, 6/15/29 (1)	98	80
Cloud Software Group, Inc.,
6.50%, 3/31/29 (1)	510	515
9.00%, 9/30/29 (1)	797	826
8.25%, 6/30/32 (1)	429	457
CoreWeave, Inc.,
9.25%, 6/1/30 (1)	125	128
Elastic N.V.,
4.13%, 7/15/29 (1)	74	71
Ellucian Holdings, Inc.,
6.50%, 12/1/29 (1)	104	106
Gen Digital, Inc.,
6.75%, 9/30/27 (1)	25	25
7.13%, 9/30/30 (1)	50	52
6.25%, 4/1/33 (1)	25	26
GoTo Group, Inc.,
5.50%, 5/1/28 (1)	24	20
5.50%, 5/1/28 (1)	34	11
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.0% continued
Software – 4.2%continued
McAfee Corp.,
7.38%, 2/15/30 (1)	$118	$111
Rocket Software, Inc.,
9.00%, 11/28/28 (1)	75	77
SS&C Technologies, Inc.,
5.50%, 9/30/27 (1)	150	150
6.50%, 6/1/32 (1)	207	215
Synopsys, Inc.,
5.70%, 4/1/55	25	25
Twilio, Inc.,
3.63%, 3/15/29	22	21
3.88%, 3/15/31	80	75
UKG, Inc.,
6.88%, 2/1/31 (1)	1,145	1,188
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.,
3.88%, 2/1/29 (1)	44	41
		6,566
Specialty Finance – 4.7%
Acuris Finance U.S., Inc./Acuris Finance S.a.r.l.,
5.00%, 5/1/28 (1)	200	191
Ally Financial, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.87%), 4.70%, 5/15/26 (3) (4)	75	72
(Variable, U.S. SOFR Compounded Index + 1.96%), 5.74%, 5/15/29 (3)	15	15
6.70%, 2/14/33	25	26
Azorra Finance Ltd.,
7.75%, 4/15/30 (1)	58	61
Blackstone Mortgage Trust, Inc.,
3.75%, 1/15/27 (1)	101	98
7.75%, 12/1/29 (1)	36	38
Block, Inc.,
3.50%, 6/1/31	3	3
6.50%, 5/15/32	341	352
Boost Newco Borrower LLC,
7.50%, 1/15/31 (1)	200	212
Bread Financial Holdings, Inc.,
9.75%, 3/15/29 (1)	50	54
FIXED INCOME FUNDS 189 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.0% continued
Specialty Finance – 4.7%continued
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.30%), 8.38%, 6/15/35 (1) (3)	$34	$34
Dun & Bradstreet (The) Corp.,
5.00%, 12/15/29 (1)	79	81
EZCORP, Inc.,
7.38%, 4/1/32 (1)	120	126
Fair Isaac Corp.,
6.00%, 5/15/33 (1)	263	265
FirstCash, Inc.,
4.63%, 9/1/28 (1)	50	49
5.63%, 1/1/30 (1)	25	25
6.88%, 3/1/32 (1)	50	52
Fortress Transportation and Infrastructure Investors LLC,
5.50%, 5/1/28 (1)	108	108
7.88%, 12/1/30 (1)	136	144
7.00%, 5/1/31 (1)	231	239
7.00%, 6/15/32 (1)	211	218
5.88%, 4/15/33 (1)	136	134
Freedom Mortgage Corp.,
7.63%, 5/1/26 (1)	75	75
6.63%, 1/15/27 (1)	125	125
Freedom Mortgage Holdings LLC,
9.25%, 2/1/29 (1)	56	58
9.13%, 5/15/31 (1)	58	60
8.38%, 4/1/32 (1)	36	36
Jefferson Capital Holdings LLC,
6.00%, 8/15/26 (1)	50	50
9.50%, 2/15/29 (1)	50	53
8.25%, 5/15/30 (1)	75	78
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27 (1)	25	25
7.00%, 7/15/31 (1)	25	26
LD Holdings Group LLC,
8.75%, 11/1/27 (1)	17	16
6.13%, 4/1/28 (1) †	50	41
Nationstar Mortgage Holdings, Inc.,
6.00%, 1/15/27 (1)	25	25
5.50%, 8/15/28 (1)	50	50
6.50%, 8/1/29 (1)	136	139
5.13%, 12/15/30 (1)	25	25
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.0% continued
Specialty Finance – 4.7%continued
5.75%, 11/15/31 (1)	$46	$47
7.13%, 2/1/32 (1)	186	193
Navient Corp.,
6.75%, 6/15/26	75	76
5.50%, 3/15/29	25	25
9.38%, 7/25/30	41	45
11.50%, 3/15/31	50	57
7.88%, 6/15/32	46	48
OneMain Finance Corp.,
7.13%, 3/15/26	18	18
6.63%, 1/15/28	75	78
6.63%, 5/15/29	74	76
5.38%, 11/15/29	37	36
7.88%, 3/15/30	117	124
4.00%, 9/15/30	77	71
7.50%, 5/15/31	75	78
7.13%, 11/15/31	95	99
6.75%, 3/15/32	207	211
7.13%, 9/15/32	86	89
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.,
4.00%, 6/15/29 (1)	50	46
PennyMac Financial Services, Inc.,
4.25%, 2/15/29 (1)	50	48
7.88%, 12/15/29 (1)	49	52
7.13%, 11/15/30 (1)	56	58
5.75%, 9/15/31 (1)	100	98
6.88%, 5/15/32 (1)	88	90
6.88%, 2/15/33 (1)	106	109
PHH Escrow Issuer LLC/PHH Corp.,
9.88%, 11/1/29 (1)	50	50
PRA Group, Inc.,
8.38%, 2/1/28 (1)	50	51
8.88%, 1/31/30 (1)	50	52
Rithm Capital Corp.,
8.00%, 4/1/29 (1)	75	76
8.00%, 7/15/30 (1)	48	48
Rocket Cos., Inc.,
6.13%, 8/1/30 (1)	213	217
6.38%, 8/1/33 (1)	318	325
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
2.88%, 10/15/26 (1)	26	25
3.88%, 3/1/31 (1)	27	25
NORTHERN FUNDS QUARTERLY REPORT  190 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.0% continued
Specialty Finance – 4.7%continued
4.00%, 10/15/33 (1)	$200	$179
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.,
6.75%, 8/15/32 (1)	190	197
SLM Corp.,
3.13%, 11/2/26	50	49
6.50%, 1/31/30	38	40
Starwood Property Trust, Inc.,
7.25%, 4/1/29 (1)	18	19
6.00%, 4/15/30 (1)	92	93
6.50%, 7/1/30 (1)	68	70
6.50%, 10/15/30 (1)	69	71
Synchrony Financial,
7.25%, 2/2/33	50	52
United Wholesale Mortgage LLC,
5.75%, 6/15/27 (1)	25	25
5.50%, 4/15/29 (1)	50	49
UWM Holdings LLC,
6.63%, 2/1/30 (1)	112	112
Walker & Dunlop, Inc.,
6.63%, 4/1/33 (1)	54	56
WEX, Inc.,
6.50%, 3/15/33 (1)	263	265
		7,497
Steel – 2.1%
ATI, Inc.,
5.88%, 12/1/27	18	18
4.88%, 10/1/29	53	52
7.25%, 8/15/30	25	26
5.13%, 10/1/31	151	148
Big River Steel LLC/BRS Finance Corp.,
6.63%, 1/31/29 (1)	106	107
Carpenter Technology Corp.,
6.38%, 7/15/28	75	75
7.63%, 3/15/30	51	53
Cleveland-Cliffs, Inc.,
5.88%, 6/1/27 †	67	67
6.88%, 11/1/29 (1)	109	107
6.75%, 4/15/30 (1)	25	24
4.88%, 3/1/31 (1)	50	43
7.50%, 9/15/31 (1)	25	24
7.00%, 3/15/32 (1) †	50	47
7.38%, 5/1/33 (1)	25	23
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.0% continued
Steel – 2.1%continued
Commercial Metals Co.,
4.13%, 1/15/30	$25	$24
4.38%, 3/15/32	25	23
Specialty Steel Supply, Inc.,
14.44%, 11/15/26 (1) (10)	2,490	2,490
TMS International Corp.,
6.25%, 4/15/29 (1)	25	24
		3,375
Technology Hardware – 0.9%
CommScope LLC,
8.25%, 3/1/27 (1)	50	50
7.13%, 7/1/28 (1)	50	49
4.75%, 9/1/29 (1) †	205	200
9.50%, 12/15/31 (1)	21	22
CommScope Technologies LLC,
5.00%, 3/15/27 (1)	25	24
Diebold Nixdorf, Inc.,
7.75%, 3/31/30 (1)	50	53
Imola Merger Corp.,
4.75%, 5/15/29 (1)	265	256
NCR Atleos Corp.,
9.50%, 4/1/29 (1)	100	109
NCR Voyix Corp.,
5.00%, 10/1/28 (1)	50	49
5.13%, 4/15/29 (1) †	30	29
Seagate Data Storage Technology Pte. Ltd.,
5.88%, 7/15/30 (1)	69	70
Seagate HDD Cayman,
8.25%, 12/15/29	40	43
4.13%, 1/15/31	55	50
8.50%, 7/15/31	40	43
9.63%, 12/1/32	70	79
TTM Technologies, Inc.,
4.00%, 3/1/29 (1)	50	48
Viasat, Inc.,
6.50%, 7/15/28 (1)	25	24
7.50%, 5/30/31 (1)	25	22
Viavi Solutions, Inc.,
3.75%, 10/1/29 (1)	37	35
Xerox Corp.,
10.25%, 10/15/30 (1)	24	25
FIXED INCOME FUNDS 191 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.0% continued
Technology Hardware – 0.9%continued
Xerox Issuer Corp.,
13.50%, 4/15/31 (1)	$25	$26
Zebra Technologies Corp.,
6.50%, 6/1/32 (1)	73	75
		1,381
Telecommunications – 2.9%
Cogent Communications Group LLC,
7.00%, 6/15/27 (1)	25	25
Cogent Communications Group LLC/Cogent Finance, Inc.,
7.00%, 6/15/27 (1)	25	25
EchoStar Corp.,
10.75%, 11/30/29	447	460
6.75%, 11/30/30 (5)	505	460
Embarq LLC,
8.00%, 6/1/36	50	23
Frontier Communications Holdings LLC,
5.88%, 10/15/27 (1)	46	46
5.00%, 5/1/28 (1)	163	163
6.75%, 5/1/29 (1)	122	124
5.88%, 11/1/29	75	76
6.00%, 1/15/30 (1)	132	134
8.75%, 5/15/30 (1)	414	433
8.63%, 3/15/31 (1)	81	86
Frontier North, Inc.,
6.73%, 2/15/28	25	26
Hughes Satellite Systems Corp.,
6.63%, 8/1/26	50	36
Intelsat Jackson Holdings S.A.,
6.50%, 3/15/30 (1)	50	51
Level 3 Financing, Inc.,
4.25%, 7/1/28 (1)	25	23
3.63%, 1/15/29 (1)	61	52
4.88%, 6/15/29 (1)	244	228
3.75%, 7/15/29 (1)	25	21
11.00%, 11/15/29 (1)	293	336
4.50%, 4/1/30 (1)	145	132
3.88%, 10/15/30 (1)	21	18
10.75%, 12/15/30 (1)	155	176
4.00%, 4/15/31 (1)	28	24
10.00%, 10/15/32 (1)	25	25
6.88%, 6/30/33 (1)	389	396
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.0% continued
Telecommunications – 2.9%continued
Lumen Technologies, Inc.,
4.50%, 1/15/29 (1) †	$25	$22
4.13%, 4/15/29 (1)	61	59
4.13%, 4/15/30 (1)	60	58
10.00%, 10/15/32 (1)	68	69
Windstream Services LLC/Windstream Escrow Finance Corp.,
8.25%, 10/1/31 (1)	419	439
Zayo Group Holdings, Inc.,
4.00%, 3/1/27 (1) †	238	223
6.13%, 3/1/28 (1)	109	94
		4,563
Transportation & Logistics – 0.7%
Allegiant Travel Co.,
7.25%, 8/15/27 (1)	25	25
American Airlines, Inc.,
7.25%, 2/15/28 (1) †	50	51
8.50%, 5/15/29 (1)	142	149
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 4/20/26 (1)	8	8
5.75%, 4/20/29 (1)	150	150
Beacon Mobility Corp.,
8/1/30 (1) (6)	25	26
First Student Bidco, Inc./First Transit Parent, Inc.,
4.00%, 7/31/29 (1)	25	23
Genesee & Wyoming, Inc.,
6.25%, 4/15/32 (1)	88	90
JetBlue Airways Corp./JetBlue Loyalty L.P.,
9.88%, 9/20/31 (1)	192	187
OneSky Flight LLC,
8.88%, 12/15/29 (1)	72	75
Rand Parent LLC,
8.50%, 2/15/30 (1) †	72	72
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
11.00%, 3/6/30 (1) (5)	35	25
Star Leasing Co. LLC,
7.63%, 2/15/30 (1)	25	25
Stonepeak Nile Parent LLC,
7.25%, 3/15/32 (1)	14	15
NORTHERN FUNDS QUARTERLY REPORT  192 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.0% continued
Transportation & Logistics – 0.7%continued
United Airlines, Inc.,
4.63%, 4/15/29 (1)	$94	$91
Watco Cos. LLC/Watco Finance Corp.,
7.13%, 8/1/32 (1)	50	52
XPO, Inc.,
6.25%, 6/1/28 (1)	50	51
7.13%, 6/1/31 (1)	25	26
7.13%, 2/1/32 (1)	25	26
		1,167
Transportation Equipment – 0.4%
Allison Transmission, Inc.,
4.75%, 10/1/27 (1)	25	25
3.75%, 1/30/31 (1)	25	23
JB Poindexter & Co., Inc.,
8.75%, 12/15/31 (1)	25	25
Trinity Industries, Inc.,
7.75%, 7/15/28 (1)	50	52
Wabash National Corp.,
4.50%, 10/15/28 (1)	522	472
		597
Wholesale - Consumer Staples – 0.3%
C&S Group Enterprises LLC,
5.00%, 12/15/28 (1)	25	23
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.,
9.00%, 2/15/29 (1)	106	110
Performance Food Group, Inc.,
4.25%, 8/1/29 (1)	50	48
6.13%, 9/15/32 (1)	100	102
U.S. Foods, Inc.,
6.88%, 9/15/28 (1)	25	26
7.25%, 1/15/32 (1)	25	26
5.75%, 4/15/33 (1)	25	25
United Natural Foods, Inc.,
6.75%, 10/15/28 (1) †	66	65
		425
Wholesale - Discretionary – 0.0%
Dealer Tire LLC/DT Issuer LLC,
8.00%, 2/1/28(1)	25	24
Total Corporate Bonds
(Cost $124,687)		124,553

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 8.7%
Aerospace & Defense – 0.4%
Bombardier, Inc.,
7.88%, 4/15/27 (1)	$21	$21
6.00%, 2/15/28 (1)	131	132
8.75%, 11/15/30 (1)	86	93
7.25%, 7/1/31 (1)	61	64
7.00%, 6/1/32 (1)	86	90
6.75%, 6/15/33 (1)	37	38
Efesto Bidco S.p.A. Efesto U.S. LLC,
7.50%, 2/15/32 (1)	200	202
		640
Asset Management – 0.1%
Brookfield Finance, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.08%), 6.30%, 1/15/55(3)	115	110
Banking – 0.3%
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.41%), 4.38%, 3/15/28 (3) (4)	200	186
(Variable, USD SOFR ICE Swap Rate 5Y + 5.78%), 9.63%, 12/15/29 (3) (4)	200	222
		408
Basic Industry – 0.0%
Champion Iron Canada, Inc.,
7.88%, 7/15/32(1)	25	25
Biotechnology & Pharmaceuticals – 0.1%
Teva Pharmaceutical Finance Netherlands III B.V.,
3.15%, 10/1/26	81	79
4.10%, 10/1/46	25	18
		97
Chemicals – 0.2%
Cerdia Finanz GmbH,
9.38%, 10/3/31 (1)	25	26
Methanex Corp.,
5.13%, 10/15/27	25	25
NOVA Chemicals Corp.,
5.25%, 6/1/27 (1)	25	25
8.50%, 11/15/28 (1)	75	79
4.25%, 5/15/29 (1)	25	24
FIXED INCOME FUNDS 193 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.7% continued
Chemicals – 0.2%continued
9.00%, 2/15/30 (1)	$50	$54
7.00%, 12/1/31 (1)	25	26
		259
Commercial Support Services – 0.4%
Garda World Security Corp.,
4.63%, 2/15/27 (1)	96	96
7.75%, 2/15/28 (1)	92	95
6.00%, 6/1/29 (1)	90	88
8.25%, 8/1/32 (1)	200	205
8.38%, 11/15/32 (1)	152	156
Wrangler Holdco Corp.,
6.63%, 4/1/32 (1)	31	32
		672
Containers & Packaging – 0.4%
ARD Finance S.A.,
6.50%, (100% Cash), 6/30/27 (1) (5)	215	9
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC,
6.00%, 9/15/28 (1)	25	25
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC,
9.50%, 5/15/30 (1)	530	542
		576
E-Commerce Discretionary – 0.1%
Rakuten Group, Inc.,
9.75%, 4/15/29(1)	200	219
Electric Utilities – 0.0%
TransAlta Corp.,
7.75%, 11/15/29	25	26
Electrical Equipment – 0.5%
TK Elevator Holdco GmbH,
6.63%, 7/15/28 [EUR](9)	90	107
7.63%, 7/15/28 (1)	400	400
TK Elevator Midco GmbH,
4.38%, 7/15/27 [EUR](9)	100	118
TK Elevator U.S. Newco, Inc.,
5.25%, 7/15/27 (1)	200	200
		825
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.7% continued
Energy – 0.1%
South Bow Canadian Infrastructure Holdings Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.67%), 7.50%, 3/1/55 (1) (3)	$25	$26
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.95%), 7.63%, 3/1/55 (1) (3)	50	52
		78
Forestry, Paper & Wood Products – 0.0%
Mercer International, Inc.,
12.88%, 10/1/28 (1)	25	25
5.13%, 2/1/29	25	21
		46
Gas & Water Utilities – 0.0%
AltaGas Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.57%), 7.20%, 10/15/54 (1) (3)	42	42
Superior Plus L.P./Superior General Partner, Inc.,
4.50%, 3/15/29 (1)	25	24
		66
Home Construction – 0.2%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC,
5.00%, 6/15/29 (1) †	151	138
4.88%, 2/15/30 (1)	25	22
Empire Communities Corp.,
9.75%, 5/1/29 (1)	60	61
Mattamy Group Corp.,
4.63%, 3/1/30 (1)	65	63
		284
Household Products – 0.0%
Kronos Acquisition Holdings, Inc.,
8.25%, 6/30/31(1)	12	11
Insurance – 0.9%
Ardonagh Finco Ltd.,
7.75%, 2/15/31 (1)	200	209
Ardonagh Group Finance Ltd.,
8.88%, 2/15/32 (1)	400	421
NORTHERN FUNDS QUARTERLY REPORT  194 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.7% continued
Insurance – 0.9%continued
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden U.S. Refinance LLC,
7.25%, 2/15/31 (1)	$230	$238
8.13%, 2/15/32 (1)	213	221
Jones Deslauriers Insurance Management, Inc.,
8.50%, 3/15/30 (1)	296	314
		1,403
IT Services – 0.1%
CA Magnum Holdings,
5.38%, 10/31/26(1)	200	199
Leisure Facilities & Services – 0.5%
1011778 B.C. ULC/New Red Finance, Inc.,
3.88%, 1/15/28 (1)	25	24
4.38%, 1/15/28 (1)	8	8
6.13%, 6/15/29 (1)	25	26
4.00%, 10/15/30 (1)	267	249
Great Canadian Gaming Corp./Raptor LLC,
8.75%, 11/15/29 (1)	124	121
Melco Resorts Finance Ltd.,
5.38%, 12/4/29 (1)	200	187
Wynn Macau Ltd.,
5.63%, 8/26/28 (1)	200	197
		812
Machinery – 0.1%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC,
9.00%, 2/15/29(1)	178	186
Metals & Mining – 1.7%
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P.,
8.75%, 7/15/26 (1)	2,060	1,901
Capstone Copper Corp.,
6.75%, 3/31/33 (1)	25	26
ERO Copper Corp.,
6.50%, 2/15/30 (1)	73	72
First Quantum Minerals Ltd.,
9.38%, 3/1/29 (1)	200	212
FMG Resources Pty. Ltd., Series 2006,
5.88%, 4/15/30 (1)	25	25
4.38%, 4/1/31 (1)	100	93
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.7% continued
Metals & Mining – 1.7%continued
6.13%, 4/15/32 (1)	$100	$102
Hudbay Minerals, Inc.,
4.50%, 4/1/26 (1)	25	25
IAMGOLD Corp.,
5.75%, 10/15/28 (1)	25	25
Mineral Resources Ltd.,
8.13%, 5/1/27 (1)	50	50
8.00%, 11/1/27 (1)	25	25
8.50%, 5/1/30 (1) †	50	50
New Gold, Inc.,
6.88%, 4/1/32 (1)	60	62
Taseko Mines Ltd.,
8.25%, 5/1/30 (1)	25	26
		2,694
Oil & Gas Services & Equipment – 0.1%
Enerflex Ltd.,
9.00%, 10/15/27 (1)	68	70
Precision Drilling Corp.,
7.13%, 1/15/26 (1)	25	25
6.88%, 1/15/29 (1)	25	25
		120
Oil & Gas Supply Chain – 0.8%
Baytex Energy Corp.,
8.50%, 4/30/30 (1)	50	50
Enbridge, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.97%), 7.20%, 6/27/54 (3)	35	36
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.12%), 7.38%, 3/15/55 (3)	43	45
MEG Energy Corp.,
5.88%, 2/1/29 (1)	25	25
Northriver Midstream Finance L.P.,
6.75%, 7/15/32 (1)	70	72
OGX Austria GmbH,
8.38%, 4/1/22 (1) (7) (10)	1,800	—
8.50%, 6/1/28 (1) (7) (8)	2,420	—
Parkland Corp.,
5.88%, 7/15/27 (1)	25	25
4.50%, 10/1/29 (1)	125	120
4.63%, 5/1/30 (1)	50	48
6.63%, 8/15/32 (1)	36	37
FIXED INCOME FUNDS 195 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.7% continued
Oil & Gas Supply Chain – 0.8%continued
Saturn Oil & Gas, Inc.,
9.63%, 6/15/29 (1) †	$23	$23
Teine Energy Ltd.,
6.88%, 4/15/29 (1)	810	806
Vermilion Energy, Inc.,
6.88%, 5/1/30 (1)	50	48
		1,335
Software – 0.2%
Dye & Durham Ltd.,
8.63%, 4/15/29 (1)	25	26
Open Text Corp.,
3.88%, 2/15/28 (1)	50	49
3.88%, 12/1/29 (1)	50	47
Open Text Holdings, Inc.,
4.13%, 2/15/30 (1)	50	47
4.13%, 12/1/31 (1)	100	92
		261
Specialty Finance – 0.4%
GGAM Finance Ltd.,
8.00%, 2/15/27 (1)	36	37
8.00%, 6/15/28 (1)	28	30
6.88%, 4/15/29 (1)	62	64
5.88%, 3/15/30 (1)	68	69
Global Aircraft Leasing Co. Ltd.,
8.75%, 9/1/27 (1)	75	77
goeasy Ltd.,
9.25%, 12/1/28 (1)	25	26
7.63%, 7/1/29 (1)	75	77
6.88%, 5/15/30 (1)	25	25
Macquarie Airfinance Holdings Ltd.,
6.40%, 3/26/29 (1)	25	26
6.50%, 3/26/31 (1)	35	37
Phoenix Aviation Capital Ltd.,
9.25%, 7/15/30 (1)	74	77
TrueNoord Capital DAC,
8.75%, 3/1/30 (1)	50	52
		597
Steel – 0.0%
Algoma Steel, Inc.,
9.13%, 4/15/29 (1) †	50	46
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.7% continued
Steel – 0.0%continued
Infrabuild Australia Pty. Ltd.,
14.50%, 11/15/28 (1)	$25	$27
		73
Telecommunications – 0.9%
Altice Financing S.A.,
5.75%, 8/15/29 (1)	200	146
Altice France Holding S.A.,
10.50%, 5/15/27 (1) (7)	200	70
6.00%, 2/15/28 (1)	200	70
Altice France S.A.,
8.13%, 2/1/27 (1)	200	180
5.50%, 1/15/28 (1)	370	312
Digicel Group Holdings Ltd.,
0.00%, 12/31/30 (1) (2) (10)	28	2
0.00%, 12/31/30 (1) (2) (10) (12)	—	—
0.00%, 12/31/30 (1) (2) (8) (10)	9	—
Rogers Communications, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.62%), 7.13%, 4/15/55 (3)	25	25
Telecom Italia Capital S.A.,
6.38%, 11/15/33	25	26
7.72%, 6/4/38	68	73
Telesat Canada/Telesat LLC,
5.63%, 12/6/26 (1)	25	15
4.88%, 6/1/27 (1)	50	29
6.50%, 10/15/27 (1)	25	9
Vmed O2 UK Financing I PLC,
4.25%, 1/31/31 (1)	200	183
4.75%, 7/15/31 (1)	200	185
Vodafone Group PLC,
(Variable, USD Swap 5Y + 4.87%), 7.00%, 4/4/79 (3)	50	52
		1,377
Transportation & Logistics – 0.2%
Latam Airlines Group S.A.,
7.88%, 4/15/30 (1)	50	51
Seaspan Corp.,
5.50%, 8/1/29 (1)	25	24
VistaJet Malta Finance PLC/Vista Management Holding, Inc.,
7.88%, 5/1/27 (1)	100	100
NORTHERN FUNDS QUARTERLY REPORT  196 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.7% continued
Transportation & Logistics – 0.2%continued
9.50%, 6/1/28 (1) †	$25	$26
6.38%, 2/1/30 (1)	75	70
		271
Total Foreign Issuer Bonds
(Cost $17,860)		13,670

TERM LOANS – 5.2% (11)
Advertising & Marketing – 0.1%
Neptune BidCo U.S., Inc., Dollar Term B Loan,
(Floating, CME Term SOFR USD 3M + 5.00%, 0.50% Floor), 9.33%, 4/11/29	71	67
Summer Bidco B LLC, Extended Facility B,
(Floating, CME Term SOFR USD 3M + 5.00%), 9.56%, 2/15/29	17	17
		84
Aerospace & Defense – 0.1%
Goat Holdco LLC, Term B Loan,
(Floating, CME Term SOFR USD 1M + 3.00%), 7.33%, 1/27/32	9	8
Kaman Corp., Delayed Draw Term Loan,
2/26/32 (13)	6	6
Kaman Corp., Initial Term Loan,
(Floating, CME Term SOFR USD 6M + 2.75%, 0.50% Floor), 7.03%, 2/26/32	30	30
(Floating, CME Term SOFR USD 3M + 2.75%, 0.50% Floor), 7.08%, 2/26/32	30	30
		74
Apparel & Textile Products – 0.0%
Champ Acquisition Corp., Initial Term Loan,
(Floating, CME Term SOFR USD 6M + 4.00%), 8.17%, 11/25/31	25	25
Asset Management – 0.0%
Focus Financial Partners LLC, Tranche B Incremental Term Loan,
9/15/31(13)	14	14
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.2% (11)continued
Automotive – 0.1%
Clarios Global L.P., Amendment No. 6 Dollar Term Loan,
(Floating, CME Term SOFR USD 1M + 2.75%), 7.08%, 1/28/32	$63	$64
Tenneco, Inc., Term A Loan,
(Floating, CME Term SOFR USD 3M + 4.75%, 0.50% Floor), 9.17%, 11/17/28	6	6
Tenneco, Inc., Term B Loan,
(Floating, CME Term SOFR USD 3M + 5.00%, 0.50% Floor), 9.40%, 11/17/28 (12)	—	—
(Floating, CME Term SOFR USD 3M + 5.00%, 0.50% Floor), 9.42%, 11/17/28	25	24
		94
Basic Industry – 0.0%
Polar US Borrower LLC, Term B-1-B Loan,
(Floating, CME Term SOFR USD 3M + 4.75%), 9.13%, 10/16/28	49	18
Beverages – 0.0%
Sazerac Co., Inc., Term Loan B,
6/26/32(13)	55	55
Biotechnology & Pharmaceuticals – 0.0%
1261229 BC Ltd., Term Loan B,
(Floating, CME Term SOFR USD 1M + 6.25%), 10.56%, 10/8/30	25	24
Amneal Pharmaceuticals LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 5.50%), 9.83%, 5/4/28	7	7
Endo Finance Holdings, Inc., 2024 Refinancing Term Loan,
(Floating, CME Term SOFR USD 1M + 4.00%, 0.50% Floor), 8.33%, 4/23/31	35	35
		66
Cable & Satellite – 0.1%
CSC Holdings LLC, September 2019 Initial Term Loan,
4/15/27 (13)	9	9
(Floating, PRIME USD 3M + 1.50%, 1.00% Floor), 9.00%, 4/15/27	33	32
FIXED INCOME FUNDS 197 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.2% (11)continued
Cable & Satellite – 0.1%continued
DIRECTV Financing LLC, 2025 Incremental Term B Loan,
(Floating, CME Term SOFR USD 1M + 5.50%, 0.75% Floor), 9.83%, 2/17/31	$142	$135
Radiate Holdco LLC, Amendment No. 6 Term B Loan,
(Floating, CME Term SOFR USD 1M + 3.25%, 0.75% Floor), 7.69%, 9/25/26	31	27
		203
Capital Goods – 0.1%
Covia Holdings LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.25%), 7.57%, 2/26/32	6	6
Signia Aerospace LLC, Delayed Draw Term Loan,
12/11/31 (13)	1	1
Signia Aerospace LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 3.00%, 0.50% Floor), 7.30%, 12/11/31	11	11
Vortex Opco LLC, First-Out New Money Term Loan,
(Floating, CME Term SOFR USD 3M + 6.25%, 0.50% Floor), 10.55%, 4/30/30	11	11
Vortex Opco LLC, Second-Out New Money Term Loan,
(Floating, CME Term SOFR USD 3M + 4.25%, 0.50% Floor), 8.66%, 12/17/28	51	22
Wilsonart LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 4.25%), 8.55%, 8/5/31	29	29
		80
Chemicals – 0.1%
Discovery Purchaser Corp., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 3.75%, 0.50% Floor), 8.02%, 10/4/29	76	76
Herens Holdco S.a.r.l., Facility B,
(Floating, CME Term SOFR USD 3M + 3.93%, 0.75% Floor), 8.32%, 7/3/28	60	54
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.2% (11)continued
Chemicals – 0.1%continued
7/3/28 (13)	$21	$19
Momentive Performance Materials, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 4.00%), 8.33%, 3/29/28	23	24
SCUR-Alpha 2505 GmbH & Co. KG, Tranche B-2 Term Loan,
4/8/31 (13)	6	6
		179
Commercial Support Services – 0.1%
Allied Universal Holdco LLC, Initial U.S. Dollar Term Loan,
(Floating, CME Term SOFR USD 1M + 3.75%, 0.50% Floor), 8.18%, 5/12/28	39	39
Camelot U.S. Acquisition LLC, Amendment No. 7 Incremental Term Loan,
(Floating, CME Term SOFR USD 1M + 3.25%), 7.58%, 1/31/31	46	46
		85
Communications – 0.6%
Coral-U.S. Co-Borrower LLC, Term B-7 Loan,
(Floating, CME Term SOFR USD 3M + 3.25%), 7.51%, 2/2/32	33	33
Sterling Entertainment Enterprises LLC, Initial Loan,
17.75%, 4/10/26 (10) (14)	1,143	928
		961
Construction Materials – 0.0%
Quikrete Holdings, Inc., Tranche B-3 Term Loan,
(Floating, CME Term SOFR USD 1M + 2.25%), 6.58%, 2/10/32	50	50
Consumer Cyclical – 0.0%
Beach Acquisition Bidco LLC, Term Loan,
6/25/32(13)	67	67
Containers & Packaging – 0.1%
LABL, Inc., Initial Dollar Term Loan,
(Floating, CME Term SOFR USD 1M + 5.00%, 0.50% Floor), 9.43%, 10/30/28	114	103
NORTHERN FUNDS QUARTERLY REPORT  198 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.2% (11)continued
Electric Utilities – 0.1%
Alpha Generation LLC, Initial Term B Loan,
(Floating, CME Term SOFR USD 1M + 2.00%), 6.33%, 9/30/31	$49	$49
Lightning Power LLC, Initial Term B Loan,
(Floating, CME Term SOFR USD 3M + 2.25%), 6.55%, 8/18/31	25	25
		74
Electrical Equipment – 0.0%
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan,
(Floating, CME Term SOFR USD 1M + 4.25%), 8.57%, 12/2/31	45	45
Engineering & Construction – 0.1%
Brand Industrial Services, Inc., Tranche C Term Loan,
(Floating, CME Term SOFR USD 3M + 4.50%, 0.50% Floor), 8.78%, 8/1/30	117	97
Entertainment Content – 0.0%
Allen Media LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 5.50%), 9.95%, 2/10/27	47	30
Food – 0.0%
Chobani LLC, 2025 New Term Loan,
(Floating, CME Term SOFR USD 1M + 2.50%), 6.83%, 10/25/27	3	3
Forestry, Paper & Wood Products – 0.0%
Glatfelter Corp., Term Loan,
(Floating, CME Term SOFR USD 3M + 4.25%), 8.58%, 11/4/31	50	49
Health Care Facilities & Services – 0.2%
Gainwell Acquisition Corp., Term B Loan,
(Floating, CME Term SOFR USD 3M + 4.00%, 0.75% Floor), 8.40%, 10/1/27	123	118
LifePoint Health, Inc., 2024-1 Refinancing Term Loan,
5/17/31 (13)	16	16
(Floating, CME Term SOFR USD 3M + 3.75%), 8.01%, 5/17/31	46	45
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.2% (11)continued
Health Care Facilities & Services – 0.2%continued
LifePoint Health, Inc., 2024-2 Refinancing Term Loan,
(Floating, CME Term SOFR USD 3M + 3.50%), 7.82%, 5/19/31	$30	$29
MPH Acquisition Holdings LLC, Exchange First Out Term Loan,
(Floating, CME Term SOFR USD 3M + 3.75%, 0.50% Floor), 8.03%, 12/31/30	9	9
Star Parent, Inc., Term Loan,
(Floating, CME Term SOFR USD 3M + 4.00%), 8.30%, 9/27/30	96	95
		312
Home & Office Products – 0.0%
Hunter Douglas Holding B.V., Amendment No. 3 Tranche B-1 Term Loan,
(Floating, CME Term SOFR USD 3M + 3.25%), 7.55%, 1/17/32	35	35
SWF Holdings I Corp., Delayed Draw Term Loan,
12/19/29 (13)	17	17
SWF Holdings I Corp., Tranche A-1 Term Loan,
(Floating, CME Term SOFR USD 1M + 4.50%, 1.00% Floor), 8.83%, 12/19/29	13	12
		64
Home Construction – 0.0%
Cornerstone Building Brands, Inc., Tranche C Term Loan,
(Floating, CME Term SOFR USD 1M + 4.50%, 0.50% Floor), 8.81%, 5/15/31	11	9
Industrial Intermediate Products – 0.0%
Gates Corp., Initial B-5 Dollar Term Loan,
(Floating, CME Term SOFR USD 1M + 1.75%, 0.50% Floor), 6.08%, 6/4/31(12)	—	—
Institutional Financial Services – 0.1%
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan,
(Floating, CME Term SOFR USD 3M + 6.75%), 11.31%, 4/7/28	75	72
FIXED INCOME FUNDS 199 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.2% (11)continued
Institutional Financial Services – 0.1%continued
Deerfield Dakota Holding LLC, Initial Dollar Term Loan,
(Floating, CME Term SOFR USD 3M + 3.75%, 1.00% Floor), 8.05%, 4/9/27	$19	$18
Summit Acquisition, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.75%), 8.08%, 10/16/31	23	23
		113
Insurance – 0.6%
Ardonagh Midco 3 Ltd., Syndicated Facility B,
(Floating, CME Term SOFR USD 6M + 2.75%), 7.03%, 2/15/31	12	12
(Floating, CME Term SOFR USD 6M + 2.75%), 7.04%, 2/15/31	21	20
(Floating, CME Term SOFR USD 3M + 2.75%), 7.05%, 2/15/31	2	2
AssuredPartners, Inc., 2024 Term Loan,
(Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 7.83%, 2/14/31	12	12
Asurion LLC, New B-4 Term Loan,
(Floating, CME Term SOFR USD 1M + 5.25%), 9.69%, 1/20/29	810	750
Asurion LLC, New Term B-13 Term Loan,
9/19/30 (13)	29	28
HIG Finance 2 Ltd., 2024-2 Refinancing Term Loan,
(Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 7.83%, 4/18/30	6	6
Truist Insurance Holdings LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 4.75%), 9.05%, 5/6/32	110	112
		942
Internet Media & Services – 0.1%
Endurance International Group Holdings, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.50%, 0.75% Floor), 7.93%, 2/10/28	24	12
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.2% (11)continued
Internet Media & Services – 0.1%continued
MH Sub I LLC, 2023 May Incremental Term Loan,
(Floating, CME Term SOFR USD 1M + 4.25%, 0.50% Floor), 8.58%, 5/3/28	$83	$78
MH SUB I LLC, 2024 December New Term Loan,
(Floating, CME Term SOFR USD 1M + 4.25%, 0.50% Floor), 8.58%, 12/31/31	56	49
Stubhub Holdco Sub LLC, Extended USD Term B Loan,
(Floating, CME Term SOFR USD 1M + 4.75%), 9.08%, 3/15/30	47	45
		184
IT Services – 0.3%
Amentum Holdings, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 2.25%), 6.58%, 9/29/31	78	78
Fortress Intermediate 3, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.50%), 7.83%, 6/27/31	7	7
Vericast Corp., 2024 Extended Term Loan,
(Floating, CME Term SOFR USD 3M + 7.75%, 3.75% Floor), 12.05%, 6/15/30	53	51
X Corp., Tranche B-3 Term Loan,
9.50%, 10/26/29	384	373
		509
Leisure Facilities & Services – 0.1%
City Football Group Ltd., Term B-1 Loan,
(Floating, CME Term SOFR USD 3M + 3.50%, 0.50% Floor), 8.04%, 7/21/30	36	36
EOC Borrower LLC, Term B Loan,
(Floating, CME Term SOFR USD 1M + 3.00%), 7.33%, 3/24/32	62	63
Great Canadian Gaming Corp., 2024 Refinancing Term Loan,
(Floating, CME Term SOFR USD 3M + 4.75%), 9.07%, 11/1/29	21	21
NORTHERN FUNDS QUARTERLY REPORT  200 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.2% (11)continued
Leisure Facilities & Services – 0.1%continued
OVG Business Services LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.00%), 7.33%, 6/25/31	$3	$3
Sabre GLBL, Inc., 2021 Other Term B-1 Loan,
(Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 7.94%, 12/17/27	2	2
Sabre GLBL, Inc., 2021 Other Term B-2 Loan,
(Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 7.94%, 12/17/27	1	1
Sabre GLBL, Inc., 2022 Other Term B Loan,
(Floating, CME Term SOFR USD 1M + 4.25%, 0.50% Floor), 8.68%, 6/30/28	1	1
Sabre GLBL, Inc., 2024 Term B-1 Loan,
(Floating, CME Term SOFR USD 1M + 6.00%, 0.50% Floor), 10.43%, 11/15/29	13	12
Sabre GLBL, Inc., 2024 Term B-2 Loan,
(Floating, CME Term SOFR USD 1M + 6.00%, 0.50% Floor), 10.43%, 11/15/29	3	2
		141
Machinery – 0.1%
GrafTech Global Enterprises, Inc., Delayed Draw Term Loan,
12/21/29 (13)	13	13
GrafTech Global Enterprises, Inc., Term Loan,
(Floating, CME Term SOFR USD 1M + 6.00%, 2.00% Floor), 10.32%, 12/21/29	22	23
Husky Injection Molding Systems Ltd., Amendment No. 5 Refinancing Term Loan,
(Floating, CME Term SOFR USD 6M + 4.50%), 8.67%, 2/15/29	50	50
(Floating, CME Term SOFR USD 3M + 4.50%), 8.80%, 2/15/29	50	50
		136
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.2% (11)continued
Medical Equipment & Devices – 0.1%
Bausch + Lomb Corp., First Incremental Term Loan,
(Floating, CME Term SOFR USD 1M + 4.00%), 8.33%, 9/29/28	$52	$52
Bausch + Lomb Corp., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.25%, 0.50% Floor), 7.67%, 5/10/27	63	63
Bausch + Lomb Corp., Third Amendment Term Loan,
1/15/31 (13)	27	26
		141
Oil & Gas Services & Equipment – 0.0%
Star Holding LLC, Term B Loan,
(Floating, CME Term SOFR USD 1M + 4.50%), 8.83%, 7/31/31	36	34
Other Financial – 0.0%
Altera Corp., Term Loan B,
6/21/32(13)	50	50
Other Industrial – 0.0%
Jupiter Buyer, Inc., Initial Delayed Draw Term Loan,
11/1/31 (13) (15)	2	2
Jupiter Buyer, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 4.75%), 9.05%, 11/1/31	14	14
		16
Publishing & Broadcasting – 0.1%
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan,
(Floating, CME Term SOFR USD 1M + 4.00%), 8.44%, 8/21/28	89	88
Gray Television, Inc., Term D Loan,
12/1/28 (13)	26	25
(Floating, CME Term SOFR USD 1M + 3.00%), 7.44%, 12/1/28	30	29
Gray Television, Inc., Term F Loan,
(Floating, CME Term SOFR USD 1M + 5.25%), 9.57%, 6/4/29	11	11
		153
FIXED INCOME FUNDS 201 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.2% (11)continued
Real Estate Services – 0.0%
CoreLogic, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 7.94%, 6/2/28	$29	$29
Retail - Discretionary – 0.2%
Champions Holdco, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 4.75%), 9.08%, 2/23/29	75	70
Foundation Building Materials, Inc., 2024 Incremental Term Loan,
1/29/31 (13)	12	12
(Floating, CME Term SOFR USD 3M + 4.00%), 8.28%, 1/29/31	86	84
Foundation Building Materials, Inc., 2025 Incremental Term Loan,
1/29/31 (13)	14	14
Foundation Building Materials, Inc., Initial Term Loan,
1/31/28 (13)	21	21
(Floating, CME Term SOFR USD 3M + 3.25%, 0.50% Floor), 7.79%, 1/31/28	4	4
Wand Newco 3, Inc., Tranche B-2 Term Loan,
(Floating, CME Term SOFR USD 1M + 2.50%), 6.83%, 1/30/31	49	48
White Cap Supply Holdings LLC, Tranche C Term Loan,
10/19/29 (13)	5	5
(Floating, CME Term SOFR USD 1M + 3.25%), 7.58%, 10/19/29	117	116
		374
Software – 1.0%
Ascend Learning LLC, Amendment No. 5 Incremental Term Loan,
(Floating, CME Term SOFR USD 1M + 3.00%, 0.50% Floor), 7.33%, 12/11/28	2	2
athenahealth Group, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 2.75%, 0.50% Floor), 7.08%, 2/15/29	126	125
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.2% (11)continued
Software – 1.0%continued
Boxer Parent Co., Inc., 2031 Replacement Dollar Term Loan,
(Floating, CME Term SOFR USD 3M + 3.00%), 7.33%, 7/30/31	$28	$27
Boxer Parent Co., Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 5.75%), 10.08%, 7/30/32	41	40
Central Parent LLC, 2024 Refinancing Term Loan,
(Floating, CME Term SOFR USD 3M + 3.25%), 7.55%, 7/6/29	14	12
Cloud Software Group, Inc., Seventh Amendment Tranche B-1 Term Loan,
(Floating, CME Term SOFR USD 3M + 3.50%, 0.50% Floor), 7.80%, 3/29/29	80	80
Cloud Software Group, Inc., Sixth Amendment Term Loan,
(Floating, CME Term SOFR USD 3M + 3.75%, 0.50% Floor), 8.05%, 3/21/31	107	107
Cloudera, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.75%, 0.50% Floor), 8.18%, 10/8/28	20	19
(Floating, CME Term SOFR USD 1M + 0.00%), 4.43%, 10/8/29 (14)	147	133
Clover Holdings 2 LLC, Initial Fixed Rate Term Loan,
7.75%, 12/9/31	350	353
Cotiviti, Inc., Initial Fixed Rate Term Loan,
7.63%, 5/1/31	434	436
Ellucian Holdings, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 4.75%, 0.50% Floor), 9.08%, 11/22/32	129	132
Mitchell International, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.25%, 0.50% Floor), 7.58%, 6/17/31	14	14
Polaris Newco LLC, Dollar Term Loan,
(Floating, CME Term SOFR USD 3M + 3.75%, 0.50% Floor), 8.29%, 6/2/28	35	34
NORTHERN FUNDS QUARTERLY REPORT  202 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.2% (11)continued
Software – 1.0%continued
RealPage, Inc., 2024-1 Incremental Term Loan,
(Floating, CME Term SOFR USD 3M + 3.75%, 0.50% Floor), 8.05%, 4/24/28	$29	$29
		1,543
Specialty Finance – 0.0%
Orion U.S. FINCO, Inc., Term Loan,
5/20/32 (13)	17	17
Shift4 Payments LLC, Term Loan,
5/10/32 (13)	22	22
		39
Technology – 0.0%
Applied Systems, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 4.50%), 8.80%, 2/23/32	13	14
Proofpoint, Inc., Term Loan,
8/31/28 (13)	9	9
		23
Technology Hardware – 0.1%
Atlas CC Acquisition Corp., Term B Loan,
(Floating, CME Term SOFR USD 3M + 4.25%, 0.75% Floor), 8.84%, 5/25/28	27	14
Atlas CC Acquisition Corp., Term C Loan,
(Floating, CME Term SOFR USD 3M + 4.25%, 0.75% Floor), 8.84%, 5/25/28	6	3
Commscope LLC, Initial Term Loan,
12/17/29 (13)	60	61
Delta Topco, Inc., Second Amendment Refinancing Term Loan,
(Floating, CME Term SOFR USD 3M + 5.25%), 9.57%, 11/29/30	12	12
		90
Telecommunications – 0.4%
Altice France S.A., USD TLB Loan,
(Floating, CME Term SOFR USD 3M + 5.50%), 9.76%, 8/15/28	45	40
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.2% (11)continued
Telecommunications – 0.4%continued
Frontier Communications Holdings LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 6M + 2.50%), 6.79%, 7/1/31	$15	$15
Level 3 Financing, Inc., Term B-3 Refinancing Loan,
(Floating, CME Term SOFR USD 1M + 4.25%, 0.50% Floor), 8.58%, 3/29/32	200	202
Lumen Technologies, Inc., Term A Loan,
(Floating, CME Term SOFR USD 1M + 6.00%, 2.00% Floor), 10.33%, 6/1/28	13	14
Lumen Technologies, Inc., Term B-1 Loan,
(Floating, CME Term SOFR USD 1M + 2.35%, 2.00% Floor), 6.79%, 4/16/29	50	50
Lumen Technologies, Inc., Term B-2 Loan,
(Floating, CME Term SOFR USD 1M + 2.35%, 2.00% Floor), 6.79%, 4/15/30	20	19
Windstream Services LLC, 2024 Term Loan,
(Floating, CME Term SOFR USD 1M + 4.75%), 9.18%, 10/1/31	49	49
Zayo Group Holdings, Inc., Initial Dollar Term Loan,
(Floating, CME Term SOFR USD 1M + 3.00%), 7.44%, 3/9/27	273	259
		648
Transportation & Logistics – 0.1%
WestJet Loyalty L.P., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 3.25%), 7.55%, 2/14/31	74	74
Wholesale - Consumer Staples – 0.1%
Northeast Grocery, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 7.50%, 1.00% Floor), 11.82%, 12/13/28	92	92
Total Term Loans
(Cost $8,528)		8,172

FIXED INCOME FUNDS 203 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 2.8%
Biotechnology & Pharmaceuticals – 0.0%
Endo Guc Trust, Class A(10) *	10,702	$—
Endo, Inc.*	1,870	39
		39
Chemicals – 0.1%
Cornerstone Capital Corp.(10) (14) *	602	—
Utex Industries, Inc.(14) *	2,200	64
		64
Construction Materials – 0.0%
Hardwood Holdings LLC(10) *	187	2
Consumer Finance – 0.0%
Curo Group Holdings LLC(10) *	549	3
Consumer Staples Distribution & Retail – 0.0%
Rite Aid Corp.(8) (10) *	57	—
Rite Aid Corp.(10) (14) *	3,929	1
		1
Distributors – 0.0%
ATD New Holdings, Inc.(10) (14) *	22,076	—
Gas Utilities – 0.0%
Ferrellgas Partners L.P., Class B*	180	23
Health Care Facilities & Services – 0.0%
CHPPR Holdings, Inc.(10) *	20	1
Hotels, Restaurants & Leisure – 0.0%
Churchill Downs, Inc.	408	41
Life Sciences Tools & Services – 0.0%
Avantor, Inc.*	2,989	40
Media – 0.0%
iHeartMedia, Inc., Class A*	419	1
Metals & Mining – 2.4%
Constellium S.E.*	8,208	109
Real Alloy Parent, Inc.(10) (14) *	48	3,720
		3,829
Oil, Gas & Consumable Fuels – 0.1%
Cloud Peak Energy, Inc.(10) *	20	—
ONEOK, Inc.	626	51
Superior Energy Services(10) (14) *	862	48
		99
Passenger Airlines – 0.0%
Spirit Aviation Holdings, Inc.*	1,358	7
Pharmaceuticals – 0.0%
Mallinckrodt PLC(10) *	416	36
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 2.8%continued
Specialized Finance – 0.1%
Carnelian Point Holdings L.P.(10) *	50	$1
Carnelian Point Holdings L.P.(10) (14) *	8,610	103
		104
Specialized Real Estate Investment Trusts – 0.1%
VICI Properties, Inc.	3,048	99
Wireless Telecommunication Services – 0.0%
Intelsat S.A./Luxembourg(10) (14) *	1,201	51
Total Common Stocks
(Cost $3,207)		4,440

CONVERTIBLE PREFERRED STOCKS – 0.1%
Aerospace & Defense – 0.1%
Boeing (The) Co., 6.00%	2,306	157
Financial Services – 0.0%
Shift4 Payments, Inc.*	241	27
Total Convertible Preferred Stocks
(Cost $141)		184

MASTER LIMITED PARTNERSHIPS – 0.2%
Oil, Gas & Consumable Fuels – 0.2%
Energy Transfer L.P.	6,212	113
Enterprise Products Partners L.P.	2,802	87
MPLX L.P.	962	49
Western Midstream Partners L.P.	250	10
		259
Total Master Limited Partnerships
(Cost $246)		259

PREFERRED STOCKS – 0.0%
Software – 0.0%
MicroStrategy, Inc.*	700	63
Total Preferred Stocks
(Cost $60)		63

OTHER – 0.0%
Escrow Appvion, Inc. (10) (14) *	225,000	—
Escrow Cloud Peak Energy, Inc. (10) (14) *	250,000	2
Escrow Endo Luxembourg Finance Co. I S.a.r.l./Endo U.S., Inc. (1) (10) *	50,000	—
Escrow GenOn Energy, Inc. (10) (14) *	25,000	—
Escrow Hertz (The) Corp. (1) *	125,000	9
NORTHERN FUNDS QUARTERLY REPORT  204 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
OTHER - 0.0% continued
Escrow High Ridge Brands Co. (1) (10) *	1,100,000	$—
Escrow Par Pharmaceutical, Inc. (1) (10) *	111,000	—
Escrow Rite Aid Corp. (10) (14) *	63,000	—
Escrow Rite Aid Corp. (1) (10) *	11,539	—
Escrow Washington Mutual Bank (10) (14) *	250,000	3
Total Other
(Cost $110)		14

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Audacy, Inc., Exp. 12/31/49, Strike $0.00(10) *	38	$1
Audacy, Inc., Exp. 12/31/49, Strike $0.00(10) *	46	—
Audacy, Inc., Exp. 12/31/49, Strike $0.00(10) *	8	—
CHPPR Holdings, Inc., Exp. 12/31/49, Strike $0.00(10) *	111	—
CHPPR Holdings, Inc., Exp. 12/31/49, Strike $0.00(10) *	53	—
Curo Group Holdings LLC, Exp. 7/19/31, Strike $0.00(10) *	960	—
Utex Industries, Inc., Exp. 12/31/49, Strike $0.00(10) (14) *	5,500	—
Total Warrants
(Cost $1)		1

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 7.1%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 4.39%(16) (17) (18)	6,655,644	$6,656
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.15%(16) (17)	4,621,682	4,622
Total Investment Companies
(Cost $11,278)		11,278

Total Investments – 103.4%
(Cost $166,539)		163,046
Liabilities less Other Assets – (3.4%)		(5,293)
NET ASSETS – 100.0%		$157,753

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At June 30,
2025, the value of these securities amounted to approximately
$121,939,000 or 77.3% of net assets.

(2)	Zero coupon bond.
(3)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2025.
(4)	Perpetual bond. Maturity date represents next call date.
(5)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(6)	When-Issued Security. Coupon rate is not in effect at June 30, 2025.
(7)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(8)	Value rounds to less than one thousand.
(9)
Security exempt from registration pursuant to Regulation S under the
Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(10)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(11)	Variable or floating rate security. Rate as of June 30, 2025 is disclosed.
(12)	Principal Amount and Value rounds to less than one thousand.
(13)	Position is unsettled. Contract rate was not determined at June 30, 2025 and does not take effect until settlement date.
(14)
Restricted security. At June 30, 2025, the value of these restricted securities amounted to approximately $5,053,000 or 3.2% of net assets. Additional information on these restricted securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
ATD New Holdings, Inc.	1/9/19	$469
Carnelian Point Holdings L.P.	7/5/22-8/6/24	53
Cloudera, Inc., Initial Term Loan, 4.43%, 10/8/29	2/27/23	137
Cornerstone Capital Corp.	1/26/24	25
Escrow Appvion, Inc.	8/24/18	—
FIXED INCOME FUNDS 205 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Escrow Cloud Peak Energy, Inc.	7/29/16-12/11/18	$110
Escrow GenOn Energy, Inc.	12/19/18	—
Escrow Rite Aid Corp.	9/4/24	—
Escrow Washington Mutual Bank	10/11/17	—
Intelsat S.A./Luxembourg	6/6/19-7/3/23	106
Real Alloy Parent, Inc.	5/31/18	1,738
Rite Aid Corp.	9/4/24	6
Sterling Entertainment Enterprises LLC, Initial Loan, 17.75%, 4/10/26	2/6/25	1,143
Superior Energy Services	9/19/17-2/1/21	52
Utex Industries, Inc.	12/3/20	108
Utex Industries, Inc., Exp. 12/31/49, Strike $0.00	12/3/20	—

(15)
Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the Borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

(16)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(17)	7-day current yield as of June 30, 2025 is disclosed.
(18)	Investment of securities lending cash collateral in connection with securities lending.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

10Y - 10 Year

1M - 1 Month

3M - 3 Month

5Y - 5 Year

6M - 6 Month

7Y - 7 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

ICE - Intercontinental Exchange

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At June 30, 2025, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
BNP Paribas	Euro	262	United States Dollar	306	9/17/25	$(4)
Subtotal Depreciation						(4)
Total						$(4)
As of June 30, 2025, the Fund had the following centrally cleared credit default swap agreement outstanding:
Buy/Sell Protection	Implied Credit Spread	(Pay)/ Receive Fixed Rate	Reference Entity/Security	Currency	Notional Amount	Maturity Date	Market Value (000s)	Upfront Premiums Paid/ (Received) (000s)	Unrealized Appreciation (Depreciation) (000s)
Sell	0.0319%	5.00%(1)	Markit CDX N.A. High Yield Index Series 44(1)	USD	255,359	6/20/30	$19	$15	$4
Total								$15	$4

(1)	Payment frequency is quarterly.
NORTHERN FUNDS QUARTERLY REPORT  206 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
As of June 30, 2025, the Fund had the following bilateral total return swap agreements outstanding:
COUNTERPARTY	FINANCING RATE/ PAY RATE	REFERENCE ENTITY/ASSET	NOTIONAL AMOUNT	CURRENCY	MATURITY DATE	MARKET VALUE (000S)	UPFRONT PREMIUMS PAID/ (RECEIVED) (000S)	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Morgan Stanley	SOFR 3M + 0.00%, 4.34%(1)	IBOXX $ Liquid High Yield Index(2)	220,000	USD	9/22/25	$10	$(2)	$12
Morgan Stanley	SOFR 3M + 0.00%, 4.34%(1)	IBOXX $ Liquid High Yield Index(2)	440,000	USD	9/22/25	20	(4)	24
Morgan Stanley	SOFR 3M + 0.00%, 4.34%(1)	IBOXX $ Liquid High Yield Index(2)	220,000	USD	9/22/25	9	(2)	11
Morgan Stanley	SOFR 3M + 0.00%, 4.34%(1)	IBOXX $ Liquid High Yield Index(2)	520,000	USD	9/22/25	22	(6)	28
Morgan Stanley	SOFR 3M + 0.00%, 4.34%(1)	IBOXX $ Liquid High Yield Index(2)	116,000	USD	9/22/25	4	(1)	5
Morgan Stanley	SOFR 3M + 0.00%, 4.34%(1)	IBOXX $ Liquid High Yield Index(2)	925,000	USD	12/22/25	31	(8)	39
Morgan Stanley	SOFR 3M + 0.00%, 4.34%(1)	IBOXX $ Liquid High Yield Index(2)	463,000	USD	9/22/25	17	(5)	22
Morgan Stanley	SOFR 3M + 0.00%, 4.34%(1)	IBOXX $ Liquid High Yield Index(2)	596,000	USD	12/22/25	23	(6)	29
Total								$170

(1)	Payment frequency is quarterly.
(2)	Payment frequency is at maturity.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Assets
Convertible Bonds(1)	$—	$412	$—	$412
Corporate Bonds:
Steel	—	885	2,490	3,375
All Other Industries(1)	—	121,178	—	121,178
Total Corporate Bonds	—	122,063	2,490	124,553
Foreign Issuer Bonds:
Telecommunications	—	1,375	2	1,377
All Other Industries(1)	—	12,293	—	12,293
Total Foreign Issuer Bonds	—	13,668	2	13,670
Term Loans:
Communications	—	33	928	961
All Other Industries(1)	—	7,211	—	7,211
Total Term Loans	—	7,244	928	8,172
Common Stocks:
Biotechnology & Pharmaceuticals	39	—	—	39
Chemicals	—	64	—	64
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Gas Utilities	$—	$23	$—	$23
Hotels, Restaurants & Leisure	41	—	—	41
Life Sciences Tools & Services	40	—	—	40
Media	1	—	—	1
Metals & Mining	109	—	3,720	3,829
Oil, Gas & Consumable Fuels	51	—	48	99
Passenger Airlines	7	—	—	7
Specialized Real Estate Investment Trusts	99	—	—	99
All Other Industries(1)	—	—	198	198
Total Common Stocks	387	87	3,966	4,440
Convertible Preferred Stocks(1)	184	—	—	184
Master Limited Partnerships	259	—	—	259
Preferred Stocks	63	—	—	63
Other	—	9	5	14
Warrants	—	—	1	1
Investment Companies	11,278	—	—	11,278
Total Investments	12,171	143,483	7,392	163,046
OTHER FINANCIAL INSTRUMENTS
Assets
Centrally Cleared Credit Default Swap Agreements	$—	$4	$—	$4
FIXED INCOME FUNDS 207 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Bilateral Total Return Swaps	$—	$170	$—	$170
Liabilities
Forward Foreign Currency Exchange Contracts	—	(4)	—	(4)
Total Other Financial Instruments	$—	$170	$—	$170

(1)	Classifications as defined in the Schedule of Investments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	BALANCE AS OF 3/31/25 (000S)	ACCRUED DISCOUNTS (PREMIUMS) (000s)	REALIZED GAIN (LOSS) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 6/30/25 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 6/30/25 (000S)
Corporate Bonds
Consumer Cyclical	$9	$—	$—	$—	$—	$(9)	$—	$—	$—	$—
Steel	2,490	—	—	—	—	—	—	—	2,490	—
Transportation & Logistics	48	—	(11)	4	—	(41)	—	—	—	—
Foreign Issuer Bonds
Telecommunications	1	1	—	(— )*	—	—	—	—	2	(— )*
Term Loans
Communications	1,143	—	—	(215)	—	—	—	—	928	(215)
Common Stocks
Construction Materials	4	—	—	(2)	—	—	—	—	2	(2)
Consumer Finance	3	—	—	—	—	—	—	—	3	—
Consumer Staples Distribution & Retail	3	—	—	(8)	6	—	—	—	1	(8)
Distributors	—*	—	—	(— )*	—	—	—	—	—	(— )*
Health Care Facilities & Services	1	—	—	—*	—	—	—	—	1	—*
Metals & Mining	3,890	—	—	(170)	—	—	—	—	3,720	(170)
Oil, Gas & Consumable Fuels	55	—	—	(7)	—	—	—	—	48	(7)
Pharmaceuticals	42	—	—	(6)	—	—	—	—	36	(6)
Specialty Finance	116	—	—	(12)	—	—	—	—	104	(12)
Wireless Telecommunication Services	44	—	—	7	—	—	—	—	51	7
Other	5	—	—*	—	—	(— )*	—	—	5	—
Warrants	1	—	—	—*	—	—	—	—	1	—*
Total	$7,855	$1	$(11)	$(409)	$6	$(50)	$—	$—	$7,392	$(418)
* Amount rounds to less than one thousand.
NORTHERN FUNDS QUARTERLY REPORT  208 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued	June 30, 2025 (UNAUDITED)
Securities valued at $148 included in the Balance as of 6/30/25 above were valued using evaluated prices provided by a third party provider.  Securities valued at $7,244 included in the Balance as of 6/30/25 above were valued using prices provided by the Fund’s investment adviser’s pricing and valuation committee.
	FAIR VALUE AT 06/30/25 (000S)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE (WEIGHTED AVERAGE)
Corporate Bonds	$2,490	Market Comparables	Yield(2)	6.2%
Common Stocks	$3,720	Discounted Cash Flow / Market Comparables	Discount Rate/EBITDA multiple(1)	13.5%/6.0x
	104	Market Comparables	Adjusted LTM EBITDA(1)	13.74x
Term Loan	$928	Discounted Cash Flow/Market Comparables	Discount Rate/TEV/forward EBITDA multiple(2)	13.2%/7.9x
Other	$2	Liquidation	Future Liquidation Payments(1)	$1

(1)
The significant unobservable inputs that can be used in the fair value measurement are; Discount Rate, estimated recovery value, EBITDA Multiple and future liquidation payments. Significant increases (decreases) in the discount rate in isolation would have resulted in a significantly lower (higher) fair value measurement while an increase (decrease) in EBITDA multiple in isolation would have resulted in a significantly higher (lower) fair value measurement.Significant decreases in the trading value of previous notes would result in lower fair values and signficiant increases in the trading value would result in higher fair values. Future liquidation payments are at the sole discretion of the company in which we have an ownership interest in, there are no increases/decreases based upon an increase or decrease in multiple or discount rate. Estimated recovery value is based upon the current state of operations for the firm in question, looking specifically at balance sheet liquidity. There are no value increases or decreases in multiple or discount rate.

(2)
The significant unobservable inputs that can be used in the fair value measurement are; Yield. Significant decreases (increase) in yield would have resulted in a significantly higher (lower) fair value measurement.

Transactions in affiliated investments for the three months ended June 30, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$11,015	$4,359	$3 (1)	$6,656	6,655,644
Northern Institutional Funds - U.S. Government Portfolio (Shares)	8,581	34,883	38,842	46	4,622	4,621,682
Total	$8,581	$45,898	$43,201	$49	$11,278	11,277,326

(1)
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

FIXED INCOME FUNDS 209 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

SHORT BOND FUND	June 30, 2025 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 17.2%
Auto Loan – 11.7%
Ally Auto Receivables Trust, Series 2023-1, Class A3
5.46%, 5/15/28	$2,384	$2,401
Americredit Automobile Receivables Trust, Series 2022-1, Class D
3.23%, 2/18/28	1,900	1,869
BMW Vehicle Lease Trust, Series 2024-1, Class A4
5.00%, 6/25/27	700	706
Carmax Auto Owner Trust, Series 2025-1, Class C
5.26%, 10/15/30	1,900	1,933
Carvana Auto Receivables Trust, Series 2025-P2, Class C
5.48%, 11/10/31	1,300	1,317
Drive Auto Receivables Trust, Series 2024-2, Class B
4.52%, 7/16/29	300	300
Drive Auto Receivables Trust, Series 2024-2, Class C
4.67%, 5/17/32	3,675	3,679
Exeter Automobile Receivables Trust, Series 2024-2A, Class B
5.61%, 4/17/28	1,083	1,086
Exeter Automobile Receivables Trust, Series 2024-4A, Class C
5.48%, 8/15/30	2,563	2,592
Flagship Credit Auto Trust, Series 2023-1, Class B
5.05%, 1/18/28(1)	1,700	1,699
Ford Credit Auto Lease Trust, Series 2023-B, Class A3
5.91%, 10/15/26	338	339
GM Financial Automobile Leasing Trust, Series 2025-1, Class B
4.89%, 2/20/29	1,600	1,610
Honda Auto Receivables Owner Trust, Series 2023-3, Class A3
5.41%, 2/18/28	938	944
Honda Auto Receivables Owner Trust, Series 2024-1, Class A3
5.21%, 8/15/28	338	341
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A3
4.51%, 11/15/27	1,966	1,965
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 17.2%continued
Auto Loan – 11.7%continued
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3
5.95%, 11/15/28	$2,700	$2,735
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3
4.85%, 1/16/29	1,430	1,434
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2
4.65%, 2/15/28(1)	900	902
Westlake Automobile Receivables Trust, Series 2025-P1, Class B
4.86%, 5/15/30(1)	300	303
Westlake Automobile Receivables Trust, Series 2025-P1, Class C
5.15%, 11/15/30(1)	600	606
World Omni Auto Receivables Trust, Series 2024-A, Class A3
4.86%, 3/15/29	320	322
World Omni Auto Receivables Trust, Series 2024-B, Class A3
5.27%, 9/17/29	250	252
		29,335
Credit Card – 2.8%
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1
5.23%, 12/8/27	6,110	6,129
Synchrony Card Funding LLC, Series 2023-A1, Class A
5.54%, 7/15/29	180	182
Synchrony Card Funding LLC, Series 2024-A1, Class A
5.04%, 3/15/30	236	239
WF Card Issuance Trust, Series 2024-A1, Class A
4.94%, 2/15/29	420	425
		6,975
Other – 1.0%
CNH Equipment Trust, Series 2024-B, Class A3
5.19%, 9/17/29	300	304
CNH Equipment Trust, Series 2024-C, Class A3
4.03%, 1/15/30	800	799
NORTHERN FUNDS QUARTERLY REPORT  210 FIXED INCOME FUNDS

Schedule of Investments

SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 17.2%continued
Other – 1.0%continued
John Deere Owner Trust, Series 2024-C, Class A3
4.06%, 6/15/29	$1,500	$1,499
		2,602
Whole Loan – 1.7%
Bravo Residential Funding Trust, Series 2025-NQM1, Class A3
(Step to 6.91% on 2/25/29), 5.91%, 12/25/64(1) (2)	2,049	2,059
JP Morgan Mortgage Trust, Series 2024-2, Class A6A
6.00%, 8/25/54(1)	135	135
OBX Trust, Series 2024-NQM16, Class A1
(Step to 6.53% on 11/25/28), 5.53%, 10/25/64(1) (2)	546	547
OBX Trust, Series 2024-NQM18, Class A1
5.41%, 10/25/64(3)	50	50
Provident Funding Mortgage Trust, Series 2025-2, Class A4
5.50%, 6/25/55(1) (3)	890	892
Santander Mortgage Asset Receivable Trust, Series 2025-NQM3, Class A2
(Step to 6.85% on 7/25/29), 5.85%, 5/25/65(1) (2)	700	702
		4,385
Total Asset-Backed Securities
(Cost $43,175)		43,297

COMMERCIAL MORTGAGE-BACKED SECURITIES – 5.5%
Non Agency – 5.5%
BANK, Series 2021-BN37, Class A5
2.62%, 11/15/64	1,525	1,335
BANK5 Trust, Series 2024-5YR6, Class A3
6.23%, 5/15/57	2,682	2,824
BX Commercial Mortgage Trust, Series 2019-IMC, Class A
(Floating, CME Term SOFR 1M + 1.05%, 1.00% Floor), 5.36%, 4/15/34(1) (4)	235	234
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.5%continued
Non Agency – 5.5%continued
BX Trust, Series 2024-PAT, Class A
(Floating, CME Term SOFR 1M + 2.09%, 2.09% Floor), 6.40%, 3/15/41(1) (4)	$1,026	$1,026
COMM Mortgage Trust, Series 2024-277P, Class B
7.23%, 8/10/44(1) (3)	2,200	2,335
FS Commercial Mortgage Trust, Series 2023-4SZN, Class B
7.80%, 11/10/39(1) (3)	1,220	1,252
FS Commercial Mortgage Trust, Series 2023-4SZN, Class C
8.39%, 11/10/39(1) (3)	800	822
GS Mortgage Securities Trust, Series 2021-GSA3, Class A1
1.37%, 12/15/54(1)	350	340
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4
3.39%, 6/13/52	3,760	3,526
		13,694
Total Commercial Mortgage-Backed Securities
(Cost $13,600)		13,694

CORPORATE BONDS – 40.6%
Aerospace & Defense – 0.1%
Huntington Ingalls Industries, Inc.,
5.35%, 1/15/30	170	175
Asset Management – 1.7%
Ares Capital Corp.,
5.88%, 3/1/29	1,875	1,912
Blackstone Private Credit Fund,
4.95%, 9/26/27	500	497
Charles Schwab (The) Corp.,
5.88%, 8/24/26	1,000	1,017
Citadel L.P.,
6.00%, 1/23/30 (1)	425	439
FS KKR Capital Corp.,
3.40%, 1/15/26	500	496
		4,361
Automotive – 3.9%
American Honda Finance Corp.,
4.40%, 10/5/26	1,325	1,326
FIXED INCOME FUNDS 211 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 40.6% continued
Automotive – 3.9%continued
Ford Motor Credit Co. LLC,
3.38%, 11/13/25	$260	$258
5.80%, 3/8/29	1,875	1,879
General Motors Financial Co., Inc.,
4.00%, 10/6/26	950	944
5.55%, 7/15/29	935	955
Hyundai Capital America,
5.28%, 6/24/27 (1)	1,340	1,357
4.55%, 9/26/29 (1)	500	496
Nissan Motor Acceptance Co. LLC,
2.00%, 3/9/26 (1)	1,300	1,267
Toyota Motor Credit Corp.,
4.35%, 10/8/27	1,300	1,305
		9,787
Banking – 6.1%
Bank of America Corp.,
(Variable, U.S. SOFR + 0.96%), 1.73%, 7/22/27 (5)	1,000	972
(Variable, U.S. SOFR + 1.34%), 5.93%, 9/15/27 (5)	1,000	1,017
(Variable, U.S. SOFR + 1.63%), 5.20%, 4/25/29 (5)	1,610	1,645
Citizens Financial Group, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.50%), 4.30%, 2/11/31 (5)	30	30
Goldman Sachs Bank U.S.A.,
(Variable, U.S. SOFR + 0.75%), 5.41%, 5/21/27 (5)	840	847
Huntington National Bank (The),
(Variable, U.S. SOFR + 0.72%), 4.87%, 4/12/28 (5)	500	503
JPMorgan Chase & Co.,
(Variable, CME Term SOFR 3M + 0.70%), 1.04%, 2/4/27 (5)	60	59
(Variable, U.S. SOFR + 0.77%), 1.47%, 9/22/27 (5)	1,000	965
(Variable, U.S. SOFR + 1.56%), 4.32%, 4/26/28 (5)	1,710	1,708
KeyBank N.A.,
4.70%, 1/26/26	950	949
Manufacturers & Traders Trust Co.,
(Variable, U.S. SOFR + 0.95%), 4.76%, 7/6/28 (5)	1,000	1,007
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 40.6% continued
Banking – 6.1%continued
Morgan Stanley Bank N.A.,
(Variable, U.S. SOFR + 0.87%), 5.50%, 5/26/28 (5)	$840	$858
(Variable, U.S. SOFR + 0.93%), 4.97%, 7/14/28 (5)	1,160	1,174
PNC Financial Services Group (The), Inc.,
(Variable, U.S. SOFR Compounded Index + 1.73%), 6.62%, 10/20/27 (5)	635	653
Santander Holdings U.S.A., Inc.,
(Variable, U.S. SOFR + 2.33%), 5.81%, 9/9/26 (5)	500	501
Truist Financial Corp.,
(Variable, U.S. SOFR + 1.46%), 4.26%, 7/28/26 (5)	1,000	1,000
Wells Fargo & Co.,
(Variable, U.S. SOFR + 1.07%), 5.71%, 4/22/28 (5)	840	858
Wells Fargo Bank N.A.,
5.25%, 12/11/26	500	507
		15,253
Biotechnology & Pharmaceuticals – 1.0%
AbbVie, Inc.,
4.65%, 3/15/28	1,950	1,980
Eli Lilly & Co.,
4.15%, 8/14/27	480	482
		2,462
Chemicals – 0.3%
Ecolab, Inc.,
4.30%, 6/15/28	710	715
Commercial Support Services – 0.4%
Republic Services, Inc.,
5.00%, 11/15/29	485	499
Waste Management, Inc.,
4.65%, 3/15/30	460	466
		965
Construction Materials – 0.1%
Vulcan Materials Co.,
4.95%, 12/1/29	260	265
Containers & Packaging – 0.5%
Graphic Packaging International LLC,
4.75%, 7/15/27(1)	1,180	1,160
NORTHERN FUNDS QUARTERLY REPORT  212 FIXED INCOME FUNDS

Schedule of Investments

SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 40.6% continued
Electric Utilities – 1.3%
Calpine Corp.,
4.50%, 2/15/28 (1)	$300	$298
Dominion Energy, Inc.,
4.60%, 5/15/28	640	644
NextEra Energy Capital Holdings, Inc.,
5.05%, 3/15/30	585	599
PSEG Power LLC,
5.20%, 5/15/30 (1)	1,675	1,709
		3,250
Electrical Equipment – 0.4%
Amphenol Corp.,
5.05%, 4/5/27	410	417
Eaton Capital ULC,
4.45%, 5/9/30	490	492
		909
Entertainment Content – 0.8%
Take-Two Interactive Software, Inc.,
5.00%, 3/28/26	1,400	1,403
TEGNA, Inc.,
5.00%, 9/15/29	650	621
		2,024
Finance Companies – 0.2%
Air Lease Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 0.00%), 6.00%, 9/24/29(5) (6)	650	636
Food – 1.3%
Cargill, Inc.,
4.63%, 2/11/28 (1)	1,000	1,012
General Mills, Inc.,
4.70%, 1/30/27	380	382
JBS U.S.A. Holding Lux S.a.r.l./JBS U.S.A. Food Co./JBS Lux Co. S.a.r.l.,
5.50%, 1/15/30	192	197
Lamb Weston Holdings, Inc.,
4.88%, 5/15/28 (1)	220	219
Mondelez International, Inc.,
4.13%, 5/7/28	1,400	1,400
		3,210
Health Care Facilities & Services – 2.9%
Cardinal Health, Inc.,
5.00%, 11/15/29	410	418
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 40.6% continued
Health Care Facilities & Services – 2.9%continued
Cencora, Inc.,
4.63%, 12/15/27	$410	$413
CHS/Community Health Systems, Inc.,
5.25%, 5/15/30 (1)	675	598
Cigna Group (The),
1.25%, 3/15/26	242	237
DaVita, Inc.,
3.75%, 2/15/31 (1)	675	614
Elevance Health, Inc.,
4.50%, 10/30/26	200	201
HCA, Inc.,
5.00%, 3/1/28	560	568
IQVIA, Inc.,
6.25%, 2/1/29	2,125	2,221
LifePoint Health, Inc.,
9.88%, 8/15/30 (1)	1,000	1,082
UnitedHealth Group, Inc.,
4.75%, 7/15/26	1,030	1,034
		7,386
Home Construction – 0.1%
Forestar Group, Inc.,
5.00%, 3/1/28(1)	370	364
Institutional Financial Services – 2.6%
Coinbase Global, Inc.,
3.38%, 10/1/28 (1)	600	562
Jane Street Group/JSG Finance, Inc.,
7.13%, 4/30/31 (1)	1,108	1,166
LPL Holdings, Inc.,
4.90%, 4/3/28	1,250	1,259
Morgan Stanley,
3.88%, 1/27/26	1,000	996
State Street Corp.,
5.27%, 8/3/26	2,000	2,020
(Variable, U.S. SOFR + 0.95%), 4.54%, 4/24/28 (5)	570	574
		6,577
Insurance – 1.4%
Arthur J Gallagher & Co.,
4.60%, 12/15/27	1,230	1,239
New York Life Global Funding,
4.40%, 4/25/28 (1)	1,350	1,360
FIXED INCOME FUNDS 213 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 40.6% continued
Insurance – 1.4%continued
Principal Financial Group, Inc.,
3.10%, 11/15/26	$1,000	$983
		3,582
Leisure Facilities & Services – 0.4%
Carnival Corp.,
6.00%, 5/1/29 (1)	700	708
Hyatt Hotels Corp.,
5.75%, 1/30/27	400	408
		1,116
Machinery – 1.1%
Caterpillar Financial Services Corp.,
4.40%, 10/15/27	1,275	1,284
CNH Industrial Capital LLC,
4.50%, 10/8/27	480	481
John Deere Capital Corp.,
4.20%, 7/15/27	570	571
Stanley Black & Decker, Inc.,
3.40%, 3/1/26	500	496
		2,832
Medical Equipment & Devices – 1.3%
Baxter International, Inc.,
2.60%, 8/15/26	500	491
Edwards Lifesciences Corp.,
4.30%, 6/15/28	1,140	1,138
GE HealthCare Technologies, Inc.,
5.60%, 11/15/25	1,000	1,002
Stryker Corp.,
4.85%, 2/10/30	585	597
		3,228
Oil & Gas Supply Chain – 2.5%
Continental Resources, Inc.,
2.27%, 11/15/26 (1)	100	97
Marathon Petroleum Corp.,
5.15%, 3/1/30	545	555
ONEOK, Inc.,
5.55%, 11/1/26	2,210	2,240
Pioneer Natural Resources Co.,
1.13%, 1/15/26	1,160	1,140
Plains All American Pipeline L.P.,
(Variable, CME Term SOFR 3M + 4.37%), 8.70%, 7/30/25 (4) (6)	525	526
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 40.6% continued
Oil & Gas Supply Chain – 2.5%continued
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,
7.38%, 2/15/29 (1)	$1,000	$1,028
Williams (The) Cos., Inc.,
5.40%, 3/2/26	730	734
		6,320
Real Estate Investment Trusts – 2.3%
Extra Space Storage L.P.,
5.70%, 4/1/28	1,410	1,456
Simon Property Group L.P.,
3.25%, 11/30/26	1,000	986
Store Capital LLC,
5.40%, 4/30/30 (1)	705	714
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC,
10.50%, 2/15/28 (1)	784	831
VICI Properties L.P.,
4.75%, 2/15/28	1,425	1,433
4.75%, 4/1/28	400	403
		5,823
Retail - Consumer Staples – 0.3%
Walmart, Inc.,
4.35%, 4/28/30	650	657
Retail - Discretionary – 0.4%
PetSmart, Inc./PetSmart Finance Corp.,
7.75%, 2/15/29(1)	1,000	972
Semiconductors – 0.5%
Broadcom, Inc.,
4.15%, 2/15/28	1,140	1,137
Intel Corp.,
4.88%, 2/10/26	65	65
		1,202
Software – 0.4%
Oracle Corp.,
2.65%, 7/15/26	1,000	982
Specialty Finance – 5.3%
Ally Financial, Inc.,
(Variable, U.S. SOFR Compounded Index + 1.73%), 5.54%, 1/17/31 (5)	355	360
American Express Co.,
4.90%, 2/13/26	500	501
NORTHERN FUNDS QUARTERLY REPORT  214 FIXED INCOME FUNDS

Schedule of Investments

SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 40.6% continued
Specialty Finance – 5.3%continued
(Variable, U.S. SOFR + 0.93%), 5.04%, 7/26/28 (5)	$1,185	$1,201
(Variable, U.S. SOFR + 1.44%), 5.02%, 4/25/31 (5)	1,070	1,093
Aviation Capital Group LLC,
1.95%, 1/30/26 (1)	1,100	1,083
Capital One Financial Corp.,
(Variable, U.S. SOFR + 1.91%), 5.70%, 2/1/30 (5)	1,875	1,939
Enova International, Inc.,
9.13%, 8/1/29 (1)	346	364
Fiserv, Inc.,
3.20%, 7/1/26	200	198
5.45%, 3/2/28	1,875	1,927
Global Payments, Inc.,
5.30%, 8/15/29	935	952
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
5.00%, 8/15/28 (1)	1,000	967
OneMain Finance Corp.,
5.38%, 11/15/29	675	664
Rocket Cos., Inc.,
6.13%, 8/1/30 (1)	1,865	1,900
Synchrony Financial,
(Variable, U.S. SOFR Compounded Index + 2.13%), 5.94%, 8/2/30 (5)	175	180
		13,329
Technology Hardware – 0.4%
Dell International LLC/EMC Corp.,
4.75%, 4/1/28	990	1,002
Transportation & Logistics – 0.2%
United Parcel Service, Inc.,
4.65%, 10/15/30	450	456
Transportation Equipment – 0.2%
Cummins, Inc.,
4.25%, 5/9/28	175	176
PACCAR Financial Corp.,
4.00%, 9/26/29	460	457
		633
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 40.6% continued
Wholesale - Consumer Staples – 0.2%
Sysco Corp.,
5.10%, 9/23/30	$475	$487
Total Corporate Bonds
(Cost $101,194)		102,120

FOREIGN ISSUER BONDS – 16.2%
Aerospace & Defense – 0.5%
Bombardier, Inc.,
7.50%, 2/1/29 (1)	500	525
Rolls-Royce PLC,
5.75%, 10/15/27 (1)	810	831
		1,356
Asset Management – 0.4%
UBS Group A.G.,
(Variable, U.S. SOFR + 3.34%), 6.37%, 7/15/26(1) (5)	1,000	1,001
Automotive – 1.5%
Mercedes-Benz Finance North America LLC,
4.65%, 4/1/27 (1)	2,150	2,158
4.75%, 8/1/27 (1)	700	705
Volkswagen Group of America Finance LLC,
5.65%, 9/12/28 (1)	1,000	1,021
		3,884
Banking – 8.3%
Australia & New Zealand Banking Group Ltd.,
5.09%, 12/8/25	250	251
3.92%, 9/30/27	1,040	1,036
Banco Bilbao Vizcaya Argentaria S.A.,
5.38%, 3/13/29	800	824
Bank of Montreal,
(Floating, U.S. SOFR Compounded Index + 0.62%), 5.06%, 9/15/26 (4)	100	100
Bank of Nova Scotia (The),
4.50%, 12/16/25	300	300
Barclays PLC,
(Variable, U.S. SOFR + 1.49%), 5.67%, 3/12/28 (5)	1,280	1,304
FIXED INCOME FUNDS 215 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 16.2% continued
Banking – 8.3%continued
BNP Paribas S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.05%), 2.59%, 8/12/35 (1) (5)	$500	$441
BPCE S.A.,
1.00%, 1/20/26 (1)	490	481
(Variable, U.S. SOFR + 1.96%), 5.72%, 1/18/30 (1) (5)	1,750	1,802
Cooperatieve Rabobank U.A.,
4.33%, 8/28/26	1,375	1,378
Credit Agricole S.A.,
(Variable, U.S. SOFR + 1.21%), 4.63%, 9/11/28 (1) (5)	1,430	1,432
HSBC Holdings PLC,
(Variable, U.S. SOFR + 1.57%), 5.89%, 8/14/27 (5)	500	507
(Variable, U.S. SOFR + 1.06%), 5.60%, 5/17/28 (5)	840	856
(Variable, U.S. SOFR + 1.46%), 5.55%, 3/4/30 (5)	1,900	1,956
Lloyds Banking Group PLC,
(Floating, U.S. SOFR Compounded Index + 1.58%), 6.04%, 1/5/28 (4)	1,690	1,707
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.70%), 5.87%, 3/6/29 (5)	1,650	1,706
Mitsubishi UFJ Financial Group, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.17%), 5.16%, 4/24/31 (5)	430	440
National Australia Bank Ltd.,
4.75%, 12/10/25	860	861
2.50%, 7/12/26	750	737
NatWest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 5.58%, 3/1/28 (5)	840	855
Societe Generale S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%), 5.52%, 1/19/28 (1) (5)	1,000	1,012
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 16.2% continued
Banking – 8.3%continued
Standard Chartered PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.05%), 6.17%, 1/9/27 (1) (5)	$900	$907
		20,893
Chemicals – 0.2%
Nutrien Ltd.,
5.25%, 3/12/32	610	622
Commercial Support Services – 0.4%
RELX Capital, Inc.,
4.75%, 3/27/30	510	517
3.00%, 5/22/30	460	433
		950
Electrical Equipment – 0.3%
Tyco Electronics Group S.A.,
4.50%, 2/9/31	630	629
Household Products – 0.2%
Unilever Capital Corp.,
4.25%, 8/12/27	420	422
Industrial Support Services – 0.6%
Ashtead Capital, Inc.,
4.38%, 8/15/27 (1)	500	498
Element Fleet Management Corp.,
6.27%, 6/26/26 (1)	1,050	1,065
		1,563
Metals & Mining – 0.8%
BHP Billiton Finance U.S.A. Ltd.,
5.00%, 2/21/30	1,075	1,101
Rio Tinto Finance U.S.A. PLC,
4.50%, 3/14/28	850	857
		1,958
Specialty Finance – 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
1.75%, 1/30/26	1,070	1,051
4.88%, 4/1/28	1,925	1,944
Avolon Holdings Funding Ltd.,
4.95%, 1/15/28 (1)	1,800	1,810
Macquarie Airfinance Holdings Ltd.,
6.40%, 3/26/29 (1)	1,300	1,357
		6,162
NORTHERN FUNDS QUARTERLY REPORT  216 FIXED INCOME FUNDS

Schedule of Investments

SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 16.2% continued
Transportation & Logistics – 0.5%
Air Canada,
3.88%, 8/15/26 (1)	$320	$317
VistaJet Malta Finance PLC/Vista Management Holding, Inc.,
7.88%, 5/1/27 (1)	1,000	1,006
		1,323
Total Foreign Issuer Bonds
(Cost $40,309)		40,763

U.S. GOVERNMENT AGENCIES – 8.5% (7)
Fannie Mae – 2.6%
Pool #555649,
7.50%, 10/1/32	3	3
Pool #AD0915,
5.50%, 12/1/38	13	13
Pool #AI3471,
5.00%, 6/1/41	45	45
Pool #BA6574,
3.00%, 1/1/31	325	317
Pool #BC0266,
3.50%, 2/1/31	279	275
Pool #BC1465,
2.50%, 7/1/31	192	185
Pool #BE0514,
2.50%, 11/1/31	581	559
Pool #BM1239,
3.50%, 2/1/32	295	292
Pool #BM4485,
3.00%, 9/1/30	360	354
Pool #BM5017,
3.00%, 3/1/30	261	256
Pool #BM5525,
4.00%, 3/1/31	22	22
Pool #BM5708,
3.00%, 12/1/29	28	28
Pool #FM1534,
4.50%, 9/1/49	582	566
Pool #FM1773,
3.00%, 12/1/31	205	201
Pool #FM1849,
3.50%, 12/1/33	296	292
Pool #FM1852,
3.00%, 7/1/33	349	341
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 8.5% (7)continued
Fannie Mae – 2.6%continued
Pool #FM1897,
3.00%, 9/1/32	$236	$230
Pool #FM3308,
3.00%, 4/1/32	632	618
Pool #FS2701,
2.50%, 2/1/35	532	513
Pool #FS4618,
4.50%, 2/1/51	663	641
Pool #FS4653,
5.50%, 5/1/53	570	571
Pool #MA3090,
3.00%, 8/1/32	147	143
		6,465
Freddie Mac – 5.6%
Freddie Mac REMICS, Series 4835, Class CA,
3.50%, 1/15/47	239	233
Pool #1B3617,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.92%, 1.92% Floor, 11.07% Cap), 7.33%, 10/1/37(4)	42	43
Pool #RA8880,
5.50%, 4/1/53	722	728
Pool #SB0084,
3.00%, 2/1/32	734	719
Pool #SB0093,
2.50%, 12/1/31	1,751	1,683
Pool #SB0215,
3.00%, 2/1/32	245	240
Pool #SB0216,
3.00%, 12/1/32	560	546
Pool #SB0329,
3.00%, 9/1/32	606	593
Pool #SD1360,
5.50%, 7/1/52	746	748
Pool #SD1959,
6.50%, 12/1/52	623	646
Pool #SD2342,
5.00%, 12/1/44	763	772
Pool #SD2665,
6.00%, 4/1/53	703	719
Pool #SD2902,
5.50%, 5/1/53	549	551
FIXED INCOME FUNDS 217 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 8.5% (7)continued
Freddie Mac – 5.6%continued
Pool #SD2922,
5.00%, 5/1/53	$880	$869
Pool #SD2999,
5.50%, 6/1/53	850	857
Pool #SD3133,
5.00%, 6/1/53	717	708
Pool #SD3136,
5.50%, 6/1/53	696	699
Pool #SD3174,
5.50%, 6/1/53	676	681
Pool #ZA2807,
2.50%, 2/1/28	29	29
Pool #ZK9070,
3.00%, 11/1/32	306	297
Pool #ZS6689,
2.50%, 4/1/28	95	93
Pool #ZS8598,
3.00%, 2/1/31	377	367
Pool #ZS8675,
2.50%, 11/1/32	625	598
Seasoned Loans Structured Transaction Trust, Series 2019-2, Class A1C,
2.75%, 9/25/29	611	581
		14,000
Freddie Mac Gold – 0.2%
Pool #A92650,
5.50%, 6/1/40	27	28
Pool #E04360,
2.50%, 4/1/28	117	114
Pool #G18641,
3.00%, 4/1/32	111	108
Pool #G18647,
3.00%, 6/1/32	272	265
		515
Government National Mortgage Association – 0.1%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	294	273
Total U.S. Government Agencies
(Cost $21,832)		21,253

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 9.7%
U.S. Treasury Notes – 9.7%
4.50%, 11/15/25(8)	$1,009	$1,009
3.50%, 9/30/26	4,700	4,676
3.88%, 5/31/27	3,000	3,007
4.00%, 12/15/27	3,686	3,712
3.75%, 4/15/28	8,800	8,811
4.00%, 3/31/30	1,052	1,062
3.88%, 4/30/30	2,200	2,209
		24,486
Total U.S. Government Obligations
(Cost $24,340)		24,486

MUNICIPAL BONDS – 0.6%
Florida – 0.6%
Florida State Board of Administration Finance Corp. Taxable Revenue Bonds, Series A,
1.26%, 7/1/25	1,100	1,100
Miami-Dade County Aviation Taxable Revenue Refunding Bonds, Series B,
1.23%, 10/1/25	500	496
		1,596
Total Municipal Bonds
(Cost $1,600)		1,596

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.15%(9) (10)	1,549,346	$1,549
Total Investment Companies
(Cost $1,549)		1,549

Total Investments – 98.9%
(Cost $247,599)		248,758
Other Assets less Liabilities – 1.1%		2,837
NET ASSETS – 100.0%		$251,595

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At June 30,
2025, the value of these securities amounted to approximately
$54,590,000 or 21.7% of net assets.

(2)	Step coupon bond. Rate as of June 30, 2025 is disclosed.
(3)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
NORTHERN FUNDS QUARTERLY REPORT  218 FIXED INCOME FUNDS

Schedule of Investments

SHORT BOND FUND continued
(4)	Variable or floating rate security. Rate as of June 30, 2025 is disclosed.
(5)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2025.
(6)	Perpetual bond. Maturity date represents next call date.
(7)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.
(9)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(10)	7-day current yield as of June 30, 2025 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

IBOR - Interbank Offered Rates

REMICS - Real Estate Mortgage Investment Conduits

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At June 30, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
2-Year U.S. Treasury Note	550	$114,413	Long	9/25	$417
5-Year U.S. Treasury Note	(496)	(54,064)	Short	9/25	(593)
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Ultra 10-Year U.S. Treasury Note	(55)	$(6,285)	Short	9/25	$(139)
Ultra Long U.S. Treasury Bond	(10)	(1,191)	Short	9/25	(52)
Total					$(367)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$43,297	$—	$43,297
Commercial Mortgage-Backed Securities	—	13,694	—	13,694
Corporate Bonds(1)	—	102,120	—	102,120
Foreign Issuer Bonds(1)	—	40,763	—	40,763
U.S. Government Agencies(1)	—	21,253	—	21,253
U.S. Government Obligations	—	24,486	—	24,486
Municipal Bonds	—	1,596	—	1,596
Investment Companies	1,549	—	—	1,549
Total Investments	$1,549	$247,209	$—	$248,758
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$417	$—	$—	$417
Liabilities
Futures Contracts	(784)	—	—	(784)
Total Other Financial Instruments	$(367)	$—	$—	$(367)

(1)	Classifications as defined in the Schedule of Investments.
FIXED INCOME FUNDS 219 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
Transactions in affiliated investments for the three months ended June 30, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$227	$227	$— (1),*	$—	—
Northern Institutional Funds - U.S. Government Portfolio (Shares)	3,687	49,175	51,313	29	1,549	1,549,346
Total	$3,687	$49,402	$51,540	$29	$1,549	1,549,346

(1)
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

*	Amount rounds to less than one thousand.
NORTHERN FUNDS QUARTERLY REPORT  220 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 1.2%
Auto Loan – 0.6%
BMW Vehicle Lease Trust, Series 2024-1, Class A4
5.00%, 6/25/27	$6,100	$6,150
CarMax Auto Owner Trust, Series 2024-1, Class A3
4.92%, 10/16/28	1,000	1,006
Ford Credit Auto Lease Trust, Series 2024-A, Class A4
5.05%, 6/15/27	1,000	1,007
Ford Credit Auto Owner Trust, Series 2023-C, Class A2A
5.68%, 9/15/26	146	146
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3
4.80%, 4/16/29	6,000	6,033
World Omni Auto Receivables Trust, Series 2024-A, Class A3
4.86%, 3/15/29	2,760	2,775
		17,117
Credit Card – 0.3%
Synchrony Card Funding LLC, Series 2024-A1, Class A
5.04%, 3/15/30	2,250	2,280
WF Card Issuance Trust, Series 2024-A1, Class A
4.94%, 2/15/29	5,000	5,065
		7,345
Other – 0.1%
CNH Equipment Trust, Series 2024-A, Class A3
4.77%, 6/15/29	1,120	1,126
Kubota Credit Owner Trust, Series 2025-1A, Class A2
4.61%, 12/15/27(1)	2,850	2,858
		3,984
Whole Loan – 0.2%
Santander Mortgage Asset Receivable Trust, Series 2025-NQM1, Class A1
(Step to 6.55% on 4/25/29), 5.55%, 1/25/65(1) (2)	5,702	5,717
Total Asset-Backed Securities
(Cost $33,926)		34,163

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER – 3.7%
Consumer Services – 1.3%
Board of Regents of the University of Texas System,
3.00%, 9/30/25	$12,500	$12,506
2.95%, 11/4/25	25,000	24,995
		37,501
Local Authority – 0.3%
Dallas Area Rapid Transit,
3.05%, 10/23/25	7,000	6,999
3.05%, 12/4/25	2,213	2,212
		9,211
Regional – 2.1%
County of Harris,
2.95%, 8/18/25	10,185	10,185
County of Hillsborough,
3.00%, 9/4/25	4,000	4,000
Illinois Finance Authority,
3.05%, 9/4/25	15,500	15,500
3.05%, 9/16/25	8,000	8,000
Massachusetts Bay Transportation Authority,
3.06%, 7/10/25	4,850	4,850
2.98%, 10/10/25	11,250	11,250
New Jersey Educational Facilities Authority,
2.95%, 9/2/25	9,000	8,999
		62,784
Total Commercial Paper
(Cost $109,494)		109,496

CORPORATE BONDS – 4.5%
Automotive – 0.3%
General Motors Financial Co., Inc.,
5.40%, 5/8/27	5,000	5,073
Hyundai Capital America,
5.25%, 1/8/27 (1)	5,000	5,046
		10,119
Banking – 2.2%
Bank of America Corp.,
3.50%, 4/19/26	10,000	9,931
Citigroup, Inc.,
(Floating, U.S. SOFR + 0.87%), 5.30%, 3/4/29 (3)	12,900	12,879
FIXED INCOME FUNDS 221 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 4.5% continued
Banking – 2.2%continued
Huntington National Bank (The),
(Variable, U.S. SOFR + 0.72%), 4.87%, 4/12/28 (4)	$7,400	$7,446
JPMorgan Chase & Co.,
(Floating, U.S. SOFR + 0.77%), 5.22%, 9/22/27 (3)	11,400	11,427
KeyBank N.A.,
4.70%, 1/26/26	1,250	1,249
Santander Holdings U.S.A., Inc.,
(Floating, U.S. SOFR + 1.61%), 6.06%, 3/20/29 (3)	20,000	20,197
		63,129
Electric Utilities – 0.2%
NextEra Energy Capital Holdings, Inc.,
5.75%, 9/1/25	5,000	5,007
Food – 0.3%
Cargill, Inc.,
(Floating, U.S. SOFR + 0.61%), 4.99%, 2/11/28(1) (3)	10,000	10,023
Health Care Facilities & Services – 0.1%
HCA, Inc.,
5.00%, 3/1/28	3,470	3,521
Insurance – 0.1%
Marsh & McLennan Cos., Inc.,
(Floating, U.S. SOFR Compounded Index + 0.70%), 5.08%, 11/8/27(3)	3,530	3,538
IT Services – 0.3%
International Business Machines Corp.,
3.30%, 5/15/26	9,000	8,916
Oil & Gas Supply Chain – 0.7%
BP Capital Markets America, Inc.,
3.12%, 5/4/26	10,000	9,899
Pioneer Natural Resources Co.,
5.10%, 3/29/26	10,000	10,048
		19,947
Wholesale - Consumer Staples – 0.3%
Sysco Corp.,
3.25%, 7/15/27	7,646	7,497
Total Corporate Bonds
(Cost $131,141)		131,697

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 4.0%
Asset Management – 0.2%
UBS A.G.,
5.00%, 7/9/27	$6,458	$6,558
Banking – 3.2%
ABN AMRO Bank N.V.,
5.12%, 7/7/28 (1)	20,000	19,996
Bank of Montreal,
(Floating, U.S. SOFR Compounded Index + 0.62%), 5.06%, 9/15/26 (3)	9,600	9,607
Deutsche Bank A.G.,
(Floating, U.S. SOFR + 1.22%), 5.61%, 11/16/27 (3)	7,500	7,500
HSBC Holdings PLC,
(Floating, U.S. SOFR + 1.03%), 5.45%, 3/3/29 (3)	6,000	5,995
ING Groep N.V.,
(Floating, U.S. SOFR Compounded Index + 1.01%), 5.47%, 4/1/27 (3)	23,800	23,865
Nationwide Building Society,
(Floating, U.S. SOFR + 1.29%), 5.68%, 2/16/28 (1) (3)	9,300	9,353
NatWest Markets PLC,
(Floating, U.S. SOFR + 0.76%), 5.22%, 9/29/26 (1) (3)	7,800	7,821
Sumitomo Mitsui Financial Group, Inc.,
(Floating, U.S. SOFR + 0.88%), 5.23%, 1/14/27 (3)	9,880	9,929
		94,066
Institutional Financial Services – 0.4%
Nomura Holdings, Inc.,
5.71%, 1/9/26	10,000	10,051
Specialty Finance – 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
6.45%, 4/15/27	5,000	5,163
Total Foreign Issuer Bonds
(Cost $115,365)		115,838

NORTHERN FUNDS QUARTERLY REPORT  222 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 77.8%
Alabama – 2.3%
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue Refunding GARVEE Bonds, Series B, Escrowed to Maturity,
5.00%, 9/1/25	$7,425	$7,449
Black Belt Energy Gas District Gas Supply Revenue Bonds, Subseries D2,
(Floating, U.S. SOFR + 1.40%), 4.38%, 6/1/27(3) (5)	20,000	20,169
Black Belt Energy Gas District Revenue Bonds, Gas Project No.7-S,
4.00%, 12/1/26(5) (6)	9,800	9,825
Black Belt Energy Gas District Variable Revenue Bonds, Gas Project,
(Floating, SIFMA Municipal Swap Index Yield + 0.35%), 1.97%, 12/1/26(3) (5)	29,000	28,624
		66,067
Alaska – 0.2%
Alaska State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/27	2,000	2,096
Alaska State Housing Finance Corp. Revenue Refunding Bonds, State Capital Project,
5.00%, 6/1/27	2,605	2,710
		4,806
Arizona – 2.2%
Arizona State Health Facilities Authority Variable Revenue Bonds, Banner Health Services, Unrefunded Balance,
(Floating, SIFMA Municipal Swap Index Yield + 0.00%), 1.87%, 11/4/26(3) (5)	7,335	7,270
Arizona State Health Facilities Authority Variable Revenue Bonds, Banner Health, Prerefunded,
(Floating, SIFMA Municipal Swap Index Yield + 0.00%), 1.87%, 11/4/25(3) (7)	300	299
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.8%continued
Arizona – 2.2%continued
Arizona State Health Facilities Authority Variable Revenue Refunding Bonds, Banner Health, Prerefunded,
(Floating, SIFMA Municipal Swap Index Yield + 0.25%), 1.87%, 11/4/25(3) (7)	$1,495	$1,493
Arizona State IDA Revenue Bonds, Lincoln South Beltway Project,
5.00%, 2/1/26	2,500	2,531
Arizona State Sports & Tourism Authority Senior Lien Revenue Refunding Bonds, Multipurpose Stadium Facility Project (BAM Insured),
5.00%, 7/1/25	2,500	2,500
Arizona State Transportation Board Revenue GARVEE Bonds GANS, Series A,
5.00%, 7/1/25	1,055	1,055
Glendale Water & Sewer Revenue Refunding Bonds,
5.00%, 7/1/26	3,000	3,067
Glendale Water & Sewer Senior Lien Revenue Refunding Bonds, Series B,
5.00%, 7/1/25	1,225	1,225
Lake Havasu City Wastewater System Revenue Refunding Bonds, Series B (AG Insured),
5.00%, 7/1/40	15,000	15,000
Maricopa County High School District No. 210 G.O. Unlimited Bonds, Series B, Project of 2023,
5.00%, 7/1/27	2,265	2,370
Maricopa County Industrial Development Authority Variable Revenue Bonds, Series A-2, Banner Health,
5.00%, 5/15/28(5) (6)	10,000	10,495
Maricopa County Litchfield Elementary School District No. 79 G.O. Unlimited Bonds, Series A, Project of 2023,
5.00%, 7/1/26	1,830	1,872
Maricopa County Unified School District No. 4 G.O. Unlimited Bonds, Series E, Mesa Project of 2018,
5.00%, 7/1/26	1,050	1,074
FIXED INCOME FUNDS 223 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.8%continued
Arizona – 2.2%continued
Phoenix Civic Improvement Corp. Water System Junior Lien Revenue Refunding Bonds, Series B,
5.00%, 7/1/26	$1,750	$1,753
Pima County Refunding COPS,
5.00%, 12/1/27	2,860	3,011
Pima County Unified School District No. 1 Tucson G.O. Unlimited Bonds, Series A, Project of 2023 (AGM Insured),
5.00%, 7/1/25	1,100	1,100
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds,
5.00%, 1/1/27	2,130	2,204
Tucson G.O. Unlimited Bonds, Series 2018-B,
5.00%, 7/1/27	6,460	6,765
		65,084
Arkansas – 0.1%
Fort Smith Water & Sewer Revenue Refunding Bonds,
5.00%, 10/1/26	2,385	2,442
California – 4.1%
Bay Area Toll Authority Toll Bridge Variable Revenue Bonds, San Francisco Bay Area Toll,
(Floating, SIFMA Municipal Swap Index Yield + 0.30%), 1.92%, 4/1/27(3) (5)	8,500	8,303
Bay Area Toll Authority Toll Bridge Variable Revenue Refunding Bonds, San Francisco Bay Area,
(Floating, SIFMA Municipal Swap Index Yield + 0.45%), 2.07%, 4/1/26(3) (5)	8,750	8,683
California Community Choice Financing Authority Sustainable Revenue Bonds, Series A-1, Clean Energy Project,
4.00%, 8/1/28(5) (6)	4,745	4,786
California State G.O. Unlimited Bonds,
5.00%, 3/1/28	15,000	15,945
California State G.O. Unlimited Refunding Bonds,
5.00%, 3/1/27	13,400	13,940
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.8%continued
California – 4.1%continued
5.00%, 8/1/27	$10,150	$10,661
California State G.O. Unlimited Refunding Bonds, Bidding Group A,
5.00%, 9/1/25	13,650	13,698
Cotati-Ronhert Park Unified School District G.O. Unlimited Bonds, Series C (BAM Insured), Prerefunded,
5.00%, 8/1/25(7)	3,300	3,306
Los Angeles Department of Water & Power Revenue Refunding Bonds Series B,
5.00%, 7/1/26	2,600	2,640
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series A,
5.00%, 7/1/26	4,035	4,102
5.00%, 7/1/26	1,990	2,023
Los Angeles Department of Water & Power System Revenue Bonds,
5.00%, 7/1/26	6,270	6,365
Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series A,
5.00%, 7/1/26	1,930	1,962
5.00%, 7/1/27	3,040	3,148
Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series B,
5.00%, 7/1/27	2,225	2,304
Los Angeles Department of Water and Power System Revenue Refunding Bonds, Series B,
5.00%, 7/1/27	3,180	3,263
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/27	9,075	9,512
Los Angeles Unified School District Sustainability G.O. Unlimited Bonds, Series QRR,
5.00%, 7/1/25	4,000	4,000
NORTHERN FUNDS QUARTERLY REPORT  224 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.8%continued
California – 4.1%continued
Oakland Unified School District Alameda County Election of 2020 G.O. Unlimited Bonds, Series A (AGM Insured),
5.00%, 8/1/26	$325	$334
		118,975
Colorado – 2.9%
Adams & Arapahoe Counties Joint School District No. 28J Aurora G.O. Unlimited Bonds (State Aid Withholding),
5.50%, 12/1/26	3,340	3,475
Adams 12 Five Star Schools G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 12/15/26	8,000	8,274
Boulder, Larimer & Weld Counties, Saint Vrain Valley School District RE-1J G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 12/15/25	6,550	6,620
Colorado State COPS, Series A,
5.00%, 12/15/25	1,350	1,362
Colorado State Health Facilities Authority Revenue Refunding Bonds, Series A, CommonSpirit Health,
5.00%, 8/1/27	5,000	5,196
Colorado State Health Facilities Authority Variable Revenue Bonds, Intermountain Healthcare,
(Floating, SIFMA Municipal Swap Index Yield + 0.55%), 2.17%, 8/17/26(3) (5)	22,100	21,927
Denver City & County Airport Revenue Refunding Bonds, Series C,
5.00%, 11/15/25	9,000	9,069
Denver City & County Airport Subordinate Revenue Refunding Bonds, Series A,
5.00%, 11/15/25	3,160	3,184
5.00%, 11/15/26	15,560	16,024
Denver City and County School District No. 1 G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 12/1/26	3,650	3,770
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.8%continued
Colorado – 2.9%continued
Denver City and County School District No. 1 G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),
5.00%, 12/1/27	$4,500	$4,754
		83,655
Connecticut – 2.2%
Connecticut State G.O. Unlimited Bonds, Series A,
5.00%, 1/15/26	4,100	4,145
5.00%, 3/15/27	3,000	3,005
Connecticut State G.O. Unlimited Bonds, Series B,
5.00%, 12/1/27	12,100	12,771
Connecticut State G.O. Unlimited Bonds, Series E,
5.00%, 10/15/26	3,295	3,390
Connecticut State G.O. Unlimited Refunding Bonds, Series D,
5.00%, 4/15/26	12,175	12,379
Connecticut State G.O. Unlimited Refunding Bonds, Series F,
5.00%, 11/15/25	1,215	1,225
Connecticut State Sustainability G.O. Unlimited Refunding Bonds, Series C,
5.00%, 3/1/26	2,715	2,753
Connecticut State Sustainable G.O. Unlimited Refunding Bonds, Series D,
5.00%, 7/15/25	1,480	1,481
Ellington G.O. Unlimited BANS, Series B,
4.00%, 9/23/25	15,000	15,033
Hartford Special Obligation Revenue Refunding Bonds,
5.00%, 7/15/26	7,000	7,150
University of Connecticut Revenue Refunding Bonds, Series A,
5.00%, 11/15/25	2,280	2,297
		65,629
District of Columbia – 0.1%
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT),
10/1/27(8)	550	571
FIXED INCOME FUNDS 225 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.8%continued
District Of Columbia – 0.1%continued
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series B,
5.00%, 10/1/25	$1,400	$1,406
		1,977
Florida – 3.3%
Broward County School Board Refunding COPS, Series A (AG Insured),
5.00%, 7/1/28	6,710	7,137
Broward County School Board Refunding COPS, Series B,
5.00%, 7/1/25	2,500	2,500
Broward County School Board Refunding COPS, Series C,
5.00%, 7/1/26	5,000	5,107
Central Florida Expressway Authority Senior Lien Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 7/1/26(7)	1,950	1,995
Duval County School Board COPS, Series A (AGM Insured),
5.00%, 7/1/25	3,000	3,000
Duval County School Board Refunding COPS, Series A (AG Insured),
5.00%, 7/1/27	2,850	2,979
Florida Insurance Assistance Interlocal Agency Revenue Bonds, Series A-1,
5.00%, 9/1/26	9,250	9,366
Florida State Board of Education Lottery Revenue Refunding Bonds, Series A,
5.00%, 7/1/25	3,000	3,000
Florida State Department of Transportation Financing Corp. Revenue Bonds,
5.00%, 7/1/25	4,945	4,945
Florida State Housing Finance Corp. MFH Mortgage Variable Revenue Bonds, Hermosa North Fort Myers II,
3.50%, 7/1/27(5) (6)	3,000	3,026
Florida State Mid-Bay Bridge Authority First Senior Lien Revenue Refunding Bonds (AG Insured),
10/1/26(8)	3,250	3,327
10/1/27(8)	1,700	1,772
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.8%continued
Florida – 3.3%continued
Hillsborough County Aviation Authority Revenue Bonds, Series A (AMT), Tampa International Airport,
5.00%, 10/1/25	$1,500	$1,506
Hillsborough County Aviation Authority Tampa International Airport Revenue Bonds, Series B,
5.00%, 10/1/25	1,615	1,623
Hillsborough County Capital Improvement Non-Ad Valorem Revenue Bonds,
5.00%, 8/1/25	2,700	2,704
Jacksonville Special Revenue Refunding Bonds, Series B,
5.00%, 10/1/27	8,650	8,876
Lake County School Board Refunding COPS, Series A (AG Insured),
5.00%, 6/1/27	1,945	2,024
5.00%, 6/1/28	1,135	1,204
Miami-Dade County School Board Refunding COPS, Series A,
5.00%, 5/1/27	8,840	9,177
Miami-Dade County Transit Sales Surtax Revenue Refunding Bonds,
5.00%, 7/1/26	8,955	9,151
Orlando Utilities Commission Utility System Revenue Refunding Bonds, Series A,
5.00%, 10/1/25	3,000	3,015
Palm Beach County Public Improvement Revenue Refunding Bonds, Series A,
5.00%, 11/1/25	1,000	1,002
Palm Beach County School Board Refunding COPS, Series A,
5.00%, 8/1/27	4,675	4,890
Reedy Creek Improvement District G.O. Limited Bonds,
5.00%, 6/1/27	1,315	1,340
Sarasota County School Board COPS, Master Lease Program,
5.00%, 7/1/26	1,375	1,405
		96,071
Georgia – 0.7%
Atlanta G.O. Unlimited Bonds, Series A-1, Social Bonds,
5.00%, 12/1/25	775	782
NORTHERN FUNDS QUARTERLY REPORT  226 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.8%continued
Georgia – 0.7%continued
Atlanta G.O. Unlimited Bonds, Series A-2,
5.00%, 12/1/25	$1,575	$1,589
Decatur Housing Authority MFH Variable Revenue Bonds, Philips Tower Project,
3.25%, 9/1/27(5) (6)	2,250	2,258
Gwinnett County School District G.O. Unlimited Refunding Bonds,
4.00%, 2/1/32	3,800	3,803
Municipal Electricity Authority of Georgia Revenue Refunding Bonds, Subseries A, Project 1 (BAM-TCRS Insured),
5.00%, 1/1/28	9,040	9,225
Paulding County School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 2/1/27	3,000	3,109
		20,766
Hawaii – 0.4%
Hawaii State G.O. Unlimited Bonds, Series FB,
5.00%, 4/1/27	6,895	7,013
Honolulu City & County G.O. Unlimited Refunding Bonds, Series C,
5.00%, 10/1/27	4,030	4,051
		11,064
Idaho – 1.0%
Idaho State Building Authority Sales Tax Revenue Bonds, Series A,
5.00%, 6/1/26	25,000	25,500
Kootenai County Coeur d'Alene School District No. 271 G.O. Unlimited Bonds (Idaho Sales Tax Guaranty Insured),
4.00%, 9/15/27	3,000	3,060
		28,560
Illinois – 2.7%
Chicago Midway Airport Revenue Refunding Bonds, Series A (AMT),
5.00%, 1/1/26	3,500	3,531
Chicago Park District G.O. Limited Refunding Bonds, Series C,
5.00%, 1/1/26	2,000	2,019
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.8%continued
Illinois – 2.7%continued
Chicago Transit Authority Sales Tax Receipts Revenue Refunding Bonds, Series A,
5.00%, 12/1/27	$2,250	$2,364
Chicago Wastewater Transmission Second Lien Revenue Refunding Bonds, Series B,
5.00%, 1/1/27	2,300	2,368
DuPage County Forest Preserve District G.O. Limited Bonds,
5.00%, 11/1/27	1,600	1,681
Illinois State Development Finance Authority Revenue Bonds, Zero Regency Park, Escrowed to Maturity,
0.00%, 7/15/25(9)	9,000	8,988
Illinois State Finance Authority Revenue Bonds, Northwestern University,
5.00%, 12/1/25	1,850	1,865
Illinois State Finance Authority Revenue Refunding Bonds, Silver Cross Hospital & Medical Centers,
5.00%, 8/15/35	6,565	6,580
Illinois State Finance Authority Variable Revenue Refunding Bonds, Field Museum of Natural History,
(Floating, U.S. SOFR + 1.20%), 4.31%, 9/1/25(3) (5)	9,530	9,524
Illinois State G.O. Unlimited Bonds, Series B,
5.00%, 10/1/26	7,000	7,157
5.00%, 10/1/27	3,430	3,564
Illinois State G.O. Unlimited Bonds, Series D,
3.25%, 11/1/26	6,855	6,844
5.00%, 11/1/26	12,435	12,739
Illinois State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 10/1/27	1,100	1,140
Illinois State Housing Development Authority Sustainable Revenue Bonds, Series N (GNMA, FNMA, FHLMC Insured),
3.70%, 10/1/25	800	801
3.80%, 10/1/26	600	605
FIXED INCOME FUNDS 227 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.8%continued
Illinois – 2.7%continued
Metropolitan Water Reclamation District of Greater Chicago G.O. Unlimited Refunding Bonds, Series A,
5.00%, 12/1/25	$1,000	$1,009
Springfield Electric Senior Lien Revenue Refunding Bonds (BAM Insured),
5.00%, 3/1/27	3,220	3,326
Will County G.O. Unlimited Bonds, Prerefunded,
5.00%, 11/15/25(7)	3,000	3,023
		79,128
Indiana – 0.5%
Carmel Clay Schools G.O. Limited Bonds (State Intercept Program),
5.00%, 1/15/27	2,405	2,486
Decatur Township Multi-School Building Corp. First Mortgage Multipurpose Revenue Refunding Bonds (State Intercept Program),
5.00%, 7/15/25	1,545	1,546
Indiana Finance Authority Wastewater Utility First Lien Revenue Refunding Bonds, CWA Authority Project,
5.00%, 10/1/25	1,075	1,080
Indiana State Finance Authority Revenue Refunding Bonds, Series A, Stadium Project,
5.00%, 2/1/26	1,765	1,786
5.00%, 2/1/28	2,710	2,853
Indiana State Finance Authority Variable Revenue Refunding Bonds, Deaconess Health System,
(Floating, SIFMA Municipal Swap Index Yield + 0.30%), 1.92%, 3/1/27(3) (5)	6,315	6,257
Westfield Washington Schools G.O. Limited Bonds (State Intercept Program),
5.00%, 7/15/25	250	250
		16,258
Kansas – 2.4%
Kansas State Department of Transportation Highway Revenue Refunding Bonds, Series A,
5.00%, 9/1/27	8,645	9,081
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.8%continued
Kansas – 2.4%continued
Manhattan G.O. Unlimited Temporary Notes,
4.00%, 6/15/28	$19,150	$19,325
Olathe Temporary Notes, Series A,
5.00%, 8/1/25	30,000	30,047
Spring Hill G.O. Unlimited Notes, Series B,
9/1/27(8)	9,990	10,106
Topeka G.O. Unlimited Refunding Bonds, Series A,
4.00%, 8/15/25	1,925	1,927
		70,486
Kentucky – 1.5%
Kentucky State Asset/Liability Commission Agency Fund Revenue Refunding Bonds, Federal Highway Trust Fund Project Notes,
5.00%, 9/1/26	6,290	6,453
Kentucky State Property & Buildings Commission Revenue Bonds, Series A, Project No. 132,
5.00%, 4/1/28	1,500	1,589
Kentucky State Public Energy Authority Gas Supply Variable Revenue Bonds, Series C,
4.00%, 2/1/28(5) (6)	12,995	13,061
Rural Water Financing Agency Public Projects Revenue Notes, Series D, Flexible Term Program,
5.00%, 8/1/25	11,880	11,896
Rural Water Financing Agency Revenue Bonds, Public Projects Construction Notes,
3.05%, 5/1/27	10,000	9,953
University of Kentucky General Receipts Revenue Refunding Bonds, Series A,
3.00%, 4/1/26	2,105	2,105
		45,057
Louisiana – 0.5%
Louisiana State Gas & Fuels Tax Second Lien Variable Revenue Refunding Bonds, Series A,
(Floating, U.S. SOFR + 0.50%), 3.61%, 5/1/26(3) (5)	12,015	11,994
NORTHERN FUNDS QUARTERLY REPORT  228 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.8%continued
Louisiana – 0.5%continued
Louisiana State Local Government Environmental Facilities & Community Development Authority Insurance Revenue Bonds, Louisiana Insurance Guaranty Association,
5.00%, 8/15/25	$3,000	$3,006
		15,000
Maine – 0.1%
Maine State Municipal Bond Bank Revenue Refunding Bonds, Series C,
5.00%, 11/1/27	2,150	2,262
Maryland – 0.9%
Anne Arundel County G.O. Limited Refunding Bonds, Consolidated General Improvements,
5.00%, 4/1/27	3,245	3,381
Charles County G.O. Limited Bonds,
5.00%, 10/1/27	3,815	4,020
Maryland Stadium Authority Built to Learn Revenue Bonds,
5.00%, 6/1/26	2,180	2,224
Maryland State G.O. Refunding Unlimited Bonds, Series B,
5.00%, 8/1/25	2,085	2,088
Maryland State G.O. Unlimited Refunding Bonds, Series B, Bid Group 1,
5.00%, 8/1/26	10,000	10,255
Maryland State Transportation Authority Revenue Refunding Bonds, Series A, Transportation Facilities Projects,
5.00%, 7/1/25	1,220	1,220
Montgomery County G.O. Unlimited Bonds, Series A,
5.00%, 8/1/25	4,500	4,508
		27,696
Massachusetts – 1.8%
Pembroke G.O. Limited BANS,
4.00%, 9/26/25	13,515	13,548
Quincy BANS,
5.00%, 7/25/25	16,000	16,017
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.8%continued
Massachusetts – 1.8%continued
Somerville G.O. Limited BANS, Series B,
5.00%, 7/1/26	$23,230	$23,704
		53,269
Michigan – 1.7%
Fraser Public Schools District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/27	2,850	2,960
Michigan State Finance Authority Variable Revenue Refunding Bonds, Beaumont-Spectrum Consolidation,
(Floating, SIFMA Municipal Swap Index Yield + 0.75%), 2.37%, 4/15/27(3) (5)	15,000	14,946
Michigan State HDA Rental Housing Revenue Bonds, Series A,
3.35%, 4/1/26	655	655
Michigan State Revenue Refunding GARVEE Bonds GANS,
5.00%, 3/15/27	4,435	4,612
Michigan State Strategic Fund Ltd. Obligation Revenue Refunding Bonds, Facility for Rare Isotope Beam,
5.00%, 12/1/26	3,090	3,186
Traverse City Area Public Schools G.O. Unlimited Bonds,
5.00%, 5/1/27	8,100	8,430
West Ottawa Public School District G.O. Unlimited Bonds, Series I,
5.00%, 11/1/26	9,125	9,389
Western Michigan University Revenue Refunding Bonds, Series A (AG Insured),
5.00%, 11/15/27	4,595	4,819
		48,997
Minnesota – 3.7%
Edina Independent School District No. 273 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program),
5.00%, 2/1/27	3,425	3,549
Hennepin County G.O. Unlimited Bonds, Series C,
5.00%, 12/15/25	4,405	4,448
FIXED INCOME FUNDS 229 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.8%continued
Minnesota – 3.7%continued
Minneapolis-St. Paul Metropolitan Airports Commission Senior Airport Revenue Refunding Bonds, Series A,
5.00%, 1/1/28	$11,705	$12,082
Minnesota Municipal Gas Agency Commodity Supply Variable Revenue Bonds, Series B,
(Floating, U.S. SOFR + 1.00%), 3.98%, 12/1/27(3) (5)	40,000	39,937
Minnesota State G.O. Unlimited Bonds, Series B,
5.00%, 8/1/25	5,000	5,009
5.00%, 8/1/27	1,770	1,857
Minnesota State Housing Finance Agency Revenue Bonds, Series G (HUD Sector 8 Program),
3.25%, 8/1/27	5,875	5,877
Minnesota State Rural Water Finance Authority Revenue BANS,
3.30%, 8/1/26	10,000	10,012
Moorhead Temporary Tax Increment Financing G.O. Unlimited Bonds,
4.00%, 10/1/27	18,845	19,233
Saint Paul Housing & Redevelopment Authority Health Care Facility Revenue Refunding Bonds, HealthPartners Obligated Group,
5.00%, 7/1/30	4,660	4,660
		106,664
Mississippi – 0.0%
Mississippi State Development Bank Special Obligation Revenue Bonds, Canton Public School District (AGM Insured), Prerefunded,
5.00%, 12/1/25(7)	1,530	1,544
Missouri – 1.8%
Fort Zumwalt School District G.O. Unlimited Bonds (State Aid Direct Deposit Program),
5.00%, 3/1/28	8,415	8,908
Jackson County Consolidated School District No. 4 G.O. Unlimited Refunding Bonds (State Aid Direct Deposit Program),
6.00%, 3/1/27	2,830	2,981
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.8%continued
Missouri – 1.8%continued
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Refunding Bonds, Prairie State Project,
5.00%, 12/1/26	$3,885	$4,004
Missouri State Highways & Transportation Commission State Road Revenue Bonds, Mega Project (State Appropriation Insured),
5.00%, 5/1/26	20,000	20,380
Missouri States Public Utilities Commission Revenue Refunding Bonds, Interim Construction Notes,
4.00%, 5/1/26	11,980	12,029
Platte County Reorganization School District No. R-3 Platte City G.O. Unlimited Bonds,
6.25%, 3/1/27	2,960	3,129
Ritenour School District G.O. Unlimited Refunding Bonds (State Aid Direct Deposit Program),
5.00%, 3/1/26	575	583
		52,014
Nevada – 1.1%
Clark County Airport Revenue Refunding Bonds (AMT), Jet Aviation Fuel Tax,
5.00%, 7/1/25	2,550	2,550
Clark County School District Building G.O. Limited Bonds, Series B (AGM-CR Insured),
5.00%, 6/15/27	2,900	3,031
Clark County School District G.O. Limited Refunding Bonds, Series B,
5.00%, 6/15/26	1,040	1,061
Las Vegas Valley Water District G.O. Limited Refunding Bonds, Series A,
5.00%, 6/1/26	1,075	1,077
Nevada State G.O. Limited Bonds, Series A,
5.00%, 4/1/27	24,175	25,186
		32,905
NORTHERN FUNDS QUARTERLY REPORT  230 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.8%continued
New Hampshire – 0.1%
New Hampshire State HFA Multi-Family Revenue Bonds, Series 3 (FHA Insured),
3.80%, 7/1/26	$1,000	$1,002
New Hampshire State Housing Finance Authority Multifamily Revenue Bonds, Series 4 (FHA Insured),
3.63%, 4/1/26	1,000	1,003
		2,005
New Jersey – 3.5%
Essex County G.O. Unlimited BANS,
7/8/26(8)	12,305	12,437
Jersey City Municipal Utilities Authority Water Project Revenue Notes (Municipal Government Gtd.),
5.00%, 5/1/26	15,510	15,738
Mercer County G.O. Unlimited Bonds,
3.00%, 2/15/26	2,830	2,829
Monmouth County Improvement Authority Revenue Bonds,
5.00%, 12/1/25	725	731
5.00%, 12/1/26	1,350	1,396
Monmouth County Improvement Authority Revenue Notes, Governmental Pooled Loan Project (County Gtd.),
4.00%, 3/13/26	35,000	35,233
New Jersey State EDA Revenue Refunding Bonds, Series BBB, Prerefunded,
5.50%, 12/15/26(7)	4,000	4,163
New Jersey State EDA Revenue Refunding Bonds, Series XX,
4.25%, 6/15/26	13,565	13,571
New Jersey State EDA Revenue School Facilities Construction Revenue Refunding Bonds, Series GGG,
5.25%, 9/1/26	5,000	5,137
New Jersey State Educational Facilities Authority Revenue Bonds, Higher Education Equipment Lease,
5.00%, 9/1/25	1,655	1,660
New Jersey State Turnpike Authority Revenue Bonds, Series B,
5.00%, 1/1/28	3,485	3,676
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.8%continued
New Jersey – 3.5%continued
New Jersey State Turnpike Authority Revenue Exchange Refunding Bonds, Series A,
5.00%, 1/1/27	$4,490	$4,638
		101,209
New Mexico – 0.5%
Albuquerque G.O. Unlimited Bonds, Series A,
5.00%, 7/1/26	1,715	1,754
Albuquerque Municipal School District No. 12 G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 8/1/26	2,150	2,201
New Mexico State G.O. Unlimited Bonds,
5.00%, 3/1/26	6,140	6,230
5.00%, 3/1/26	1,175	1,192
New Mexico State Severance Tax Revenue Bonds, Series A,
5.00%, 7/1/26	2,505	2,564
		13,941
New York – 9.2%
Herricks Union Free School District G.O. Unlimited BANS (State Aid Withholding),
4.00%, 7/30/25	13,875	13,886
Long Island Power Authority Electric System Variable Revenue Refunding Bonds, Series C,
(Floating, SIFMA Municipal Swap Index Yield + 0.45%), 2.07%, 9/1/25(3) (5)	11,500	11,491
Metropolitan Transportation Authority Sustainable Revenue Refunding Bonds, Series B,
5.00%, 11/15/27	2,675	2,802
Metropolitan Transportation Authority Variable Revenue Refunding Bonds, Subseries G-1,
(Floating, U.S. SOFR + 0.43%), 3.41%, 11/1/26(3)	590	589
Metropolitan Transportation Authority Variable Revenue Tender Notes,
(Floating, U.S. SOFR + 0.65%), 3.63%, 4/1/26(3) (5)	40,000	39,924
FIXED INCOME FUNDS 231 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.8%continued
New York – 9.2%continued
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series DD, Fiscal 2025,
5.00%, 6/15/28	$7,240	$7,752
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Fiscal 2016,
5.00%, 8/1/33	1,070	1,072
New York G.O. Unlimited Bonds, Series G, Subseries G-1,
5.00%, 2/1/28	16,995	17,995
New York G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/26	6,765	6,775
5.00%, 8/1/26	5,000	5,125
New York G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/26	2,500	2,562
New York G.O. Unlimited Refunding Bonds, Series C-1,
5.00%, 8/1/25	12,500	12,520
5.00%, 8/1/26	1,890	1,937
New York Multi-modal G.O. Unlimited Refunding Bonds, Fiscal 2025,
5.00%, 8/1/27	18,780	19,694
New York State Dorm Authority State Personal Income Tax Revenue Refunding Bonds, Series A, Escrowed to Maturity,
5.00%, 3/15/26	15,000	15,246
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program, Series A (AGM Insured),
4.00%, 10/1/25	4,165	4,177
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 246 (AMT),
5.00%, 9/1/27	15,005	15,575
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue BANS, Series A,
5.00%, 3/1/28	24,420	25,794
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.8%continued
New York – 9.2%continued
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, MTA Bridges & Tunnels, Green Bonds,
5.00%, 11/15/25	$3,500	$3,527
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Variable Revenue Refunding Bonds, Series E, Green Bonds,
(Floating, U.S. SOFR + 1.05%), 4.03%, 4/1/26(3)	15,560	15,560
Triborough Bridge and Tunnel Authority Subordinate Revenue BANS, Series A,
5.00%, 2/1/28	25,420	26,919
West Seneca G.O. Limited BANS,
4.00%, 2/6/26	16,999	17,094
		268,016
North Carolina – 1.5%
Charlotte Water & Sewer System Revenue Bonds,
5.00%, 7/1/25	750	750
East Carolina University Revenue Bonds, Series A,
5.00%, 10/1/27	1,225	1,241
Mecklenburg County G.O. Unlimited Bonds, Series A,
5.00%, 2/1/27	2,065	2,143
Mecklenburg County G.O. Unlimited Bonds, Series B,
5.00%, 2/1/27	13,680	14,196
North Carolina State Limited Obligation Revenue Bonds, Series B, Build NC Programs,
5.00%, 5/1/26	3,520	3,588
North Carolina State Medical Care Commission Health Care Facilities Revenue Refunding Bonds, Series A, Duke University Health System,
5.00%, 6/1/27	1,750	1,823
5.00%, 6/1/28	2,115	2,248
North Carolina State Revenue Refunding GARVEE Bonds,
5.00%, 3/1/28	12,640	13,391
NORTHERN FUNDS QUARTERLY REPORT  232 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.8%continued
North Carolina – 1.5%continued
Wake County Limited Obligation Revenue Bonds, Series A,
5.00%, 5/1/28	$3,400	$3,618
		42,998
Ohio – 1.5%
American Municipal Power-Ohio, Inc., Revenue Refunding Bonds, Prairie State Energy Campus Project,
5.00%, 2/15/26	3,000	3,038
5.00%, 2/15/27	6,765	7,002
Cleveland G.O. Limited refunding Bonds, Series A,
5.00%, 12/1/25	3,555	3,585
Hamilton Bond Anticipation Notes G.O. Limited BANS (State Standby NT Purchase),
4.00%, 12/17/25	1,675	1,681
Lake County G.O. Limited Notes,
4.00%, 9/24/25	7,000	7,010
Ohio State G.O. Limited Bonds, Series A,
5.00%, 5/1/27	8,135	8,492
Ohio State G.O. Limited Bonds, Series B,
5.00%, 11/1/26	12,035	12,415
Ohio State G.O. Unlimited Bonds, Series Y,
5.00%, 5/1/26	1,000	1,019
		44,242
Oklahoma – 1.6%
Cleveland County Independent School District No. 2 G.O. Unlimited Bonds,
4.00%, 3/1/27	5,520	5,628
4.00%, 3/1/28	7,440	7,673
Oklahoma County Independent School District No. 1 G.O. Unlimited Bonds,
3.25%, 5/1/27	17,375	17,451
Oklahoma County Independent School District No. 12 G.O. Unlimited Bonds,
4.00%, 3/1/27	3,425	3,496
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.8%continued
Oklahoma – 1.6%continued
Oklahoma State Capitol Improvement Authority State Highways Capital Improvement Revenue Bonds, Department of Transportation Project,
5.00%, 7/1/28	$510	$544
Tulsa County Industrial Authority Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project,
5.00%, 9/1/27	8,480	8,886
Tulsa G.O. Unlimited Bonds, Series D,
3.00%, 10/1/26	3,000	3,000
		46,678
Oregon – 1.5%
Clackamas & Washington Counties Joint School District No. 3 West Linn-Wilsonville G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 6/15/27	2,810	2,937
5.00%, 6/15/28	6,700	7,153
Multnomah County School District No. 7 Reynolds G.O. Unlimited Bonds, Series A (School Board Guaranty Program),
5.00%, 6/15/26	2,225	2,226
Multnomah County School District No. 7 Reynolds G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 6/15/27	4,680	4,878
5.00%, 6/15/28	695	739
Oregon State Department of Administrative Services Lottery Revenue Refunding Bonds, Series A,
5.00%, 4/1/27	5,000	5,201
5.00%, 4/1/28	10,000	10,633
Port of Portland Airport Revenue Bonds, Series 28 (AMT),
5.00%, 7/1/25	2,500	2,500
Portland Sewer System Second Lien Revenue Refunding Bonds,
5.00%, 6/1/27	5,000	5,225
FIXED INCOME FUNDS 233 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.8%continued
Oregon – 1.5%continued
Union County Hospital Facility Authority Revenue Bonds, Grand Ronde Hospital Project,
5.00%, 7/1/25	$125	$125
Washington County School District No. 48J Beaverton G.O. Unlimited Bonds, Series B (School Board Guaranty Program),
5.00%, 6/15/28	1,355	1,446
		43,063
Pennsylvania – 4.5%
Allegheny County Higher Education Building Authority College Variable Revenue Refunding Bonds, Carnegie Mellon University,
(Floating, U.S. SOFR + 0.29%), 3.40%, 8/1/27(3) (5)	5,000	4,976
Allegheny County Hospital Development Authority UPMC Variable Revenue Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.70%), 2.32%, 5/15/27(3) (5)	40,000	39,546
Bethlehem Area School District Authority Variable Revenue Refunding Bonds, Bethlehem Area School (State Aid Withholding),
(Floating, U.S. SOFR + 0.35%), 3.33%, 11/1/25(3) (5)	1,250	1,246
Centre County Hospital Authority Revenue Refunding Bonds, Mount Nittany Medical Center Project, Prerefunded,
5.00%, 11/15/25(7)	6,250	6,295
Delaware Valley Regional Financial Authority Variable Revenue Bonds, Series B,
(Floating, SIFMA Municipal Swap Index Yield + 0.40%), 2.02%, 3/1/26(3) (5)	7,000	6,969
Delaware Valley Regional Financial Authority Variable Revenue Bonds, Series C,
(Floating, U.S. SOFR + 0.49%), 3.47%, 3/1/27(3) (5)	11,000	10,970
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.8%continued
Pennsylvania – 4.5%continued
Northampton County General Purpose Authority Hospital Revenue Refunding Bonds, St Luke's University Health,
5.00%, 8/15/25	$1,400	$1,403
Pennsylvania State Economic Development Financing Authority UPMC Revenue Refunding Bonds, Series B, UPMC Obligated Group,
5.00%, 3/15/27	2,680	2,771
5.00%, 3/15/28	3,500	3,675
Pennsylvania State G.O Unlimited Bonds, Second Series of 2016,
5.00%, 9/15/27	7,170	7,355
Pennsylvania State G.O. Unlimited Bonds, First Series of 2024, Bid Group C,
5.00%, 8/15/27	9,415	9,870
Pennsylvania State G.O. Unlimited First Refunding Bonds, Series A,
5.00%, 8/15/26	12,225	12,541
Pennsylvania State Higher Educational Facilities Authority Revenue Refunding Bonds, University of Pennsylvania,
8/15/26(8)	2,240	2,294
Pennsylvania State Turnpike Commission Registration Fee Variable Revenue Refunding Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.85%), 2.47%, 7/15/26(3) (5)	2,500	2,495
Philadelphia G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/28	2,725	2,899
Philadelphia Water & Wastewater Revenue Refunding Bonds, Series B (AGM Insured),
5.00%, 9/1/25	2,000	2,006
University of Pittsburgh - of The Commonwealth System of Higher Education Revenue Refunding Bonds,
4.00%, 4/15/26	14,110	14,217
		131,528
NORTHERN FUNDS QUARTERLY REPORT  234 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.8%continued
Rhode Island – 0.9%
Bristol Warren Regional School District G.O. Unlimited BANS, Series 1,
5.00%, 6/4/26	$25,000	$25,425
Rhode Island State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/26	1,040	1,066
5.00%, 8/1/27	1,210	1,268
		27,759
South Carolina – 0.3%
Greenville County School District Installment Purchase Revenue Refunding Bonds, South Carolina Project,
5.00%, 12/1/25	3,125	3,150
Lancaster County School Public Facilities Corp. Installment Purchase Revenue Bonds, Lancaster County Project,
5.00%, 6/1/26	375	382
South Carolina State Public Service Authority Revenue Refunding Bonds, Series B,
5.00%, 12/1/26	4,395	4,526
		8,058
Tennessee – 1.1%
Johnson City Health & Educational Facilities Board Multifamily Variable Revenue Bonds, Tapestry At Roan Hill (Housing & Urban Development Sector 8 Program),
3.60%, 12/1/26(5) (6)	3,000	3,021
Metropolitan Government Nashville & Davidson County Electric Revenue Bonds, Series A,
5.00%, 5/15/26	1,000	1,021
Metropolitan Government Nashville & Davidson County Electric Revenue Refunding Bonds, Series B,
5.00%, 5/15/26	2,200	2,245
Metropolitan Government of Nashville & Davidson County G.O. Unlimited Improvement Bonds, Series C,
5.00%, 7/1/26	9,225	9,236
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.8%continued
Tennessee – 1.1%continued
Metropolitan Nashville Airport Authority Subordinate Revenue Bonds, Series B (AMT),
5.00%, 7/1/25	$1,200	$1,200
Tennessee Housing Development Agency Residential Finance Program Revenue Bonds, Series 2B,
3.30%, 1/1/28	1,750	1,750
Tennessee State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/26	12,680	12,923
		31,396
Texas – 7.4%
Aldine Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/27	1,450	1,506
Arlington Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/27	13,965	14,507
Austin G.O. Limited Refunding Bonds,
5.00%, 9/1/25	3,225	3,236
Austin Independent School District G.O. Unlimited Bonds,
5.00%, 8/1/25	5,000	5,008
Austin Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.), Prerefunded,
5.00%, 8/1/25(7)	2,035	2,038
Austin Water & Wastewater System Revenue Refunding Bonds,
5.00%, 11/15/25	1,000	1,008
Central Texas Regional Mobility Authority Senior Lien Revenue Bonds, Series A, Prerefunded,
5.00%, 7/1/25(7)	8,890	8,890
5.00%, 7/1/25(7)	7,085	7,085
Clifton Higher Education Finance Corp. Education Revenue Refunding Bonds, International Leadership of Texas, Inc. (PSF, Gtd.),
5.00%, 2/15/27	3,000	3,102
Collin County Community College District G.O. Limited Bonds, Series A,
5.00%, 8/15/25	1,760	1,764
FIXED INCOME FUNDS 235 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.8%continued
Texas – 7.4%continued
Collin County Community College District G.O. Unlimited Bonds,
5.00%, 8/15/27	$5,580	$5,843
Collin County Permanent Improvement G.O. Limited Bonds,
5.00%, 2/15/26	2,315	2,347
5.00%, 2/15/26	1,030	1,044
Dallas G.O. Limited Bonds, Series A,
5.00%, 8/15/27	1,160	1,216
Dallas Improvement G.O. Limited Refunding Bonds,
5.00%, 2/15/26	4,000	4,051
Dallas Independent School District G.O. Unlimited Bonds, Series C (PSF, Gtd.),
5.00%, 2/15/28	12,000	12,720
Dallas Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.),
5.00%, 2/15/27	975	1,013
5.00%, 2/15/28	2,285	2,422
El Paso County Certificates of Obligation G.O. Limited Bonds,
8/15/26(8)	1,275	1,306
El Paso County G.O. Limited Bonds,
8/15/26(8)	4,000	4,096
Fort Bend Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 8/15/26	1,360	1,395
Fort Worth Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 2/15/27	2,570	2,670
Fort Worth Water & Sewer System Revenue Refunding Bonds,
4.00%, 2/15/27	4,455	4,557
Frisco Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 2/15/28	4,850	5,141
Garland Certificates of Obligation G.O. Limited Bonds,
5.00%, 2/15/27	1,000	1,035
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.8%continued
Texas – 7.4%continued
Harris County Flood Control District G.O. Limited Bonds, Series A,
5.00%, 10/1/25	$1,500	$1,507
Harris County Flood Control District G.O. Limited Bonds, Series A, Sustainability Bond,
5.00%, 10/1/25	375	377
Harris County Permanent Improvement G.O. Limited Refunding Bonds, Series A,
5.00%, 10/1/25	1,825	1,835
Houston Independent School District G.O. Limited Refunding Bonds, Series B (PSF, Gtd.),
5.00%, 2/15/27	9,000	9,349
Houston Independent School District Public Facility Corp. Lease Revenue Refunding Bonds,
5.00%, 9/15/25	1,880	1,887
Houston Utility System Subordinate First Lien Revenue Refunding Bonds,
5.00%, 11/15/25	10,000	10,082
Irving Waterworks & Sewer Revenue Refunding Bonds,
5.00%, 8/15/26	1,585	1,624
Lower Colorado River Authority Revenue Refunding Bonds, Series D,
5.00%, 5/15/30	4,450	4,456
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services,
5.00%, 5/15/27	4,000	4,147
Lubbock Electric Light & Power System Revenue Refunding Bonds,
5.00%, 4/15/26	675	686
Maricopa County Industrial Development Authority Education Revenue Bonds, Legacy Traditional Schools Project,
5.00%, 5/15/27	2,100	2,177
North Texas State Municipal District Water System Revenue Refunding & Improvement Bonds,
5.00%, 9/1/26	5,000	5,009
NORTHERN FUNDS QUARTERLY REPORT  236 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.8%continued
Texas – 7.4%continued
North Texas State Municipal Water District Water System Revenue Refunding Bonds,
9/1/27(8)	$3,450	$3,607
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/26	4,000	4,046
Oklahoma County Independent School District 1, Putnam City Board of Education Revenue Bonds,
5.00%, 5/15/28	1,565	1,657
Pasadena Independent School District G.O. Unlimited Refunding Bonds,
5.00%, 2/15/26	1,000	1,013
Pearland Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 2/15/28	1,500	1,589
Plano G.O. Limited Refunding Bonds,
5.00%, 9/1/27	3,250	3,410
Plano Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/27	11,000	11,414
Prosper Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 2/15/27	2,110	2,188
Richardson City G.O. Limited Bonds,
5.00%, 2/15/27	2,000	2,074
Round Rock Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 8/1/26	7,440	7,630
San Antonio Electric & Gas Junior Lien Variable Revenue Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.87%), 2.49%, 12/1/25(3) (5)	10,000	9,996
San Antonio Electric & Gas Revenue Refunding Bonds,
5.00%, 2/1/27	4,745	4,921
San Antonio Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.),
5.00%, 8/15/26	1,590	1,630
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.8%continued
Texas – 7.4%continued
Texas State Affordable Housing Corp. Multifamily Housing Variable Revenue Bonds, Norman Commons,
3.63%, 1/1/27(5) (6)	$3,400	$3,427
Texas State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/25	5,040	5,048
Texas State G.O. Unlimited Refunding Bonds, Series B-1,
5.00%, 8/1/25	2,000	2,003
Texas State Water Development Board Revolving Fund Revenue Bonds,
5.00%, 8/1/26	3,865	3,964
University of Texas Revenue Bonds, Series E,
5.00%, 8/15/25	2,695	2,701
Williamson County G.O. Unlimited Bonds,
5.00%, 2/15/27	900	934
		215,388
Virginia – 0.6%
Spotsylvania County Water & Sewer System Revenue Refunding Bonds,
5.00%, 6/1/26	1,000	1,002
Virginia State Public School Authority School Financing Revenue Refunding Bonds, 1997 Resolution, Series B (State Aid Withholding),
5.00%, 8/1/28	12,460	13,328
Virginia State Resources Authority Infrastructure Revenue Refunding Bonds, Virginia Pooled Financing Program,
5.00%, 11/1/27	2,095	2,211
		16,541
Washington – 4.9%
Central Puget Sound Regional Transit Authority Sales & Use Tax Variable Revenue Bonds, Series 2015S, Green Bond,
(Floating, SIFMA Municipal Swap Index Yield + 0.20%), 1.82%, 11/1/26(3) (5)	24,000	23,805
FIXED INCOME FUNDS 237 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.8%continued
Washington – 4.9%continued
Chelan County Public Utility District No. 1 Revenue Refunding Bonds, Series A,
5.00%, 7/1/25	$1,000	$1,000
Clark County School District No. 114 G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/25	2,750	2,773
Energy Northwest Electric Revenue Refunding Bonds, Series A, Project 1,
5.00%, 7/1/28	3,260	3,483
Energy Northwest Electric Subordinate Revenue Refunding Bonds, Series A, Project 1,
5.00%, 7/1/28	7,565	7,565
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 1/1/26(7)	2,335	2,359
King & Pierce County School District No. 408 Auburn G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/25	1,350	1,362
King County G.O. Limited Refunding Bonds, Series B,
5.00%, 12/1/26	6,730	6,955
King County School District No. 400 Mercer Island G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/26	1,750	1,808
King County School District No. 401 Highline G.O. Unlimited Refunding Bonds, Series B (School Board Guaranty Program),
5.00%, 12/1/25	2,700	2,725
Port of Seattle Intermediate Lien Revenue Bonds (AMT),
5.00%, 4/1/28	2,055	2,144
Seattle Municipal Light & Power Variable Revenue Refunding Bonds, Series B,
(Floating, SIFMA Municipal Swap Index Yield + 0.25%), 1.87%, 11/1/26(3) (5)	7,520	7,436
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.8%continued
Washington – 4.9%continued
Washington State COPS, State & Local Agency Real & Personal Property,
5.00%, 1/1/28	$6,800	$7,187
Washington State G.O. Unlimited Refunding Bonds, Series R 2022-C, Bid Group 1,
5.00%, 7/1/25	7,000	7,000
Washington State G.O. Unlimited Refunding Bonds, Series R-2022C, Bid Group 1,
4.00%, 7/1/26	2,125	2,154
Washington State G.O. Unlimited Refunding Bonds, Series R-2022C, Bid Group 2,
4.00%, 7/1/27	6,000	6,172
Washington State G.O. Unlimited Refunding Bonds, Series R-2022D, Group 1,
5.00%, 7/1/25	2,265	2,265
Washington State G.O. Unlimited Refunding Bonds, Series R-2023B,
5.00%, 7/1/26	9,465	9,688
Washington State G.O. Unlimited Refunding Bonds, Series R-2024A,
5.00%, 2/1/27	4,325	4,488
Washington State G.O. Unlimited Refunding Bonds, Series R-2024C,
5.00%, 8/1/26	15,720	16,121
Washington State G.O. Unlimited Refunding Bonds, Series R-2025B,
5.00%, 7/1/27	22,525	23,608
Washington State Health Care Facilities Authority Revenue Refunding Bonds, Series B, Multicare Health System,
5.00%, 8/15/25	450	451
		142,549
West Virginia – 0.0%
West Virginia State Housing Development Fund Sustainable Revenue Bonds, Series D,
3.50%, 5/1/26	500	500
3.55%, 11/1/26	475	476
		976
NORTHERN FUNDS QUARTERLY REPORT  238 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.8%continued
Wisconsin – 0.4%
Madison Metropolitan School District G.O. Unlimited Promissory Notes, Series A,
5.00%, 3/1/27	$1,825	$1,896
5.00%, 3/1/28	2,560	2,717
PMA Levy & Aid Revenue Notes, Series A, Anticipation Notes Program,
5.00%, 9/24/25	7,980	8,012
		12,625
Wyoming – 0.1%
Sweetwater County 2023 Specific Purpose Tax Joint Powers Board Revenue Bonds,
6.00%, 6/15/26	2,655	2,732
Total Municipal Bonds
(Cost $2,264,425)		2,268,080

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.15%(10) (11)	16,989,626	$16,990
Total Investment Companies
(Cost $16,990)		16,990

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 10.1%
Alvarado Independent School District Variable G.O. Unlimited Bonds (PSF, Gtd.),
2.75%, 8/15/25(5) (6)	$2,000	$1,997
Austin Public Improvements G.O. Limited Refunding Bonds,
5.00%, 9/1/25	4,400	4,414
Baltimore County G.O. Unlimited Refunding Bonds, Metropolitan District Bond,
5.00%, 7/1/25	5,945	5,945
Bedford City School District G.O. Unlimited Notes (State Standby NT Purchase),
4.50%, 9/4/25	23,580	23,641
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 10.1%continued
California State Health Facilities Financing Authority Revenue Refunding Bonds, Providence St. Joseph Health,
2.00%, 10/1/25(5) (6)	$8,225	$8,204
California State Municipal Finance Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Series A, Waste Management, Inc.,
4.13%, 10/1/25(5) (6)	4,000	4,000
Charleston G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 9/1/25	3,970	3,983
Charleston G.O. Unlimited Bonds, Series B (State Aid Withholding),
5.00%, 9/1/25	5,545	5,564
Clifton Higher Education Finance Corp. Revenue Refunding Bonds, International Leadership of Texas (PSF, Gtd.),
5.00%, 2/15/26	2,225	2,252
Connecticut State Health & Educational Facilities Authority Variable Revenue Bonds, Series A,
2.80%, 2/10/26(5) (6)	5,000	4,968
Connecticut State Health & Educational Facilities Authority Variable Revenue Bonds, Series C-2,
2.80%, 2/3/26(5) (6)	9,635	9,581
Cuyahoga Metropolitan Housing Authority Multifamily Housing Variable Revenue Bonds, Wade Park Apartments (FHA Insured, HUD Sector 8 Program),
4.75%, 12/1/25(5) (6)	2,000	2,011
Denver City & County Refunding COPS, Willington E. Webb Municipal,
5.00%, 12/1/25	5,000	5,038
Essex County Improvement Authority Revenue Notes, Essex County Family Court Building Project (County Gtd.),
5.00%, 3/17/26	2,485	2,521
Fraser Public Schools District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/26	1,415	1,439
FIXED INCOME FUNDS 239 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 10.1%continued
Garland Certificates of Obligation G.O. Limited Bonds,
5.00%, 2/15/26	$1,000	$1,013
Great Lakes Water Authority Sewage Disposal System Senior Lien Revenue Refunding Bonds, Series A,
5.00%, 7/1/25	9,410	9,410
Great Lakes Water Authority Water Supply System Second Lien Revenue Refunding Bonds, Series A,
5.00%, 7/1/25	2,500	2,500
Harris County-Houston Sports Authority Senior Lien Revenue Refunding Bonds, Series A (AGC Insured),
5.00%, 11/15/25	15,430	15,539
Indiana State Finance Authority Health System Revenue Bonds, Indiana University Health,
2.25%, 7/1/25(5) (6)	10,000	10,000
Indiana State Finance Authority Revenue Refunding Bonds, Series A, Stadium Project,
5.00%, 2/1/26	5,000	5,059
Knox County Health Educational & Housing Facility Board Multifamily Housing Variable Revenue Bonds, Westview Towers Project (HUD Sector 8 Program),
3.95%, 12/1/25(5) (6)	3,500	3,505
Long Beach Unified School District G.O. Unlimited Bonds, Series C,
5.00%, 5/15/26	2,800	2,850
Long Beach Unified School District G.O. Unlimited Bonds, Series C, Election of 2016,
5.00%, 8/1/25	9,090	9,105
Los Angeles TRANS,
6/25/26(8)	12,625	12,880
Maryland State G.O. Unlimited Refunding Bonds, Series B,
4.00%, 8/1/25	16,725	16,739
Miami-Dade County HFA MFH Revenue Variable Revenue Bonds, Quail Roost Transit Village I (HUD Sector 8 Program),
5.00%, 9/1/25(5) (6)	2,500	2,507
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 10.1%continued
Michigan State Finance Authority Revenue Notes, Series A-1 (State Aid Withholding),
5.00%, 7/21/25	$6,655	$6,662
Minnesota State G.O. Unlimited Refunding Bonds, Series D,
5.00%, 8/1/25	17,800	17,830
Monroe County Development Authority Pollution Control Variable Revenue Refunding Bonds, Georgia Power Company Plant Scherer,
3.88%, 3/6/26(5) (6)	1,000	1,003
Montgomery County G.O. Unlimited Refunding Bonds, Series C,
5.00%, 10/1/25	2,585	2,599
Natomas Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/25	9,280	9,296
New Jersey State EDA School Facilities Construction Revenue Refunding Bonds, Series GGG,
5.25%, 9/1/25	3,000	3,010
New York G.O. Unlimited Bonds, Subseries J-4,
5.00%, 8/1/25	10,840	10,858
North Carolina State Medical Care Commission Health Care Facilities Revenue Refunding Bonds, Series A, Duke University Health System,
5.00%, 6/1/26	3,055	3,114
North Carolina State Revenue Refunding GARVEE Bonds,
5.00%, 3/1/26	4,020	4,079
Oklahoma State Capitol Improvement Authority State Highways Capital Improvement Revenue Refunding Bonds, Department of Transportation Project,
5.00%, 7/1/25	3,900	3,900
Pennsylvania State G.O. Unlimited First Refunding Bonds, Series B,
5.00%, 8/15/25	20,000	20,050
Platte County Reorganized School District No. R-3 G.O. Unlimited Bonds,
6.25%, 3/1/26	2,690	2,751
NORTHERN FUNDS QUARTERLY REPORT  240 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 10.1%continued
PMA Levy & Aid Revenue Notes, Series A, Anticipation Notes Program,
5.00%, 8/26/25	$9,690	$9,718
5.00%, 9/24/25	10,000	10,040
Rockford Public School District G.O. Unlimited Bonds, Series III (Q-SBLF Insured),
5.00%, 5/1/26	6,185	6,289
San Antonio Housing Trust Public Facility Corp. MFH Variable Revenue Bonds, Country Club Village,
4.00%, 8/1/25(5) (6)	1,500	1,500
Seminole County School District Sales TRB (AG Insured),
5.00%, 10/1/25	4,180	4,201
Total Short-Term Investments
(Cost $293,607)		293,565

Total Investments – 101.9%
(Cost $2,964,948)		2,969,829
Liabilities less Other Assets – (1.9%)		(55,050)
NET ASSETS – 100.0%		$2,914,779

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At June 30,
2025, the value of these securities amounted to approximately
$60,814,000 or 2.1% of net assets.

(2)	Step coupon bond. Rate as of June 30, 2025 is disclosed.
(3)	Variable or floating rate security. Rate as of June 30, 2025 is disclosed.
(4)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2025.
(5)	Maturity date represents the puttable date.
(6)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of June 30,
2025 is disclosed.

(7)	Maturity date represents the prerefunded date.
(8)	When-Issued Security. Coupon rate is not in effect at June 30, 2025.
(9)	Zero coupon bond.
(10)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(11)	7-day current yield as of June 30, 2025 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

CR - Custody Receipt

CWA - Clean Water Act

EDA - Economic Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GANS - Grant Anticipation Notes

GARVEE - Grant Anticipation Revenue Vehicle

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HDA - Housing Development Authority

HFA - Housing Finance Authority

HUD - Housing and Urban Development

IDA - Industrial Development Authority

LCRA - Lower Colorado River Authority

MFH - Multi-Family Housing

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SIFMA - Securities Industry and Financial Markets Association

SOFR - Secured Overnight Financing Rate

TCRS - Transferable Custodial Receipts

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
FIXED INCOME FUNDS 241 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$34,163	$—	$34,163
Commercial Paper(1)	—	109,496	—	109,496
Corporate Bonds(1)	—	131,697	—	131,697
Foreign Issuer Bonds(1)	—	115,838	—	115,838
Municipal Bonds(1)	—	2,268,080	—	2,268,080
Investment Companies	16,990	—	—	16,990
Short-Term Investments	—	293,565	—	293,565
Total Investments	$16,990	$2,952,839	$—	$2,969,829

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$28,926	$564,258	$576,194	$432	$16,990	16,989,626
NORTHERN FUNDS QUARTERLY REPORT  242 FIXED INCOME FUNDS

Schedule of Investments

TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 98.3%
Alabama – 2.4%
Black Belt Energy District Gas Project Revenue Bonds, Series B,
5.00%, 9/1/32(1) (2)	$1,500	$1,579
Black Belt Energy District Gas Project Revenue Bonds, Series D,
5.00%, 11/1/32	4,000	4,250
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds, Series D1,
4.00%, 6/1/27(1) (2)	5,000	5,042
Jefferson County Sewer Revenue Refunding Warrants,
5.50%, 10/1/53	2,425	2,486
Limestone County Water & Sewer Revenue Bonds,
5.00%, 12/1/44	500	518
Southeast Energy Authority Commodity Supply Variable Revenue Bonds, Series A-1, Project No. 3,
5.50%, 12/1/29(1) (2)	1,000	1,067
Southeast Energy Authority Cooperative District Energy Supply Revenue Bonds, Series C,
5.00%, 2/1/31(1) (2)	3,000	3,168
		18,110
Alaska – 0.3%
Anchorage Port Revenue Bonds, Series A (AMT),
5.50%, 2/1/33	2,120	2,377
Arizona – 1.5%
Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,
5.00%, 7/1/43	2,000	2,018
Arizona State IDA National Charter School Revolving Loan Fund Revenue Bonds, Equitable School Revenue, Social Bonds,
4.00%, 11/1/46	1,000	838
Maricopa County Industrial Development Authority Variable Revenue Bonds, Series A-2, Banner Health,
5.00%, 5/15/28(1) (2)	4,000	4,198
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
Arizona – 1.5%continued
Maricopa County Roosevelt Elementary School District No. 66 G.O. Unlimited Bonds (BAM Insured),
5.00%, 7/1/40	$730	$766
Phoenix Civic Improvement Corp. Airport Senior Lien Revenue Refunding Bonds (AMT),
5.00%, 7/1/31	2,500	2,698
Pinal County Unified School District No. 20 G.O. Unlimited Bonds, Series A, Maricopa Project of 2024 (BAM Insured),
5.00%, 7/1/43	1,000	1,038
		11,556
Arkansas – 0.4%
Little Rock School District G.O. Limited Refunding Bonds, Series A (AGM Insured State Aid Withholding),
2.00%, 2/1/34	2,610	2,149
2.25%, 2/1/41	1,000	666
		2,815
California – 7.8%
Alameda Corridor Transportation Authority Senior Lien Convertible Revenue Refunding CABS, Series A,
(Step to 5.40% on 10/1/37), 0.00%, 10/1/50(3)	1,500	835
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 8/1/31(1) (2)	1,095	1,088
California Community Choice Financing Authority Revenue Bonds, Clean Energy Project,
5.00%, 4/1/32(1) (2)	9,000	9,483
California Community Choice Financing Authority Sustainable Revenue Bonds, Clean Energy Project,
5.00%, 8/1/33(1) (2)	3,000	3,216
California Community Choice Financing Authority Variable Sustainable Revenue Bonds, Clean Energy Project,
5.00%, 9/1/32(1) (2)	6,895	7,334
FIXED INCOME FUNDS 243 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
California – 7.8%continued
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	$3,270	$3,051
California School Finance Authority Educational Facilities Revenue Bonds, Series A,
4.00%, 7/1/55	1,075	859
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	75	75
California State Health Facilities Financing Authority Variable Revenue Bonds, Providence St. Joseph Health,
10/1/32(1) (4)	2,500	2,690
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/43	2,000	1,992
California State Municipal Finance Authority Student Housing Revenue Bonds, Orchard Park Student Housing Project, Green Bonds (BAM Insured),
3.00%, 5/15/54	1,000	708
California State Various Purpose G.O. Unlimited Bonds,
5.25%, 10/1/39	5,000	5,050
Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/34	3,000	3,077
Los Angeles Department of Airports Senior Revenue Bonds, Series C (AMT),
5.00%, 5/15/33	3,500	3,686
Los Angeles Department of Water & Power System Revenue Bonds, Series C,
5.00%, 7/1/37	2,380	2,431
Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series A,
5.00%, 7/1/50	1,245	1,254
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
California – 7.8%continued
Los Angeles Department of Water & Power Waterworks Revenue Refunding Bonds, Series A,
5.00%, 7/1/38	$1,300	$1,302
Los Angeles Department of Water & Power Waterworks Revenue Refunding Bonds, Series B,
5.00%, 7/1/36	1,370	1,461
San Francisco Bay Area Rapid Transit District G.O. Unlimited Bonds, Election of 2016, Green Bonds,
4.00%, 8/1/47	5,000	4,627
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/42	1,500	1,501
San Francisco City & County Commission International Airport Revenue Bonds, Second Series A (AMT),
5.00%, 5/1/33	2,500	2,718
		58,438
Colorado – 7.6%
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), Prerefunded,
5.25%, 12/1/26(5)	225	233
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B, Unrefunded Balance (State Aid Withholding),
5.25%, 12/1/40	4,775	4,881
Adams County School District No. 14 G.O. Unlimited Bonds (State Aid Withholding),
5.50%, 12/1/44	2,620	2,829
Arapahoe County School District No. 6 Littleton G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.50%, 12/1/43	5,000	5,206
Centennial Water & Sanitation District Water & Wastewater Revenue Bonds,
5.00%, 12/1/53	3,900	4,018
NORTHERN FUNDS QUARTERLY REPORT  244 FIXED INCOME FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
Colorado – 7.6%continued
Central Weld County Water District Revenue Bonds (BAM Insured),
5.00%, 12/1/45	$1,100	$1,122
5.00%, 12/1/50	1,000	1,011
Colorado State COPS,
6.00%, 12/15/39	5,000	5,657
Colorado State COPS, Series A,
4.00%, 12/15/37	10,000	9,874
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series A, University of Denver Project,
5.00%, 3/1/40	2,500	2,533
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Adventist Health System Sunbelt,
4.00%, 11/15/41	1,000	939
Colorado State School of Mines Institutional Enterprise Revenue Bonds, Series B,
5.00%, 12/1/42	3,400	3,391
Denver City & County Airport Revenue Bonds, Series A (AMT),
5.00%, 11/15/37	2,000	2,082
5.00%, 11/15/41	1,000	1,013
Denver City & County Airport System Subordinate Revenue Refunding Bonds (AMT), Series A,
5.00%, 12/1/43	2,000	1,994
Denver City & County Dedicated Tax Revenue CABS, Series A-2,
0.00%, 8/1/37(6)	2,750	1,573
0.00%, 8/1/39(6)	2,805	1,406
Denver City & County Dedicated Tax Revenue Refunding & Improvement Bonds, Series A,
5.00%, 8/1/42	1,500	1,513
Denver Health & Hospital Authority Healthcare Revenue Bonds, Series A,
5.13%, 12/1/50	1,000	989
Fremont County School District RE-1 Canon City G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 12/1/48	1,000	1,027
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
Colorado – 7.6%continued
Weld County School District No. Re-7 Platte Valley G.O Unlimited Bonds (State Aid Withholding),
5.00%, 12/1/32	$1,200	$1,360
Windy Gap Firming Project Water Activity Enterprise Revenue Bonds,
5.00%, 7/15/46	2,000	2,042
		56,693
Connecticut – 1.9%
Connecticut State Health and Educational Facilities Authority Variable Revenue Refunding Bonds, Yale New Haven Health Issue,
5.00%, 7/1/29(1) (2)	7,050	7,514
Connecticut State Special Tax Obligation Revenue Bonds, Series A, Transportation Infrastructure,
5.00%, 8/1/34	3,000	3,002
Connecticut State Special Tax Obligation Revenue Bonds, Transportation Infrastructure,
5.00%, 7/1/39	565	613
University of Connecticut Revenue Bonds, Series A,
5.25%, 11/15/47	3,000	3,045
		14,174
District of Columbia – 2.8%
District of Columbia G.O. Unlimited Bonds, Series A,
5.00%, 8/1/41	1,930	2,047
5.00%, 6/1/43	5,000	5,038
District of Columbia Income Tax Secured Revenue Refunding Bonds, Series A,
5.00%, 6/1/50	2,750	2,805
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/33	3,000	3,263
10/1/34(4)	2,750	2,973
Washington Metropolitan Area Transit Authority Gross Revenue Bonds,
5.00%, 7/1/38	1,800	1,818
5.00%, 7/1/43	3,000	3,008
		20,952
FIXED INCOME FUNDS 245 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
Florida – 8.8%
Broward County Airport System Revenue Bonds (AMT),
5.00%, 10/1/42	$2,500	$2,493
Davie Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project,
5.00%, 4/1/48	2,000	1,986
Duval County School Board Refunding COPS, Series A (AG Insured),
5.00%, 7/1/33	1,250	1,399
Florida State Development Finance Corp. Educational Facility Revenue Bonds, Mater Academy Project, Series A,
5.00%, 6/15/50	2,000	1,883
Florida State Development Finance Corp. Revenue Refunding Bonds, Brightline Florida Passenger Rail Project (AMT),
5.00%, 7/1/41	1,000	910
Fort Myers Utility Revenue Refunding Bonds,
5.25%, 10/1/53	3,145	3,263
Greater Orlando Aviation Authority Airport Facilities Priority Subordinated Revenue Bonds, Series A (AMT),
5.00%, 10/1/42	1,965	1,965
Greater Orlando Aviation Authority Airport Facilities Revenue Bonds (AMT),
5.00%, 10/1/32	1,300	1,411
JEA Water & Sewer System Revenue Refunding Bonds, Series A,
5.00%, 10/1/29	1,350	1,412
Lakeland Hospital System Revenue Refunding Bonds, Lakeland Regional Health System,
5.00%, 11/15/45	1,000	1,007
Lee County Airport Revenue Bonds (AMT),
5.25%, 10/1/44	2,250	2,294
Lee County Local Optional Gas TRB,
5.25%, 8/1/49	3,500	3,552
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/38	5,000	5,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
Florida – 8.8%continued
Miami-Dade County Educational Facilities Authority Revenue Refunding Bonds, University of Miami, Series B (AMBAC Insured),
5.25%, 4/1/26	$2,000	$2,034
Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-2 (AGM Insured),
3.00%, 10/1/50	7,500	5,252
Miami-Dade County Transit Sales Surtax Revenue Bonds,
5.00%, 7/1/47	2,750	2,781
Miami-Dade County Water & Sewer System Revenue Bonds, Series A,
4.00%, 10/1/37	2,500	2,490
North Miami Community Redevelopment Agency Revenue Bonds,
5.00%, 3/1/42	1,000	1,001
5.00%, 3/1/43	1,100	1,088
Orlando Water Reclamation System Revenue Bonds, Series A,
5.00%, 10/1/54	3,500	3,567
Palm Beach County Educational Facilities Authority Revenue Bonds, Palm Beach Atlantic University,
5.00%, 10/1/43	375	362
Palm Beach County School Board Refunding COPS, Series A,
5.00%, 8/1/32	1,000	1,121
Pasco County School Board COPS, Series A (BAM Insured),
5.00%, 8/1/43	3,000	3,057
Seminole County Special Obligation Revenue Refunding Bonds,
5.00%, 10/1/52	1,325	1,345
South Broward Hospital District Revenue Refunding Bonds, Series A,
4.00%, 5/1/44	3,500	3,107
Tampa Bay Water Regional Water Supply Authority Utility System Revenue Refunding Bonds, Series A,
4.00%, 10/1/35	5,000	5,012
5.00%, 10/1/36	1,750	1,793
NORTHERN FUNDS QUARTERLY REPORT  246 FIXED INCOME FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
Florida – 8.8%continued
Winter Garden Water & Wastewater Revenue Bonds,
5.25%, 8/1/54	$3,000	$3,109
		65,694
Georgia – 2.0%
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,
4.00%, 9/1/27(1) (2)	5,000	5,047
5.00%, 5/15/43	500	501
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series E,
5.00%, 12/1/32(1) (2)	1,500	1,579
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,
5.00%, 7/1/52	1,500	1,488
5.50%, 7/1/60	2,500	2,500
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project (AGM Insured),
5.00%, 7/1/52	2,500	2,495
Richmond County Board of Education G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 10/1/26	1,150	1,183
		14,793
Hawaii – 0.3%
Honolulu City & County G.O. Unlimited Bonds, Series A,
5.00%, 9/1/43	2,000	2,030
Idaho – 0.3%
Idaho State Housing & Finance Association Sales TRB, Transportation Expansion & Mitigation,
5.00%, 8/15/47	2,000	2,046
Illinois – 7.0%
Aurora Waterworks & Sewerage Revenue Refunding Bonds, Series B,
4.00%, 12/1/36	800	750
Chicago G.O. Unlimited Bonds, Series A,
6.00%, 1/1/50	1,000	1,032
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
Illinois – 7.0%continued
Chicago Midway Airport Senior Revenue Refunding Bonds, Series C (AMT),
5.00%, 1/1/33	$2,500	$2,682
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds, Series A (AMT),
5.00%, 1/1/39	1,600	1,606
5.00%, 1/1/48	3,455	3,398
Chicago Water Second Lien Revenue Bonds, Series A (AGM Insured),
5.25%, 11/1/53	2,000	2,027
Illinois State Educational Facilities Authority Revenue Bonds, Field Museum of Natural History,
3.90%, 11/1/36	1,740	1,740
Illinois State Finance Authority Academic Facilities Lease Revenue Bonds, University of Illinois at Urbana-Champaign,
5.00%, 10/1/49	1,250	1,209
Illinois State Finance Authority Revenue Bonds, The Chicago School,
5.00%, 4/1/32	1,110	1,186
Illinois State Finance Authority Revenue Refunding Bonds, Northshore University Health System,
3.25%, 8/15/49	2,500	1,852
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Lake Forest College,
5.25%, 10/1/52	500	473
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center,
5.00%, 11/15/38	1,500	1,500
Illinois State Finance Authority Variable Revenue Bonds, Series A-3, Uchicago Medicine,
5.00%, 8/15/35(1) (2)	1,750	1,878
Illinois State Finance Authority Variable Revenue Refunding Bonds, Silver Cross Hospital,
5.00%, 8/15/30(1) (2)	1,000	1,066
Illinois State G.O. Unlimited Bonds, Series B,
5.00%, 5/1/37	1,460	1,543
FIXED INCOME FUNDS 247 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
Illinois – 7.0%continued
5.25%, 5/1/45	$1,000	$1,016
Illinois State G.O. Unlimited Bonds, Series D,
3.25%, 11/1/26	6,855	6,844
Illinois State Toll Highway Authority Revenue Bonds, Series A,
5.00%, 1/1/41	2,300	2,383
Illinois State Toll Highway Authority Revenue Bonds, Series B,
5.00%, 1/1/40	6,500	6,468
Saint Clair County Community Unit School District No. 187 Cahokia G.O. Unlimited Bonds, Series A (AGM Insured),
5.00%, 1/1/54	1,250	1,265
Sangamon County School District No. 186 Springfield G.O. Unlimited Bonds (AGM Insured),
5.00%, 6/1/26	1,200	1,220
Schaumburg G.O. Unlimited Refunding Bonds, Series A,
4.00%, 12/1/41	5,000	4,677
Springfield Electric Senior Lien Revenue Refunding Bonds (BAM Insured),
5.00%, 3/1/37	2,325	2,519
University of Illinois Auxiliary Facilities System Revenue Bonds, Series A,
5.00%, 4/1/33	1,500	1,688
		52,022
Indiana – 1.8%
Brownsburg 1999 School Building Corp. First Mortgage Revenue Bonds, Series A (State Intercept Program),
5.00%, 1/15/33	800	885
5.00%, 7/15/33	750	832
Fishers Sewage Works Revenue Bonds (BAM Insured),
3.00%, 7/1/51	1,000	695
Greater Clark Building Corp. First Mortgage Revenue Bonds, Series B (State Intercept Program),
6.00%, 7/15/38	1,000	1,147
Hamilton County Public Building Corp. Lease Rental Revenue Bonds,
5.00%, 7/10/42	1,000	1,043
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
Indiana – 1.8%continued
Indiana State Financing Authority Student Housing Revenue Bonds, Senior Student Housing Project,
5.00%, 7/1/49	$1,075	$1,045
Indianapolis Local Public Improvement Bank Revenue Refunding Bonds, Indianapolis Airport Authority Project,
5.25%, 1/1/50	2,000	2,069
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Indianapolis Airport Authority Project,
5.00%, 1/1/44	2,000	2,034
Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds, Series F, Stormwater Project,
5.00%, 1/1/49	895	921
IPS Multi-School Building Corp. Sustainable First Mortgage Revenue Bonds (State Intercept Program),
5.00%, 7/15/43	1,230	1,264
Noblesville Redevelopment Authority Revenue Refunding Bonds, Event Center Public Improvement Projects (AGM State Intercept Program),
5.00%, 8/1/37	750	808
Northwest Allen School Building Corp. First Mortgage Revenue Bonds (State Intercept Program),
5.00%, 7/15/31	600	666
		13,409
Iowa – 0.5%
PEFA, Inc., Iowa Gas Project Revenue Bonds,
5.00%, 9/1/26(1) (2)	3,500	3,543
Kentucky – 1.8%
Carroll County Environmental Facilities Revenue Bonds (AMT), Kentucky Utilities Co. Project,
1.75%, 9/1/26(1) (2)	1,500	1,454
Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program),
4.00%, 5/1/38	5,000	4,711
NORTHERN FUNDS QUARTERLY REPORT  248 FIXED INCOME FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
Kentucky – 1.8%continued
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series A,
5.25%, 12/1/29(1) (2)	$3,000	$3,171
Louisville & Jefferson County Metro Government Health System Revenue Refunding Bonds, Norton Healthcare, Inc.,
5.00%, 10/1/26	600	614
Louisville & Jefferson County Metro Government PCR Refunding Bonds, Gas & Electric,
2.00%, 10/1/33	4,500	3,739
		13,689
Louisiana – 2.8%
Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Refunding Bonds, Entergy Louisiana LLC Project,
2.50%, 4/1/36	7,250	5,868
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic Foundation Project,
5.25%, 5/15/50	2,500	2,552
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance,
5.00%, 5/15/47	2,000	1,952
Louisiana Stadium & Exposition District Senior Revenue Refunding Bonds, Series A,
5.25%, 7/1/53	2,695	2,734
New Orleans G.O. Unlimited Bonds, Series A,
5.00%, 12/1/47	3,000	3,031
Shreveport Water & Sewer Revenue Bonds, Series B (BAM Insured),
5.00%, 12/1/41	5,000	5,086
		21,223
Maryland – 0.1%
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, LifeBridge Health,
5.00%, 7/1/44	1,100	1,099
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
Massachusetts – 5.2%
Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding CABS, Series A,
0.00%, 7/1/29(6)	$2,500	$2,194
Massachusetts State Development Finance Agency Revenue Bonds, Lasell Village, Inc.,
5.25%, 7/1/50	1,500	1,484
Massachusetts State G.O. Limited Bonds, Series D,
5.00%, 10/1/50	4,525	4,629
5.00%, 10/1/52	3,500	3,570
Massachusetts State G.O. Unlimited Bonds, Series C, Consolidated Loan,
5.25%, 10/1/47	5,000	5,236
Massachusetts State Port Authority Revenue Bonds, Series A,
5.00%, 7/1/40	2,725	2,725
Massachusetts State Port Authority Revenue Bonds, Series C (AMT),
5.00%, 7/1/44	2,000	2,010
5.00%, 7/1/49	3,450	3,457
Massachusetts State School Building Authority Senior Lien Sales TRB, Series B,
5.00%, 11/15/36	1,500	1,525
5.00%, 11/15/39	1,500	1,517
Massachusetts State School Building Authority Subordinated Sales TRB, Series A,
5.00%, 2/15/44	4,000	4,062
Massachusetts State Transportation Fund Sustainability Revenue Bonds, Rail Enhancement Program,
5.00%, 6/1/50	2,500	2,524
Massachusetts State Water Resources Authority General Revenue Bonds, Series B,
5.00%, 8/1/43	920	930
Massachusetts State Water Resources Authority Sustainable Revenue Bonds, Series C,
5.00%, 8/1/32	2,495	2,845
		38,708
FIXED INCOME FUNDS 249 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
Michigan – 2.4%
Great Lakes Water Authority Supply System Senior Lien Revenue Bonds, Series B,
5.25%, 7/1/53	$1,000	$1,033
Howell Public Schools G.O. Unlimited Bonds, Series II (Q-SBLF Insured),
5.00%, 5/1/41	1,000	1,053
5.00%, 5/1/42	1,000	1,043
5.00%, 5/1/43	750	777
5.00%, 5/1/44	750	773
L'Anse Creuse Public Schools G.O. Unlimited Bonds, Series I (Q-SBLF Insured),
5.00%, 5/1/43	1,250	1,316
5.00%, 5/1/49	610	630
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I,
5.00%, 4/15/38	2,000	2,004
Michigan State Finance Authority Revenue Refunding Bonds, Beaumont-Spectrum Consolidation,
5.00%, 4/15/26	3,350	3,402
Michigan State HDA SFM Revenue Bonds, Series A, Social Bonds,
4.10%, 6/1/43	1,875	1,759
Southfield Public Schools G.O. Unlimited Bonds (Q-SBLF Insured),
5.25%, 5/1/50	1,200	1,245
Walled Lake Consolidated School District G.O. Unlimited Bonds (Q-SBLF Insured),
5.00%, 5/1/50	1,000	1,009
West Bloomfield School District G.O. Unlimited Bonds, Series I (Q-SBLF Insured),
5.00%, 5/1/42	1,750	1,826
West Ottawa Public School District G.O. Unlimited Bonds, Series I,
5.00%, 11/1/28	25	27
		17,897
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
Minnesota – 0.3%
Minneapolis & Saint Paul Housing and Redevelopment Authority Health Care System Revenue Refunding Bonds, Series A, Allina Health System,
5.00%, 11/15/29	$1,000	$1,032
Truman Independent School District No. 458 G.O. Unlimited Bonds, Series A (School District Credit Program),
5.00%, 2/1/40	770	828
		1,860
Mississippi – 0.1%
Mississippi State Business Finance Corp. Revenue Bonds, System Energy Resources, Inc., Project,
2.38%, 6/1/44	1,000	601
Missouri – 1.1%
Greene County Reorganized School District No. R-3 Republic G.O. Unlimited Bonds (State Aid Direct Deposit Program),
5.00%, 3/1/38	1,000	1,072
Kansas City Sanitary Sewer System Revenue Bonds, Series A,
4.00%, 1/1/49	1,000	878
Lebanon Reorganized School District No. R-3 Laclede County G.O. Unlimited Bonds (State Aid Direct Deposit Program),
5.50%, 3/1/45	915	990
Marion & Ralls County School District No. 60 G.O. Unlimited Refunding Bonds, Missouri Direct Deposit Program (State Aid Direct Deposit Program),
5.75%, 3/1/44	50	55
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds, Series A, Public Safety Projects (AG Insured),
5.50%, 12/1/50	1,080	1,118
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds, Series A, Saint Louis University,
5.00%, 10/1/38	2,500	2,506
NORTHERN FUNDS QUARTERLY REPORT  250 FIXED INCOME FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
Missouri – 1.1%continued
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, St. Luke's Health System,
5.00%, 11/15/43	$1,280	$1,291
Springfield School District No. R-12 G.O. Unlimited Bonds, School Building (State Aid Direct Deposit Program),
5.00%, 3/1/38	625	669
		8,579
Montana – 0.0%
Montana Board of Housing Single Family Program Revenue Refunding Bonds, Series A (FHA INS HUD VA Insured),
3.90%, 12/1/48	50	44
Nebraska – 0.8%
Douglas County Hospital Authority No. 2 Health Facilities Revenue Bonds, Children's Hospital Obligated Group,
5.00%, 11/15/36	1,000	1,015
Omaha Airport Authority Airport Facilities Revenue Bonds (AMT) (AGC Insured),
5.00%, 12/15/32	900	974
Omaha Public Power District Electric Revenue Refunding Bonds, Series A,
5.00%, 2/1/42	4,250	4,289
		6,278
New Jersey – 0.4%
Casino Reinvestment Development Authority Luxury Tax Revenue Refunding Bonds, Series A (AGC Insured),
5.00%, 11/1/39	1,145	1,212
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series BB, Transformation Program,
5.00%, 6/15/46	2,000	2,026
		3,238
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
New Mexico – 0.2%
New Mexico State Mortgage Finance Authority Revenue Bonds, Series C (GNMA, FNMA, FHLMC Insured),
4.00%, 9/1/52	$990	$848
New Mexico State Mortgage Finance Authority Revenue Bonds, Series D, Class I (GNMA, FNMA, FHLMC Insured),
4.30%, 9/1/52	1,000	897
		1,745
New York – 11.6%
Metropolitan Transportation Authority Sustainable Revenue Refunding Bonds, Series A,
5.00%, 11/15/37	2,500	2,681
New York City Housing Development Corp. MFH Revenue Bonds, Sustainable Neighborhood Bonds,
3.00%, 11/1/39	1,370	1,125
New York City Housing Development Corp. MFH Revenue Refunding Bonds, Sustainable Neighborhood Bonds,
3.00%, 11/1/44	1,535	1,174
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE,
5.00%, 6/15/39	1,800	1,829
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Sub-Series EE,
5.00%, 6/15/45	5,000	5,113
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding),
5.00%, 7/15/43	3,000	3,031
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,
5.00%, 8/1/40	250	256
New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds,
3.00%, 5/1/48	4,750	3,357
FIXED INCOME FUNDS 251 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
New York – 11.6%continued
New York City Transitional Finance Authority Subordinate Multi-modal Revenue Bonds, Series F-1,
5.25%, 2/1/53	$1,000	$1,035
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series A-3,
3.00%, 5/1/45	5,000	3,676
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3,
5.00%, 5/1/41	3,450	3,509
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series E,
5.00%, 11/1/46	3,000	3,087
New York City Transitional Finance Authority Subordinate Revenue Refunding Bonds, Series H, Fiscal 2025,
5.00%, 11/1/46	1,150	1,185
New York G.O. Unlimited Bonds, Series A, Fiscal 2024,
5.00%, 8/1/51	1,500	1,514
New York G.O. Unlimited Bonds, Series D, Subseries D1,
5.00%, 12/1/44	3,000	3,025
New York G.O. Unlimited Refunding Bonds, Series C-1,
5.00%, 8/1/30	2,825	3,112
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Building Financing Program (State Aid Withholding),
5.00%, 10/1/31	720	735
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGM Insured), Prerefunded,
5.00%, 10/1/28(5)	5	5
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.25%, 3/15/39	2,500	2,582
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
New York – 11.6%continued
New York State Dormitory Authority State Personal Income TRB, Series A, Unrefunded Balance,
5.00%, 2/15/43	$2,000	$2,006
New York State Environmental Facilities Corp. State Clean Water & Drinking Water Subordinated Revenue Refunding SRF Bonds,
4.00%, 6/15/46	5,000	4,363
New York State Liberty Development Corp. Liberty Revenue Refunding Bonds, Series 1,
2.25%, 2/15/41	5,000	3,524
New York State Mortgage Agency Homeowner Revenue Refunding Bonds, Series 233, Social Bonds,
2.05%, 4/1/33	1,555	1,290
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/31	550	593
New York State Transportation Development Corp. Special Facilities Sustainable Revenue Bonds, John F. Kennedy International Airport New Terminal One Project (AMT),
5.25%, 6/30/41	1,600	1,631
New York State Urban Development Corp. Revenue Refunding Bonds, State Personal Income Tax,
5.00%, 3/15/47	4,500	4,550
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),
5.00%, 9/15/28	1,000	1,040
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 246 (AMT),
5.00%, 9/1/33	5,500	5,958
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 277 (AMT),
2.00%, 10/1/32	2,000	1,652
NORTHERN FUNDS QUARTERLY REPORT  252 FIXED INCOME FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
New York – 11.6%continued
Triborough Bridge & Tunnel Authority Sales Tax Revenue Bonds, Series A-1,
5.00%, 5/15/54	$2,975	$3,029
Triborough MTA Bridge & Tunnel Authority Real Estate Transfer Tax Revenue Bonds, TBTA Capital Lockbox Fund,
5.00%, 12/1/50	6,300	6,393
5.25%, 12/1/54	3,295	3,400
Utility Debt Securitization Authority Restructuring Revenue Refunding Bonds,
5.00%, 12/15/37	2,500	2,511
Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds,
5.00%, 12/15/39	2,500	2,555
		86,526
North Carolina – 0.2%
North Carolina State Housing Finance Agency Home Ownership Revenue Bonds, Series 44,
3.00%, 7/1/46	915	672
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway (AGM Insured),
5.00%, 1/1/49	500	500
		1,172
North Dakota – 0.3%
Grand Forks Health Care System Revenue Refunding Bonds, Altru Health System (AGM Insured),
3.00%, 12/1/46	1,500	1,087
North Dakota State Public Finance Authority Revenue Refunding Bonds, State Revolving Fund Program,
5.00%, 10/1/43	885	930
		2,017
Ohio – 3.0%
Columbus Regional Airport Authority Revenue Refunding Bonds, John Glenn Columbus International (AMT),
5.00%, 1/1/34	650	698
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
Ohio – 3.0%continued
Franklin County Convention Facilities Authority Revenue Refunding Bonds,
5.00%, 12/1/34	$7,000	$7,889
Northeast Ohio Medical University General Receipts Revenue Refunding Bonds, Series A,
4.00%, 12/1/45	225	189
Ohio State Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System,
4.00%, 1/1/36	1,000	998
Ohio State Water Development Authority Sustainable Revenue Bond, Series A,
5.00%, 12/1/40	4,000	4,320
Troy City School District G.O. Unlimited Bonds,
5.00%, 12/1/54	2,650	2,694
Washington Local School District Lucas County G.O. Unlimited Bonds, Series A (School District Credit Program),
3.13%, 12/1/51	2,000	1,364
Wyoming City School District G.O. Unlimited Bonds,
5.00%, 12/1/43	1,530	1,609
5.00%, 12/1/55	2,500	2,558
		22,319
Oklahoma – 1.3%
Oklahoma State Capitol Improvement Authority Facilities Revenue Refunding Bonds, Series B,
5.00%, 7/1/29	280	304
Oklahoma State Capitol Improvement Authority Highway Capital Improvement Revenue Bonds, Oklahoma Department of Transportation Project,
5.25%, 7/1/50	2,000	2,097
Oklahoma State Industries Authority Educational Facilities Lease Revenue Bonds, Oklahoma City Public School Project,
5.00%, 4/1/31	6,765	7,405
		9,806
FIXED INCOME FUNDS 253 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
Oregon – 1.3%
Clackamas County School District No. 12 North Clackamas G.O. Unlimited CABS, Series A (School Board Guaranty Program),
0.00%, 6/15/38(6)	$2,500	$1,348
Clackamas County School District No. 62C Oregon City G.O. Unlimited CABS, Series A (School Board Guaranty Program),
0.00%, 6/15/37(6)	1,000	613
Port of Portland International Airport Revenue Bonds,
5.00%, 7/1/49	2,010	2,000
Salem Hospital Facility Authority Revenue Refunding Bonds, Multi Model Salem Health Projects,
5.00%, 5/15/44	3,500	3,503
Union County Hospital Facility Authority Revenue Bonds, Grand Ronde Hospital Project,
5.00%, 7/1/52	750	716
Washington County School District No. 48J Beaverton G.O. Unlimited CABS, Series A (School Board Guaranty Program),
0.00%, 6/15/48(6)	5,000	1,528
		9,708
Pennsylvania – 3.2%
Delaware County Regional Water Quality Control Authority Sewer Revenue Bonds,
5.00%, 5/1/32	820	821
5.00%, 5/1/35	865	866
Delaware Valley Regional Financial Authority Revenue Bonds, Series A (AMBAC Insured),
5.50%, 8/1/28	1,880	2,027
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, University of Pennsylvania Health System,
5.00%, 8/15/49	5,000	4,954
Pennsylvania State Turnpike Commission Oil Franchise Tax Subordinate Revenue Bonds, Series B,
5.00%, 12/1/43	2,500	2,515
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
Pennsylvania – 3.2%continued
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, First Series of 2024,
5.00%, 12/1/41	$6,740	$7,143
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds, Series B,
5.00%, 12/1/40	1,525	1,527
Pennsylvania State University Revenue Bonds, Series A,
5.00%, 9/1/45	2,000	2,034
Pennsylvania Turnpike Commission Turnpike Revenue Refunding Bonds, Series B,
5.00%, 12/1/46	1,700	1,732
		23,619
Rhode Island – 0.7%
Providence Public Buildings Authority Revenue Bonds, Capital Improvement Program Project (AGC Insured),
5.00%, 9/15/37	740	803
Rhode Island Turnpike & Bridge Authority Motor Fuel TRB, Series A,
4.00%, 10/1/44	5,265	4,642
		5,445
South Carolina – 0.8%
Aiken Water & Sewer Revenue Bonds, Series A,
4.00%, 8/1/49	1,000	878
Patriots Energy Group Financing Agency Gas Supply Variable Revenue Refunding Bonds, Series B-1,
5.25%, 3/1/31(1) (2)	2,000	2,147
Patriots Energy Group Gas System Revenue Refunding Bonds, Series A,
4.00%, 6/1/51	2,500	2,162
South Carolina State Jobs EDA Hospital Facilities Variable Revenue Refunding Bonds, Bon Secours Mercy Health, Inc.,
5.00%, 11/1/32(1) (2)	1,000	1,061
		6,248
NORTHERN FUNDS QUARTERLY REPORT  254 FIXED INCOME FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
Tennessee – 1.0%
Chattanooga Electric Revenue Refunding Bonds, Series A,
5.00%, 9/1/28	$2,315	$2,322
Tennergy Corp. Gas Revenue Bonds, Series A,
4.00%, 9/1/28(1) (2)	5,000	5,028
Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 1B,
3.38%, 7/1/38	50	45
		7,395
Texas – 5.7%
Austin Electric Utility System Revenue Refunding Bonds, Series A,
5.00%, 11/15/28	500	504
5.00%, 11/15/35	2,500	2,511
Bexar County Certificates of Obligation G.O. Limited Bonds,
4.00%, 6/15/46	5,000	4,509
Bexar County Hospital District Certificates of Obligation G.O. Limited Bonds,
5.00%, 2/15/26	625	633
Chambers County Justice Center Public Facilities Corp. Lease Revenue Bonds, Justice Center Project,
5.00%, 6/1/32	1,005	1,114
5.50%, 6/1/49	3,120	3,265
Dallas G.O. Limited Refunding Bonds, Series A,
5.00%, 2/15/38	1,315	1,401
El Paso G.O. Unlimited Refunding Bonds,
5.00%, 8/15/31	1,020	1,127
El Paso Municipal Drainage Utility System Revenue Bonds,
5.00%, 3/1/38	1,215	1,299
Fort Bend Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 8/15/31	1,875	2,095
Huffman Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.25%, 2/15/49	1,750	1,821
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
Texas – 5.7%continued
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services,
5.00%, 5/15/46	$2,500	$2,514
Port Houston Authority Revenue Bonds,
5.00%, 10/1/51	2,500	2,519
Rankin Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/26	500	506
Rockwall Independent School District G.O. Unlimited Bonds, Series A (PSF, Gtd.),
5.00%, 2/15/52	2,445	2,463
Roma Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/49	1,500	1,535
Round Rock Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 8/1/31	1,500	1,617
San Antonio Electric & Gas Revenue Bonds, Series A,
5.00%, 2/1/37	670	727
San Antonio General Improvement G.O. Limited Bonds,
5.00%, 8/1/30	3,700	3,846
Texas State Transportation Commission Central Texas Turnpike System Second Tier Revenue Refunding Bonds, Series C,
5.00%, 8/15/39	1,800	1,908
University of Texas Permanent University Fund Revenue Bonds, Series B,
4.00%, 7/1/41	5,000	4,659
		42,573
Utah – 1.5%
Intermountain Power Agency Supply Revenue Bonds, Series A,
5.00%, 7/1/26	1,250	1,266
Ogden City Municipal Building Authority Lease Revenue Bonds, Series A,
5.00%, 1/15/53	1,250	1,259
FIXED INCOME FUNDS 255 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
Utah – 1.5%continued
Ogden City Redevelopment Agency Sales & Tax Increment Revenue Bonds,
5.00%, 1/15/53	$1,500	$1,524
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/32	1,250	1,330
5.00%, 7/1/35	5,000	5,206
Tooele County School District G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 6/1/30	505	556
		11,141
Virginia – 1.0%
Rockingham County EDA Facilities Revenue Refunding Bonds, Sentara RMH Medical Center,
3.00%, 11/1/46	2,000	1,451
Virginia State Port Authority Commonwealth Fund Revenue Bonds, Series A,
5.25%, 7/1/48	2,500	2,609
Virginia State Public Building Authority Public Facilities Revenue Bonds, Series A,
5.00%, 8/1/31	2,325	2,601
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Elizabeth River,
3.00%, 1/1/41	1,000	769
		7,430
Washington – 4.3%
Benton County Public Utility District No. 1 Electric Revenue Bonds,
5.00%, 11/1/48	1,100	1,121
Clark County Public Utility District No. 1 Electric Revenue Refunding Bonds,
5.00%, 1/1/38	850	919
Grant County G.O. Limited Bonds (BAM Insured),
5.25%, 12/1/50	1,350	1,405
Pasco Public Facilities District Sales Tax Revenue Bonds (AGC Insured),
5.00%, 11/1/38	1,080	1,153
5.00%, 11/1/40	1,050	1,104
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
Washington – 4.3%continued
Port of Seattle Intermediate Lien Revenue Refunding Bonds (AMT),
5.00%, 8/1/36	$3,570	$3,738
Port of Seattle Intermediate Senior Lien Revenue Refunding Bonds (AMT),
5.00%, 8/1/42	1,500	1,508
Snohomish County Public Utility District No. 1 Electric System Revenue Bonds,
5.00%, 12/1/40	560	561
Snohomish County Public Utility District No. 1 Electric System Revenue Bonds, Series A,
5.00%, 12/1/47	5,000	5,130
Snohomish County School District No. 15 Edmonds G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/31	5,000	5,600
Washington State COPS, Series A,
5.00%, 7/1/26	1,000	1,022
Washington State G.O. Unlimited Bonds, Series C, Bidding Group 3,
5.00%, 2/1/45	2,000	2,051
Washington State Health Care Facilities Authority Revenue Refunding Bonds, Providence Health & Services,
5.00%, 10/1/38	5,000	5,002
Whatcom County Public Utility District No. 1 G.O. Limited Bonds, Series A (AMT) (BAM Insured),
5.50%, 12/1/43	1,500	1,564
		31,878
Wisconsin – 1.8%
Central Brown County Water Authority Water System Revenue Refunding Bonds, Series A,
5.00%, 11/1/30	1,320	1,444
Public Finance Authority Revenue Refunding Bonds, Kahala Nui Project,
5.25%, 11/15/50	1,000	1,008
University Hospitals & Clinics Authority Revenue Refunding Bonds, Series A,
4.25%, 4/1/48	2,775	2,517
NORTHERN FUNDS QUARTERLY REPORT  256 FIXED INCOME FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
Wisconsin – 1.8%continued
Westfield School District G.O. Unlimited Promissory Notes (AGC Insured),
5.00%, 3/1/39	$685	$724
Wisconsin State G.O. Unlimited Refunding Bonds, Series 2,
5.00%, 5/1/38	1,000	1,081
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Three Pillars Senior Living Communities,
4.40%, 8/15/29	1,100	1,100
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center,
4.13%, 4/1/46	1,500	1,314
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Series of 2024, Unrefunded Balance,
4.00%, 11/15/46	4,945	4,287
		13,475
Total Municipal Bonds
(Cost $787,898)		734,365

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.15%(7) (8)	4,552,102	$4,552
Total Investment Companies
(Cost $4,552)		4,552

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.4%
Indiana Finance Authority Environmental Facilities Variable Revenue Refunding Bonds (AMT), Indianapolis Power & Light Co. Project,
0.95%, 4/1/26(1) (2)	$1,500	$1,468
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.4%continued
Indiana Finance Authority Environmental Facilities Variable Revenue Refunding Bonds, Indianapolis Power & Light Co. Project,
0.75%, 4/1/26(1) (2)	$1,125	$1,099
Total Short-Term Investments
(Cost $2,625)		2,567

Total Investments – 99.3%
(Cost $795,075)		741,484
Other Assets less Liabilities – 0.7%		5,455
NET ASSETS – 100.0%		$746,939

(1)	Maturity date represents the puttable date.
(2)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of June 30,
2025 is disclosed.

(3)	Step coupon bond. Rate as of June 30, 2025 is disclosed.
(4)	When-Issued Security. Coupon rate is not in effect at June 30, 2025.
(5)	Maturity date represents the prerefunded date.
(6)	Zero coupon bond.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of June 30, 2025 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CABS - Capital Appreciation Bonds

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

EDA - Economic Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association
FIXED INCOME FUNDS 257 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HDA - Housing Development Authority

HUD - Housing and Urban Development

IDA - Industrial Development Authority

INS - Insured

LCRA - Lower Colorado River Authority

MFH - Multi-Family Housing

PCR - Pollution Control Revenue

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SFM - Single Family Mortgage

SRF - Special Revenue Fund

TRB - Tax Revenue Bonds

VA - Veterans Affairs
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds(1)	$—	$734,365	$—	$734,365
Investment Companies	4,552	—	—	4,552
Short-Term Investments	—	2,567	—	2,567
Total Investments	$4,552	$736,932	$—	$741,484

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$14,033	$52,990	$62,471	$88	$4,552	4,552,102
NORTHERN FUNDS QUARTERLY REPORT  258 FIXED INCOME FUNDS

Schedule of Investments

ULTRA-SHORT FIXED INCOME FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 9.5%
Auto Loan – 4.4%
Americredit Automobile Receivables Trust, Series 2022-1, Class D
3.23%, 2/18/28	$4,500	$4,428
Bank of America Auto Trust, Series 2023-1A, Class A3
5.53%, 2/15/28(1)	1,635	1,646
BMW Vehicle Lease Trust, Series 2024-1, Class A4
5.00%, 6/25/27	2,000	2,016
CarMax Auto Owner Trust, Series 2023-4, Class A3
6.00%, 7/17/28	423	429
Carvana Auto Receivables Trust, Series 2025-P2, Class A2
4.56%, 8/10/28	5,900	5,911
Drive Auto Receivables Trust, Series 2024-2, Class A2
4.94%, 12/15/27	1,668	1,669
Exeter Automobile Receivables Trust, Series 2024-5A, Class A2
4.79%, 4/15/27	854	854
GM Financial Automobile Leasing Trust, Series 2024-1, Class A3
5.09%, 3/22/27	1,581	1,586
GM Financial Consumer Automobile Receivables Trust, Series 2023-2, Class A3
4.47%, 2/16/28	3,588	3,587
GM Financial Consumer Automobile Receivables Trust, Series 2024-1, Class A3
4.85%, 12/18/28	2,600	2,613
Harley-Davidson Motorcycle Trust, Series 2024-A, Class A3
5.37%, 3/15/29	2,050	2,072
Honda Auto Receivables Owner Trust, Series 2024-1, Class A3
5.21%, 8/15/28	1,743	1,758
Hyundai Auto Lease Securitization Trust, Series 2024-B, Class A3
5.41%, 5/17/27(1)	2,780	2,802
Hyundai Auto Receivables Trust, Series 2024-A, Class A3
4.99%, 2/15/29	940	948
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 9.5%continued
Auto Loan – 4.4%continued
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3
5.95%, 11/15/28	$10,000	$10,130
Santander Drive Auto Receivables Trust, Series 2025-2, Class A2
4.71%, 6/15/28	15,150	15,155
Tesla Auto Lease Trust, Series 2023-B, Class A3
6.13%, 9/21/26(1)	1,831	1,837
Tesla Auto Lease Trust, Series 2024-B, Class A2A
4.79%, 1/20/27(1)	1,388	1,388
Toyota Lease Owner Trust, Series 2024-B, Class A2A
4.31%, 2/22/27(1)	3,486	3,481
Westlake Automobile Receivables Trust, Series 2023-3, Class A3
5.82%, 5/17/27(1)	6,023	6,036
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2
4.65%, 2/15/28(1)	5,000	5,010
World Omni Auto Receivables Trust, Series 2024-A, Class A3
4.86%, 3/15/29	1,130	1,136
World Omni Auto Receivables Trust, Series 2024-B, Class A3
5.27%, 9/17/29	1,625	1,641
		78,133
Credit Card – 2.6%
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A
4.95%, 10/15/27	6,000	6,007
Capital One Multi-Asset Execution Trust, Series 2023-A1, Class A
4.42%, 5/15/28	8,000	8,008
Capital One Multi-Asset Execution Trust, Series 2024-A1, Class A
3.92%, 9/15/29	9,575	9,546
Chase Issuance Trust, Series 2023-A1, Class A
5.16%, 9/15/28	4,000	4,046
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1
5.23%, 12/8/27	9,900	9,930
FIXED INCOME FUNDS 259 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 9.5%continued
Credit Card – 2.6%continued
Discover Card Execution Note Trust, Series 2023-A1, Class A
4.31%, 3/15/28	$4,290	$4,286
Synchrony Card Funding LLC, Series 2023-A1, Class A
5.54%, 7/15/29	1,250	1,264
Synchrony Card Funding LLC, Series 2024-A1, Class A
5.04%, 3/15/30	1,458	1,477
WF Card Issuance Trust, Series 2024-A1, Class A
4.94%, 2/15/29	2,530	2,563
		47,127
Other – 0.5%
CNH Equipment Trust, Series 2024-B, Class A3
5.19%, 9/17/29	1,100	1,115
HPEFS Equipment Trust, Series 2024-2A, Class A2
5.50%, 10/20/31(1)	1,692	1,696
John Deere Owner Trust, Series 2024-A, Class A3
4.96%, 11/15/28	625	631
John Deere Owner Trust, Series 2024-C, Class A2A
4.36%, 8/16/27	3,648	3,644
Kubota Credit Owner Trust, Series 2025-1A, Class A2
4.61%, 12/15/27(1)	1,830	1,835
MMAF Equipment Finance LLC, Series 2024-A, Class A2
5.20%, 9/13/27(1)	660	662
		9,583
Whole Loan – 2.0%
Bravo Residential Funding Trust, Series 2025-NQM1, Class A1
(Step to 6.60% on 2/25/29), 5.60%, 12/25/64(1) (2)	10,961	11,022
Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A
2/25/55(1) (3)	2,430	2,453
JP Morgan Mortgage Trust, Series 2024-2, Class A6A
6.00%, 8/25/54(1)	768	766
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 9.5%continued
Whole Loan – 2.0%continued
JP Morgan Mortgage Trust, Series 2025-NQM1, Class A1
(Step to 6.59% on 4/25/29), 5.59%, 6/25/65(1) (2)	$5,738	$5,759
OBX Trust, Series 2024-NQM16, Class A1
(Step to 6.53% on 11/25/28), 5.53%, 10/25/64(1) (2)	2,732	2,735
Santander Mortgage Asset Receivable Trust, Series 2025-NQM1, Class A1
(Step to 6.55% on 4/25/29), 5.55%, 1/25/65(1) (2)	3,801	3,812
Santander Mortgage Asset Receivable Trust, Series 2025-NQM3, Class A1B
(Step to 6.60% on 7/25/29), 5.60%, 5/25/65(1) (2)	8,361	8,374
		34,921
Total Asset-Backed Securities
(Cost $169,441)		169,764

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.4%
Non Agency – 0.4%
BX Commercial Mortgage Trust, Series 2019-IMC, Class A
(Floating, CME Term SOFR 1M + 1.05%, 1.00% Floor), 5.36%, 4/15/34(1) (4)	2,308	2,291
Legends Outlets Kansas City KS Mortgage Secured Pass-Through Trust, Series 2024-LGND, Class A
6.25%, 11/5/39(1)	5,000	5,013
		7,304
Total Commercial Mortgage-Backed Securities
(Cost $7,366)		7,304

COMMERCIAL PAPER – 0.6%
Banking – 0.6%
ANZ New Zealand International Ltd.,
(Floating, U.S. SOFR + 0.00%), 4.62%, 8/20/25(1) (4)	10,000	9,997
Total Commercial Paper
(Cost $10,000)		9,997

NORTHERN FUNDS QUARTERLY REPORT  260 FIXED INCOME FUNDS

Schedule of Investments

ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 50.6%
Aerospace & Defense – 0.2%
RTX Corp.,
3.95%, 8/16/25	$3,000	$2,996
Apparel & Textile Products – 0.3%
Ralph Lauren Corp.,
3.75%, 9/15/25	6,000	5,980
Asset Management – 2.7%
BlackRock Funding, Inc.,
4.60%, 7/26/27	17,340	17,552
Blackstone Private Credit Fund,
4.95%, 9/26/27	2,310	2,298
Charles Schwab (The) Corp.,
(Floating, U.S. SOFR Compounded Index + 1.05%), 5.47%, 3/3/27 (4)	20,000	20,157
Citadel Finance LLC,
3.38%, 3/9/26 (1)	8,000	7,898
		47,905
Automotive – 3.9%
American Honda Finance Corp.,
(Floating, U.S. SOFR + 0.72%), 5.08%, 10/22/27 (4)	9,000	8,999
General Motors Financial Co., Inc.,
(Floating, U.S. SOFR + 1.29%), 5.76%, 1/7/30 (4)	13,200	12,907
Hyundai Capital America,
5.45%, 6/24/26 (1)	4,000	4,032
5.95%, 9/21/26 (1)	4,000	4,062
(Floating, U.S. SOFR + 1.50%), 5.85%, 1/8/27 (1) (4)	10,000	10,060
(Floating, U.S. SOFR + 0.00%), 5.49%, 6/24/27 (1) (4)	10,000	9,993
Toyota Motor Credit Corp.,
(Floating, U.S. SOFR Compounded Index + 0.45%), 4.80%, 4/10/26 (4)	5,180	5,186
(Floating, U.S. SOFR + 0.47%), 4.81%, 1/8/27 (4)	15,000	14,971
		70,210
Banking – 10.2%
Bank of America Corp.,
(Floating, U.S. SOFR + 1.11%), 5.49%, 5/9/29 (4)	34,000	34,217
Citibank N.A.,
5.44%, 4/30/26	1,600	1,612
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 50.6% continued
Banking – 10.2%continued
4.93%, 8/6/26	$2,500	$2,517
Citigroup, Inc.,
(Floating, U.S. SOFR + 1.28%), 5.69%, 2/24/28 (4)	21,000	21,154
(Floating, U.S. SOFR + 0.87%), 5.30%, 3/4/29 (4)	5,514	5,505
Fifth Third Bank N.A.,
(Floating, U.S. SOFR + 0.00%), 5.18%, 1/28/28 (4)	7,300	7,298
Huntington National Bank (The),
(Variable, U.S. SOFR + 0.72%), 4.87%, 4/12/28 (5)	3,800	3,824
JPMorgan Chase & Co.,
(Floating, U.S. SOFR + 0.77%), 5.22%, 9/22/27 (4)	10,100	10,123
(Floating, U.S. SOFR + 1.18%), 5.59%, 2/24/28 (4)	13,000	13,110
(Floating, U.S. SOFR + 0.80%), 5.17%, 1/24/29 (4)	4,300	4,298
KeyBank N.A.,
4.15%, 8/8/25	3,800	3,797
Morgan Stanley Bank N.A.,
(Floating, U.S. SOFR + 0.87%), 5.28%, 5/26/28 (4)	13,110	13,146
PNC Bank N.A.,
(Variable, U.S. SOFR + 0.50%), 4.78%, 1/15/27 (5)	5,000	5,008
(Floating, U.S. SOFR + 0.50%), 4.85%, 1/15/27 (4)	6,500	6,502
(Variable, U.S. SOFR + 0.63%), 4.54%, 5/13/27 (5)	9,050	9,055
PNC Financial Services Group (The), Inc.,
(Variable, U.S. SOFR Compounded Index + 1.73%), 6.62%, 10/20/27 (5)	3,105	3,192
Santander Holdings U.S.A., Inc.,
(Variable, U.S. SOFR + 1.23%), 6.12%, 5/31/27 (5)	2,850	2,882
(Floating, U.S. SOFR + 1.61%), 6.06%, 3/20/29 (4)	11,000	11,108
Truist Financial Corp.,
(Variable, U.S. SOFR + 2.05%), 6.05%, 6/8/27 (5)	5,000	5,067
FIXED INCOME FUNDS 261 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 50.6% continued
Banking – 10.2%continued
Wells Fargo & Co.,
(Floating, U.S. SOFR + 0.78%), 5.15%, 1/24/28 (4)	$11,500	$11,507
Wells Fargo Bank N.A.,
5.25%, 12/11/26	7,955	8,070
		182,992
Beverages – 0.3%
Keurig Dr. Pepper, Inc.,
(Floating, U.S. SOFR + 0.58%), 4.97%, 11/15/26(4)	6,190	6,201
Biotechnology & Pharmaceuticals – 0.8%
Pfizer Investment Enterprises Pte. Ltd.,
4.45%, 5/19/26	13,903	13,918
Containers & Packaging – 0.4%
Amcor Flexibles North America, Inc.,
4.80%, 3/17/28(1)	7,120	7,169
E-Commerce Discretionary – 0.7%
eBay, Inc.,
5.90%, 11/22/25	8,750	8,785
1.40%, 5/10/26	3,454	3,366
		12,151
Electric Utilities – 0.6%
Dominion Energy, Inc.,
3.90%, 10/1/25	4,595	4,587
NextEra Energy Capital Holdings, Inc.,
(Floating, U.S. SOFR Compounded Index + 0.80%), 5.18%, 2/4/28 (4)	6,600	6,632
		11,219
Entertainment Content – 0.2%
Take-Two Interactive Software, Inc.,
5.00%, 3/28/26	3,100	3,107
Food – 2.3%
Cargill, Inc.,
(Floating, U.S. SOFR + 0.61%), 4.99%, 2/11/28 (1) (4)	7,500	7,517
General Mills, Inc.,
4.70%, 1/30/27	2,291	2,304
Kellanova,
3.25%, 4/1/26	15,200	15,079
Kraft Heinz Foods Co.,
3.00%, 6/1/26	6,000	5,922
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 50.6% continued
Food – 2.3%continued
Mars, Inc.,
4.60%, 3/1/28 (1)	$5,200	$5,242
McCormick & Co., Inc.,
3.25%, 11/15/25	5,000	4,964
The Campbell's Co.,
5.30%, 3/20/26	1,000	1,005
		42,033
Health Care Facilities & Services – 2.0%
Cencora, Inc.,
4.63%, 12/15/27	3,280	3,307
CVS Health Corp.,
5.00%, 2/20/26	2,400	2,403
Elevance Health, Inc.,
4.50%, 10/30/26	2,320	2,328
HCA, Inc.,
5.88%, 2/15/26	5,000	5,005
5.00%, 3/1/28	2,220	2,253
UnitedHealth Group, Inc.,
1.15%, 5/15/26	9,510	9,244
(Floating, U.S. SOFR + 0.50%), 4.85%, 7/15/26 (4)	7,000	7,000
4.40%, 6/15/28	4,000	4,020
		35,560
Home Construction – 0.7%
D.R. Horton, Inc.,
2.60%, 10/15/25	5,000	4,970
Lennar Corp.,
5.25%, 6/1/26	8,500	8,517
		13,487
Institutional Financial Services – 3.1%
Goldman Sachs Group (The), Inc.,
(Floating, U.S. SOFR + 0.81%), 5.24%, 3/9/27 (4)	25,000	25,033
LPL Holdings, Inc.,
4.90%, 4/3/28	4,370	4,403
Morgan Stanley,
(Floating, U.S. SOFR + 1.02%), 5.38%, 4/13/28 (4)	11,000	11,061
State Street Bank & Trust Co.,
(Floating, U.S. SOFR + 0.46%), 4.87%, 11/25/26 (4)	5,240	5,245
NORTHERN FUNDS QUARTERLY REPORT  262 FIXED INCOME FUNDS

Schedule of Investments

ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 50.6% continued
Institutional Financial Services – 3.1%continued
State Street Corp.,
5.27%, 8/3/26	$2,070	$2,091
4.33%, 10/22/27	7,040	7,076
		54,909
Insurance – 1.2%
Arthur J Gallagher & Co.,
4.60%, 12/15/27	13,050	13,147
Marsh & McLennan Cos., Inc.,
(Floating, U.S. SOFR Compounded Index + 0.70%), 5.08%, 11/8/27 (4)	5,280	5,292
New York Life Global Funding,
(Floating, U.S. SOFR + 0.67%), 5.13%, 4/2/27 (1) (4)	2,480	2,485
		20,924
IT Services – 0.8%
International Business Machines Corp.,
3.45%, 2/19/26	4,422	4,392
3.30%, 5/15/26	9,199	9,113
		13,505
Leisure Facilities & Services – 1.2%
Marriott International, Inc.,
3.75%, 10/1/25	8,500	8,476
McDonald's Corp.,
3.70%, 1/30/26	2,750	2,738
Royal Caribbean Cruises Ltd.,
4.25%, 7/1/26 (1)	5,000	4,975
Starbucks Corp.,
4.50%, 5/15/28	4,790	4,814
		21,003
Machinery – 1.8%
AGCO Corp.,
5.45%, 3/21/27	1,710	1,731
Caterpillar Financial Services Corp.,
(Floating, U.S. SOFR + 0.69%), 5.05%, 10/16/26 (4)	1,300	1,306
CNH Industrial Capital LLC,
4.50%, 10/8/27	2,620	2,627
John Deere Capital Corp.,
(Floating, U.S. SOFR + 0.40%), 4.86%, 1/5/27 (4)	15,000	15,006
(Floating, U.S. SOFR + 0.60%), 4.96%, 4/19/27 (4)	5,000	5,021
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 50.6% continued
Machinery – 1.8%continued
Stanley Black & Decker, Inc.,
6.27%, 3/6/26	$5,870	$5,869
		31,560
Medical Equipment & Devices – 2.2%
Agilent Technologies, Inc.,
4.20%, 9/9/27	7,800	7,797
GE HealthCare Technologies, Inc.,
5.60%, 11/15/25	10,000	10,021
Stryker Corp.,
3.50%, 3/15/26	7,000	6,957
4.55%, 2/10/27	9,500	9,558
Zimmer Biomet Holdings, Inc.,
4.70%, 2/19/27	5,432	5,461
		39,794
Oil & Gas Services & Equipment – 0.7%
Schlumberger Holdings Corp.,
5.00%, 5/29/27(1)	12,799	12,965
Oil & Gas Supply Chain – 1.5%
BP Capital Markets America, Inc.,
3.41%, 2/11/26	5,000	4,967
Enbridge Energy Partners L.P.,
5.88%, 10/15/25	4,400	4,404
Enterprise Products Operating LLC,
5.05%, 1/10/26	2,230	2,235
Phillips 66,
1.30%, 2/15/26	5,600	5,489
Pioneer Natural Resources Co.,
5.10%, 3/29/26	5,311	5,336
Williams (The) Cos., Inc.,
5.40%, 3/2/26	5,110	5,139
		27,570
Real Estate Investment Trusts – 0.3%
Public Storage Operating Co.,
(Floating, U.S. SOFR Compounded Index + 0.70%), 5.06%, 4/16/27(4)	4,720	4,737
Retail - Consumer Staples – 0.7%
Walmart, Inc.,
(Floating, U.S. SOFR Compounded Index + 0.43%), 4.80%, 4/28/27(4)	12,600	12,639
FIXED INCOME FUNDS 263 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 50.6% continued
Retail - Discretionary – 1.9%
AutoNation, Inc.,
4.50%, 10/1/25	$1,000	$1,000
AutoZone, Inc.,
5.05%, 7/15/26	2,980	2,999
Lowe's Cos., Inc.,
4.80%, 4/1/26	10,300	10,317
2.50%, 4/15/26	8,244	8,121
O'Reilly Automotive, Inc.,
5.75%, 11/20/26	1,890	1,923
Ross Stores, Inc.,
0.88%, 4/15/26	10,300	10,007
		34,367
Semiconductors – 1.7%
Advanced Micro Devices, Inc.,
4.21%, 9/24/26	4,600	4,615
4.32%, 3/24/28	11,000	11,081
Intel Corp.,
3.70%, 7/29/25	5,000	4,984
4.88%, 2/10/26	9,509	9,523
		30,203
Software – 1.9%
Oracle Corp.,
1.65%, 3/25/26	9,311	9,121
(Floating, U.S. SOFR + 0.76%), 5.14%, 8/3/28 (4)	11,600	11,650
Roper Technologies, Inc.,
3.85%, 12/15/25	2,021	2,020
Synopsys, Inc.,
4.55%, 4/1/27	10,800	10,854
		33,645
Specialty Finance – 3.6%
Air Lease Corp.,
3.38%, 7/1/25	5,733	5,733
American Express Co.,
(Floating, U.S. SOFR Compounded Index + 0.65%), 5.03%, 11/4/26 (4)	12,996	13,020
(Floating, U.S. SOFR Compounded Index + 0.97%), 5.34%, 7/28/27 (4)	8,000	8,029
(Floating, U.S. SOFR + 1.02%), 5.39%, 1/30/31 (4)	3,000	2,997
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 50.6% continued
Specialty Finance – 3.6%continued
Aviation Capital Group LLC,
4.88%, 10/1/25 (1)	$4,300	$4,298
Fidelity National Information Services, Inc.,
1.15%, 3/1/26	12,831	12,553
Mastercard, Inc.,
(Floating, U.S. SOFR Compounded Index + 0.44%), 4.88%, 3/15/28 (4)	4,700	4,709
PayPal Holdings, Inc.,
(Floating, U.S. SOFR + 0.67%), 5.10%, 3/6/28 (4)	13,800	13,807
		65,146
Technology Hardware – 1.6%
Dell International LLC/EMC Corp.,
4.75%, 4/1/28	3,660	3,703
Hewlett Packard Enterprise Co.,
4.90%, 10/15/25	12,987	12,987
4.45%, 9/25/26	2,270	2,273
Juniper Networks, Inc.,
1.20%, 12/10/25	9,990	9,832
		28,795
Telecommunications – 0.7%
AT&T, Inc.,
1.70%, 3/25/26	2,831	2,774
T-Mobile U.S.A., Inc.,
2.63%, 4/15/26	10,200	10,042
		12,816
Wholesale - Consumer Staples – 0.4%
Sysco Corp.,
3.25%, 7/15/27	7,760	7,609
Total Corporate Bonds
(Cost $904,438)		907,115

FOREIGN ISSUER BONDS – 34.5%
Asset Management – 0.4%
UBS Group A.G.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.08%), 1.36%, 1/30/27(1) (5)	6,406	6,290
NORTHERN FUNDS QUARTERLY REPORT  264 FIXED INCOME FUNDS

Schedule of Investments

ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 34.5% continued
Automotive – 1.5%
BMW U.S. Capital LLC,
(Floating, U.S. SOFR Compounded Index + 0.78%), 5.23%, 3/19/27 (1) (4)	$12,400	$12,409
4.90%, 4/2/27 (1)	3,000	3,030
Mercedes-Benz Finance North America LLC,
(Floating, U.S. SOFR + 0.57%), 4.94%, 8/1/25 (1) (4)	2,000	2,001
5.38%, 8/1/25 (1)	2,410	2,411
4.75%, 8/1/27 (1)	7,350	7,399
		27,250
Banking – 24.9%
Australia & New Zealand Banking Group Ltd.,
(Floating, U.S. SOFR + 0.65%), 5.11%, 9/30/27 (1) (4)	2,000	2,006
Bank of Montreal,
(Floating, U.S. SOFR Compounded Index + 0.62%), 5.06%, 9/15/26 (4)	25,800	25,818
(Floating, U.S. SOFR + 0.86%), 5.23%, 1/27/29 (4)	3,500	3,480
Bank of New Zealand,
(Floating, U.S. SOFR + 0.81%), 5.18%, 1/27/27 (1) (4)	21,000	21,036
Bank of Nova Scotia (The),
(Floating, U.S. SOFR Compounded Index + 0.55%), 4.96%, 3/2/26 (4)	15,000	15,018
Banque Federative du Credit Mutuel S.A.,
(Floating, U.S. SOFR Compounded Index + 1.23%), 5.59%, 1/22/30 (1) (4)	5,100	5,115
Barclays PLC,
4.38%, 1/12/26	5,250	5,246
(Floating, U.S. SOFR + 1.49%), 5.93%, 3/12/28 (4)	9,000	9,070
BPCE S.A.,
(Floating, U.S. SOFR + 0.96%), 5.41%, 9/25/25 (1) (4)	2,000	2,003
Canadian Imperial Bank of Commerce,
(Floating, U.S. SOFR + 0.72%), 5.07%, 1/13/28 (4)	15,000	14,987
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 34.5% continued
Banking – 24.9%continued
Commonwealth Bank of Australia,
(Floating, U.S. SOFR + 0.52%), 4.96%, 6/15/26 (1) (4)	$4,500	$4,510
Credit Agricole S.A.,
(Floating, U.S. SOFR + 0.87%), 5.31%, 3/11/27 (1) (4)	4,660	4,668
(Variable, U.S. SOFR + 1.21%), 4.63%, 9/11/28 (1) (5)	8,080	8,090
(Floating, U.S. SOFR + 1.21%), 5.65%, 9/11/28 (1) (4)	6,000	6,035
Danske Bank A/S,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.18%), 6.26%, 9/22/26 (1) (5)	4,060	4,072
Deutsche Bank A.G.,
(Floating, U.S. SOFR + 1.22%), 5.61%, 11/16/27 (4)	6,500	6,500
(Floating, U.S. SOFR + 1.21%), 5.56%, 1/10/29 (4)	7,000	7,007
HSBC Holdings PLC,
3.90%, 5/25/26	3,000	2,988
(Floating, CME Term SOFR 3M + 1.64%), 5.97%, 9/12/26 (4)	2,816	2,824
(Floating, U.S. SOFR + 1.04%), 5.43%, 11/19/28 (4)	3,200	3,200
(Floating, U.S. SOFR + 1.03%), 5.45%, 3/3/29 (4)	10,000	9,992
ING Groep N.V.,
(Floating, U.S. SOFR Compounded Index + 1.01%), 5.47%, 4/1/27 (4)	27,000	27,073
Lloyds Banking Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.75%), 4.72%, 8/11/26 (5)	7,700	7,697
(Floating, U.S. SOFR Compounded Index + 1.06%), 5.46%, 11/26/28 (4)	11,000	11,023
Macquarie Bank Ltd.,
5.27%, 7/2/27 (1)	9,430	9,628
(Floating, U.S. SOFR + 0.74%), 5.18%, 6/12/28 (1) (4)	17,000	17,024
Mitsubishi UFJ Financial Group, Inc.,
3.85%, 3/1/26	4,261	4,248
FIXED INCOME FUNDS 265 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 34.5% continued
Banking – 24.9%continued
National Australia Bank Ltd.,
(Floating, U.S. SOFR + 0.62%), 5.06%, 6/11/27 (1) (4)	$10,220	$10,255
National Bank of Canada,
(Floating, U.S. SOFR Compounded Index + 0.00%), 5.50%, 7/2/27 (4)	6,260	6,274
Nationwide Building Society,
(Floating, U.S. SOFR + 1.29%), 5.68%, 2/16/28 (1) (4)	10,700	10,760
NatWest Markets PLC,
(Floating, U.S. SOFR + 0.76%), 5.22%, 9/29/26 (1) (4)	27,900	27,977
Nordea Bank Abp,
(Floating, U.S. SOFR + 0.74%), 5.19%, 3/19/27 (1) (4)	8,500	8,543
(Floating, U.S. SOFR + 0.70%), 5.14%, 3/17/28 (1) (4)	14,300	14,322
Royal Bank of Canada,
(Floating, U.S. SOFR Compounded Index + 0.57%), 4.94%, 4/27/26 (4)	5,900	5,912
(Floating, U.S. SOFR Compounded Index + 0.59%), 4.97%, 11/2/26 (4)	14,237	14,261
(Floating, U.S. SOFR Compounded Index + 0.83%), 5.20%, 1/24/29 (4)	9,000	8,984
Societe Generale S.A.,
(Floating, U.S. SOFR + 1.41%), 5.76%, 4/13/29 (1) (4)	3,100	3,102
Sumitomo Mitsui Financial Group, Inc.,
(Floating, U.S. SOFR + 0.88%), 5.23%, 1/14/27 (4)	5,840	5,869
(Floating, U.S. SOFR + 1.17%), 5.51%, 7/9/29 (4)	3,807	3,844
Sumitomo Mitsui Trust Bank Ltd.,
4.45%, 9/10/27 (1)	5,000	5,020
Svenska Handelsbanken AB,
(Floating, U.S. SOFR + 0.66%), 5.07%, 5/28/27 (1) (4)	15,220	15,257
Swedbank AB,
5.47%, 6/15/26 (1)	10,577	10,685
6.14%, 9/12/26 (1)	7,000	7,149
(Floating, U.S. SOFR + 1.03%), 5.43%, 11/20/29 (1) (4)	4,700	4,749
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 34.5% continued
Banking – 24.9%continued
Toronto-Dominion Bank (The),
5.53%, 7/17/26	$5,000	$5,062
(Floating, U.S. SOFR + 0.59%), 5.02%, 9/10/26 (4)	20,000	20,018
Westpac Banking Corp.,
(Floating, U.S. SOFR + 0.46%), 4.82%, 10/20/26 (4)	16,000	16,028
(Floating, U.S. SOFR + 0.00%), 5.28%, 7/1/30 (4)	1,380	1,384
		445,813
Biotechnology & Pharmaceuticals – 0.6%
GlaxoSmithKline Capital PLC,
(Floating, U.S. SOFR + 0.50%), 4.94%, 3/12/27(4)	11,400	11,419
Chemicals – 0.6%
Nutrien Ltd.,
5.95%, 11/7/25	5,000	5,025
4.50%, 3/12/27	5,000	5,013
		10,038
Household Products – 0.3%
Reckitt Benckiser Treasury Services PLC,
3.00%, 6/26/27(1)	5,000	4,888
Industrial Support Services – 0.5%
Element Fleet Management Corp.,
6.27%, 6/26/26(1)	9,720	9,858
Institutional Financial Services – 1.1%
Mitsubishi UFJ Trust & Banking Corp.,
(Floating, U.S. SOFR + 0.32%), 4.76%, 3/17/26 (4)	5,000	5,001
Mizuho Markets Cayman L.P.,
(Floating, U.S. SOFR + 0.53%), 4.97%, 1/9/26 (1) (4)	14,600	14,608
		19,609
Metals & Mining – 2.0%
Glencore Funding LLC,
(Floating, U.S. SOFR Compounded Index + 0.75%), 5.21%, 10/1/26 (1) (4)	21,450	21,448
Rio Tinto Finance U.S.A. PLC,
(Floating, U.S. SOFR Compounded Index + 0.84%), 5.28%, 3/14/28 (4)	15,100	15,181
		36,629
NORTHERN FUNDS QUARTERLY REPORT  266 FIXED INCOME FUNDS

Schedule of Investments

ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 34.5% continued
Semiconductors – 0.2%
NXP B.V./NXP Funding LLC,
5.35%, 3/1/26	$4,235	$4,255
Specialty Finance – 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
6.50%, 7/15/25	17,700	17,711
Avolon Holdings Funding Ltd.,
4.95%, 1/15/28 (1)	4,600	4,624
		22,335
Transportation Equipment – 1.2%
Daimler Truck Finance North America LLC,
5.00%, 1/15/27 (1)	4,000	4,039
(Floating, U.S. SOFR + 0.00%), 5.41%, 9/25/27 (1) (4)	10,720	10,731
(Floating, U.S. SOFR + 0.84%), 5.19%, 1/13/28 (1) (4)	5,900	5,879
		20,649
Total Foreign Issuer Bonds
(Cost $617,401)		619,033

U.S. GOVERNMENT AGENCIES – 0.7% (6)
Fannie Mae – 0.2%
Pool #FM3019,
3.50%, 2/1/35	1,659	1,628
Pool #MA3932,
3.50%, 2/1/35	1,407	1,365
		2,993
Freddie Mac – 0.5%
FRESB Mortgage Trust, Series 2022-SB94, Class A5F,
1.64%, 11/25/26	6,179	5,944
Pool #ZS8641,
2.50%, 2/1/32	2,215	2,127
		8,071
Government National Mortgage Association – 0.0%
Government National Mortgage Association, Series 2013-149, Class MA,
2.50%, 5/20/40	689	677
Total U.S. Government Agencies
(Cost $12,131)		11,741

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 2.6%
U.S. Treasury Notes – 2.6%
4.38%, 7/31/26	$3,000	$3,012
4.63%, 11/15/26	8,000	8,077
4.13%, 2/15/27	25,000	25,120
4.50%, 4/15/27	10,000	10,125
		46,334
Total U.S. Government Obligations
(Cost $45,915)		46,334

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.4%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.15%(7) (8)	7,432,692	$7,433
Total Investment Companies
(Cost $7,433)		7,433

Total Investments – 99.3%
(Cost $1,774,125)		1,778,721
Other Assets less Liabilities – 0.7%		13,432
NET ASSETS – 100.0%		$1,792,153

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At June 30, 2025, the value of these securities amounted to approximately $470,932,000 or
26.3% of net assets.

(2)	Step coupon bond. Rate as of June 30, 2025 is disclosed.
(3)	When-Issued Security. Coupon rate is not in effect at June 30, 2025.
(4)	Variable or floating rate security. Rate as of June 30, 2025 is disclosed.
(5)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2025.
(6)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of June 30, 2025 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

1Y - 1 Year

3M - 3 Month

CME - Chicago Mercantile Exchange

FIXED INCOME FUNDS 267 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

SOFR - Secured Overnight Financing Rate
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$169,764	$—	$169,764
Commercial Mortgage-Backed Securities	—	7,304	—	7,304
Commercial Paper	—	9,997	—	9,997
Corporate Bonds(1)	—	907,115	—	907,115
Foreign Issuer Bonds(1)	—	619,033	—	619,033
U.S. Government Agencies(1)	—	11,741	—	11,741
U.S. Government Obligations	—	46,334	—	46,334
Investment Companies	7,433	—	—	7,433
Total Investments	$7,433	$1,771,288	$—	$1,778,721

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	ACCRUED PREMIUM (DISCOUNT)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Nasdaq, Inc.	$8,019	$—	$8,000	$(16)	$(3)	$109	$—	—
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	—	5,150	5,150	—	—	— (1),*	—	—
Northern Institutional Funds - U.S. Government Portfolio (Shares)	66,804	410,168	469,539	—	—	679	7,433	7,432,692
Total	$74,823	$415,318	$482,689	$(16)	$(3)	$788	$7,433	7,432,692

(1)
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

*	Amount rounds to less than one thousand.
NORTHERN FUNDS QUARTERLY REPORT  268 FIXED INCOME FUNDS

Schedule of Investments

U.S. GOVERNMENT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 4.9% (1)
Fannie Mae – 2.0%
Pool #555649,
7.50%, 10/1/32	$6	$6
Pool #BH9277,
3.50%, 2/1/48	102	94
Pool #CB7509,
6.00%, 11/1/53	71	72
Pool #DA0021,
6.00%, 9/1/53	63	65
Pool #FS3063,
4.50%, 10/1/52	154	148
Pool #FS4669,
6.00%, 3/1/53	65	66
Pool #FS5952,
6.50%, 10/1/53	51	53
Pool #FS6176,
5.00%, 12/1/47	57	58
Pool #FS6177,
6.50%, 5/1/40	60	64
		626
Freddie Mac – 1.4%
Pool #RA8880,
5.50%, 4/1/53	80	81
Pool #SD1360,
5.50%, 7/1/52	89	90
Pool #SD2347,
5.50%, 2/1/53	68	68
Pool #SD2665,
6.00%, 4/1/53	78	80
Pool #SD3817,
6.00%, 9/1/53	107	109
Pool #ZS7735,
2.00%, 1/1/32	1	1
		429
Freddie Mac Gold – 0.1%
Pool #G30926,
3.50%, 4/1/36	16	15
Government National Mortgage Association – 0.2%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	57	52
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 4.9% (1)continued
Sovereign Agencies – 1.2%
Resolution Funding Corp. Interest Strip,
3.89%, 10/15/28(2)	$425	$374
Total U.S. Government Agencies
(Cost $1,488)		1,496

U.S. GOVERNMENT OBLIGATIONS – 94.3%
U.S. Treasury Bonds – 20.3%
4.50%, 8/15/39	50	50
4.38%, 11/15/39	460	451
4.63%, 2/15/40	80	81
1.13%, 5/15/40	250	155
4.25%, 11/15/40	165	158
3.88%, 2/15/43	460	412
3.88%, 5/15/43	385	344
4.38%, 8/15/43	375	357
4.75%, 11/15/43	135	135
4.63%, 5/15/44	100	98
4.63%, 11/15/44	345	338
4.75%, 2/15/45	240	239
5.00%, 5/15/45	145	149
2.75%, 11/15/47	430	306
3.38%, 11/15/48	240	190
2.88%, 5/15/49	75	54
2.38%, 11/15/49	880	566
1.38%, 8/15/50	465	229
2.38%, 5/15/51	480	304
4.75%, 11/15/53	520	515
4.63%, 5/15/54	225	219
4.25%, 8/15/54	175	160
4.50%, 11/15/54	300	286
4.63%, 2/15/55	290	282
4.75%, 5/15/55	140	139
		6,217
U.S. Treasury Inflation Indexed Notes – 1.0%
0.13%, 4/15/26	126	153
0.13%, 4/15/27	137	152
0.13%, 7/15/30	2	2
		307
U.S. Treasury Notes – 73.0%
0.63%, 7/31/26	99	96
4.38%, 7/31/26	110	110
1.50%, 8/15/26	150	146
0.75%, 8/31/26	293	282
FIXED INCOME FUNDS 269 NORTHERN FUNDS QUARTERLY REPORT

June 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 94.3%continued
U.S. Treasury Notes – 73.0%continued
3.75%, 8/31/26	$135	$135
3.50%, 9/30/26	375	373
1.13%, 10/31/26	211	203
4.13%, 10/31/26	200	201
4.25%, 11/30/26	50	50
4.25%, 12/31/26	75	75
4.00%, 1/15/27	75	75
1.50%, 1/31/27	115	111
4.13%, 2/28/27	100	101
0.63%, 3/31/27	92	87
3.88%, 3/31/27	1,775	1,778
3.75%, 4/30/27	300	300
4.50%, 5/15/27	250	253
0.50%, 5/31/27	107	101
3.88%, 5/31/27	125	125
4.63%, 6/15/27	100	102
3.75%, 6/30/27	275	275
4.38%, 7/15/27	200	202
0.38%, 9/30/27	311	289
2.25%, 11/15/27	126	122
4.13%, 11/15/27	50	50
0.63%, 11/30/27	36	33
3.88%, 11/30/27	313	314
4.00%, 12/15/27	360	363
4.25%, 1/15/28	50	51
0.75%, 1/31/28	104	96
4.25%, 2/15/28	350	355
3.88%, 3/15/28	1,755	1,763
3.75%, 4/15/28	450	451
3.50%, 4/30/28	500	497
3.75%, 5/15/28	225	225
1.25%, 5/31/28	215	201
3.63%, 5/31/28	300	299
3.88%, 6/15/28	550	553
2.88%, 8/15/28	245	239
1.13%, 8/31/28	208	192
4.38%, 8/31/28	100	102
3.13%, 11/15/28	588	577
4.00%, 1/31/29	200	202
4.13%, 3/31/29	100	101
4.50%, 5/31/29	100	103
4.00%, 7/31/29	100	101
3.63%, 8/31/29	100	100
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 94.3%continued
U.S. Treasury Notes – 73.0%continued
4.13%, 10/31/29	$65	$66
4.38%, 12/31/29	260	266
4.25%, 1/31/30	400	408
4.00%, 2/28/30	425	429
4.00%, 3/31/30	375	378
3.88%, 4/30/30	105	105
4.00%, 5/31/30	65	66
3.88%, 6/30/30	225	226
4.13%, 8/31/30	1,850	1,877
4.38%, 11/30/30	350	359
3.75%, 12/31/30	200	199
4.00%, 1/31/31	100	101
4.25%, 2/28/31	150	153
4.63%, 4/30/31	75	78
4.63%, 5/31/31	200	208
4.25%, 6/30/31	150	153
4.13%, 7/31/31	250	253
3.75%, 8/31/31	100	99
3.63%, 9/30/31	100	98
4.13%, 10/31/31	65	66
4.13%, 11/30/31	200	202
4.50%, 12/31/31	210	217
4.38%, 1/31/32	550	563
4.13%, 2/29/32	260	262
4.13%, 3/31/32	290	293
4.00%, 4/30/32	275	275
4.13%, 5/31/32	125	126
4.00%, 6/30/32	275	275
3.50%, 2/15/33	180	174
3.38%, 5/15/33	300	286
4.00%, 2/15/34	465	460
4.38%, 5/15/34	175	178
3.88%, 8/15/34	125	122
4.25%, 11/15/34	325	326
4.63%, 2/15/35	285	294
4.25%, 5/15/35	170	170
		22,371
Total U.S. Government Obligations
(Cost $29,140)		28,895

NORTHERN FUNDS QUARTERLY REPORT  270 FIXED INCOME FUNDS

Schedule of Investments

U.S. GOVERNMENT FUND continued	June 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.15%(3) (4)	31,590	$32
Total Investment Companies
(Cost $32)		32

Total Investments – 99.3%
(Cost $30,660)		30,423
Other Assets less Liabilities – 0.7%		213
NET ASSETS – 100.0%		$30,636

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of June 30, 2025 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Agencies(1)	$—	$1,496	$—	$1,496
U.S. Government Obligations(1)	—	28,895	—	28,895
Investment Companies	32	—	—	32
Total Investments	$32	$30,391	$—	$30,423

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$50	$50	$— (1)	$—	—
Northern Institutional Funds - U.S. Government Portfolio (Shares)	710	1,555	2,233	1	32	31,590
Total	$710	$1,605	$2,283	$1	$32	31,590

(1)
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

FIXED INCOME FUNDS 271 NORTHERN FUNDS QUARTERLY REPORT